UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04015
Investment Company Act File Number
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1.	Schedule of Investments
Eaton Vance Atlanta Capital Horizon Growth Fund
     (formerly, Eaton Vance Tax-Managed Mid-Cap Core Fund)
Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Floating-Rate & High Income Fund
Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Floating-Rate Fund
Eaton Vance Global Dividend Income Fund
Eaton Vance Global Macro Absolute Return Advantage Fund
Eaton Vance Global Macro Absolute Return Fund
Eaton Vance Government Obligations Fund
Eaton Vance High Income Opportunities Fund
Eaton Vance International Multi-Market Local Income Fund
Eaton Vance Low Duration Fund
Eaton Vance Multi-Strategy Absolute Return Fund
Eaton Vance Parametric Structured Emerging Markets Fund
Eaton Vance Strategic Income Fund
Eaton Vance Tax-Managed Equity Asset Allocation Fund
Eaton Vance Tax-Managed Global Dividend Income Fund
Eaton Vance Tax-Managed International Equity Fund
Eaton Vance Tax-Managed Multi-Cap Growth Fund
Eaton Vance Tax-Managed Small-Cap Fund
Eaton Vance Tax-Managed Small-Cap Value Fund
Eaton Vance Tax-Managed Value Fund
Eaton Vance U.S. Government Money Market Fund

Eaton Vance
U.S. Government Money Market Fund
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Government Agency Obligations — 66.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Bank:
0.16%, 7/18/12(1)	$10,000	$9,999,023
Discount Note, 0.001%, 8/1/11	10,000	10,000,000
Discount Note, 0.05%, 8/10/11	8,500	8,499,894
Discount Note, 0.075%, 8/12/11	1,315	1,314,970
Discount Note, 0.05%, 8/17/11	2,000	1,999,956
Discount Note, 0.08%, 8/19/11	5,000	4,999,800
Discount Note, 0.10%, 8/24/11	1,590	1,589,898
Discount Note, 0.08%, 8/26/11	835	834,954
Discount Note, 0.12%, 8/26/11	4,100	4,099,658
Discount Note, 0.01%, 8/31/11	15,000	14,999,875
Discount Note, 0.05%, 8/31/11	1,348	1,347,944
Discount Note, 0.095%, 9/2/11	1,429	1,428,879
Discount Note, 0.09%, 9/22/11	5,600	5,599,272
Discount Note, 0.04%, 9/23/11	5,000	4,999,705
Discount Note, 0.05%, 10/7/11	4,400	4,399,590
Discount Note, 0.08%, 10/14/11	3,280	3,279,461
Discount Note, 0.11%, 12/16/11	15,000	14,993,721

		$94,386,600

Federal Home Loan Mortgage Corp.:
0.20%, 11/7/11(1)	$1,000	$1,000,352
Discount Note, 0.10%, 8/10/11	1,700	1,699,957
Discount Note, 0.08%, 8/17/11	988	987,965
Discount Note, 0.23%, 8/17/11	255	254,974
Discount Note, 0.085%, 8/22/11	1,945	1,944,904
Discount Note, 0.15%, 8/22/11	3,500	3,499,694
Discount Note, 0.075%, 8/29/11	9,798	9,797,428
Discount Note, 0.04%, 10/3/11	1,470	1,469,897
Discount Note, 0.035%, 10/11/11	3,000	2,999,793
Discount Note, 0.06%, 11/1/11	3,000	2,999,540
Discount Note, 0.06%, 11/14/11	6,000	5,998,950

		$32,653,454

Federal National Mortgage Association:
Discount Note, 0.11%, 8/8/11	$1,000	$999,979
Discount Note, 0.07%, 8/15/11	2,065	2,064,944
Discount Note, 0.08%, 8/24/11	5,838	5,837,702
Discount Note, 0.09%, 9/7/11	3,300	3,299,695
Discount Note, 0.05%, 9/22/11	1,800	1,799,870
Discount Note, 0.095%, 9/22/11	4,998	4,997,314
Discount Note, 0.08%, 10/3/11	950	949,867
Discount Note, 0.06%, 10/12/11	5,808	5,807,303
Discount Note, 0.095%, 11/30/11	15,000	14,995,210
Discount Note, 0.085%, 12/14/11	2,000	1,999,362

		$42,751,246

Total U.S. Government Agency Obligations (amortized cost $169,791,300)		$169,791,300

1

U.S. Treasury Obligations — 15.6%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 0.045%, 8/11/11	$2,148	$2,147,973
U.S. Treasury Bill, 0.08%, 8/18/11	3,000	2,999,887
U.S. Treasury Bill, 0.136%, 8/25/11	5,000	4,999,545
U.S. Treasury Bill, 0.129%, 9/15/11	10,000	9,998,381
U.S. Treasury Bill, 0.067%, 10/13/11	1,556	1,555,787
U.S. Treasury Bill, 0.141%, 10/20/11	10,000	9,996,867
U.S. Treasury Bill, 0.06%, 1/5/12	8,200	8,197,854

Total U.S. Treasury Obligations (amortized cost $39,896,294)		$39,896,294

Total Investments — 82.0% (amortized cost $209,687,594)(2)		$209,687,594

Other Assets, Less Liabilities — 18.0%		$46,138,331

Net Assets — 100.0%		$255,825,925

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2011.

(2)	Cost for federal income taxes is the same.

The Fund did not have any open financial instruments at July 31, 2011.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At July 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

U.S. Government Agency Obligations	$—	$169,791,300	$—	$169,791,300
U.S. Treasury Obligations	—	39,896,294	—	39,896,294

Total	$—	$209,687,594	$—	$209,687,594

The Fund held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

2

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2011 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2011, the Fund owned 1.5% of Tax-Managed Growth Portfolio’s outstanding interests, 6.4% of Tax-Managed Value Portfolio’s outstanding interests, 48.0% of Tax-Managed International Equity Portfolio’s outstanding interests, 43.3% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 23.8% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 52.8% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2011 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Tax-Managed Growth Portfolio (identified cost, $144,417,730)	$134,345,920	29.4%

Tax-Managed Value Portfolio (identified cost, $87,124,058)	124,008,562	27.2

Tax-Managed International Equity Portfolio (identified cost, $57,310,108)	65,306,712	14.3

Tax-Managed Multi-Cap Growth Portfolio (identified cost, $43,219,773)	50,365,464	11.0

Tax-Managed Small-Cap Portfolio (identified cost, $41,316,950)	45,161,233	9.9

Tax-Managed Small-Cap Value Portfolio (identified cost, $32,550,518)	41,044,069	9.0

Total Investments in Affiliated Portfolios (identified cost, $405,939,137)	$460,231,960	100.8%

Other Assets, Less Liabilities	$(3,603,849)	(0.8)%

Net Assets	$456,628,111	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2011 and October 31, 2010, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance
Multi-Strategy Absolute Return Fund
July 31, 2011 (Unaudited)

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2011, the Fund owned 1.4% of Floating Rate Portfolio’s outstanding interests, 8.3% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 0.9% of Global Macro Portfolio’s outstanding interests, 1.0% of Government Obligations Portfolio’s outstanding interests, 6.8% of Large-Cap Core Research Portfolio’s outstanding interests, 98.6% of MSAR Completion Portfolio’s outstanding interests and 5.6% of Short-Term U.S. Government Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2011 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Floating Rate Portfolio (identified cost, $157,440,521)	$153,892,163	22.7%

Global Macro Absolute Return Advantage Portfolio (identified cost, $82,871,980)	83,941,674	12.4

Global Macro Portfolio (identified cost, $80,623,581)	83,641,146	12.4

Government Obligations Portfolio (identified cost, $5,169,540)	10,072,180	1.5

Large-Cap Core Research Portfolio (identified cost, $15,138,824)	15,325,964	2.3

MSAR Completion Portfolio (identified cost, $299,243,709)	301,729,735	44.6

Short-Term U.S. Government Portfolio (identified cost, $24,289,066)	24,598,327	3.6

Total Investments in Affiliated Portfolios (identified cost $664,777,221)	$673,201,189	99.5%

Other Assets, Less Liabilities	$3,330,929	0.5%

Net Assets	$676,532,118	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2011 and October 31, 2010, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance
Global Dividend Income Fund
July 31, 2011 (Unaudited)

Eaton Vance Global Dividend Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Dividend Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2011, the value of the Fund’s investment in the Portfolio was $442,667,093 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

1

Global Dividend Income Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Aerospace & Defense — 2.2%
General Dynamics Corp.	140,000	$9,539,600

		$9,539,600

Airlines — 0.8%
Singapore Airlines, Ltd.	280,000	$3,295,419

		$3,295,419

Beverages — 0.9%
PepsiCo, Inc.	65,000	$4,162,600

		$4,162,600

Capital Markets — 0.7%
Invesco, Ltd.	130,000	$2,883,400

		$2,883,400

Chemicals — 3.8%
Air Liquide SA	45,800	$6,291,225
BASF SE	117,000	10,566,407

		$16,857,632

Commercial Banks — 6.2%
HSBC Holdings PLC ADR	142,000	$6,939,540
PNC Financial Services Group, Inc.	161,000	8,740,690
U.S. Bancorp	302,907	7,893,756
Wells Fargo & Co.	145,000	4,051,300

		$27,625,286

Communications Equipment — 4.0%
HTC Corp.	299,250	$8,901,928
Telefonaktiebolaget LM Ericsson, Class B	715,000	8,980,878

		$17,882,806

Construction & Engineering — 1.9%
Vinci SA	146,000	$8,460,943

		$8,460,943

Diversified Financial Services — 0.5%
JPMorgan Chase & Co.	50,000	$2,022,500

		$2,022,500

Diversified Telecommunication Services — 7.0%
AT&T, Inc.	87,530	$2,561,128
Deutsche Telekom AG	600,000	9,352,639
Koninklijke KPN NV	665,000	9,483,575
Singapore Telecommunications, Ltd.	1,000,000	2,761,175
Tele2 AB	195,000	4,146,844
Verizon Communications, Inc.	81,109	2,862,337

		$31,167,698

Electric Utilities — 3.9%
American Electric Power Co., Inc.	170,000	$6,266,200
Enel SpA	400,000	2,303,736
Scottish and Southern Energy PLC	400,000	8,570,523

		$17,140,459

2

Security	Shares	Value
Energy Equipment & Services — 4.7%
Schlumberger, Ltd.	140,559	$12,702,317
Seadrill, Ltd.	235,000	8,179,904

		$20,882,221

Food & Staples Retailing — 1.9%
Distribuidora Internacional de Alimentacion SA(1)	115,559	$489,838
Wal-Mart Stores, Inc.	152,800	8,054,088

		$8,543,926

Food Products — 2.7%
Nestle SA	187,587	$11,949,578

		$11,949,578

Health Care Equipment & Supplies — 1.8%
Covidien PLC	152,400	$7,740,396

		$7,740,396

Hotels, Restaurants & Leisure — 3.4%
Carnival Corp.	100,000	$3,330,000
McDonald’s Corp.	136,400	11,795,872

		$15,125,872

Household Products — 2.1%
Henkel AG & Co. KGaA, PFC Shares	135,000	$9,101,350

		$9,101,350

Insurance — 5.5%
Aflac, Inc.	60,000	$2,763,600
AXA SA	440,000	8,231,949
MetLife, Inc.	125,000	5,151,250
Prudential Financial, Inc.	140,000	8,215,200

		$24,361,999

IT Services — 5.6%
Accenture PLC, Class A	201,000	$11,887,140
International Business Machines Corp.	71,781	13,053,375

		$24,940,515

Machinery — 0.9%
Illinois Tool Works, Inc.	80,000	$3,984,000

		$3,984,000

Media — 1.3%
Walt Disney Co. (The)	150,000	$5,793,000

		$5,793,000

Metals & Mining — 2.8%
BHP Billiton, Ltd. ADR	135,000	$12,359,250

		$12,359,250

Multi-Utilities — 2.7%
CMS Energy Corp.	275,000	$5,263,500
National Grid PLC	250,000	2,446,100
PG&E Corp.	100,000	4,143,000

		$11,852,600

Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	53,300	$5,544,266
Exxon Mobil Corp.	53,529	4,271,079
Occidental Petroleum Corp.	43,160	4,237,449
Royal Dutch Shell PLC, Class A	275,000	10,073,128
Total SA	180,000	9,728,700

		$33,854,622

3

Security	Shares	Value
Pharmaceuticals — 7.7%
Abbott Laboratories	158,000	$8,108,560
Johnson & Johnson	116,785	7,566,500
Merck & Co., Inc.	167,307	5,710,188
Pfizer, Inc.	295,000	5,675,800
Sanofi-Aventis	90,000	6,993,045

		$34,054,093

Road & Rail — 3.4%
Canadian National Railway Co.	60,000	$4,491,600
Norfolk Southern Corp.	40,000	3,028,000
Union Pacific Corp.	75,000	7,686,000

		$15,205,600

Software — 2.0%
Microsoft Corp.	160,000	$4,384,000
Oracle Corp.	150,000	4,587,000

		$8,971,000

Tobacco — 5.2%
British American Tobacco PLC	220,000	$10,155,475
Philip Morris International, Inc.	182,845	13,013,079

		$23,168,554

Water Utilities — 1.4%
United Utilities Group PLC	650,000	$6,265,348

		$6,265,348

Wireless Telecommunication Services — 2.5%
Vodafone Group PLC	4,000,000	$11,217,415

		$11,217,415

Total Common Stocks (identified cost $357,204,921)		$430,409,682

Preferred Stocks — 1.0%

Security	Shares	Value
Commercial Banks — 0.5%
Bank of America Corp., 8.125%(2)	350	$366,830
Barclays Bank PLC, 7.434%(2)(3)	100	101,679
BNP Paribas, 7.195%(2)(3)	2	190,399
Credit Agricole SA/London, 6.637%(2)(3)	115	100,172
Farm Credit Bank of Texas, Series I, 10.00%	225	258,258
JPMorgan Chase & Co., 7.90%(2)	350	383,352
Lloyds Banking Group PLC, 6.657%(1)(2)(3)	195	140,400
Morgan Stanley Capital Trust III, 6.25%	6,000	143,160
Royal Bank of Scotland Group PLC, Series F, 7.65%	5,000	111,300
Wells Fargo & Co., Series L, 7.50%	305	323,819

		$2,119,369

Consumer Finance — 0.1%
Ally Financial, Inc., Series A, 8.50%(2)	15,000	$369,622

		$369,622

Diversified Financial Services — 0.0%(4)
Citigroup Capital XI, 6.00%	4,110	$94,530

		$94,530

Insurance — 0.1%
Aegon NV, 6.375%	5,000	$111,950
AXA SA, 6.379%(2)(3)	68	57,669
AXA SA, 6.463%(2)(3)	42	36,035

4

Security	Shares	Value
Endurance Specialty Holdings, Ltd., Series A, 7.75%	5,000	$127,500
ING Capital Funding Trust III, 3.846%(2)	110	104,161

		$437,315

Real Estate Investment Trusts (REITs) — 0.3%
CapLease, Inc., Series A, 8.125%	13,000	$322,075
Developers Diversified Realty Corp., Series I, 7.50%	15,000	363,450
Regency Centers Corp., Series C, 7.45%	15,000	375,450
Vornado Realty Trust, Series J, 6.875%	7,500	191,100

		$1,252,075

Total Preferred Stocks (identified cost $4,083,583)		$4,272,911

Corporate Bonds & Notes — 0.6%

	Principal
	Amount
Description	(000’s omitted)	Value
Commercial Banks — 0.2%
American Express Co., 6.80% to 9/1/16, 9/1/66(2)(5)	$350	$361,813
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(5)(6)	240	247,200
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(5)(6)	400	392,000

		$1,001,013

Diversified Financial Services — 0.1%
General Electric Capital Corp., 6.375% to 11/15/17, 11/15/67(5)	$330	$339,075

		$339,075

Electric Utilities — 0.2%
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(5)	$650	$641,317

		$641,317

Insurance — 0.1%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(5)(6)	$250	$355,933
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(5)	250	235,937

		$591,870

Pipelines — 0.0%(4)
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(5)	$110	$110,940

		$110,940

Total Corporate Bonds & Notes (identified cost $2,442,192)		$2,684,215

Total Investments — 98.8% (identified cost $363,730,696)		$437,366,808

Other Assets, Less Liabilities — 1.2%		$5,300,376

Net Assets — 100.0%		$442,667,184

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

(1)		Non-income producing security.

(2)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2011.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $626,354 or 0.1% of the Portfolio’s net assets.

(4)		Amount is less than 0.05%.

(5)		Security converts to floating rate after the indicated fixed-rate coupon period.

5

(6)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	53.4%	$236,561,513
United Kingdom	11.0	48,839,289
France	9.0	39,705,862
Germany	6.6	29,020,396
Ireland	4.4	19,627,536
Sweden	3.0	13,127,722
Switzerland	2.7	11,949,578
Bermuda	2.5	11,063,304
Netherlands	2.1	9,483,575
Taiwan	2.0	8,901,928
Singapore	1.4	6,056,594
Italy	0.5	2,303,736
Spain	0.1	489,838
Cayman Islands	0.1	235,937

Total Investments	98.8%	$437,366,808

The Portfolio did not have any open financial instruments at July 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$369,951,062

Gross unrealized appreciation	$75,054,992
Gross unrealized depreciation	(7,639,246)

Net unrealized appreciation	$67,415,746

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$20,918,872	$—		$—	$20,918,872
Consumer Staples	25,719,605	31,206,403		—	56,926,008
Energy	26,755,111	27,981,732		—	54,736,843
Financials	48,661,236	8,231,949		—	56,893,185
Health Care	34,801,444	6,993,045		—	41,794,489
Industrials	28,729,200	11,756,362		—	40,485,562
Information Technology	33,911,515	17,882,806		—	51,794,321
Materials	12,359,250	16,857,632		—	29,216,882
Telecommunication Services	5,423,465	36,961,648		—	42,385,113
Utilities	15,672,700	19,585,707		—	35,258,407

Total Common Stocks	$252,952,398	$177,457,284	*	$—	$430,409,682

Preferred Stocks
Financials	$2,164,334	$2,108,577		$—	$4,272,911

Total Preferred Stocks	$2,164,334	$2,108,577		$—	$4,272,911

Corporate Bonds & Notes	$—	$2,684,215		$—	$2,684,215

Total Corporate Bonds & Notes	$—	$2,684,215		$—	$2,684,215

Total	$255,116,732	$182,250,076		$—	$437,366,808

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance
Emerging Markets Local Income Fund
July 31, 2011 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2011, the value of the Fund’s investment in the Portfolio was $655,917,310 and the Fund owned 77.8% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio
July 31, 2011

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 69.1%

	Principal
Security	Amount		Value
Albania — 0.6%
Republic of Albania, 7.50%, 11/4/15	EUR	3,500,000	$4,859,414

Total Albania			$4,859,414

Bermuda — 0.1%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	900,000	$1,004,164

Total Bermuda			$1,004,164

Brazil — 5.6%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	473,292	$299,210
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	6,142,000	3,920,805
Nota Do Tesouro Nacional, 10.00%, 1/1/13	BRL	5,118,000	3,189,901
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	23,509,000	14,312,924
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	21,314,000	12,320,986
Nota Do Tesouro Nacional, 10.00%, 1/1/21	BRL	9,400,000	5,207,170
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	445,756
Republic of Brazil, 12.50%, 1/5/16	BRL	10,030,000	7,777,074

Total Brazil			$47,473,826

Chile — 1.0%
Government of Chile, 2.10%, 9/1/15(2)	CLP	87,777,600	$187,265
Government of Chile, 3.00%, 1/1/15(2)	CLP	768,054,000	1,691,112
Government of Chile, 6.00%, 3/1/17	CLP	70,000,000	153,036
Government of Chile, 6.00%, 3/1/18	CLP	2,350,000,000	5,100,450
Government of Chile, 6.00%, 1/1/20	CLP	465,000,000	1,007,744

Total Chile			$8,139,607

Colombia — 3.6%
Republic of Colombia, 7.75%, 4/14/21	COP	9,341,000,000	$6,032,943
Republic of Colombia, 9.85%, 6/28/27	COP	8,093,000,000	6,040,334
Republic of Colombia, 12.00%, 10/22/15	COP	19,718,000,000	14,174,513
Titulos De Tesoreria B, 9.25%, 8/15/12	COP	7,100,000,000	4,162,921

Total Colombia			$30,410,711

Congo — 0.2%
Republic of Congo, 3.00%, 6/30/29	USD	2,333,200	$1,633,240

Total Congo			$1,633,240

Costa Rica — 0.0%(3)
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	53,485,871	$86,134
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	6,008,815	11,222

Total Costa Rica			$97,356

Dominican Republic — 0.9%
Dominican Republic, 16.00%, 7/10/20(1)	DOP	38,000,000	$987,795
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 13.00%, 2/25/13(4)	DOP	107,000,000	2,838,652

1

	Principal
Security	Amount		Value
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 15.00%, 3/12/12(4)	DOP	82,000,000	$2,197,527
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	67,800,000	1,762,077

Total Dominican Republic			$7,786,051

Egypt — 0.0%(3)
Arab Republic of Egypt, 8.75%, 7/18/12(1)	EGP	1,690,000	$272,023

Total Egypt			$272,023

Greece — 0.0%(3)
Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	225,000	$198,238

Total Greece			$198,238

Hungary — 5.9%
Hungary Government Bond, 5.50%, 2/12/14	HUF	2,120,600,000	$11,020,107
Hungary Government Bond, 5.50%, 2/12/16	HUF	1,510,700,000	7,591,614
Hungary Government Bond, 6.00%, 10/24/12	HUF	190,970,000	1,017,847
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	913,873
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100,000	2,938,091
Hungary Government Bond, 6.75%, 2/12/13	HUF	785,300,000	4,220,082
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520,000	8,158,632
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980,000	5,842,608
Hungary Government Bond, 7.50%, 10/24/13	HUF	796,000,000	4,350,918
Hungary Government Bond, 7.50%, 11/12/20	HUF	668,800,000	3,616,411
Hungary Government Bond, 8.00%, 2/12/15	HUF	60,000,000	331,339

Total Hungary			$50,001,522

Indonesia — 9.3%
Indonesia Government, 7.375%, 9/15/16	IDR	43,648,000,000	$5,367,177
Indonesia Government, 8.25%, 7/15/21	IDR	4,730,000,000	607,902
Indonesia Government, 8.375%, 9/15/26	IDR	14,100,000,000	1,746,642
Indonesia Government, 9.00%, 9/15/13	IDR	26,300,000,000	3,310,524
Indonesia Government, 9.00%, 9/15/18	IDR	42,550,000,000	5,577,726
Indonesia Government, 9.50%, 6/15/15	IDR	33,485,000,000	4,360,525
Indonesia Government, 9.50%, 7/15/23	IDR	35,245,000,000	4,740,095
Indonesia Government, 9.50%, 7/15/31	IDR	110,105,000,000	14,686,062
Indonesia Government, 9.50%, 5/15/41	IDR	25,725,000,000	3,306,884
Indonesia Government, 9.75%, 5/15/37	IDR	28,656,000,000	3,780,162
Indonesia Government, 10.00%, 7/15/17	IDR	10,200,000,000	1,394,129
Indonesia Government, 10.00%, 9/15/24	IDR	22,100,000,000	3,065,365
Indonesia Government, 10.00%, 2/15/28	IDR	8,560,000,000	1,178,919
Indonesia Government, 10.25%, 7/15/27	IDR	22,325,000,000	3,139,456
Indonesia Government, 10.50%, 8/15/30	IDR	45,960,000,000	6,614,943
Indonesia Government, 10.50%, 7/15/38	IDR	10,900,000,000	1,533,564
Indonesia Government, 11.00%, 11/15/20	IDR	14,560,000,000	2,169,059
Indonesia Government, 11.00%, 9/15/25	IDR	16,440,000,000	2,452,049
Indonesia Government, 11.25%, 5/15/14	IDR	16,743,000,000	2,239,870
Indonesia Government, 11.50%, 9/15/19	IDR	25,200,000,000	3,787,578
Indonesia Government, 12.50%, 3/15/13	IDR	23,815,000,000	3,116,481

Total Indonesia			$78,175,112

Israel — 0.1%
Israel Government Bond, 3.00%, 10/31/19(2)	ILS	577,332	$179,757
Israel Government Bond, 5.00%, 4/30/15(2)	ILS	1,464,893	486,155

Total Israel			$665,912

2

	Principal
Security	Amount		Value
Malaysia — 4.6%
Malaysia Government, 2.509%, 8/27/12	MYR	3,800,000	$1,275,479
Malaysia Government, 3.21%, 5/31/13	MYR	5,925,000	2,000,502
Malaysia Government, 3.502%, 5/31/27	MYR	4,125,000	1,297,768
Malaysia Government, 3.70%, 5/15/13	MYR	6,355,000	2,164,156
Malaysia Government, 3.741%, 2/27/15	MYR	24,076,000	8,225,239
Malaysia Government, 3.814%, 2/15/17	MYR	7,003,000	2,385,951
Malaysia Government, 4.012%, 9/15/17	MYR	10,786,000	3,697,690
Malaysia Government, 4.16%, 7/15/21	MYR	21,006,000	7,246,412
Malaysia Government, 4.24%, 2/7/18	MYR	15,775,000	5,477,071
Malaysia Government, 4.378%, 11/29/19	MYR	3,750,000	1,313,713
Malaysia Government, 4.498%, 4/15/30	MYR	3,480,000	1,226,059
Malaysia Government, 5.094%, 4/30/14	MYR	7,416,000	2,620,607

Total Malaysia			$38,930,647

Mexico — 5.0%
Government of Mexico, 7.25%, 12/15/16	MXN	20,800,000	$1,878,397
Government of Mexico, 7.50%, 6/3/27	MXN	30,480,000	2,679,530
Government of Mexico, 7.75%, 12/14/17	MXN	9,500,000	880,913
Government of Mexico, 8.00%, 12/19/13	MXN	61,900,000	5,621,233
Government of Mexico, 8.00%, 6/11/20	MXN	21,018,000	1,974,383
Government of Mexico, 8.50%, 12/13/18	MXN	6,832,600	660,071
Government of Mexico, 8.50%, 5/31/29	MXN	39,000,000	3,717,432
Government of Mexico, 8.50%, 11/18/38	MXN	36,100,000	3,347,015
Government of Mexico, 9.00%, 6/20/13	MXN	73,000,000	6,668,548
Government of Mexico, 9.50%, 12/18/14	MXN	23,060,000	2,208,340
Government of Mexico, 10.00%, 12/5/24	MXN	63,550,000	6,891,975
Government of Mexico, 10.00%, 11/20/36	MXN	56,570,000	6,072,625

Total Mexico			$42,600,462

Peru — 1.6%
Republic of Peru, 6.90%, 8/12/37(1)	PEN	2,367,000	$868,378
Republic of Peru, 6.90%, 8/12/37	PEN	2,700,000	990,546
Republic of Peru, 6.95%, 8/12/31	PEN	2,000,000	738,317
Republic of Peru, 7.84%, 8/12/20	PEN	1,130,000	460,360
Republic of Peru, 7.84%, 8/12/20(5)	PEN	11,470,000	4,672,854
Republic of Peru, 8.20%, 8/12/26	PEN	5,775,000	2,442,638
Republic of Peru, 8.60%, 8/12/17	PEN	5,305,000	2,230,553
Republic of Peru, 9.91%, 5/5/15	PEN	1,760,000	743,015

Total Peru			$13,146,661

Philippines — 0.8%
Philippine Government International Bond, 4.95%, 1/15/21	PHP	139,000,000	$3,278,220
Philippine Government International Bond, 6.25%, 1/14/36	PHP	150,000,000	3,433,918

Total Philippines			$6,712,138

Poland — 0.7%
Poland Government Bond, 3.00%, 8/24/16(2)	PLN	1,868,851	$687,957
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	722,857
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	1,271,693
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	1,929,891
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	1,086,225

Total Poland			$5,698,623

Russia — 5.6%
Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	600,000,000	$22,908,511
Russia Government Bond, 7.00%, 6/3/15	RUB	104,418,000	3,829,212
Russia Government Bond, 7.10%, 3/13/14	RUB	393,700,000	14,605,156

3

	Principal
Security	Amount		Value
Russia Government Bond, 7.35%, 1/20/16	RUB	68,000,000	$2,504,610
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974,000	3,792,453

Total Russia			$47,639,942

Serbia — 1.6%
Serbia Treasury Bill, 0.00%, 8/9/12	RSD	230,950,000	$2,862,090
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	403,070,000	4,951,890
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	401,520,000	4,817,846
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	55,500,000	636,293

Total Serbia			$13,268,119

South Africa — 7.0%
Republic of South Africa, 2.50%, 1/31/17(2)	ZAR	6,196,267	$978,460
Republic of South Africa, 2.60%, 3/31/28(2)	ZAR	6,311,990	940,352
Republic of South Africa, 2.75%, 1/31/22(2)	ZAR	33,147,286	5,045,252
Republic of South Africa, 5.50%, 12/7/23(2)	ZAR	3,000,429	582,428
Republic of South Africa, 6.25%, 3/31/36	ZAR	22,825,000	2,535,720
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745,000	6,142,548
Republic of South Africa, 7.00%, 2/28/31	ZAR	19,600,000	2,440,923
Republic of South Africa, 7.25%, 1/15/20	ZAR	51,600,000	7,290,247
Republic of South Africa, 7.50%, 1/15/14	ZAR	34,500,000	5,261,681
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430,000	2,957,425
Republic of South Africa, 8.75%, 12/21/14	ZAR	29,990,000	4,721,305
Republic of South Africa, 10.50%, 12/21/26	ZAR	30,356,000	5,323,996
Republic of South Africa, 13.50%, 9/15/15	ZAR	81,005,000	14,739,807

Total South Africa			$58,960,144

Sri Lanka — 0.1%
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	950,000	$988,000

Total Sri Lanka			$988,000

Taiwan — 0.4%
Taiwan Government Bond, 0.25%, 10/21/11	TWD	12,500,000	$433,268
Taiwan Government Bond, 0.25%, 2/10/12	TWD	74,400,000	2,576,130

Total Taiwan			$3,009,398

Thailand — 4.4%
Kingdom of Thailand, 3.125%, 12/11/15	THB	120,041,000	$3,912,890
Kingdom of Thailand, 3.625%, 6/16/23	THB	75,523,000	2,424,226
Kingdom of Thailand, 3.85%, 12/12/25	THB	74,315,000	2,412,346
Kingdom of Thailand, 3.875%, 6/13/19	THB	93,235,000	3,126,216
Kingdom of Thailand, 4.25%, 3/13/13	THB	168,678,000	5,702,787
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371,000	2,137,147
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000,000	1,070,202
Kingdom of Thailand, 5.125%, 3/13/18	THB	86,300,000	3,086,363
Kingdom of Thailand, 5.25%, 5/12/14	THB	275,409,000	9,593,790
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500,000	3,643,607

Total Thailand			$37,109,574

Turkey — 9.0%
Turkey Government Bond, 0.00%, 8/8/12	TRY	11,410,000	$6,218,026
Turkey Government Bond, 0.00%, 11/7/12	TRY	17,860,000	9,481,367
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	10,053,295	6,346,725
Turkey Government Bond, 8.00%, 10/9/13	TRY	7,015,000	4,098,569
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100,000	2,996,271
Turkey Government Bond, 10.00%, 1/9/13	TRY	14,695,000	8,904,299
Turkey Government Bond, 10.00%, 4/10/13	TRY	29,195,000	17,653,353

4

	Principal
Security	Amount		Value
Turkey Government Bond, 10.00%, 6/17/15	TRY	7,800,000	$4,737,207
Turkey Government Bond, 10.50%, 1/15/20	TRY	6,051,000	3,805,717
Turkey Government Bond, 11.00%, 8/6/14	TRY	13,891,000	8,633,824
Turkey Government Bond, 14.00%, 9/26/12	TRY	1,790,000	1,122,518
Turkey Government Bond, 16.00%, 3/7/12	TRY	1,270,000	785,222
Turkey Government Bond, 16.00%, 8/28/13	TRY	1,330,000	895,930

Total Turkey			$75,679,028

Uruguay — 0.1%
Republic of Uruguay, 5.00%, 9/14/18(2)	UYU	14,849,129	$905,393

Total Uruguay			$905,393

Venezuela — 0.5%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(5)	USD	6,137,000	$3,620,830
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(5)	USD	1,368,100	972,719

Total Venezuela			$4,593,549

Vietnam — 0.4%
Vietnam Government Bond, 7.86%, 10/23/12	VND	2,647,600,000	$122,852
Vietnam Government Bond, 8.30%, 11/14/12	VND	6,354,400,000	295,718
Vietnam Government Bond, 8.65%, 12/19/12	VND	7,942,900,000	370,114
Vietnam Government Bond, 8.65%, 12/26/12	VND	1,374,300,000	64,002
Vietnam Government Bond, 8.70%, 12/5/12	VND	1,684,600,000	78,633
Vietnam Government Bond, 9.80%, 7/6/13	VND	2,647,600,000	123,714
Vietnam Government Bond, 11.25%, 5/13/13	VND	3,741,500,000	179,204
Vietnam Government Bond, 11.40%, 4/26/13	VND	1,263,500,000	60,663
Vietnam Government Bond, 12.42%, 6/20/13	VND	39,817,500,000	1,942,864

Total Vietnam			$3,237,764

Total Foreign Government Bonds (identified cost $562,036,853)			$583,196,618

Mortgage Pass-Throughs — 1.6%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
7.00%, with maturity at 2032	$3,046,325	$3,577,292
7.50%, with maturity at 2034	674,721	806,506

		$4,383,798

Federal National Mortgage Association:
2.609%, with maturity at 2035(6)	$1,601,631	$1,669,750
4.317%, with maturity at 2035(6)	1,315,095	1,425,646
6.50%, with various maturities to 2033(7)	2,792,599	3,057,505
7.00%, with maturity at 2033	1,248,848	1,475,728
8.50%, with maturity at 2032	1,101,633	1,359,220

		$8,987,849

Total Mortgage Pass-Throughs (identified cost $12,865,205)		$13,371,647

5

U.S. Government Agency Obligations — 0.9%

	Principal
Security	Amount	Value
Federal Home Loan Bank:
4.50%, 9/13/19	$4,000,000	$4,479,976
5.25%, 12/9/22	2,700,000	3,166,763

Total U.S. Government Agency Obligations (identified cost $7,777,649)		$7,646,739

Precious Metals — 1.5%

	Troy
Description	Ounces	Value
Gold(8)	2,421	$3,935,674
Platinum(8)	4,784	8,508,670

Total Precious Metals (identified cost $11,651,853)		$12,444,344

Currency Options Purchased — 0.0%(3)

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value
Euro Put Option	EUR	6,566	EUR	1.17	5/3/12	$62,637

Total Currency Options Purchased (identified cost $300,008)						$62,637

Put Options Purchased — 0.0%(3)

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value
KOSPI 200 Index	28,650,000	KRW	205	10/13/11	$5,526
KOSPI 200 Index	28,650,000	KRW	200	10/11/12	116,995
Light Sweet Crude Oil Future 12/11	6	USD	80	11/15/11	10,020

Total Put Options Purchased (identified cost $547,687)					$132,541

Short-Term Investments — 25.4%

Foreign Government Securities — 14.1%

	Principal
	Amount
Security	(000’s omitted)		Value
Colombia — 0.1%
Titulos De Tesoreria B, 0.00%, 4/26/12	COP	1,178,600	$639,167

Total Colombia			$639,167

Croatia — 0.8%
Croatia Treasury Bill, 0.00%, 8/25/11	EUR	307	$440,375
Croatia Treasury Bill, 0.00%, 9/8/11	EUR	592	848,600
Croatia Treasury Bill, 0.00%, 9/15/11	EUR	3,467	4,967,099
Croatia Treasury Bill, 0.00%, 9/22/11	EUR	540	773,229

Total Croatia			$7,029,303

6

	Principal
	Amount
Security	(000’s omitted)		Value
Georgia — 0.2%
Bank of Georgia Promissory Note, 9.00%, 12/7/11	USD	1,500	$1,519,909

Total Georgia			$1,519,909

Ghana — 0.2%
Ghana Government Bond, 14.47%, 12/15/11	GHS	3,062	$2,048,637

Total Ghana			$2,048,637

Hong Kong — 1.6%
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	34,000	$4,362,352
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	34,000	4,362,330
Hong Kong Treasury Bill, 0.00%, 9/7/11	HKD	3,500	449,299
Hong Kong Treasury Bill, 0.00%, 10/19/11	HKD	9,500	1,218,582
Hong Kong Treasury Bill, 0.00%, 10/26/11	HKD	22,500	2,886,521

Total Hong Kong			$13,279,084

Iceland — 0.0%(3)
Iceland Treasury Bill, 0.00%, 10/17/11	ISK	23,237	$170,467

Total Iceland			$170,467

Indonesia — 0.5%
Indonesia Treasury Bill, 0.00%, 8/4/11	IDR	10,661,000	$1,253,629
Indonesia Treasury Bill, 0.00%, 8/11/11	IDR	2,142,000	251,611
Indonesia Treasury Bill, 0.00%, 9/29/11	IDR	1,071,000	124,980
Indonesia Treasury Bill, 0.00%, 10/6/11	IDR	15,996,000	1,863,614
Indonesia Treasury Bill, 0.00%, 10/20/11	IDR	1,285,000	149,579
Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	2,142,000	245,940

Total Indonesia			$3,889,353

Israel — 2.5%
Israel Treasury Bill, 0.00%, 8/3/11	ILS	14,691	$4,292,129
Israel Treasury Bill, 0.00%, 9/7/11	ILS	12,718	3,706,410
Israel Treasury Bill, 0.00%, 10/5/11	ILS	6,204	1,802,323
Israel Treasury Bill, 0.00%, 11/2/11	ILS	22,957	6,653,454
Israel Treasury Bill, 0.00%, 12/7/11	ILS	7,240	2,091,399
Israel Treasury Bill, 0.00%, 2/29/12	ILS	8,112	2,324,725

Total Israel			$20,870,440

Kazakhstan — 1.0%
Kazakhstan National Bank, 0.00%, 8/12/11	KZT	120,031	$819,345
Kazakhstan National Bank, 0.00%, 8/19/11	KZT	416,900	2,845,491
Kazakhstan National Bank, 0.00%, 9/2/11	KZT	27,664	188,764
Kazakhstan National Bank, 0.00%, 9/9/11	KZT	355,067	2,422,392
Kazakhstan National Bank, 0.00%, 11/25/11	KZT	271,893	1,849,771
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	4,386	29,681

Total Kazakhstan			$8,155,444

Lebanon — 0.4%
Lebanon Treasury Bill, 0.00%, 8/11/11	LBP	72,000	$47,523
Lebanon Treasury Bill, 0.00%, 9/22/11	LBP	192,250	126,328
Lebanon Treasury Bill, 0.00%, 10/6/11	LBP	3,479,130	2,282,755
Lebanon Treasury Note, 6.74%, 10/20/11	LBP	848,450	564,173

7

	Principal
	Amount
Security	(000’s omitted)		Value
Lebanon Treasury Note, 6.86%, 10/6/11	LBP	179,220	$119,075
Lebanon Treasury Note, 9.06%, 11/10/11	LBP	179,220	120,081

Total Lebanon			$3,259,935

Malaysia — 0.0%(3)
Malaysia Treasury Bill, 0.00%, 8/18/11	MYR	709	$238,559

Total Malaysia			$238,559

Philippines — 0.2%
Philippine Treasury Bill, 0.00%, 9/7/11	PHP	34,840	$824,489
Philippine Treasury Bill, 0.00%, 9/21/11	PHP	51,300	1,212,486

Total Philippines			$2,036,975

Romania — 1.4%
Romania Treasury Bill, 0.00%, 11/9/11	RON	7,160	$2,402,198
Romania Treasury Bill, 0.00%, 12/14/11	RON	2,200	733,919
Romania Treasury Bill, 0.00%, 3/21/12	RON	9,520	3,126,793
Romania Treasury Bill, 0.00%, 4/11/12	RON	4,990	1,626,488
Romania Treasury Bill, 0.00%, 5/2/12	RON	8,480	2,767,064
Romania Treasury Bill, 0.00%, 6/20/12	RON	2,360	762,061
Romania Treasury Bill, 0.00%, 7/11/12	RON	2,180	700,346

Total Romania			$12,118,869

Serbia — 2.7%
Serbia Treasury Bill, 0.00%, 12/13/11	RSD	37,420	$502,067
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	146,950	1,909,526
Serbia Treasury Bill, 0.00%, 4/5/12	RSD	29,480	381,277
Serbia Treasury Bill, 0.00%, 4/26/12	RSD	277,090	3,558,351
Serbia Treasury Bill, 0.00%, 6/7/12	RSD	1,092,500	13,809,335
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	197,680	2,475,975

Total Serbia			$22,636,531

South Korea — 0.6%
Korea Monetary Stabilization Bond, 0.00%, 8/2/11	KRW	823,110	$780,635
Korea Monetary Stabilization Bond, 0.00%, 8/23/11	KRW	2,511,600	2,377,172
Korea Monetary Stabilization Bond, 0.00%, 8/30/11	KRW	242,260	229,129
Korea Monetary Stabilization Bond, 0.00%, 9/20/11	KRW	379,370	358,056
Korea Monetary Stabilization Bond, 0.00%, 10/11/11	KRW	827,800	779,690
Korea Monetary Stabilization Bond, 0.00%, 10/18/11	KRW	274,380	258,294

Total South Korea			$4,782,976

Sri Lanka — 0.3%
Sri Lanka Treasury Bill, 0.00%, 8/5/11	LKR	22,030	$201,038
Sri Lanka Treasury Bill, 0.00%, 3/9/12	LKR	17,130	150,042
Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	9,720	85,022
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	14,370	125,526
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	180,600	1,570,370
Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	60,920	520,144

Total Sri Lanka			$2,652,142

Turkey — 0.3%
Turkey Government Bond, 0.00%, 11/16/11	TRY	4,630	$2,679,124

Total Turkey			$2,679,124

8

	Principal
	Amount
Security	(000’s omitted)		Value
Uruguay — 0.8%
Uruguay Treasury Bill, 0.00%, 8/5/11	UYU	4,500	$244,335
Uruguay Treasury Bill, 0.00%, 8/11/11	UYU	12,355	669,891
Uruguay Treasury Bill, 0.00%, 8/18/11	UYU	4,625	250,357
Uruguay Treasury Bill, 0.00%, 8/30/11	UYU	5,327	287,549
Uruguay Treasury Bill, 0.00%, 9/2/11	UYU	3,600	194,232
Uruguay Treasury Bill, 0.00%, 9/13/11	UYU	4,400	236,758
Uruguay Treasury Bill, 0.00%, 9/16/11	UYU	6,200	333,365
Uruguay Treasury Bill, 0.00%, 10/21/11	UYU	13,541	721,597
Uruguay Treasury Bill, 0.00%, 11/22/11	UYU	13,225	699,005
Uruguay Treasury Bill, 0.00%, 11/25/11	UYU	9,770	515,975
Uruguay Treasury Bill, 0.00%, 12/21/11	UYU	7,200	377,560
Uruguay Treasury Bill, 0.00%, 3/13/12	UYU	41,300	2,115,558

Total Uruguay			$6,646,182

Vietnam — 0.1%
Vietnam Government Bond, 7.15%, 6/13/12	VND	2,105,800	$98,376
Vietnam Government Bond, 10.90%, 5/24/12	VND	2,105,800	101,233
Vietnam Government Bond, 11.00%, 5/17/12	VND	2,105,800	101,611
Vietnam Government Bond, 11.30%, 4/26/12	VND	19,038,600	917,831

Total Vietnam			$1,219,051

Zambia — 0.4%
Zambia Treasury Bill, 0.00%, 8/29/11	ZMK	2,005,000	$415,028
Zambia Treasury Bill, 0.00%, 9/12/11	ZMK	1,515,000	312,694
Zambia Treasury Bill, 0.00%, 10/10/11	ZMK	2,910,000	597,170
Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	5,465,000	1,100,531
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	540,000	104,702
Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	3,225,000	623,392

Total Zambia			$3,153,517

Total Foreign Government Securities (identified cost $118,829,938)			$119,025,665

U.S. Treasury Obligations — 2.8%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/4/11	$10,000	$9,999,790
U.S. Treasury Bill, 0.00%, 8/11/11	2,000	1,999,858
U.S. Treasury Bill, 0.00%, 9/15/11(7)	920	919,920
U.S. Treasury Bill, 0.00%, 9/29/11	10,000	9,998,900
U.S. Treasury Bill, 0.00%, 10/6/11	71	71,292
U.S. Treasury Bill, 0.00%, 10/20/11(7)	45	44,992
U.S. Treasury Bill, 0.00%, 10/27/11	267	266,842

Total U.S. Treasury Obligations (identified cost $23,302,291)		$23,301,594

9

Repurchase Agreements — 3.2%

	Principal
	Amount
Description	(000’s omitted)		Value
Bank of America:
Dated 5/26/11 with a maturity date of 8/22/11, an interest rate of 0.90% and repurchase proceeds of EUR 2,893,564, collateralized by EUR 2,800,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $4,285,051.	EUR	2,888	$4,149,047
Dated 6/28/11 with a maturity date of 9/1/11, an interest rate of 1.03% and repurchase proceeds of EUR 3,639,006, collateralized by EUR 3,610,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $5,160,078.	EUR	3,633	5,219,627
Dated 7/28/11 with a maturity date of 8/22/11, an interest rate of 0.95% and repurchase proceeds of EUR 3,468,121, collateralized by EUR 3,270,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $5,004,327.	EUR	3,466	4,980,580
Dated 7/29/11 with a maturity date of 11/3/11, an interest rate of 0.96% and repurchase proceeds of EUR 2,864,117, collateralized by EUR 2,650,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $4,108,002.	EUR	2,857	4,105,266
Barclays Bank PLC:
Dated 7/14/11 with a maturity date of 10/20/11, an interest rate of 0.75% payable by the Portfolio and repurchase proceeds of $3,705,285, collateralized by $4,000,000 Republic of Belarus 8.75%, due 8/3/15 and a market value, including accrued interest, of $3,723,056.		$3,712	3,712,400
Citibank:
Dated 5/20/11 with a maturity date of 8/25/11, an interest rate of 1.06% and repurchase proceeds of EUR 3,200,051, collateralized by EUR 3,125,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $4,782,423.	EUR	3,191	4,585,729

Total Repurchase Agreements (identified cost $26,594,873)			$26,752,649

Other Securities — 5.3%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(9)	$45,177	$45,177,150

Total Other Securities (identified cost $45,177,150)		$45,177,150

Total Short-Term Investments (identified cost $213,904,252)		$214,257,058

Total Investments — 98.5% (identified cost $809,083,507)		$831,111,584

Other Assets, Less Liabilities — 1.5%		$12,286,636

Net Assets — 100.0%		$843,398,220

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GHS	-	Ghanaian Cedi

HKD	-	Hong Kong Dollar

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KRW	-	South Korean Won

KZT	-	Kazak Tenge

10

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZAR	-	South African Rand

ZMK	-	Zambian Kwacha

(1)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $27,028,871 or 3.2% of the Portfolio’s net assets.

(2)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)		Amount is less than 0.05%.

(4)		Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(6)		Adjustable rate mortgage security. Rate shown is the rate at July 31, 2011.

(7)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(8)		Non-income producing.

(9)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $39,498.

Securities Sold Short

Foreign Government Bonds

	Principal
	Amount
Security	(000’s omitted)		Value
Belarus
Republic of Belarus, 8.75%, 8/3/15	USD	(4,000)	$(3,550,000)

Total Belarus			$(3,550,000)

Belgium
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(3,150)	$(4,359,799)

Total Belgium			$(4,359,799)

France
Government of France, 3.75%, 4/25/17	EUR	(2,650)	$(4,069,663)
Government of France, 4.00%, 10/25/38	EUR	(9,195)	(13,666,382)

Total France			$(17,736,045)

Total Foreign Government Bonds (proceeds $25,190,783)			$(25,645,844)

Total Securities Sold Short (proceeds $25,190,783)			$(25,645,844)

11

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2011 were $38,762,880 or 4.6% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2011 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
8/29/11	Gold 1,972 Troy Ounces	United States Dollar 2,834,780	Citigroup Global Markets	$(189,434)
10/27/11	Gold 1,462 Troy Ounces	United States Dollar 2,083,744	Citigroup Global Markets	(283,850)
4/26/12	Gold 2,480 Troy Ounces	United States Dollar 3,559,658	Citigroup Global Markets	(480,307)

				$(953,591)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
8/2/11	New Zealand Dollar 2,204,000	United States Dollar 1,895,440	Bank of America	$(41,655)
8/3/11	Israeli Shekel 9,305,600	United States Dollar 2,667,049	Deutsche Bank	(52,329)
8/5/11	Japanese Yen 232,125,000	United States Dollar 2,871,413	Goldman Sachs, Inc.	(143,906)
8/5/11	Sri Lankan Rupee 22,030,000	United States Dollar 189,505	HSBC Bank USA	(11,727)
8/19/11	New Taiwan Dollar 26,450,000	United States Dollar 921,763	Bank of America	4,387
8/19/11	New Taiwan Dollar 29,260,000	United States Dollar 1,020,223	Citigroup Global Markets	5,386
8/19/11	New Taiwan Dollar 24,760,000	United States Dollar 863,169	Credit Suisse	4,407
8/19/11	New Taiwan Dollar 30,330,000	United States Dollar 1,057,716	HSBC Bank USA	5,767
8/22/11	Euro 17,076,851	United States Dollar 23,955,492	Deutsche Bank	(571,644)
8/22/11	Euro 9,031,360	United States Dollar 12,685,421	HSBC Bank USA	(286,139)
8/22/11	Euro 16,105,843	United States Dollar 22,594,839	JPMorgan Chase Bank	(537,658)
8/25/11	Euro 307,000	United States Dollar 386,851	Deutsche Bank	(54,059)
8/25/11	Euro 1,570,000	United States Dollar 2,255,462	Standard Bank	649
8/25/11	New Taiwan Dollar 27,540,000	United States Dollar 959,348	Credit Suisse	4,128
8/25/11	New Taiwan Dollar 26,900,000	United States Dollar 937,119	Goldman Sachs, Inc.	4,097
8/26/11	New Taiwan Dollar 24,740,000	United States Dollar 860,372	Bank of America	2,264

12

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
8/29/11	Malaysian Ringgit 4,027,000	United States Dollar 1,369,495	Bank of America	$10,695
8/29/11	Malaysian Ringgit 4,027,000	United States Dollar 1,369,728	Credit Suisse	10,928
8/29/11	Malaysian Ringgit 4,043,000	United States Dollar 1,375,170	Goldman Sachs, Inc.	10,972
8/31/11	New Taiwan Dollar 27,295,000	United States Dollar 950,880	Credit Suisse	4,119
9/1/11	Euro 453,910	United States Dollar 654,328	JPMorgan Chase Bank	2,526
9/7/11	Israeli Shekel 3,412,100	United States Dollar 976,141	Barclays Bank PLC	(18,800)
9/7/11	Israeli Shekel 9,305,600	United States Dollar 2,661,937	Deutsche Bank	(51,500)
9/8/11	Euro 592,000	United States Dollar 751,745	Citigroup Global Markets	(98,199)
9/15/11	Euro 3,467,000	United States Dollar 4,502,038	Deutsche Bank	(474,691)
9/15/11	South African Rand 774,936	United States Dollar 112,597	Bank of America	(2,615)
9/20/11	New Taiwan Dollar 25,600,000	United States Dollar 887,964	Bank of America	(158)
9/20/11	New Taiwan Dollar 29,300,000	United States Dollar 1,016,126	Barclays Bank PLC	(358)
9/20/11	New Taiwan Dollar 26,000,000	United States Dollar 901,682	Deutsche Bank	(317)
9/20/11	New Taiwan Dollar 29,100,000	United States Dollar 1,009,015	HSBC Bank USA	(530)
9/22/11	Euro 540,000	United States Dollar 707,697	Goldman Sachs, Inc.	(67,309)
9/26/11	New Taiwan Dollar 28,281,000	United States Dollar 983,448	Bank of America	2,262
9/26/11	New Taiwan Dollar 28,279,000	United States Dollar 983,036	Credit Suisse	1,920
9/30/11	New Taiwan Dollar 12,500,000	United States Dollar 436,194	Bank of America	2,501
9/30/11	New Taiwan Dollar 12,500,000	United States Dollar 436,194	Goldman Sachs, Inc.	2,501
10/3/11	Malaysian Ringgit 1,655,000	United States Dollar 558,650	Bank of America	885
10/3/11	Malaysian Ringgit 1,845,000	United States Dollar 622,743	HSBC Bank USA	945
10/5/11	Israeli Shekel 6,203,700	United States Dollar 1,772,739	Citigroup Global Markets	(32,688)
10/26/11	New Taiwan Dollar 13,720,000	United States Dollar 478,032	BNP Paribas SA	1,802
10/26/11	New Taiwan Dollar 12,292,000	United States Dollar 428,278	Goldman Sachs, Inc.	1,615
11/2/11	Israeli Shekel 19,627,000	United States Dollar 5,368,435	Barclays Bank PLC	(333,276)
11/2/11	Israeli Shekel 1,500,000	United States Dollar 405,351	Deutsche Bank	(30,404)
11/2/11	Malaysian Ringgit 1,845,000	United States Dollar 621,987	Barclays Bank PLC	817
11/2/11	Malaysian Ringgit 1,655,000	United States Dollar 558,179	Credit Suisse	977
2/29/12	Israeli Shekel 5,553,000	United States Dollar 1,518,458	Deutsche Bank	(84,806)
3/9/12	Sri Lankan Rupee 17,130,000	United States Dollar 152,402	Standard Chartered Bank	(2,020)

13

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
3/16/12	Sri Lankan Rupee 9,720,000	United States Dollar 85,942	Standard Chartered Bank	$(1,653)
3/23/12	Sri Lankan Rupee 14,370,000	United States Dollar 127,450	HSBC Bank USA	(2,009)
4/27/12	Sri Lankan Rupee 180,600,000	United States Dollar 1,595,406	Standard Chartered Bank	(29,060)
7/13/12	Sri Lankan Rupee 60,920,000	United States Dollar 540,550	Standard Chartered Bank	(3,843)

				$(2,846,803)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/2/11	New Zealand Dollar 1,160,000	United States Dollar 1,013,701	Credit Suisse	$5,823
8/2/11	New Zealand Dollar 1,044,000	United States Dollar 913,902	Goldman Sachs, Inc.	3,670
8/3/11	South African Rand 24,428,000	United States Dollar 3,538,546	Bank of America	116,164
8/3/11	South African Rand 53,536,046	United States Dollar 7,819,991	Standard Bank	189,619
8/4/11	Czech Koruna 13,237,000	Euro 549,003	Deutsche Bank	(2,067)
8/4/11	Serbian Dinar 32,219,000	Euro 316,960	Barclays Bank PLC	(3,972)
8/4/11	Serbian Dinar 54,106,000	Euro 529,931	JPMorgan Chase Bank	(3,299)
8/5/11	Polish Zloty 22,597,883	Euro 5,654,914	Bank of America	(5,862)
8/5/11	Polish Zloty 9,800,000	United States Dollar 3,539,910	Citigroup Global Markets	(18,885)
8/5/11	Polish Zloty 6,442,970	United States Dollar 2,330,357	Nomura International PLC	(15,473)
8/8/11	Indonesian Rupiah 4,950,000,000	United States Dollar 576,251	Bank of America	6,096
8/8/11	Indonesian Rupiah 5,198,000,000	United States Dollar 605,193	Citigroup Global Markets	6,331
8/8/11	Indonesian Rupiah 9,530,000,000	United States Dollar 1,109,817	Deutsche Bank	11,349
8/8/11	Indonesian Rupiah 4,950,000,000	United States Dollar 576,251	Goldman Sachs, Inc.	6,096
8/8/11	Malaysian Ringgit 11,000,000	United States Dollar 3,680,899	Goldman Sachs, Inc.	26,509
8/8/11	Mexican Peso 41,748,000	United States Dollar 3,524,945	Citigroup Global Markets	29,957
8/8/11	Mexican Peso 45,000,000	United States Dollar 3,867,833	Citigroup Global Markets	(36,018)
8/8/11	Mexican Peso 232,520,043	United States Dollar 19,787,256	Standard Chartered Bank	12,159
8/8/11	Polish Zloty 38,021,584	United States Dollar 13,785,301	Barclays Bank PLC	(128,914)
8/8/11	Serbian Dinar 61,800,000	Euro 606,001	Barclays Bank PLC	(5,640)
8/8/11	Serbian Dinar 89,580,000	Euro 885,178	Standard Bank	(17,903)
8/8/11	Singapore Dollar 4,450,000	United States Dollar 3,625,033	Bank of America	70,721

14

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/8/11	Swedish Krona 25,598,000	Euro 2,776,175	Citigroup Global Markets	$78,877
8/8/11	Swedish Krona 37,111,000	Euro 4,083,652	Credit Suisse	29,789
8/9/11	South Korean Won 1,390,000,000	United States Dollar 1,281,342	Bank of America	36,870
8/9/11	South Korean Won 1,525,000,000	United States Dollar 1,405,530	Barclays Bank PLC	40,711
8/9/11	South Korean Won 1,413,000,000	United States Dollar 1,302,424	Credit Suisse	37,601
8/9/11	Yuan Renminbi 2,470,000	United States Dollar 369,263	Goldman Sachs, Inc.	14,522
8/10/11	South Korean Won 224,000,000	United States Dollar 206,328	Deutsche Bank	6,099
8/10/11	South Korean Won 216,000,000	United States Dollar 198,959	HSBC Bank USA	5,881
8/11/11	Czech Koruna 80,338,000	Euro 3,311,842	BNP Paribas SA	16,906
8/11/11	Indian Rupee 22,400,000	United States Dollar 502,836	Goldman Sachs, Inc.	3,666
8/11/11	Indonesian Rupiah 14,190,000,000	United States Dollar 1,646,554	Barclays Bank PLC	23,080
8/11/11	Malaysian Ringgit 36,640,000	United States Dollar 12,161,445	Nomura International PLC	189,610
8/11/11	Polish Zloty 107,085,112	United States Dollar 38,996,763	Barclays Bank PLC	(546,674)
8/12/11	Malaysian Ringgit 11,470,000	United States Dollar 3,823,461	Barclays Bank PLC	43,196
8/12/11	Malaysian Ringgit 17,800,000	United States Dollar 5,934,718	BNP Paribas SA	65,847
8/15/11	Malaysian Ringgit 43,813,000	United States Dollar 14,613,101	BNP Paribas SA	159,127
8/15/11	Malaysian Ringgit 17,800,000	United States Dollar 5,913,621	Nomura International PLC	87,923
8/15/11	Malaysian Ringgit 5,800,000	United States Dollar 1,911,101	Nomura International PLC	44,459
8/15/11	Malaysian Ringgit 13,000,000	United States Dollar 4,383,303	Nomura International PLC	(153)
8/15/11	New Turkish Lira 21,453,805	United States Dollar 12,911,534	Credit Suisse	(244,959)
8/15/11	Serbian Dinar 275,697,000	Euro 2,637,492	Bank of America	62,973
8/15/11	Serbian Dinar 112,544,000	Euro 1,092,660	Citigroup Global Markets	2,733
8/15/11	Thai Baht 112,630,000	United States Dollar 3,686,140	Bank of America	85,913
8/16/11	Polish Zloty 47,002,000	Euro 11,784,676	Goldman Sachs, Inc.	(60,584)
8/16/11	South Korean Won 1,345,000,000	United States Dollar 1,239,289	Bank of America	36,057
8/16/11	South Korean Won 1,485,600,000	United States Dollar 1,368,838	Barclays Bank PLC	39,826
8/16/11	South Korean Won 1,168,000,000	United States Dollar 1,074,221	Barclays Bank PLC	33,291
8/18/11	Czech Koruna 34,700,000	Euro 1,420,937	Credit Suisse	21,198
8/18/11	Indian Rupee 37,500,000	United States Dollar 839,155	Credit Suisse	8,265
8/18/11	Malaysian Ringgit 45,150,000	United States Dollar 15,002,492	Citigroup Global Markets	223,010

15

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/22/11	Indonesian Rupiah 9,254,000,000	United States Dollar 1,071,561	Citigroup Global Markets	$17,858
8/22/11	Indonesian Rupiah 8,457,000,000	United States Dollar 979,159	Credit Suisse	16,433
8/22/11	Israeli Shekel 25,422,719	United States Dollar 7,358,666	BNP Paribas SA	61,981
8/23/11	Indonesian Rupiah 23,161,800,000	United States Dollar 2,670,256	Bank of America	56,576
8/23/11	Indonesian Rupiah 8,222,000,000	United States Dollar 949,971	Deutsche Bank	18,003
8/24/11	Thai Baht 331,700,000	United States Dollar 10,836,328	Citigroup Global Markets	263,754
8/24/11	Yuan Renminbi 1,920,000	United States Dollar 287,511	Bank of America	10,885
8/25/11	Czech Koruna 46,978,208	Euro 1,925,218	Credit Suisse	26,824
8/25/11	Indian Rupee 50,160,000	United States Dollar 1,124,719	Credit Suisse	8,097
8/25/11	Indian Rupee 46,413,000	United States Dollar 1,040,818	HSBC Bank USA	7,375
8/25/11	Singapore Dollar 3,264,000	United States Dollar 2,690,694	Bank of America	20,178
8/29/11	Malaysian Ringgit 9,830,000	United States Dollar 3,340,129	Barclays Bank PLC	(23,268)
8/29/11	Mexican Peso 58,297,439	United States Dollar 4,984,263	Bank of America	(29,727)
8/29/11	South Korean Won 2,615,000,000	United States Dollar 2,473,983	Nomura International PLC	4,902
8/30/11	Norwegian Krone 19,763,000	Euro 2,543,943	Goldman Sachs, Inc.	11,168
8/30/11	Norwegian Krone 22,260,000	Euro 2,866,091	Nomura International PLC	11,533
8/31/11	Czech Koruna 33,030,000	Euro 1,361,809	Credit Suisse	7,245
8/31/11	Polish Zloty 11,476,000	Euro 2,858,025	Standard Bank	7,789
8/31/11	South Korean Won 556,060,000	United States Dollar 528,398	Bank of America	(1,305)
8/31/11	South Korean Won 555,940,000	United States Dollar 528,284	Credit Suisse	(1,304)
9/1/11	Swedish Krona 31,216,800	Euro 3,435,892	Goldman Sachs, Inc.	20,163
9/2/11	Brazilian Real 6,200,000	United States Dollar 3,835,447	HSBC Bank USA	130,522
9/2/11	Brazilian Real 13,500,000	United States Dollar 8,575,785	HSBC Bank USA	59,794
9/2/11	Philippine Peso 68,000,000	United States Dollar 1,608,325	Bank of America	1,332
9/2/11	Philippine Peso 68,000,000	United States Dollar 1,607,945	Credit Suisse	1,713
9/2/11	Philippine Peso 144,020,000	United States Dollar 3,406,178	Nomura International PLC	2,983
9/6/11	Malaysian Ringgit 10,560,000	United States Dollar 3,491,140	BNP Paribas SA	72,164
9/9/11	Indian Rupee 125,100,000	United States Dollar 2,792,442	Bank of America	29,051
9/12/11	Indonesian Rupiah 5,450,000,000	United States Dollar 636,311	Bank of America	5,426
9/12/11	Indonesian Rupiah 5,900,000,000	United States Dollar 688,850	Barclays Bank PLC	5,874

16

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
9/13/11	Indian Rupee 15,899,000	United States Dollar 355,997	Bank of America	$2,457
9/13/11	Indian Rupee 18,242,000	United States Dollar 408,505	BNP Paribas SA	2,774
9/13/11	Indian Rupee 15,899,000	United States Dollar 355,997	Credit Suisse	2,457
9/15/11	Russian Ruble 137,057,000	United States Dollar 4,874,004	BNP Paribas SA	61,638
9/15/11	Russian Ruble 126,504,000	United States Dollar 4,501,842	Nomura International PLC	53,770
9/20/11	Ghanaian Cedi 829,820	United States Dollar 538,704	Deutsche Bank	2,163
9/20/11	Swedish Krona 47,394,000	Euro 5,109,907	Credit Suisse	179,338
9/22/11	Indonesian Rupiah 7,843,000,000	United States Dollar 916,238	Standard Chartered Bank	6,993
9/23/11	Chilean Peso 761,486,000	United States Dollar 1,599,089	Credit Suisse	53,934
9/26/11	Indonesian Rupiah 22,000,000,000	United States Dollar 2,567,394	Bank of America	22,001
9/27/11	Norwegian Krone 14,564,882	Euro 1,870,590	Credit Suisse	11,301
9/29/11	Indian Rupee 15,028,000	United States Dollar 340,705	Bank of America	(2,381)
9/29/11	Indian Rupee 12,768,000	United States Dollar 289,468	Barclays Bank PLC	(2,023)
9/29/11	Indian Rupee 14,186,000	United States Dollar 321,689	BNP Paribas SA	(2,320)
9/29/11	Indian Rupee 15,028,000	United States Dollar 340,705	Credit Suisse	(2,381)
9/29/11	Indian Rupee 12,190,000	United States Dollar 276,364	Goldman Sachs, Inc.	(1,931)
10/4/11	South Korean Won 1,530,000,000	United States Dollar 1,446,125	Bank of America	734
10/4/11	South Korean Won 1,650,000,000	United States Dollar 1,559,546	Citigroup Global Markets	791
10/6/11	Malaysian Ringgit 8,573,000	United States Dollar 2,847,605	Nomura International PLC	41,359
10/12/11	Yuan Renminbi 2,000,000	United States Dollar 309,191	Deutsche Bank	2,059
10/12/11	Yuan Renminbi 13,300,000	United States Dollar 2,048,991	JPMorgan Chase Bank	20,822
10/13/11	Russian Ruble 231,059,000	United States Dollar 8,087,045	Credit Suisse	208,754
10/13/11	Zambian Kwacha 749,000,000	United States Dollar 152,143	Standard Chartered Bank	1,390
10/27/11	Ghanaian Cedi 3,288,700	United States Dollar 2,121,058	Barclays Bank PLC	3,598
11/28/11	Yuan Renminbi 4,545,800	United States Dollar 700,000	Barclays Bank PLC	8,386
11/28/11	Yuan Renminbi 4,547,550	United States Dollar 700,000	JPMorgan Chase Bank	8,659
11/28/11	Yuan Renminbi 9,093,000	United States Dollar 1,400,000	Standard Chartered Bank	16,991
12/8/11	Russian Ruble 296,460,000	United States Dollar 9,187,573	HSBC Bank USA	1,393,259
12/13/11	Mexican Peso 217,378,684	United States Dollar 16,856,874	HSBC Bank USA	1,442,538
12/30/11	Yuan Renminbi 6,600,000	United States Dollar 1,020,882	Bank of America	8,482

17

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
1/19/12	Yuan Renminbi 780,000	United States Dollar 123,223	Barclays Bank PLC	$(1,507)
1/30/12	Yuan Renminbi 4,190,000	United States Dollar 648,828	Bank of America	5,195
1/30/12	Yuan Renminbi 14,416,000	United States Dollar 2,234,935	Barclays Bank PLC	15,278
4/3/12	Brazilian Real 12,442,000	United States Dollar 7,392,751	Deutsche Bank	171,107
4/3/12	Brazilian Real 12,441,000	United States Dollar 7,396,552	Nomura International PLC	166,698
4/3/12	Brazilian Real 15,401,000	United States Dollar 9,178,188	Standard Chartered Bank	184,533
5/9/12	Zambian Kwacha 691,500,000	United States Dollar 135,641	Standard Bank	(2,801)
5/10/12	Thai Baht 615,825,000	United States Dollar 20,157,938	Standard Chartered Bank	11,985
6/18/12	Yuan Renminbi 1,990,000	United States Dollar 299,248	Goldman Sachs, Inc.	12,367
11/13/12	Yuan Renminbi 10,940,000	United States Dollar 1,743,426	Bank of America	(23,974)

				$5,700,033

At July 31, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $1,364,785 and a payable of $297,785.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/11	12 Euro-Bobl	Long	$2,059,302	$2,060,686	$1,384
9/11	19 Euro-Bobl	Short	(3,172,386)	(3,262,753)	(90,367)
9/11	95 Euro-Bund	Long	17,467,738	17,794,848	327,110
9/11	31 Euro-Buxl	Long	4,751,045	4,945,261	194,216
9/11	6 Japan 10-Year Bond	Short	(10,954,472)	(11,053,842)	(99,370)
9/11	17 U.S. 2-Year Treasury Note	Short	(3,720,610)	(3,738,672)	(18,062)
9/11	19 U.S. 5-Year Treasury Note	Short	(2,252,539)	(2,307,461)	(54,922)
9/11	7 U.S. 10-Year Treasury Note	Short	(851,867)	(879,812)	(27,945)
9/11	74 U.S. 30-Year Treasury Bond	Short	(9,186,984)	(9,481,250)	(294,266)
9/11	3 U.S. Ultra-Long Treasury Bond	Short	(384,070)	(395,812)	(11,742)
10/11	22 Platinum	Long	1,855,105	1,963,830	108,725
12/11	16 Gold	Short	(2,588,000)	(2,609,920)	(21,920)

					$12,841

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/ Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ILS	640	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(4,732)
Bank of America	ILS	600	Receive	3-month ILS TELBOR	4.54	1/6/15	(6,291)
Bank of America	MXN	26,000	Pay	Mexican Interbank Deposit Rate	6.46	9/24/20	(46,605)
Bank of America	PLN	10,700	Pay	6-month PLN WIBOR	4.88	9/14/14	72,265
Bank of America	PLN	3,600	Pay	6-month PLN WIBOR	4.95	9/14/20	(5,280)

18

	Notional		Portfolio				Net Unrealized
	Amount		Pays/ Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	PLN	8,765	Pay	6-month PLN WIBOR	5.45%	6/7/21	$22,530
Barclays Bank PLC	ILS	303	Receive	3-month ILS TELBOR	5.15	3/5/20	(2,291)
Barclays Bank PLC	ILS	303	Receive	3-month ILS TELBOR	5.16	3/8/20	(2,356)
Barclays Bank PLC	MXN	48,400	Pay	Mexican Interbank Deposit Rate	7.11	5/21/21	79,324
Barclays Bank PLC	MYR	26,000	Pay	3-month MYR KLIBOR	3.39	11/23/13	(37,181)
Barclays Bank PLC	MYR	18,000	Pay	3-month MYR KLIBOR	3.70	10/19/15	(27,133)
Barclays Bank PLC	MYR	21,700	Pay	3-month MYR KLIBOR	3.96	7/26/16	17,816
Barclays Bank PLC	MYR	10,000	Pay	3-month MYR KLIBOR	4.13	10/19/20	(28,020)
Barclays Bank PLC	PLN	8,000	Pay	6-month PLN WIBOR	5.42	6/1/14	32,509
Barclays Bank PLC	PLN	14,300	Pay	6-month PLN WIBOR	5.02	7/30/14	128,770
Barclays Bank PLC	PLN	24,000	Pay	6-month PLN WIBOR	5.18	11/9/14	244,948
Barclays Bank PLC	PLN	2,300	Pay	6-month PLN WIBOR	5.36	7/30/20	24,413
Barclays Bank PLC	THB	143,000	Pay	6-month THBFIX	3.34	2/16/15	(70,915)
Barclays Bank PLC	THB	149,550	Pay	6-month THBFIX	3.21	10/4/20	(395,550)
Barclays Bank PLC	ZAR	53,700	Pay	3-month JIBAR	7.41	9/24/20	(235,849)
Citigroup Global Markets	MXN	50,000	Pay	Mexican Interbank Deposit Rate	9.08	8/6/13	334,893
Citigroup Global Markets	MXN	48,000	Pay	Mexican Interbank Deposit Rate	6.86	11/10/20	26,255
Citigroup Global Markets	MYR	37,000	Pay	3-month MYR KLIBOR	3.48	3/4/13	(3,178)
Citigroup Global Markets	THB	69,000	Pay	6-month THBFIX	3.40	1/14/15	(38,399)
Credit Suisse	AUD	114,415	Receive	RBA Cash Rate Overnight	4.82	8/3/11	(2,303)
Credit Suisse	AUD	114,924	Receive	RBA Cash Rate Overnight	4.82	8/3/11	(2,879)
Credit Suisse	AUD	137,845	Receive	RBA Cash Rate Overnight	4.85	9/7/11	(9,389)
Credit Suisse	MXN	42,000	Pay	Mexican Interbank Deposit Rate	6.24	7/31/15	62,602
Credit Suisse	MXN	45,000	Pay	Mexican Interbank Deposit Rate	5.84	10/1/15	3,335
Credit Suisse	MXN	41,500	Pay	Mexican Interbank Deposit Rate	6.36	10/23/20	(102,231)
Credit Suisse	PLN	10,000	Pay	6-month PLN WIBOR	5.17	6/15/12	12,380
Deutsche Bank	AUD	114,153	Receive	RBA Cash Rate Overnight	4.83	8/3/11	(3,860)
Deutsche Bank	AUD	145,150	Receive	RBA Cash Rate Overnight	4.85	9/7/11	(10,205)
Deutsche Bank	MXN	85,500	Pay	Mexican Interbank Deposit Rate	6.38	6/17/16	109,867
Deutsche Bank	MYR	10,800	Pay	3-month MYR KLIBOR	4.38	11/23/20	45,134
Deutsche Bank	PLN	5,400	Pay	6-month PLN WIBOR	4.85	4/23/14	(8,248)
Deutsche Bank	PLN	3,100	Pay	6-month PLN WIBOR	5.11	4/23/17	(7,163)
Goldman Sachs, Inc.	PLN	17,000	Pay	6-month PLN WIBOR	5.32	7/11/18	(2,248)
Goldman Sachs, Inc.	PLN	11,000	Pay	6-month PLN WIBOR	5.54	5/10/21	58,742
Goldman Sachs, Inc.	ZAR	31,560	Pay	3-month JIBAR	8.07	7/7/21	51,142
HSBC Bank USA	MXN	44,030	Pay	Mexican Interbank Deposit Rate	7.28	12/23/20	129,244
HSBC Bank USA	THB	262,000	Pay	6-month THBFIX	2.67	10/21/15	(449,646)
HSBC Bank USA	THB	94,300	Pay	6-month THBFIX	3.26	8/19/20	(216,110)
HSBC Bank USA	THB	159,000	Pay	6-month THBFIX	3.50	11/25/20	(311,720)
JPMorgan Chase Bank	BRL	41,183	Pay	Brazilian Interbank Deposit Rate	12.62	1/2/13	(14,871)
JPMorgan Chase Bank	MXN	50,500	Pay	Mexican Interbank Deposit Rate	5.31	9/19/12	18,122
JPMorgan Chase Bank	MYR	4,750	Pay	3-month MYR KLIBOR	4.44	4/8/19	31,815
JPMorgan Chase Bank	PLN	16,600	Pay	6-month PLN WIBOR	4.75	10/11/13	109,832
JPMorgan Chase Bank	PLN	31,500	Pay	6-month PLN WIBOR	5.06	11/26/13	304,445
JPMorgan Chase Bank	PLN	16,200	Pay	6-month PLN WIBOR	4.93	10/13/17	35,574
JPMorgan Chase Bank	PLN	9,900	Pay	6-month PLN WIBOR	4.91	10/11/18	45
JPMorgan Chase Bank	PLN	15,099	Pay	6-month PLN WIBOR	5.62	4/8/21	119,148
JPMorgan Chase Bank	THB	108,000	Pay	6-month THBFIX	3.22	10/21/20	(286,331)
JPMorgan Chase Bank	ZAR	36,500	Pay	3-month JIBAR	9.05	10/12/15	401,513
Standard Bank	ZAR	62,500	Pay	3-month JIBAR	7.98	5/20/19	148,079
Standard Bank	ZAR	22,000	Pay	3-month JIBAR	7.93	6/2/21	11,282
Standard Chartered Bank	BRL	19,000	Pay	Brazilian Interbank Deposit Rate	12.12	1/2/13	(55,499)

							$249,541

AUD	-	Australian Dollar

BRL	-	Brazilian Real

ILS	-	Israeli Shekel

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PLN	-	Polish Zloty

THB	-	Thai Baht

ZAR	-	South African Rand

RBA	-	Reserve Bank of Australia

19

Credit Default Swaps — Sell Protection

			Contract
		Notional	Annual			Current		Upfront	Net Unrealized
		Amount*	Fixed		Termination	Market Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)
Argentina	Bank of America	$4,959	5.00	%(1)	6/20/13	4.00%	$120,143	$(26,299)	$93,844
Argentina	Bank of America	1,520	5.00	(1)	6/20/13	4.00	36,826	(18,386)	18,440
Argentina	Bank of America	760	5.00	(1)	6/20/13	4.00	18,413	(9,466)	8,947
Argentina	Bank of America	667	5.00	(1)	6/20/13	4.00	16,167	(10,963)	5,204
Argentina	Bank of America	695	5.00	(1)	6/20/13	4.00	16,831	(11,791)	5,040
Argentina	Credit Suisse	826	5.00	(1)	6/20/13	4.00	20,012	(4,380)	15,632
Argentina	Credit Suisse	763	5.00	(1)	6/20/13	4.00	18,485	(9,529)	8,956
Argentina	Credit Suisse	734	5.00	(1)	6/20/13	4.00	17,783	(9,167)	8,616
Argentina	Credit Suisse	379	5.00	(1)	6/20/13	4.00	9,182	(3,360)	5,822
Argentina	Deutsche Bank	1,500	5.00	(1)	6/20/13	4.00	36,341	(17,419)	18,922
Argentina	Deutsche Bank	734	5.00	(1)	6/20/13	4.00	17,783	(9,167)	8,616
Argentina	Deutsche Bank	668	5.00	(1)	6/20/13	4.00	16,184	(8,338)	7,846
Argentina	Deutsche Bank	695	5.00	(1)	6/20/13	4.00	16,833	(11,792)	5,041
Iceland	JPMorgan Chase Bank	500	1.75		3/20/18	2.55	(21,164)	—	(21,164)
Iceland	JPMorgan Chase Bank	200	2.10		3/20/23	2.69	(8,943)	—	(8,943)
Iceland	JPMorgan Chase Bank	200	2.45		3/20/23	2.69	(3,235)	—	(3,235)
South Africa	Bank of America	775	1.00	(1)	12/20/15	1.15	(4,125)	5,486	1,361
South Africa	Bank of America	525	1.00	(1)	12/20/15	1.15	(2,794)	3,895	1,101
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	1.15	(3,992)	6,179	2,187
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	1.15	(3,007)	4,694	1,687
South Africa	Credit Suisse	840	1.00	(1)	12/20/15	1.15	(4,471)	15,534	11,063
South Africa	Credit Suisse	790	1.00	(1)	12/20/15	1.15	(4,205)	7,155	2,950
South Africa	Credit Suisse	775	1.00	(1)	12/20/15	1.15	(4,125)	6,448	2,323
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	1.11	(1,659)	9,874	8,215
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	1.15	(3,247)	5,068	1,821
South Africa	Goldman Sachs, Inc.	820	1.00	(1)	12/20/15	1.15	(4,364)	7,426	3,062
South Africa	Goldman Sachs, Inc.	815	1.00	(1)	12/20/15	1.15	(4,338)	7,107	2,769
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	1.11	(4,977)	18,041	13,064

							$282,337	$(53,150)	$229,187

Credit Default Swaps — Buy Protection

			Contract
		Notional	Annual				Upfront	Net Unrealized
Reference		Amount	Fixed		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Rate**		Date	Value	Received (Paid)	(Depreciation)
Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$453	$—	$453
Austria	Barclays Bank PLC	200	1.42		3/20/14	(4,877)	—	(4,877)
Brazil	Bank of America	350	1.00	(1)	6/20/20	12,001	(11,407)	594
Brazil	Bank of America	825	1.00	(1)	6/20/20	28,288	(33,928)	(5,640)
Brazil	Bank of America	2,900	1.00	(1)	12/20/20	109,713	(86,795)	22,918
Brazil	Bank of America	883	1.00	(1)	12/20/20	33,403	(30,898)	2,505
Brazil	Bank of America	387	1.00	(1)	12/20/20	14,640	(13,246)	1,394
Brazil	Bank of America	120	1.00	(1)	12/20/20	4,539	(3,929)	610
Brazil	Barclays Bank PLC	450	1.65		9/20/19	(10,264)	—	(10,264)
Brazil	Barclays Bank PLC	770	1.00	(1)	12/20/20	29,128	(27,572)	1,556
Brazil	Citigroup Global Markets	190	1.00	(1)	12/20/20	7,188	(6,294)	894
Brazil	Deutsche Bank	1,600	1.00	(1)	12/20/20	60,528	(35,734)	24,794
Brazil	Deutsche Bank	190	1.00	(1)	12/20/20	7,188	(7,021)	167
Brazil	HSBC Bank USA	160	1.00	(1)	12/20/20	6,053	(5,300)	753
Brazil	Standard Chartered Bank	800	1.00	(1)	12/20/20	30,266	(22,316)	7,950
Brazil	Standard Chartered Bank	150	1.00	(1)	12/20/20	5,674	(4,969)	705

20

			Contract
		Notional	Annual				Upfront	Net Unrealized
Reference		Amount	Fixed		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Rate**		Date	Value	Received (Paid)	(Depreciation)
China	Bank of America	$1,393	1.00	%(1)	9/20/16	$(10,294)	$6,746	$(3,548)
China	Barclays Bank PLC	1,648	1.00	(1)	9/20/16	(12,178)	8,782	(3,396)
China	Credit Suisse	1,000	1.00	(1)	9/20/16	(7,390)	4,848	(2,542)
China	Deutsche Bank	703	1.00	(1)	9/20/16	(5,195)	3,404	(1,791)
Colombia	Bank of America	950	1.00	(1)	9/20/21	39,732	(43,257)	(3,525)
Colombia	Goldman Sachs, Inc.	740	1.00	(1)	9/20/21	30,949	(33,103)	(2,154)
Colombia	HSBC Bank USA	2,100	1.00	(1)	9/20/21	87,829	(91,838)	(4,009)
Colombia	Morgan Stanley	1,100	1.00	(1)	9/20/21	46,006	(50,087)	(4,081)
Egypt	Bank of America	550	1.00	(1)	9/20/15	40,903	(21,801)	19,102
Egypt	Barclays Bank PLC	125	1.00	(1)	6/20/15	8,359	(3,961)	4,398
Egypt	Citigroup Global Markets	650	1.00	(1)	12/20/15	53,067	(38,391)	14,676
Egypt	Citigroup Global Markets	100	1.00	(1)	6/20/20	17,360	(9,855)	7,505
Egypt	Citigroup Global Markets	100	1.00	(1)	6/20/20	17,359	(10,352)	7,007
Egypt	Credit Suisse	1,085	1.00	(1)	12/20/15	88,581	(64,087)	24,494
Egypt	Credit Suisse	375	1.00	(1)	12/20/15	30,615	(20,750)	9,865
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	16,718	(7,836)	8,882
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	10,031	(6,343)	3,688
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	6,687	(4,756)	1,931
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	6,687	(4,912)	1,775
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	9,300	(6,357)	2,943
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	114,298	(62,037)	52,261
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	75,925	(49,967)	25,958
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	17,360	(9,915)	7,445
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	8,680	(4,951)	3,729
Egypt	JPMorgan Chase Bank	100	1.00	(1)	6/20/15	6,687	(4,820)	1,867
Greece	Citigroup Global Markets	225	1.00	(1)	6/20/15	126,032	(33,530)	92,502
Guatemala	Citigroup Global Markets	458	1.00	(1)	9/20/20	32,365	(32,146)	219
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	15,028	(10,436)	4,592
Lebanon	Citigroup Global Markets	250	3.30		9/20/14	(2,535)	—	(2,535)
Lebanon	Citigroup Global Markets	200	1.00	(1)	12/20/14	15,028	(10,593)	4,435
Lebanon	Citigroup Global Markets	150	1.00	(1)	12/20/14	11,271	(7,670)	3,601
Lebanon	Citigroup Global Markets	100	1.00	(1)	12/20/14	7,514	(5,218)	2,296
Lebanon	Credit Suisse	300	1.00	(1)	3/20/15	24,433	(15,398)	9,035
Lebanon	Credit Suisse	100	1.00	(1)	3/20/15	8,144	(5,162)	2,982
Lebanon	Credit Suisse	1,000	1.00	(1)	12/20/15	99,970	(74,796)	25,174
Lebanon	Credit Suisse	840	1.00	(1)	12/20/15	83,976	(65,857)	18,119
Lebanon	Credit Suisse	350	1.00	(1)	12/20/15	34,990	(26,120)	8,870
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	8,144	(4,766)	3,378
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	113,967	(88,542)	25,425
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	86,474	(67,460)	19,014
Malaysia	Bank of America	200	0.83		12/20/14	(1,140)	—	(1,140)
Malaysia	Barclays Bank PLC	300	2.40		3/20/14	(15,406)	—	(15,406)
Malaysia	Barclays Bank PLC	400	0.82		12/20/14	(2,141)	—	(2,141)
Malaysia	Citigroup Global Markets	300	2.45		3/20/14	(15,818)	—	(15,818)
Philippines	Bank of America	700	1.00	(1)	12/20/15	4,122	(13,326)	(9,204)
Philippines	Barclays Bank PLC	500	1.70		12/20/14	(15,165)	—	(15,165)
Philippines	Barclays Bank PLC	300	1.84		12/20/14	(10,555)	—	(10,555)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(3,553)	—	(3,553)
Philippines	Barclays Bank PLC	142	1.00	(1)	3/20/15	(433)	(3,001)	(3,434)
Philippines	Citigroup Global Markets	200	1.84		12/20/14	(7,037)	—	(7,037)
Philippines	Citigroup Global Markets	100	1.86		12/20/14	(3,588)	—	(3,588)
Philippines	Deutsche Bank	150	1.00	(1)	3/20/15	(458)	(3,444)	(3,902)
Philippines	HSBC Bank USA	600	1.00	(1)	9/20/15	1,777	(12,863)	(11,086)
Philippines	JPMorgan Chase Bank	400	1.69		12/20/14	(11,993)	—	(11,993)
Philippines	JPMorgan Chase Bank	142	1.00	(1)	3/20/15	(433)	(3,001)	(3,434)
Philippines	Standard Chartered Bank	4,900	1.00	(1)	3/20/16	42,831	(79,324)	(36,493)
Russia	Bank of America	540	1.00	(1)	6/20/15	3,996	(23,151)	(19,155)
Russia	Bank of America	860	1.00	(1)	12/20/20	56,278	(53,455)	2,823
Russia	Barclays Bank PLC	500	1.00	(1)	12/20/20	32,720	(30,714)	2,006
Russia	Citigroup Global Markets	100	1.00	(1)	6/20/15	740	(1,207)	(467)
Russia	Credit Suisse	200	1.00	(1)	3/20/15	979	(2,082)	(1,103)
Russia	Credit Suisse	300	1.00	(1)	6/20/15	2,220	(3,422)	(1,202)
Russia	Deutsche Bank	490	1.00	(1)	12/20/20	32,066	(30,457)	1,609
South Africa	Bank of America	300	1.00	(1)	12/20/19	11,591	(11,674)	(83)
South Africa	Bank of America	775	1.00	(1)	12/20/20	35,969	(28,032)	7,937
South Africa	Bank of America	525	1.00	(1)	12/20/20	24,367	(20,829)	3,538

21

				Contract
		Notional		Annual				Upfront	Net Unrealized
Reference		Amount		Fixed		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)		Rate**		Date	Value	Received (Paid)	(Depreciation)
South Africa	Barclays Bank PLC		$300	1.00	%(1)	12/20/19	$11,591	$(13,495)	$(1,904)
South Africa	Barclays Bank PLC		100	1.00	(1)	3/20/20	4,062	(3,451)	611
South Africa	Barclays Bank PLC		750	1.00	(1)	12/20/20	34,810	(28,646)	6,164
South Africa	Barclays Bank PLC		565	1.00	(1)	12/20/20	26,222	(20,360)	5,862
South Africa	Citigroup Global Markets		150	1.00	(1)	12/20/19	5,796	(7,671)	(1,875)
South Africa	Citigroup Global Markets		100	1.00	(1)	3/20/20	4,062	(5,386)	(1,324)
South Africa	Credit Suisse		100	1.00	(1)	3/20/20	4,062	(3,785)	277
South Africa	Credit Suisse		100	1.00	(1)	3/20/20	4,062	(4,605)	(543)
South Africa	Credit Suisse		775	1.00	(1)	12/20/20	35,969	(29,804)	6,165
South Africa	Credit Suisse		790	1.00	(1)	12/20/20	36,666	(31,926)	4,740
South Africa	Credit Suisse		840	1.00	(1)	12/20/20	38,984	(41,722)	(2,738)
South Africa	Deutsche Bank		500	1.00	(1)	9/20/20	22,272	(25,986)	(3,714)
South Africa	Deutsche Bank		610	1.00	(1)	12/20/20	28,311	(22,909)	5,402
South Africa	Goldman Sachs, Inc.		815	1.00	(1)	12/20/20	37,825	(31,226)	6,599
South Africa	Goldman Sachs, Inc.		820	1.00	(1)	12/20/20	38,059	(31,927)	6,132
South Africa	JPMorgan Chase Bank		100	1.00	(1)	12/20/19	3,864	(5,333)	(1,469)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	12/20/19	3,864	(6,400)	(2,536)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	4,062	(3,718)	344
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	4,062	(3,851)	211
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	4,062	(5,322)	(1,260)
Spain	Barclays Bank PLC		167	1.00	(1)	9/20/20	28,091	(14,894)	13,197
Spain	Barclays Bank PLC		700	1.00	(1)	12/20/20	119,433	(66,902)	52,531
Spain	Barclays Bank PLC		690	1.00	(1)	12/20/20	117,727	(67,188)	50,539
Spain	Barclays Bank PLC		300	1.00	(1)	12/20/20	51,186	(28,777)	22,409
Spain	Citigroup Global Markets		300	1.00	(1)	3/20/20	48,941	(7,103)	41,838
Spain	Citigroup Global Markets		300	1.00	(1)	3/20/20	48,941	(14,628)	34,313
Spain	Deutsche Bank		300	1.00	(1)	3/20/20	48,941	(6,708)	42,233
Spain	Deutsche Bank		300	1.00	(1)	3/20/20	48,941	(14,628)	34,313
Spain	Deutsche Bank		550	1.00	(1)	6/20/20	91,133	(34,630)	56,503
Spain	Deutsche Bank		3,265	1.00	(1)	12/20/20	557,081	(272,653)	284,428
Spain	Deutsche Bank		670	1.00	(1)	12/20/20	114,315	(65,240)	49,075
Spain	Goldman Sachs, Inc.		193	1.00	(1)	9/20/20	32,465	(17,580)	14,885
Thailand	Barclays Bank PLC		400	0.97		9/20/19	13,913	—	13,913
Thailand	Citigroup Global Markets		400	0.86		12/20/14	1,121	—	1,121
Thailand	Citigroup Global Markets		200	0.95		9/20/19	7,245	—	7,245
Thailand	Goldman Sachs, Inc.		1,500	1.00	(1)	3/20/16	8,735	(11,599)	(2,864)
Thailand	JPMorgan Chase Bank		200	0.87		12/20/14	491	—	491
Uruguay	Citigroup Global Markets		100	1.00	(1)	6/20/20	4,603	(6,784)	(2,181)
Uruguay	Deutsche Bank		100	1.00	(1)	6/20/20	4,603	(6,625)	(2,022)
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	38,942	(4,449)	34,493
Banco de Sabadell, S.A.	JPMorgan Chase Bank		110	3.00	(1)	3/20/15	20,297	(523)	19,774
Citibank Corp.	Bank of America		490	1.00	(1)	9/20/20	25,157	(28,338)	(3,181)
Citibank Corp.	JPMorgan Chase Bank		490	1.00	(1)	9/20/20	25,157	(29,994)	(4,837)
Erste Group Bank AG	Barclays Bank PLC		110	1.00	(1)	3/20/15	5,211	(5,677)	(466)
ING Verzekeringen N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	4,542	(2,554)	1,988
OAO Gazprom	Barclays Bank PLC		150	1.00	(1)	6/20/15	4,425	(7,731)	(3,306)
OAO Gazprom	Deutsche Bank		150	1.00	(1)	6/20/15	4,425	(7,780)	(3,355)
OAO Gazprom	Deutsche Bank		100	1.00	(1)	9/20/20	8,627	(10,938)	(2,311)
OAO Gazprom	Deutsche Bank		100	1.00	(1)	9/20/20	8,627	(11,286)	(2,659)
OAO Gazprom	Goldman Sachs, Inc.		100	1.00	(1)	9/20/20	8,627	(11,003)	(2,376)
OAO Gazprom	Goldman Sachs, Inc.		390	1.00	(1)	9/20/20	33,645	(45,064)	(11,419)
Rabobank Nederland N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	441	(75)	366
Raiffeisen Zentralbank	Barclays Bank PLC		110	1.00	(1)	3/20/15	5,494	(7,664)	(2,170)
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	920	1.00	(1)	6/20/16	42,608	(26,037)	16,571
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	3,100	1.00	(1)	6/20/16	393,857	(302,508)	91,349

							$4,189,389	$(3,047,764)	$1,141,625

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $25,065,000.

22

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	Depreciation
Deutsche Bank	COP	5,200,000	$2,728	6-month USD- LIBOR-BBA	3.32%	12/17/13	$202,503

$202,503

COP	-	Colombian Peso

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and cross currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

23

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Commodity	Forward Commodity Contracts	$—	$(953,591)
Commodity	Futures Contracts*	108,725	(21,920)
Commodity	Put Options Purchased	10,020	—

		$118,745	$(975,511)

Credit	Credit Default Swaps	$4,690,825	$(219,099)

		$4,690,825	$(219,099)

Equity	Put Options Purchased	$122,521	$—

		$122,521	$—

Foreign Exchange	Currency Options Purchased	$62,637	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	8,336,693	(4,416,463)

		$8,399,330	$(4,416,463)

Interest Rate	Cross-Currency Swaps	$202,503	$—
Interest Rate	Futures Contracts*	522,710	(596,674)
Interest Rate	Interest Rate Swaps	2,636,024	(2,386,483)

		$3,361,237	$(2,983,157)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$812,508,563

Gross unrealized appreciation	$32,829,679
Gross unrealized depreciation	(14,226,658)

Net unrealized appreciation	$18,603,021

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$583,196,618	$—	$583,196,618
Mortgage Pass-Throughs	—	13,371,647	—	13,371,647
U.S. Government Agency Obligations	—	7,646,739	—	7,646,739
Precious Metals	12,444,344	—	—	12,444,344
Currency Options Purchased	—	62,637	—	62,637
Put Options Purchased	10,020	122,521	—	132,541
Short-Term Investments —
Foreign Government Securities	—	119,025,665	—	119,025,665
U.S. Treasury Obligations	—	23,301,594	—	23,301,594
Repurchase Agreements	—	26,752,649	—	26,752,649
Other Securities	—	45,177,150	—	45,177,150

Total Investments	$12,454,364	$818,657,220	$—	$831,111,584

Forward Foreign Currency Exchange Contracts	$—	$8,336,693	$—	$8,336,693
Swaps Contracts	—	7,529,352	—	7,529,352
Futures Contracts	631,435	—	—	631,435

Total	$13,085,799	$834,523,265	$—	$847,609,064

Liability Description

Securities Sold Short	$—	$(25,645,844)	$—	$(25,645,844)
Forward Commodity Contracts	—	(953,591)	—	(953,591)
Forward Foreign Currency Exchange Contracts	—	(4,416,463)	—	(4,416,463)
Swaps Contracts	—	(2,605,582)	—	(2,605,582)
Futures Contracts	(618,594)	—	—	(618,594)

Total	$(618,594)	$(33,621,480)	$—	$(34,240,074)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

25

Eaton Vance
Floating-Rate & High Income Fund
July 31, 2011 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. In doing so, the Fund invests at least 80% of its total assets in Floating Rate Portfolio. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2011, the Fund owned 9.8% of Floating Rate Portfolio’s outstanding interests and 24.2% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2011 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Floating Rate Portfolio (identified cost, $1,101,853,574)	$1,076,726,032	83.2%

High Income Opportunities Portfolio (identified cost, $218,275,334)	223,686,343	17.3

Total Investments in Affiliated Portfolios (identified cost, $1,320,128,908)	$1,300,412,375	100.5%

Other Assets, Less Liabilities	$(5,868,446)	(0.5)%

Net Assets	$1,294,543,929	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2011 and October 31, 2010, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Floating Rate Portfolio’s Portfolio of Investments is set forth below. A copy of High Income Opportunities Portfolio’s Form N-Q (containing a Portfolio of Investments) at July 31, 2011 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance
Floating-Rate Fund
July 31, 2011 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2011, the value of the Fund’s investment in the Portfolio was $8,905,741,924 and the Fund owned 81.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Floating Rate Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 93.7%(1)

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value

Aerospace and Defense — 2.4%
Aeroflex, Inc.
Term Loan, 4.25%, Maturing May 9, 2018		16,800	$16,757,916
Booz Allen Hamilton, Inc.
Term Loan, 4.00%, Maturing August 3, 2017		9,651	9,691,307
DAE Aviation Holdings, Inc.
Revolving Loan, 4.05%, Maturing July 31, 2013(2)		20,000	19,400,000
Term Loan, 5.26%, Maturing July 31, 2014		20,368	20,333,700
Term Loan, 5.26%, Maturing July 31, 2014		20,523	20,488,964
Delos Aircraft, Inc.
Term Loan, 7.00%, Maturing March 17, 2016		11,192	11,272,254
Doncasters (Dundee HoldCo 4 Ltd.)
Term Loan, 4.19%, Maturing May 15, 2015		3,559	3,352,319
Term Loan, 4.64%, Maturing July 13, 2015	GBP	650	1,007,594
Term Loan, 5.14%, Maturing July 13, 2015	GBP	650	1,007,594
Term Loan, 4.69%, Maturing May 13, 2016		3,559	3,352,319
Ducommun, Inc.
Term Loan, 5.50%, Maturing June 28, 2017		7,100	7,142,160
DynCorp International, LLC
Term Loan, 6.25%, Maturing July 5, 2016		14,483	14,591,121
Evergreen International Aviation
Term Loan, 12.25%, Maturing July 5, 2016		11,875	11,578,125
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		29,844	29,816,016
International Lease Finance Co.
Term Loan, 6.75%, Maturing March 17, 2015		23,138	23,284,169
Spirit AeroSystems, Inc.
Term Loan, 3.44%, Maturing September 30, 2016		3,682	3,706,711
TransDigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		39,800	39,899,500
Vangent, Inc.
Term Loan, 2.26%, Maturing February 14, 2013		3,278	3,220,607
Wesco Aircraft Hardware Corp.
Term Loan, 3.19%, Maturing April 7, 2016		6,287	6,278,934
Term Loan, 4.25%, Maturing April 7, 2017		5,304	5,336,487
Wyle Services Corp.
Term Loan, 5.75%, Maturing March 27, 2017		11,822	11,880,876

			$263,398,673

Automotive — 4.0%
Allison Transmission, Inc.
Term Loan, 2.94%, Maturing August 7, 2014		83,857	$82,267,635
Autoparts Holdings, Ltd.
Term Loan, Maturing July 28, 2017(3)		5,600	5,572,000
Chrysler Group, LLC
Term Loan, 6.00%, Maturing May 24, 2017		46,050	44,913,164
Delphi Corp.
Term Loan, 3.50%, Maturing March 31, 2017		25,016	25,143,681
Federal-Mogul Corp.
Term Loan, 2.13%, Maturing December 29, 2014		41,463	39,597,445
Term Loan, 2.13%, Maturing December 28, 2015		23,639	22,575,049
Financiere Truck (Investissement)
Term Loan, 3.76%, Maturing February 15, 2012	EUR	1,412	1,815,494
Term Loan, 1.60%, Maturing February 15, 2015(2)(4)	GBP	2,252	3,382,225

1

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Ford Motor Co.
Revolving Loan, 0.36%, Maturing December 15, 2013(2)		4,852	$4,808,128
Term Loan, 2.94%, Maturing December 16, 2013		11,666	11,667,260
Term Loan, 2.94%, Maturing December 16, 2013		14,287	14,294,120
Goodyear Tire & Rubber Co.
Term Loan - Second Lien, 1.94%, Maturing April 30, 2014		75,617	73,051,206
HHI Holdings, LLC
Term Loan, 7.00%, Maturing March 21, 2017		6,334	6,349,960
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		39,125	39,341,596
Metaldyne, LLC
Term Loan, 5.25%, Maturing May 18, 2017		21,222	21,208,549
Pinafore, LLC
Term Loan, 4.25%, Maturing September 29, 2015		8,436	8,448,798
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		5,473	5,499,862
Tenneco Automotive, Inc.
Term Loan, 5.19%, Maturing March 17, 2014		5,550	5,584,688
TI Automotive, Ltd.
Term Loan, 9.50%, Maturing July 1, 2016		4,466	4,510,913
TriMas Corp.
Term Loan, 4.25%, Maturing June 21, 2017		14,025	14,042,531
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		5,945	5,985,998

			$440,060,302

Beverage and Tobacco — 0.0%(5)
Maine Beverage Co., LLC
Term Loan, 2.00%, Maturing March 31, 2013		894	$866,937

			$866,937

Brokers, Dealers and Investment Houses — 0.2%
Mondrian Investment Partners, Ltd.
Term Loan, 5.50%, Maturing July 12, 2018		19,000	$19,000,000

			$19,000,000

Building and Development — 1.5%
401 North Wabash Venture, LLC
Term Loan, 6.74%, Maturing July 27, 2012(4)		8,284	$6,958,525
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		16,933	16,967,833
Beacon Sales Acquisition, Inc.
Term Loan, 2.22%, Maturing September 30, 2013		5,881	5,788,727
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016		14,005	14,201,572
CB Richard Ellis Services, Inc.
Term Loan, 3.25%, Maturing March 5, 2018(2)		8,036	7,965,402
Term Loan, 3.69%, Maturing September 4, 2019		8,589	8,508,761
Contech Construction Products
Term Loan, 5.25%, Maturing January 31, 2013		1,733	1,430,349
Forestar USA Real Estate Group, Inc.
Revolving Loan, 2.43%, Maturing August 6, 2013(2)		1,675	1,650,097
Term Loan, 6.50%, Maturing August 6, 2015		13,570	13,502,090
Lafarge Roofing
Term Loan, 3.25%, Maturing March 16, 2015(4)		1,634	1,481,215
Term Loan, 3.86%, Maturing April 16, 2015(4)	EUR	2,920	3,828,118
Term Loan, 5.00%, Maturing April 16, 2015(4)	EUR	1,962	3,997,170
Materis
Term Loan, 3.99%, Maturing April 27, 2014	EUR	2,148	2,927,358
Term Loan, 4.35%, Maturing April 27, 2015	EUR	2,290	3,120,443

2

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
NCI Building Systems, Inc.
Term Loan, 8.00%, Maturing April 18, 2014	3,261	$3,228,570
November 2005 Land Investors, LLC
Term Loan, 0.00%, Maturing March 31, 2011(6)	610	64,017
Panolam Industries Holdings, Inc.
Term Loan, 8.25%, Maturing December 31, 2013	9,523	9,237,567
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	12,800	12,839,571
Realogy Corp.
Term Loan, 3.19%, Maturing October 10, 2013	908	859,934
Term Loan, 3.27%, Maturing October 10, 2013	7,658	7,256,411
Term Loan, 4.44%, Maturing October 10, 2016	428	386,210
Term Loan, 4.52%, Maturing October 10, 2016	4,570	4,128,515
South Edge, LLC
Term Loan, 0.00%, Maturing October 31, 2009(7)	8,795	8,472,170
WCI Communities, Inc.
Term Loan, 11.00%, Maturing September 2, 2016(4)	3,641	3,549,504
Woodlands Land Development Co. LP (The)
Term Loan, 5.00%, Maturing March 7, 2014	20,000	20,050,000

		$162,400,129

Business Equipment and Services — 6.9%
Acxiom Corp.
Term Loan, 3.23%, Maturing March 15, 2015	5,973	$5,957,915
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	36,186	36,453,093
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016	41,466	41,393,118
Allied Security Holdings, LLC
Term Loan, 5.00%, Maturing February 3, 2017	13,367	13,441,748
BakerCorp.
Term Loan, 5.00%, Maturing June 1, 2018	14,050	14,093,906
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	9,775	9,750,562
Dealer Computer Services, Inc.
Term Loan, 2.69%, Maturing April 21, 2016	5,133	5,094,833
Term Loan, 3.75%, Maturing April 20, 2018	35,350	35,460,469
Education Management, LLC
Term Loan, 2.00%, Maturing June 3, 2013	19,663	19,406,711
Fifth Third Processing Solutions, LLC
Term Loan, 4.50%, Maturing November 3, 2016	20,483	20,488,434
Infogroup, Inc.
Term Loan, 5.75%, Maturing May 22, 2018	11,268	11,134,381
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	22,654	22,748,067
Kronos, Inc.
Term Loan, 2.00%, Maturing June 11, 2014	15,023	14,823,136
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	19,066	19,197,513
Macrovision Solution Corp.
Term Loan, 4.00%, Maturing February 7, 2018	4,988	5,003,086
Mercury Payment Systems Canada, LLC
Term Loan, 6.50%, Maturing July 3, 2017	8,875	8,941,563
Mitchell International, Inc.
Term Loan, 2.25%, Maturing March 28, 2014	1,954	1,892,407
Term Loan - Second Lien, 5.50%, Maturing March 30, 2015	1,500	1,432,500
NE Customer Service
Term Loan, 6.00%, Maturing March 23, 2016	16,953	16,952,874
Protection One Alarm Monitor, Inc.
Term Loan, 6.00%, Maturing June 4, 2016	15,312	15,356,665

3

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Quantum Corp.
Term Loan, 3.75%, Maturing July 14, 2014		2,173	$2,166,629
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		59,675	59,525,812
Sabre, Inc.
Term Loan, 2.21%, Maturing September 30, 2014		46,499	41,914,786
Safenet, Inc.
Term Loan, 2.69%, Maturing April 12, 2014		14,251	13,924,895
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		5,483	5,484,722
Serena Software, Inc.
Term Loan, 4.25%, Maturing March 10, 2016		10,010	9,772,204
Sitel (Client Logic)
Term Loan, 8.19%, Maturing January 30, 2014	EUR	569	818,226
Term Loan, 7.00%, Maturing January 30, 2017		9,682	9,730,761
Softlayer Tech, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		9,278	9,368,264
Solera Holdings, LLC
Term Loan, 2.00%, Maturing May 16, 2014		3,688	3,681,598
Term Loan, 3.25%, Maturing May 16, 2014	EUR	2,915	4,155,216
SunGard Data Systems, Inc.
Term Loan, 1.94%, Maturing February 28, 2014		32,531	31,785,170
Term Loan, 3.69%, Maturing February 28, 2014		11,124	11,096,044
Term Loan, 3.85%, Maturing February 26, 2016		69,035	68,854,973
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		11,025	11,052,562
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		18,417	18,438,426
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		12,943	13,007,275
Transaction Network Service, Inc.
Term Loan, 6.00%, Maturing November 18, 2015		2,246	2,259,938
TransUnion, LLC
Term Loan, 4.75%, Maturing February 12, 2018		30,673	30,749,808
Travelport, LLC
Term Loan, 2.75%, Maturing August 23, 2013		154	148,271
Term Loan, 2.75%, Maturing August 23, 2013		595	574,092
Term Loan, 4.75%, Maturing August 21, 2015		8,217	7,936,345
Term Loan, 4.75%, Maturing August 21, 2015		20,702	19,994,316
Term Loan, 4.75%, Maturing August 21, 2015		25,941	25,054,117
Term Loan, 6.04%, Maturing August 21, 2015	EUR	1,481	2,047,608
U.S. Security Holdings, Inc.
Term Loan, Maturing July 28, 2017(3)		1,618	1,601,597
Term Loan, Maturing July 28, 2017(3)		8,307	8,224,153
West Corp.
Term Loan, 2.63%, Maturing October 24, 2013		2,691	2,679,961
Term Loan, 4.50%, Maturing July 15, 2016		6,545	6,576,000
Term Loan, 4.50%, Maturing July 15, 2016		18,182	18,250,074

			$759,896,824

Cable and Satellite Television — 5.4%
Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016		13,600	$13,640,804
Bresnan Communications, LLC
Term Loan, 4.50%, Maturing December 14, 2017		13,408	13,425,913
Cequel Communications, LLC
Term Loan, 2.19%, Maturing November 5, 2013		51,311	50,861,722
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing September 6, 2016		42,016	41,884,833

4

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		7,000	$6,956,250
CSC Holdings, Inc.
Term Loan, 1.94%, Maturing March 29, 2016		3,612	3,594,620
Term Loan, 1.94%, Maturing March 29, 2016		27,404	27,135,552
DG FastChannel, Inc.
Term Loan, Maturing July 26, 2018(3)		21,975	21,823,922
Digital Cinema Implementation
Term Loan, 5.00%, Maturing March 31, 2017		10,973	10,972,500
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		19,248	19,250,112
Insight Midwest Holdings, LLC
Term Loan, 1.96%, Maturing April 7, 2014		25,573	25,380,738
Kabel Deutschland GmbH
Term Loan, 3.69%, Maturing March 31, 2014	EUR	9,300	13,364,554
Term Loan, 4.69%, Maturing March 31, 2014	EUR	12,250	17,600,643
Term Loan, 5.44%, Maturing December 13, 2016	EUR	16,500	23,782,928
Term Loan, 4.69%, Maturing June 15, 2018	EUR	15,825	22,647,339
MCC Iowa, LLC
Term Loan, 1.91%, Maturing January 30, 2015		7,518	7,217,282
Term Loan, 1.91%, Maturing January 30, 2015		7,640	7,334,400
Mediacom Broadband, LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,172	10,112,915
Mediacom Illinois, LLC
Term Loan, 1.91%, Maturing January 30, 2015		18,995	18,128,548
Term Loan, 5.50%, Maturing March 31, 2017		2,948	2,948,729
Mediacom, LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,406	10,382,752
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		8,947	9,004,780
NDS Finance, Ltd.
Term Loan, 4.00%, Maturing March 12, 2018		23,232	23,036,427
ProSiebenSat.1 Media AG
Term Loan, 2.69%, Maturing July 2, 2014	EUR	2,790	3,814,267
Term Loan, 2.69%, Maturing July 2, 2014	EUR	10,675	14,595,047
Term Loan, 4.20%, Maturing March 6, 2015	EUR	2,822	3,702,352
Term Loan, 3.31%, Maturing June 26, 2015	EUR	32,121	44,126,921
Term Loan, 3.31%, Maturing July 3, 2015	EUR	1,435	1,971,086
Term Loan, 4.45%, Maturing March 4, 2016	EUR	2,822	3,702,352
UPC Broadband Holding B.V.
Term Loan, 3.69%, Maturing December 30, 2016		5,061	5,062,752
Term Loan, 5.07%, Maturing December 31, 2016	EUR	41,765	58,544,159
Term Loan, 3.69%, Maturing December 29, 2017		20,793	20,818,982
Term Loan, 5.32%, Maturing December 31, 2017	EUR	8,477	11,949,969
YPSO Holding SA
Term Loan, 5.19%, Maturing June 16, 2014(4)	EUR	3,061	4,023,284
Term Loan, 5.19%, Maturing June 16, 2014(4)	EUR	4,995	6,564,307
Term Loan, 5.19%, Maturing June 16, 2014(4)	EUR	8,366	10,995,195
Term Loan, 5.69%, Maturing December 31, 2015(4)	EUR	960	1,255,093

			$591,614,029

Chemicals and Plastics — 4.7%
Arizona Chemical, Inc.
Term Loan, 4.75%, Maturing November 21, 2016		5,003	$5,017,397
Ashland, Inc.
Term Loan, Maturing July 30, 2018(3)		26,475	26,551,539
British Vita UK, Ltd.
Term Loan, 6.80%, Maturing June 30, 2014(4)	EUR	1,030	1,465,663

5

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Celanese Holdings, LLC
Term Loan, 3.25%, Maturing October 31, 2016		2,416	$2,427,757
Term Loan, 4.49%, Maturing October 31, 2016	EUR	676	973,417
Chemtura Corp.
Term Loan, 5.50%, Maturing August 27, 2016		8,200	8,244,419
General Chemical Corp.
Term Loan, 5.00%, Maturing October 6, 2015		4,444	4,486,607
Hexion Specialty Chemicals, Inc.
Term Loan, 2.25%, Maturing May 3, 2013		12,368	11,997,368
Term Loan, 2.50%, Maturing May 6, 2013		1,190	1,176,614
Term Loan, 2.50%, Maturing May 6, 2013		2,775	2,742,655
Term Loan, 3.94%, Maturing May 5, 2015		13,497	13,348,109
Term Loan, 4.00%, Maturing May 5, 2015		6,950	6,873,833
Term Loan, 4.00%, Maturing May 5, 2015		7,116	7,000,103
Term Loan, 4.06%, Maturing May 5, 2015		4,171	4,097,675
Term Loan, 5.28%, Maturing May 5, 2015	EUR	1,085	1,528,188
Houghton International, Inc.
Revolving Loan, Maturing January 30, 2016(3)		1,600	1,544,000
Term Loan, 6.75%, Maturing January 29, 2016		15,015	15,164,757
Huish Detergents, Inc.
Term Loan, 2.19%, Maturing April 25, 2014		1,962	1,877,649
Huntsman International, LLC
Term Loan, 1.72%, Maturing April 21, 2014		5,334	5,191,508
Term Loan, 2.46%, Maturing June 30, 2016		5,333	5,200,389
Term Loan, 2.72%, Maturing April 19, 2017		14,543	14,151,868
INEOS Group
Term Loan, 7.50%, Maturing December 16, 2013	EUR	13,915	20,940,256
Term Loan, 7.50%, Maturing December 16, 2013		16,342	16,937,263
Term Loan, 8.00%, Maturing December 16, 2014	EUR	15,459	23,263,054
Term Loan, 8.00%, Maturing December 16, 2014		16,691	17,298,147
ISP Chemco, Inc.
Term Loan, 1.69%, Maturing June 4, 2014		8,363	8,336,305
Kleopatra
Term Loan, 3.61%, Maturing January 3, 2016	GBP	509	697,693
Term Loan, 4.32%, Maturing January 4, 2016	EUR	2,142	2,619,398
Term Loan, 2.90%, Maturing January 9, 2017		154	128,442
MacDermid, Inc.
Term Loan, 2.19%, Maturing April 11, 2014		5,574	5,551,738
Millenium Inorganic Chemicals
Term Loan, 2.50%, Maturing May 15, 2014		7,884	7,846,885
Momentive Performance Materials
Term Loan, 2.45%, Maturing December 4, 2013		4,800	4,730,002
Term Loan, 3.64%, Maturing December 4, 2013	EUR	9,922	13,793,673
Term Loan, 3.69%, Maturing May 5, 2015		21,809	21,441,386
Term Loan, 4.89%, Maturing May 5, 2015	EUR	4,974	6,955,000
Nalco Co.
Term Loan, 4.50%, Maturing October 5, 2017		11,538	11,562,146
Norit NV
Term Loan, 7.50%, Maturing July 7, 2017		16,750	16,833,750
OM Group, Inc.
Term Loan, Maturing July 28, 2017(3)	EUR	2,000	2,845,061
Term Loan, Maturing July 28, 2017(3)		7,000	7,000,000
Omnova Solutions, Inc.
Term Loan, 5.75%, Maturing May 31, 2017		15,177	15,252,877
Rockwood Specialties Group, Inc.
Term Loan, 3.75%, Maturing February 9, 2018		22,750	22,890,413
Solutia, Inc.
Revolving Loan, 0.94%, Maturing March 17, 2015(2)		5,000	4,750,000
Term Loan, 3.50%, Maturing August 1, 2017		22,049	22,111,960

6

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Styron S.A.R.L.
Term Loan, 6.00%, Maturing August 2, 2017		40,671	$40,742,653
Tank Intermediate Holding Corp.
Term Loan, 5.01%, Maturing April 15, 2016		8,260	8,311,245
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		66,532	66,502,461

			$510,403,323

Clothing/Textiles — 0.1%
Warnaco, Inc.
Term Loan, 3.75%, Maturing June 15, 2018		6,675	$6,700,031

			$6,700,031

Conglomerates — 2.0%
Aquilex Holdings, LLC
Term Loan, 6.00%, Maturing April 1, 2016		1,759	$1,757,685
Goodman Global Holdings, Inc.
Term Loan, 5.75%, Maturing October 28, 2016		18,073	18,184,607
ISS Holdings A/S
Term Loan, 4.97%, Maturing April 30, 2015	EUR	11,950	16,920,100
Jarden Corp.
Term Loan, 3.25%, Maturing March 30, 2018		2,775	2,787,250
Johnson Diversey, Inc.
Term Loan, 4.00%, Maturing November 24, 2015		12,766	12,797,722
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		8,700	8,743,465
RBS Global, Inc.
Term Loan, 2.44%, Maturing July 19, 2013		6,930	6,869,416
Term Loan, 2.77%, Maturing July 19, 2013		30,406	30,215,517
RGIS Holdings, LLC
Term Loan, 2.75%, Maturing April 30, 2014		937	913,736
Term Loan, 2.75%, Maturing April 30, 2014		20,109	19,606,249
Service Master Co.
Term Loan, 2.69%, Maturing July 24, 2014		3,193	3,092,663
Term Loan, 2.71%, Maturing July 24, 2014		33,961	32,889,980
US Investigations Services, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		5,182	5,222,477
Term Loan, 3.00%, Maturing February 21, 2015		16,555	16,254,725
Vertrue, Inc.
Term Loan, 5.25%, Maturing August 16, 2014		3,097	2,539,652
Walter Industries, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		42,843	42,930,152

			$221,725,396

Containers and Glass Products — 2.6%
Berry Plastics Corp.
Term Loan, 2.26%, Maturing April 3, 2015		24,990	$23,614,318
BWAY Corp.
Term Loan, 4.50%, Maturing February 23, 2018		2,749	2,756,081
Term Loan, 4.50%, Maturing February 23, 2018		30,962	31,042,851
Consolidated Container Co.
Term Loan, 2.44%, Maturing March 28, 2014		15,193	14,752,495
Graham Packaging Holdings Co.
Term Loan, 6.75%, Maturing April 4, 2014		18,810	18,861,790
Term Loan, 6.00%, Maturing September 23, 2016		28,187	28,267,188
Graphic Packaging International, Inc.
Term Loan, 2.23%, Maturing May 16, 2014		21,189	21,093,718
Term Loan, 2.99%, Maturing May 16, 2014		9,925	9,922,518
Hilex Poly Co.
Term Loan, 11.25%, Maturing November 16, 2015		4,750	4,750,000

7

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
JSG Acquisitions
Term Loan, 4.61%, Maturing December 1, 2014	EUR	2,964	$4,259,990
Term Loan, 4.83%, Maturing December 31, 2014	EUR	2,580	3,706,518
Kranson Industries, Inc.
Term Loan, 2.44%, Maturing July 31, 2013		1,591	1,551,364
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017		7,114	7,120,176
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 9, 2018		69,021	68,618,217
Term Loan, Maturing August 9, 2018(3)		39,975	39,600,234
Smurfit Kappa Acquisitions
Term Loan, 4.56%, Maturing November 21, 2013	EUR	45	65,331
Term Loan, 4.89%, Maturing November 21, 2013	EUR	45	65,343
Term Loan, 4.73%, Maturing December 31, 2014	EUR	97	140,103
Term Loan, 4.85%, Maturing December 31, 2014	EUR	97	140,071

			$280,328,306

Cosmetics/Toiletries — 1.5%
Alliance Boots Holdings, Ltd.
Term Loan, 3.60%, Maturing July 9, 2015	GBP	32,000	$49,276,366
Term Loan, 4.30%, Maturing July 9, 2015	EUR	51,213	71,380,298
Bausch & Lomb, Inc.
Term Loan, 3.44%, Maturing April 24, 2015		5,684	5,652,560
Term Loan, 3.48%, Maturing April 24, 2015		25,039	24,899,540
Prestige Brands, Inc.
Term Loan, 4.76%, Maturing March 24, 2016		16,018	16,114,561

			$167,323,325

Drugs — 1.2%
Axcan Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		20,323	$20,056,137
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 2.69%, Maturing June 17, 2016		6,000	5,950,626
Term Loan, 4.00%, Maturing June 18, 2018		20,250	20,327,740
Graceway Pharmaceuticals, LLC
Term Loan, 4.94%, Maturing May 3, 2012		4,658	2,579,229
Warner Chilcott Corp.
Term Loan, 3.75%, Maturing March 17, 2016		20,520	20,548,790
Term Loan, 4.25%, Maturing March 15, 2018		13,258	13,285,127
Term Loan, 4.25%, Maturing March 15, 2018		26,516	26,570,255
WC Luxco S.A.R.L.
Term Loan, 4.25%, Maturing March 15, 2018		18,230	18,267,050

			$127,584,954

Ecological Services and Equipment — 0.1%
Big Dumpster Merger Sub, Inc.
Term Loan, 2.44%, Maturing February 5, 2013		1,614	$1,394,766
Environmental Systems Products Holdings, Inc.
Term Loan - Second Lien, 13.50%, Maturing September 12, 2014		248	228,538
Sensus Metering Systems, Inc.
Term Loan, 4.75%, Maturing May 9, 2017		11,122	11,177,736
Synagro Technologies, Inc.
Term Loan, 2.19%, Maturing April 2, 2014		888	825,954
Wastequip, Inc.
Term Loan, 2.44%, Maturing February 5, 2013		679	587,270

			$14,214,264

Electronics/Electrical — 4.4%
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		28,457	$28,528,607

8

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Attachmate Corp.
Term Loan, 6.50%, Maturing April 27, 2017		21,675	$21,774,337
Bentley Systems, Inc.
Term Loan, 5.75%, Maturing December 29, 2016		5,796	5,824,854
Christie/Aix, Inc.
Term Loan, 5.25%, Maturing April 29, 2016		9,576	9,546,361
CPI International, Inc.
Term Loan, 5.00%, Maturing February 9, 2017		10,472	10,485,465
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		33,625	32,868,438
Edwards (Cayman Island II), Ltd.
Term Loan, 5.50%, Maturing May 31, 2016		7,463	7,453,172
Term Loan, 5.50%, Maturing May 31, 2016		16,870	16,842,115
FCI International S.A.S.
Term Loan, 3.62%, Maturing November 1, 2013		552	545,758
Term Loan, 3.62%, Maturing November 1, 2013		552	545,758
Term Loan, 3.62%, Maturing November 1, 2013		573	566,890
Term Loan, 3.62%, Maturing November 1, 2013		573	566,890
Term Loan, 3.62%, Maturing November 1, 2013		1,012	1,000,777
Term Loan, 3.62%, Maturing November 1, 2013		2,000	1,978,334
Term Loan, 3.62%, Maturing November 1, 2013		2,436	2,409,726
Freescale Semiconductor, Inc.
Term Loan, 4.44%, Maturing December 1, 2016		42,392	42,249,068
Infor Enterprise Solutions Holdings
Term Loan, 5.94%, Maturing July 28, 2015		18,953	18,383,998
Term Loan, 5.94%, Maturing July 28, 2015		41,399	40,415,131
Term Loan, 6.44%, Maturing July 28, 2015	EUR	2,865	3,949,475
Term Loan - Second Lien, 6.44%, Maturing March 3, 2014		550	482,167
Term Loan - Second Lien, 6.44%, Maturing March 3, 2014		950	831,547
Microsemi Corp.
Term Loan, 4.00%, Maturing November 2, 2017		11,368	11,367,875
Network Solutions, LLC
Term Loan, 2.44%, Maturing March 7, 2014		8,790	8,526,032
NXP B.V.
Term Loan, 4.50%, Maturing March 7, 2017		40,349	40,399,311
Open Solutions, Inc.
Term Loan, 2.38%, Maturing January 23, 2014		9,951	8,666,920
Sensata Technologies Finance Co., LLC
Term Loan, 4.00%, Maturing May 11, 2018		51,725	51,748,069
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016		6,876	6,914,232
Ship US Bidco, Inc.
Term Loan, 5.25%, Maturing November 30, 2017		3,500	3,482,500
Term Loan, 6.01%, Maturing November 30, 2017	GBP	14,500	23,533,281
Term Loan, Maturing November 30, 2017(3)	GBP	7,000	11,360,894
Spansion, LLC
Term Loan, 4.75%, Maturing February 9, 2015		10,987	11,014,506
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		32,686	32,939,842
SS&C Technologies, Inc.
Term Loan, 2.24%, Maturing November 23, 2012		2,527	2,501,763
VeriFone, Inc.
Term Loan, 2.94%, Maturing October 31, 2013		1,788	1,783,709
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016		21,676	21,703,245

			$483,191,047

9

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Equipment Leasing — 0.6%
Hertz Corp.
Term Loan, 3.75%, Maturing March 9, 2018		26,150	$25,670,592
Term Loan, 3.75%, Maturing March 9, 2018		40,823	40,781,089

			$66,451,681

Farming/Agriculture — 0.2%
Earthbound Farm Holdings III, LLC
Term Loan, 5.50%, Maturing December 21, 2016		6,269	$6,299,843
WM. Bolthouse Farms, Inc.
Term Loan, 5.50%, Maturing February 11, 2016		12,624	12,631,528

			$18,931,371

Financial Intermediaries — 3.0%
Asset Acceptance Capital Corp.
Term Loan, 3.75%, Maturing June 5, 2013		11,679	$11,503,931
Citco III, Ltd.
Term Loan, 6.25%, Maturing June 29, 2018		23,600	23,526,250
Fidelity National Information Services, Inc.
Term Loan, 5.25%, Maturing July 18, 2016		17,418	17,505,415
First Data Corp.
Term Loan, 2.94%, Maturing September 24, 2014		11,983	11,191,935
Term Loan, 2.94%, Maturing September 24, 2014		12,901	12,054,748
Term Loan, 2.94%, Maturing September 24, 2014		16,312	15,236,779
Term Loan, 4.19%, Maturing March 23, 2018		15,843	14,592,444
Grosvenor Capital Management
Term Loan, 4.19%, Maturing December 5, 2016		8,974	8,974,090
HarbourVest Partners, LLC
Term Loan, 6.25%, Maturing December 14, 2016		9,830	9,891,643
Interactive Data Corp.
Term Loan, 4.75%, Maturing February 12, 2018		37,628	37,666,424
Jupiter Asset Management Group
Term Loan, 4.46%, Maturing March 17, 2015	GBP	4,093	6,633,701
LPL Holdings, Inc.
Term Loan, 1.95%, Maturing June 28, 2013		7,479	7,469,467
Term Loan, 4.25%, Maturing June 25, 2015		23,541	23,688,310
Term Loan, 5.25%, Maturing June 28, 2017		15,342	15,449,783
MSCI, Inc.
Term Loan, 3.75%, Maturing March 14, 2017		32,464	32,659,826
Nuveen Investments, Inc.
Term Loan, 3.25%, Maturing November 13, 2014		19,231	18,904,963
Term Loan, 5.75%, Maturing May 12, 2017		29,913	29,921,885
RJO Holdings Corp. (RJ O’Brien)
Term Loan, 6.19%, Maturing December 10, 2015(8)		63	51,598
Term Loan, 6.19%, Maturing December 10, 2015(8)		1,995	1,581,909
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	10,250	16,320,129
Travelex America Holdings, Inc.
Term Loan, 2.93%, Maturing October 31, 2013		423	419,926
Term Loan, 2.93%, Maturing October 31, 2013		8,577	8,514,185
Term Loan, 3.43%, Maturing October 31, 2014		423	419,926
Term Loan, 3.43%, Maturing October 31, 2014		8,577	8,514,185

			$332,693,452

Food Products — 2.9%
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		27,107	$27,022,353
American Seafoods Group, LLC
Term Loan, 4.25%, Maturing March 8, 2018		10,198	10,185,042

10

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Autobar BV
Term Loan, 6.45%, Maturing October 6, 2017	EUR	424	$608,116
Term Loan, 6.45%, Maturing October 6, 2017	EUR	2,576	3,697,193
BL Marketing, Ltd.
Term Loan, 2.39%, Maturing December 31, 2013	GBP	3,500	5,523,894
Term Loan - Second Lien, 5.62%, Maturing June 30, 2015	GBP	2,500	3,888,188
Dean Foods Co.
Term Loan, 1.75%, Maturing April 2, 2014		31,896	30,885,904
Term Loan, 3.44%, Maturing April 2, 2014		8,958	8,843,999
Dole Food Company, Inc.
Term Loan, 5.05%, Maturing July 6, 2018		13,204	13,247,758
Term Loan, 5.06%, Maturing July 6, 2018		24,521	24,602,979
Farley’s & Sathers Candy Company, Inc.
Term Loan, 6.50%, Maturing March 30, 2018		9,476	9,523,631
JBS USA Holdings, Inc.
Term Loan, 4.25%, Maturing May 25, 2018		22,800	22,807,137
Liberator Midco, Ltd.
Term Loan, 5.26%, Maturing April 29, 2016	GBP	10,500	17,278,326
Term Loan, 5.94%, Maturing April 30, 2016	EUR	2,000	2,877,989
Lion Polaris S.A.S.
Term Loan, 5.61%, Maturing September 14, 2016	EUR	5,000	7,157,555
Term Loan, 5.61%, Maturing October 13, 2017	EUR	5,269	7,571,137
Michael Foods Holdings, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		25,199	25,236,568
Picard
Term Loan, 5.61%, Maturing October 13, 2017	EUR	1,231	1,768,708
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		15,709	15,875,706
Pinnacle Foods Finance, LLC
Revolving Loan, 0.85%, Maturing April 2, 2013(2)		4,000	3,720,000
Term Loan, 2.69%, Maturing April 2, 2014		38,672	38,357,765
Term Loan, 6.00%, Maturing April 2, 2014		5,744	5,786,993
United Biscuits
Term Loan, 3.14%, Maturing December 15, 2014	GBP	3,961	6,235,367
Term Loan - Second Lien, 4.63%, Maturing June 15, 2016	GBP	1,500	2,280,591
Windsor Quality Food Co., Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		21,329	21,373,428

			$316,356,327

Food Service — 4.8%
Aramark Corp.
Term Loan, 2.12%, Maturing January 24, 2014		955	$940,675
Term Loan, 2.06%, Maturing January 27, 2014		3,787	3,735,474
Term Loan, 2.12%, Maturing January 27, 2014		25,857	25,503,793
Term Loan, 3.44%, Maturing July 26, 2016		4,450	4,431,826
Term Loan, 3.50%, Maturing July 26, 2016		46,440	46,246,756
Buffets, Inc.
Term Loan, 12.00%, Maturing April 21, 2015(4)		9,126	7,894,339
Term Loan, 7.50%, Maturing April 22, 2015(4)		1,205	951,682
Burger King Corp.
Term Loan, 4.50%, Maturing October 19, 2016		71,482	71,417,750
Term Loan, 4.78%, Maturing October 19, 2016	EUR	9,950	14,273,315
Darling International, Inc.
Term Loan, 5.00%, Maturing December 16, 2016		2,400	2,413,500
Del Monte Corp.
Term Loan, 4.50%, Maturing March 8, 2018		107,100	106,774,844
Denny’s, Inc.
Term Loan, 5.25%, Maturing September 30, 2016		13,807	13,832,554
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		24,667	24,697,583

11

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Dunkin’ Brands, Inc.
Term Loan, 4.25%, Maturing November 23, 2017		61,149	$61,216,107
JRD Holdings, Inc.
Term Loan, 2.47%, Maturing July 2, 2014		6,025	5,968,878
OSI Restaurant Partners, LLC
Term Loan, 2.50%, Maturing June 14, 2013		6,290	6,071,387
Term Loan, 2.50%, Maturing June 14, 2014		64,325	62,086,697
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		8,086	8,045,508
Selecta
Term Loan, 2.62%, Maturing July 2, 2015	CHF	18,405	20,788,910
SSP Financing, Ltd.
Term Loan, 1.75%, Maturing December 17, 2016		5,115	4,465,036
U.S. Foodservice, Inc.
Term Loan, 2.69%, Maturing July 3, 2014		28,216	26,784,275
Wendy’s/Arby’s Restaurants, LLC
Term Loan, 5.00%, Maturing May 24, 2017		8,285	8,301,481

			$526,842,370

Food/Drug Retailers — 3.1%
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		53,950	$53,990,462
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		82,267	82,380,975
Pantry, Inc. (The)
Term Loan, 1.94%, Maturing May 15, 2014		60	59,303
Term Loan, 1.94%, Maturing May 15, 2014		6,522	6,443,149
Rite Aid Corp.
Term Loan, 1.94%, Maturing June 4, 2014		68,472	65,334,071
Term Loan, 4.50%, Maturing March 2, 2018		34,561	33,999,772
Roundy’s Supermarkets, Inc.
Term Loan, 6.15%, Maturing November 3, 2013		41,970	42,147,443
Term Loan - Second Lien, 10.00%, Maturing April 18, 2016		2,500	2,532,033
Supervalu, Inc.
Term Loan, 3.44%, Maturing October 5, 2015		2,832	2,800,028
Term Loan, 4.50%, Maturing April 28, 2018		53,098	52,404,360

			$342,091,596

Forest Products — 0.4%
Georgia-Pacific Corp.
Term Loan, 2.25%, Maturing December 20, 2012		3,884	$3,885,810
Term Loan, 2.25%, Maturing December 21, 2012		28,944	28,956,026
Term Loan, 3.50%, Maturing December 23, 2014		10,332	10,347,475
Xerium Technologies, Inc.
Term Loan, 5.50%, Maturing May 22, 2017		4,500	4,525,312

			$47,714,623

Health Care — 11.8%
1-800-Contacts, Inc.
Term Loan, 7.70%, Maturing March 4, 2015		7,635	$7,654,331
Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017		31,925	31,893,075
Alliance Healthcare Services
Term Loan, 5.50%, Maturing June 1, 2016		12,745	12,715,790
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		10,487	10,500,334
Term Loan, Maturing September 18, 2015(3)		9,150	9,164,301
Ascend Learning
Term Loan, 7.01%, Maturing December 6, 2016		15,278	15,271,874

12

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015		8,529	$8,567,825
Term Loan, 8.50%, Maturing April 14, 2015		8,529	8,567,825
Biomet, Inc.
Term Loan, 3.23%, Maturing March 25, 2015		64,875	64,315,431
Term Loan, 4.43%, Maturing March 25, 2015	EUR	2,863	4,110,905
Capsugel Healthcare, Ltd.
Term Loan, Maturing August 1, 2018(3)		17,450	17,519,800
Cardinal Health 409, Inc.
Term Loan, 2.44%, Maturing April 10, 2014		15,281	14,670,034
Carestream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		22,120	20,663,365
Carl Zeiss Vision Holding GmbH
Term Loan, 4.00%, Maturing September 30, 2019	EUR	837	1,031,432
Catalina Marketing Corp.
Term Loan, 2.94%, Maturing October 1, 2014		7,951	7,851,496
CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 29, 2016		6,814	6,856,648
Community Health Systems, Inc.
Term Loan, 2.50%, Maturing July 25, 2014		3,922	3,795,664
Term Loan, 2.50%, Maturing July 25, 2014		89,612	86,722,362
Term Loan, 3.75%, Maturing January 25, 2017		29,333	28,677,663
ConvaTec, Inc.
Term Loan, 5.75%, Maturing December 22, 2016		17,798	17,825,788
Term Loan, 6.01%, Maturing December 22, 2016	EUR	7,463	10,714,819
CRC Health Corp.
Term Loan, 4.75%, Maturing November 16, 2015		30,015	29,339,978
Dako EQT Project Delphi
Term Loan, 3.69%, Maturing May 31, 2016	EUR	3,099	4,307,582
Term Loan, 2.37%, Maturing June 12, 2016		1,568	1,510,471
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		26,890	26,995,525
DJO Finance, LLC
Term Loan, 3.19%, Maturing May 20, 2014		16,259	16,035,471
Emdeon Business Services, LLC
Term Loan, 4.50%, Maturing November 18, 2013		8,933	8,949,248
Fenwal, Inc.
Term Loan, 2.50%, Maturing February 28, 2014		497	473,792
Term Loan, 2.50%, Maturing February 28, 2014		2,901	2,763,386
Fresenius SE
Term Loan, 3.50%, Maturing September 10, 2014		929	930,390
Term Loan, 3.50%, Maturing September 10, 2014		1,898	1,901,770
Grifols SA
Term Loan, 6.00%, Maturing June 1, 2017		44,100	44,343,476
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016		20,010	20,059,796
Harvard Drug Group, LLC
Term Loan, 6.50%, Maturing April 8, 2016		340	335,085
Term Loan, 6.50%, Maturing April 8, 2016		2,473	2,436,985
HCA, Inc.
Term Loan, 3.50%, Maturing March 31, 2017		59,269	58,220,281
Term Loan, 3.50%, Maturing May 1, 2018		44,850	44,070,745
Health Management Associates, Inc.
Term Loan, 2.00%, Maturing February 28, 2014		57,649	56,394,300
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018		21,297	21,230,073
IMS Health, Inc.
Term Loan, 4.50%, Maturing August 25, 2017		15,153	15,199,080
Term Loan, 5.00%, Maturing August 25, 2017	EUR	1,975	2,844,954

13

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
inVentiv Health, Inc.
Term Loan, 4.75%, Maturing August 4, 2016		31,081	$30,980,880
Term Loan, 6.75%, Maturing May 15, 2018		15,925	15,885,188
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		22,825	22,830,706
Lifepoint Hospitals, Inc.
Term Loan, 3.01%, Maturing April 15, 2015		15,498	15,509,884
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		28,493	28,594,056
Medpace, Inc.
Term Loan, 6.50%, Maturing June 22, 2017		11,650	11,533,500
Meritas, LLC
Term Loan, Maturing July 28, 2017(3)		11,125	11,013,750
MultiPlan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		64,292	64,060,686
Mylan, Inc.
Term Loan, 3.50%, Maturing October 2, 2014		554	557,959
Nyco Holdings
Term Loan, 3.19%, Maturing December 29, 2013		13,272	13,160,787
Term Loan, 3.94%, Maturing December 29, 2014		16,369	16,224,177
Term Loan, 5.19%, Maturing December 29, 2014	EUR	8,891	12,705,985
Term Loan, 5.94%, Maturing December 29, 2015	EUR	8,889	12,702,537
Term Loan - Second Lien, 4.69%, Maturing December 29, 2015		16,398	16,252,508
Physiotherapy Associates, Inc.
Term Loan, 7.50%, Maturing June 27, 2013		6,044	6,013,663
Prime Healthcare Services, Inc.
Term Loan, 7.25%, Maturing April 22, 2015		29,735	29,140,153
RadNet Management, Inc.
Term Loan, 5.75%, Maturing April 1, 2016		17,552	17,569,190
ReAble Therapeutics Finance, LLC
Term Loan, 2.19%, Maturing November 18, 2013		8,707	8,674,767
Renal Advantage Holdings, Inc.
Term Loan, 5.75%, Maturing December 16, 2016		9,627	9,677,771
Res-Care, Inc.
Term Loan, 7.25%, Maturing December 22, 2016		13,972	14,023,977
Select Medical Holdings Corp.
Term Loan, 5.50%, Maturing May 25, 2018		38,950	38,340,939
Skillsoft Corp.
Term Loan, 6.50%, Maturing May 26, 2017		3,914	3,964,910
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		13,925	13,994,625
Sunrise Medical Holdings, Inc.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	2,176	2,892,845
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		22,950	22,842,433
Universal Health Services, Inc.
Term Loan, 4.00%, Maturing November 15, 2016		22,705	22,781,154
Vanguard Health Holding Co., LLC
Term Loan, 5.00%, Maturing January 29, 2016		29,819	29,882,107
VWR Funding, Inc.
Term Loan, 2.69%, Maturing June 30, 2014		54,045	52,660,102

			$1,291,904,389

Home Furnishings — 0.4%
Hunter Fan Co.
Term Loan, 2.69%, Maturing April 16, 2014		3,081	$2,957,638
National Bedding Co., LLC
Term Loan, 3.75%, Maturing November 28, 2013		26,516	26,383,370
Term Loan - Second Lien, 5.31%, Maturing February 28, 2014		4,500	4,334,998

14

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Oreck Corp.
Term Loan - Second Lien, 3.75%, Maturing March 19, 2016(8)		797	$718,520
Sanitec Europe OY
Term Loan, 2.50%, Maturing June 24, 2016	EUR	3,464	4,411,745

			$38,806,271

Industrial Equipment — 1.9%
Alliance Laundry Systems, LLC
Term Loan, 6.25%, Maturing September 30, 2016		1,867	$1,883,778
Brand Energy and Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014		18,961	17,349,286
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		14,065	14,064,750
EPD Holdings, (Goodyear Engineering Products)
Term Loan, 2.69%, Maturing July 31, 2014		3,865	3,686,716
Term Loan, 2.69%, Maturing July 31, 2014		23,499	22,412,470
Term Loan - Second Lien, 5.94%, Maturing July 31, 2015		2,000	1,807,500
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing November 23, 2016		5,955	5,955,000
Term Loan, 0.50%, Maturing February 16, 2017(2)		7,000	6,965,000
Generac Acquisition Corp.
Term Loan, 2.74%, Maturing November 11, 2013		10,205	10,163,987
Itron, Inc.
Term Loan, 5.75%, Maturing April 18, 2014		502	504,646
Jason, Inc.
Term Loan, 8.25%, Maturing September 21, 2014		417	417,118
Term Loan, 8.25%, Maturing September 21, 2014		1,051	1,049,531
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		20,773	20,889,536
Kinetek Acquisition Corp.
Term Loan, 2.75%, Maturing November 11, 2013		277	268,800
Term Loan, 2.75%, Maturing November 11, 2013		2,732	2,650,281
KION Group GmbH
Term Loan, 3.69%, Maturing December 23, 2014(4)		11,736	10,879,148
Term Loan, 5.19%, Maturing December 23, 2014(4)	EUR	450	607,209
Term Loan, 4.94%, Maturing December 29, 2014(4)	EUR	590	797,181
Term Loan, 3.94%, Maturing December 23, 2015(4)		11,736	10,879,148
Term Loan, 5.19%, Maturing December 29, 2015(4)	EUR	572	772,300
Term Loan, 5.44%, Maturing December 29, 2015(4)	EUR	423	571,331
Pinafore, LLC
Term Loan, 4.25%, Maturing September 29, 2016		35,744	35,819,719
Polypore, Inc.
Revolving Loan, 0.54%, Maturing July 3, 2013(2)		2,000	1,820,000
Term Loan, 2.19%, Maturing July 3, 2014		22,442	22,231,317
Term Loan, 3.39%, Maturing July 3, 2014	EUR	1,070	1,510,458
Sequa Corp.
Term Loan, 3.50%, Maturing December 3, 2014		1,989	1,957,429
Terex Corp.
Term Loan, Maturing July 31, 2017(3)	EUR	10,000	14,368,993

			$212,282,632

Insurance — 1.3%
Alliant Holdings I, Inc.
Term Loan, 3.25%, Maturing August 21, 2014		23,282	$23,049,005
Term Loan, 6.75%, Maturing August 21, 2014		3,898	3,907,571
AmWINS Group, Inc.
Revolving Loan, 2.51%, Maturing June 8, 2012(2)		7,500	7,342,500
Term Loan, 6.50%, Maturing June 8, 2013		12,408	12,330,540
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		15,051	15,136,034

15

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
CCC Information Services Group, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		12,636	$12,703,248
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		15,171	15,259,988
Crump Group, Inc.
Term Loan, 3.20%, Maturing August 1, 2014		3,984	3,901,728
HUB International Holdings, Inc.
Term Loan, 2.75%, Maturing June 13, 2014		3,296	3,206,300
Term Loan, 2.75%, Maturing June 13, 2014		18,956	18,442,545
Term Loan, 6.75%, Maturing June 13, 2014		3,463	3,468,726
U.S.I. Holdings Corp.
Term Loan, 2.69%, Maturing May 5, 2014		23,461	22,874,110
Term Loan, 7.00%, Maturing May 5, 2014		3,930	3,910,350

			$145,532,645

Leisure Goods/Activities/Movies — 3.8%
Alpha D2, Ltd.
Term Loan, 1.65%, Maturing December 31, 2012		618	$612,107
Term Loan, 2.65%, Maturing December 31, 2013		11,894	11,377,258
Term Loan, 2.65%, Maturing December 31, 2013		21,412	20,481,960
Term Loan - Second Lien, 3.90%, Maturing June 30, 2014		5,000	4,748,215
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing December 16, 2016		26,961	26,806,334
AMC Networks, Inc.
Term Loan, 4.00%, Maturing December 31, 2018		18,175	18,129,563
Bombardier Recreational Products
Term Loan, 2.75%, Maturing June 28, 2013		39,837	38,940,806
Carmike Cinemas, Inc.
Term Loan, 5.50%, Maturing January 27, 2016		13,625	13,695,552
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		28,130	28,217,561
Cinemark, Inc.
Term Loan, 3.47%, Maturing April 29, 2016		26,625	26,781,305
ClubCorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 9, 2016		7,313	7,322,392
Deluxe Entertainment Services Group, Inc.
Term Loan, 6.04%, Maturing May 11, 2013		525	522,304
Term Loan, 6.25%, Maturing May 11, 2013		7,763	7,728,936
Dh P Bidco, Ltd.
Term Loan, 6.12%, Maturing December 8, 2017	GBP	6,500	10,522,728
Fender Musical Instruments Corp.
Term Loan, 2.44%, Maturing June 9, 2014		1,123	1,080,655
Term Loan, 2.44%, Maturing June 9, 2014		3,914	3,767,680
Kasima, LLC
Term Loan, 2.96%, Maturing March 10, 2015(2)		15,000	15,000,000
Merlin Entertainment Group
Term Loan, 4.44%, Maturing July 21, 2017		16,545	16,338,321
Term Loan, 4.88%, Maturing July 21, 2017	GBP	9,332	15,075,866
Miramax Film NY, LLC
Term Loan, 7.75%, Maturing May 20, 2016		7,718	7,834,238
National CineMedia, LLC
Term Loan, 1.75%, Maturing February 13, 2015		11,190	10,988,241
Regal Cinemas Corp.
Term Loan, 3.50%, Maturing August 23, 2017		22,139	22,150,860
Revolution Studios Distribution Co., LLC
Term Loan, 3.94%, Maturing December 21, 2014		5,299	3,948,110
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.94%, Maturing February 17, 2016		6,244	6,235,994
Term Loan, 4.00%, Maturing August 17, 2017		25,031	25,113,438

16

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Six Flags Theme Parks, Inc.
Term Loan, 5.25%, Maturing June 30, 2016		30,563	$30,766,907
SRAM, LLC
Term Loan, 4.77%, Maturing June 7, 2018		17,600	17,611,000
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		3,000	3,007,500
Vue Entertainment Investment
Term Loan, 6.26%, Maturing December 9, 2017	EUR	1,000	1,426,123
Zuffa, LLC
Revolving Loan, 1.72%, Maturing June 19, 2012(2)		4,000	3,893,200
Term Loan, 2.25%, Maturing June 19, 2015		10,893	10,684,322

			$410,809,476

Lodging and Casinos — 1.9%
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		15,162	$15,225,180
Choctaw Resort Development Enterprise
Term Loan, 7.25%, Maturing November 4, 2011		2,225	2,169,755
Gala Electric Casinos, Ltd.
Term Loan, 5.70%, Maturing May 30, 2018	GBP	21,200	31,418,310
Harrah’s Operating Co.
Term Loan, 3.23%, Maturing January 28, 2015		16,051	14,481,285
Term Loan, 3.25%, Maturing January 28, 2015		25,657	23,165,054
Term Loan, 3.25%, Maturing January 28, 2015		21,500	19,435,054
Term Loan, 9.50%, Maturing October 31, 2016		9,850	10,298,845
Herbst Gaming, Inc.
Term Loan, 10.00%, Maturing December 31, 2015		3,591	3,696,164
Isle of Capri Casinos, Inc.
Term Loan, 4.50%, Maturing November 1, 2013		11,496	11,563,245
Las Vegas Sands, LLC
Term Loan, 1.72%, Maturing May 23, 2014		1,348	1,304,817
Term Loan, 1.72%, Maturing May 23, 2014		6,573	6,360,286
Term Loan, 2.72%, Maturing November 23, 2016		4,906	4,737,796
Term Loan, 2.72%, Maturing November 23, 2016		9,612	9,300,067
LodgeNet Entertainment Corp.
Term Loan, 6.50%, Maturing April 4, 2014		8,637	8,280,817
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		15,475	15,503,923
Scandic Hotels
Term Loan, 3.83%, Maturing April 25, 2015	EUR	4,725	5,804,363
Term Loan, 4.21%, Maturing June 30, 2016	EUR	4,725	5,804,363
VML US Finance, LLC
Term Loan, 4.69%, Maturing May 25, 2012		6,903	6,903,007
Term Loan, 4.69%, Maturing May 27, 2013		7,996	7,996,785
Term Loan, 4.69%, Maturing May 27, 2013		8,078	8,078,484

			$211,527,600

Nonferrous Metals/Minerals — 1.0%
Fairmount Minerals, Ltd.
Term Loan, 5.25%, Maturing March 15, 2017		44,210	$44,357,292
Noranda Aluminum Acquisition
Term Loan, 1.94%, Maturing May 16, 2014		4,080	4,053,237
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		32,134	32,220,530
Oxbow Carbon and Mineral Holdings
Term Loan, 3.74%, Maturing May 8, 2016		20,827	20,852,913
SunCoke Energy, Inc.
Term Loan, 5.25%, Maturing July 26, 2018		6,875	6,892,187

			$108,376,159

17

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Oil and Gas — 2.4%
Big West Oil, LLC
Term Loan, 7.00%, Maturing March 31, 2016		9,495	$9,571,882
CITGO Petroleum Corp.
Term Loan, 8.00%, Maturing June 24, 2015		2,688	2,725,296
Term Loan, 9.00%, Maturing June 23, 2017		23,031	24,019,289
Crestwood Holdings, LLC
Term Loan, 10.50%, Maturing September 30, 2016		4,022	4,147,602
Dynegy Holdings, Inc.
Term Loan, 3.94%, Maturing April 2, 2013		3,513	3,473,909
Term Loan, 3.94%, Maturing April 2, 2013		60,320	59,641,534
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016		32,572	32,567,066
Gibson Energy
Term Loan, 5.75%, Maturing June 14, 2018		28,000	27,973,764
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		26,050	26,087,981
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		60,127	61,028,728
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		772	775,699
Term Loan, 6.50%, Maturing April 20, 2017		1,263	1,269,960
Term Loan, 6.50%, Maturing April 20, 2017		9,534	9,584,015

			$262,866,725

Publishing — 3.7%
Aster Zweite Beteiligungs GmbH
Term Loan, 4.65%, Maturing December 31, 2015		181	$178,988
Term Loan, 4.65%, Maturing December 31, 2015		321	317,478
Term Loan, 4.71%, Maturing December 30, 2016		1,058	1,017,680
Term Loan, 4.71%, Maturing December 30, 2016		2,740	2,635,669
Term Loan, 4.71%, Maturing December 30, 2016		14,359	13,813,221
Term Loan, 5.78%, Maturing December 30, 2016	EUR	708	995,136
Term Loan, 5.78%, Maturing December 30, 2016	EUR	792	1,111,718
Black Press US Partnership
Term Loan, 2.25%, Maturing August 2, 2013		988	946,018
Term Loan, 2.25%, Maturing August 2, 2013		1,627	1,558,148
Cengage Learning, Inc.
Term Loan, 2.50%, Maturing July 3, 2014		24,129	21,149,419
GateHouse Media Operating, Inc.
Term Loan, 2.19%, Maturing August 28, 2014		4,859	1,725,097
Term Loan, 2.19%, Maturing August 28, 2014		15,484	5,496,665
Term Loan, 2.44%, Maturing August 28, 2014		9,242	3,281,024
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016		44,626	44,891,255
IWCO Direct, Inc.
Term Loan, 3.56%, Maturing August 7, 2014		1,653	1,528,903
Term Loan, 3.56%, Maturing August 7, 2014		15,856	14,666,983
Lamar Media Corp.
Term Loan, 2.94%, Maturing April 27, 2015		4,744	4,743,590
Term Loan, 4.00%, Maturing December 30, 2016		4,396	4,421,164
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		39,338	37,616,691
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014		1,710	1,707,872
Merrill Communications, LLC
Term Loan, 7.50%, Maturing December 24, 2012		11,854	11,854,240
Nebraska Book Co., Inc.
Term Loan, 7.25%, Maturing July 27, 2012		5,000	5,025,000

18

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Nelson Education, Ltd.
Term Loan, 2.75%, Maturing July 3, 2014		284	$248,219
Newspaper Holdings, Inc.
Term Loan, 1.81%, Maturing July 24, 2014		18,122	15,494,305
Nielsen Finance, LLC
Term Loan, 2.19%, Maturing August 9, 2013		38,897	38,420,970
Term Loan, 3.44%, Maturing May 2, 2016		47,678	47,550,012
Term Loan, 3.94%, Maturing May 2, 2016		9,762	9,766,588
SGS International, Inc.
Term Loan, 3.77%, Maturing September 30, 2013		1,864	1,864,347
Term Loan, 3.77%, Maturing September 30, 2013		922	922,454
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2012		1,779	1,778,854
Term Loan, 10.75%, Maturing June 18, 2013		4,033	3,951,889
Term Loan, 15.00%, Maturing March 18, 2014(4)		1,550	1,433,887
Springer Science+Business Media S.A.
Term Loan, 4.19%, Maturing June 17, 2016		17,000	17,000,000
Term Loan, 5.44%, Maturing June 30, 2015	EUR	9,763	14,063,862
Star Tribune Co. (The)
Term Loan, 8.00%, Maturing September 28, 2014		947	941,936
Term Loan, 8.00%, Maturing September 29, 2014		841	837,276
Trader Media Corp., Ltd.
Term Loan, 4.63%, Maturing June 8, 2017	GBP	14,595	23,418,711
Term Loan, 5.14%, Maturing December 1, 2017	GBP	11,500	18,467,688
Xsys, Inc.
Term Loan, 2.71%, Maturing December 30, 2016		8,015	7,709,993
Term Loan, 4.71%, Maturing December 30, 2016		10,823	10,411,667
Term Loan, 5.78%, Maturing December 30, 2016	EUR	2,690	3,777,917
Term Loan, 5.78%, Maturing December 30, 2016	EUR	2,750	3,862,565
Term Loan - Second Lien, 7.80%, Maturing June 29, 2018	EUR	1,000	1,393,792

			$403,998,891

Radio and Television — 3.1%
Block Communications, Inc.
Term Loan, 2.19%, Maturing December 22, 2011		9,266	$9,219,420
Citadel Broadcasting Corp.
Term Loan, 4.25%, Maturing December 30, 2016		6,803	6,806,147
CMP Susquehanna Corp.
Revolving Loan, 0.50%, Maturing May 5, 2012(2)		3,815	3,757,532
Term Loan, 2.19%, Maturing May 3, 2013		11,036	10,983,585
Cumulus Media, Inc.
Term Loan, Maturing August 30, 2018(3)		56,875	56,685,208
Entercom Communications Corp.
Revolving Loan, 1.06%, Maturing June 30, 2012(2)		3,000	2,913,750
Term Loan, 1.40%, Maturing June 30, 2012		11,239	10,999,861
Gray Television, Inc.
Term Loan, 3.69%, Maturing December 31, 2014		2,590	2,538,772
HIT Entertainment, Inc.
Term Loan, 5.52%, Maturing June 1, 2012		3,412	3,383,383
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		5,500	5,546,981
Live Nation Worldwide, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		35,382	35,447,932
Local TV Finance, LLC
Term Loan, 2.19%, Maturing May 7, 2013		7,842	7,655,724
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		3,774	3,783,563
New Young Broadcasting Holding Co., Inc.
Term Loan, 8.00%, Maturing June 30, 2015		2,053	2,071,281

19

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		10,891	$10,917,848
Radio One, Inc.
Term Loan, 7.50%, Maturing March 23, 2016		9,983	10,094,803
Raycom TV Broadcasting, LLC
Term Loan, 4.50%, Maturing May 31, 2017		12,675	12,675,000
Serpering Investments B.V.
Term Loan, 4.72%, Maturing September 30, 2017	EUR	2,000	2,876,991
SMG H5 PTY, Ltd.
Term Loan, Maturing December 22, 2012(3)	AUD	20,000	21,202,990
Tyrol Acquisition 2 SAS
Term Loan, Maturing October 6, 2013(3)	EUR	5,000	6,219,719
Term Loan, 5.44%, Maturing January 30, 2015	EUR	7,800	9,722,779
Term Loan, Maturing January 30, 2015(3)	EUR	2,750	3,421,976
Term Loan, 5.44%, Maturing January 29, 2016	EUR	7,800	9,722,779
Term Loan, Maturing January 29, 2016(3)	EUR	2,750	3,421,976
Univision Communications, Inc.
Term Loan, 2.19%, Maturing September 29, 2014		20,877	20,000,117
Term Loan, 4.44%, Maturing March 31, 2017		49,701	47,337,313
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		16,010	16,059,906

			$335,467,336

Retailers (Except Food and Drug) — 3.6%
Amscan Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		12,828	$12,894,871
Dollar General Corp.
Term Loan, 2.94%, Maturing July 7, 2014		8,000	8,006,000
FTD, Inc.
Term Loan, 4.75%, Maturing June 6, 2018		17,250	17,271,131
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017		26,641	27,173,948
J. Crew Operating Corp.
Term Loan, 4.75%, Maturing March 7, 2018		40,220	38,714,920
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		23,167	22,931,654
KKR My Best Friend UK Holdco.
Term Loan, 5.63%, Maturing January 24, 2017	GBP	2,000	3,283,723
Michaels Stores, Inc.
Term Loan, 2.50%, Maturing October 31, 2013		31,592	31,098,665
Term Loan, 4.75%, Maturing July 31, 2016		4,629	4,618,817
Neiman Marcus Group, Inc.
Term Loan, 4.75%, Maturing May 16, 2018		39,075	38,625,559
Orbitz Worldwide, Inc.
Term Loan, 3.22%, Maturing July 25, 2014		19,959	18,353,875
Pep Boys-Manny, Moe, & Jack (The)
Term Loan, 2.25%, Maturing October 28, 2013		2,338	2,337,759
PETCO Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		35,046	34,949,885
Phillips-Van Heusen Corp.
Term Loan, 4.36%, Maturing February 26, 2016	EUR	4,609	6,631,045
Term Loan, 3.50%, Maturing May 6, 2016		5,059	5,079,977
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		32,675	32,817,855
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		22,970	23,032,071
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		21,409	21,288,200

20

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Vivarte
Term Loan, 3.25%, Maturing March 9, 2015	EUR	87	$111,296
Term Loan, 3.25%, Maturing March 9, 2015	EUR	337	432,774
Term Loan, 3.25%, Maturing March 9, 2015	EUR	9,886	12,714,062
Term Loan, 3.87%, Maturing March 8, 2016	EUR	9,886	12,714,062
Term Loan, 3.87%, Maturing May 29, 2016	EUR	87	111,285
Term Loan, 3.87%, Maturing May 29, 2016	EUR	337	432,774
Term Loan - Second Lien, 4.87%, Maturing September 8, 2016	EUR	13	15,245
Term Loan - Second Lien, 4.87%, Maturing September 8, 2016	EUR	88	106,712
Term Loan - Second Lien, 4.87%, Maturing September 8, 2016	EUR	900	1,097,612
Yankee Candle Company, Inc. (The)
Term Loan, 2.19%, Maturing February 6, 2014		12,708	12,655,544

			$389,501,321

Steel — 0.0%(5)
Niagara Corp.
Term Loan, 10.50%, Maturing June 29, 2014(4)(8)		3,503	$3,286,448

			$3,286,448

Surface Transport — 0.3%
Swift Transportation Co., Inc.
Term Loan, 6.00%, Maturing December 21, 2016		31,843	$32,037,927

			$32,037,927

Telecommunications — 4.7%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		14,154	$14,210,491
Asurion Corp.
Term Loan, 5.50%, Maturing May 24, 2018		75,150	74,680,012
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		15,300	15,436,002
BCM Luxembourg, Ltd.
Term Loan, 3.32%, Maturing September 30, 2014	EUR	5,451	5,821,784
Term Loan, 3.57%, Maturing September 30, 2015	EUR	5,451	5,822,275
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		11,500	11,528,750
CommScope, Inc.
Term Loan, 5.00%, Maturing January 14, 2018		34,563	34,746,768
Intelsat Jackson Holdings SA
Term Loan, 5.25%, Maturing April 2, 2018		108,578	109,044,434
IPC Systems, Inc.
Term Loan, 2.50%, Maturing May 31, 2014		4,311	4,170,653
Term Loan, 3.08%, Maturing May 31, 2014	GBP	325	527,130
Macquarie UK Broadcast Ventures, Ltd.
Term Loan, 2.63%, Maturing January 10, 2014	GBP	6,000	8,839,215
Term Loan, 2.88%, Maturing December 1, 2014	GBP	14,352	21,261,556
MetroPCS Wireless
Term Loan, 3.94%, Maturing March 16, 2018		80,686	80,534,824
Mobilitie Investments II, LLC
Term Loan, 5.50%, Maturing June 15, 2017		7,500	7,509,375
NTelos, Inc.
Term Loan, 4.00%, Maturing August 7, 2015		7,627	7,627,464
SBA Communications Corp.
Term Loan, 3.75%, Maturing June 29, 2018		12,650	12,665,813
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017		30,198	30,311,493
Telesat Canada, Inc.
Term Loan, 3.19%, Maturing October 31, 2014		4,689	4,642,726
Term Loan, 3.19%, Maturing October 31, 2014		54,590	54,052,151
TowerCo Finance, LLC
Term Loan, 5.25%, Maturing February 2, 2017		9,077	9,111,290

21

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Windstream Corp.
Term Loan, 2.99%, Maturing December 17, 2015	4,214	$4,227,742

		$516,771,948

Utilities — 1.8%
AES Corp.
Term Loan, 4.25%, Maturing June 1, 2018	42,057	$42,162,268
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014	10,794	10,848,272
Calpine Corp.
Term Loan, 4.50%, Maturing April 2, 2018	12,800	12,705,600
Term Loan, 4.50%, Maturing April 2, 2018	32,643	32,400,420
Covanta Energy Corp.
Term Loan, 1.75%, Maturing February 10, 2014	887	879,381
Term Loan, 1.75%, Maturing February 10, 2014	762	756,039
EquiPower Resources Holdings, LLC
Term Loan, 5.75%, Maturing January 26, 2018	5,312	5,318,327
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	59,500	59,622,213
TXU Texas Competitive Electric Holdings Co., LLC
Term Loan, 4.73%, Maturing October 10, 2017	36,113	27,016,737

		$191,709,257

Total Senior Floating-Rate Interests (identified cost $10,248,050,859)		$10,254,667,985

Corporate Bonds & Notes — 2.6%

	Principal
	Amount*
Security	(000’s omitted)		Value
Aerospace and Defense — 0.1%
International Lease Finance Corp., Sr. Notes
6.50%, 9/1/14(9)		2,325	$2,476,125
6.75%, 9/1/16(9)		2,325	2,476,125
7.125%, 9/1/18(9)		2,325	2,487,750

			$7,440,000

Beverage and Tobacco — 0.1%
Refresco Group BV, Sr. Notes
7.375%, 5/15/18(10)	EUR	2,500	$3,682,054
Refresco Group BV, Sr. Notes, Variable Rate
5.42%, 5/15/18(10)	EUR	7,000	10,146,305

			$13,828,359

Broadcast Radio and Television — 0.0%(5)
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17		3,000	$3,150,000

			$3,150,000

Building and Development — 0.4%
AMO Escrow Corp., Sr. Notes
11.50%, 12/15/17(9)		14,931	$16,088,152
Calcipar SA, Sr. Notes
6.875%, 5/1/18(9)		4,000	4,050,000
Grohe Holding GmbH, Variable Rate
4.48%, 1/15/14(10)	EUR	12,597	17,964,866

			$38,103,018

22

	Principal
	Amount*
Security	(000’s omitted)		Value
Cable and Satellite Television — 0.2%
Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG, Sr. Notes
7.50%, 3/15/19(9)		1,000	$1,035,000
Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG, Sr. Notes, Variable Rate
5.721%, 3/15/18(9)	EUR	5,000	7,202,458
Virgin Media Finance PLC, Sr. Notes
6.50%, 1/15/18		14,000	15,470,000

			$23,707,458

Chemicals and Plastics — 0.2%
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19(9)		5,000	$5,206,250
Rhodia SA, Sr. Notes, Variable Rate
4.355%, 10/15/13(10)	EUR	856	1,230,093
Styrolution Group GmbH, Sr. Notes
7.625%, 5/15/16(9)	EUR	13,900	19,373,713
Wellman Holdings, Inc., Sr. Sub. Notes
5.00%, 1/29/19(4)(8)		1,131	627,746

			$26,437,802

Diversified Financial Services — 0.1%
Telenet Finance IV Luxembourg S.C.A., Sr. Notes, Variable Rate
5.346%, 6/15/21(9)	EUR	5,000	$7,157,555

			$7,157,555

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC, Sr. Notes
8.875%, 4/29/16(10)	GBP	6,500	$9,895,899
Odeon & UCI Finco PLC, Sr. Notes
9.00%, 8/1/18(9)	GBP	1,500	2,394,467
Odeon & UCI Finco PLC, Sr. Notes, Variable Rate
6.435%, 8/1/18(9)	EUR	2,000	2,830,692

			$15,121,058

Ecological Services and Equipment — 0.0%(5)
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(8)		149	$128,154

			$128,154

Electronics/Electrical — 0.2%
NXP BV/NXP Funding, LLC, Variable Rate
2.999%, 10/15/13		19,234	$19,294,106

			$19,294,106

Financial Intermediaries — 0.3%
First Data Corp., Sr. Notes
7.375%, 6/15/19(9)		5,000	$5,062,500
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(9)	EUR	11,500	15,636,158
UPCB Finance III, Ltd., Sr. Notes
6.625%, 7/1/20(9)		13,275	13,374,563

			$34,073,221

Health Care — 0.0%(5)
Accellent, Inc., Sr. Notes
8.375%, 2/1/17		3,000	$3,127,500

			$3,127,500

23

	Principal
	Amount*
Security	(000’s omitted)	Value
Leisure Goods/Activities/Movies — 0.2%
MU Finance PLC, Sr. Notes
8.375%, 2/1/17(9)	10,000	$10,650,000
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(9)	7,500	8,146,875

		$18,796,875

Telecommunications — 0.1%
EH Holding Corp., Sr. Notes
6.50%, 6/15/19(9)	8,500	$8,786,875

		$8,786,875

Utilities — 0.6%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(9)	33,200	$34,528,000
7.875%, 1/15/23(9)	31,100	32,693,875

		$67,221,875

Total Corporate Bonds & Notes (identified cost $271,706,431)		$286,373,856

Asset-Backed Securities — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Alzette European CLO SA, Series 2004-1A, Class E2, 6.747%, 12/15/20(11)	$697	$571,668
Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.399%, 6/15/29(9)(11)	1,069	1,074,909
Avalon Capital Ltd. 3, Series 1A, Class D, 2.208%, 2/24/19(9)(11)	884	680,434
Babson Ltd., Series 2005-1A, Class C1, 2.199%, 4/15/19(9)(11)	1,129	852,077
Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.299%, 1/15/19(9)(11)	1,500	1,032,797
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.716%, 8/11/16(9)(11)	1,500	1,256,308
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.752%, 3/8/17(11)	985	728,557
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.199%, 1/15/18(9)(11)	2,000	1,464,046

Total Asset-Backed Securities (identified cost $9,711,941)		$7,660,796

Common Stocks — 0.6%

Security	Shares	Value
Automotive — 0.2%
Dayco Products, LLC(8)(12)(13)	88,506	$4,956,336
Hayes Lemmerz International, Inc.(8)(12)(13)	207,032	12,421,920

		$17,378,256

Building and Development — 0.0%(5)
Contech Construction Holdings, Inc.(8)(12)(13)	233,658	$25,702
Lafarge Roofing(8)(12)(13)	24,547	0
Lafarge Roofing(8)(12)(13)	24,547	0
Lafarge Roofing(8)(12)(13)	24,547	0
United Subcontractors, Inc.(8)(12)(13)	3,646	279,879
WCI Communities, Inc.(8)(12)(13)	22,273	2,338,624

		$2,644,205

Chemicals and Plastics — 0.0%(5)
Vita Cayman II, Ltd.(8)(12)(13)	3,849	$1,216,738
Wellman Holdings, Inc.(8)(12)(13)	1,022	0

		$1,216,738

24

Security	Shares	Value
Diversified Manufacturing — 0.0%(5)
MEGA Brands, Inc.(13)	19,082	$180,432

		$180,432

Ecological Services and Equipment — 0.0%(5)
Environmental Systems Products Holdings, Inc.(8)(13)(14)	2,484	$56,113

		$56,113

Financial Intermediaries — 0.0%(5)
RTS Investor Corp.(8)(12)(13)	692	$152,807

		$152,807

Food Service — 0.0%(5)
Buffets, Inc.(8)(13)	193,076	$796,438

		$796,438

Home Furnishings — 0.0%(5)
Oreck Corp.(8)(12)(13)	14,217	$974,860
Sanitec Europe Oy B Units(12)(13)	235,094	1,351,225
Sanitec Europe Oy E Units(8)(12)(13)	230,960	0

		$2,326,085

Leisure Goods/Activities/Movies — 0.1%
Metro-Goldwyn-Mayer Holdings, Inc.(12)(13)	414,634	$9,217,853

		$9,217,853

Lodging and Casinos — 0.0%(5)
Herbst Gaming, Inc.(8)(12)(13)	206,125	$1,049,177

		$1,049,177

Publishing — 0.2%
Ion Media Networks, Inc.(8)(12)(13)	28,605	$20,023,500
MediaNews Group, Inc.(8)(12)(13)	162,730	3,083,733
Source Interlink Companies, Inc.(8)(12)(13)	5,725	201,177
Star Tribune Media Holdings Co.(13)	30,631	995,507
SuperMedia, Inc.(13)	53,719	196,074

		$24,499,991

Radio and Television — 0.1%
Cumulus Media, Inc., Class A(13)	8,187	$28,900
New Young Broadcasting Holding Co., Inc.(12)(13)	3,264	8,935,200

		$8,964,100

Total Common Stocks (identified cost $36,356,895)		$68,482,195

Preferred Stocks — 0.0%(5)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(5)
Environmental Systems Products Holdings, Inc., Series A(8)(13)(14)	569	$35,654

Total Preferred Stocks (identified cost $9,958)		$35,654

Warrants — 0.0%(5)

Security	Shares	Value
Radio and Television — 0.0%(5)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(12)(13)	158	$432,525

		$432,525

25

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
Oriental Trading Co., Inc., Expires 2/11/16(8)(12)(13)	10,906	$0
Oriental Trading Co., Inc., Expires 2/11/16(8)(12)(13)	11,964	0

		$0

Total Warrants (identified cost $271,529)		$432,525

Short-Term Investments — 5.2%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(15)	$513,713	$513,712,609
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/11	54,675	54,675,029

Total Short-Term Investments (identified cost $568,387,638)		$568,387,638

Total Investments — 102.2% (identified cost $11,134,495,251)		$11,186,040,649

Less Unfunded Loan Commitments — (0.5)%		$(57,295,708)

Net Investments — 101.7% (identified cost $11,077,199,543)		$11,128,744,941

Other Assets, Less Liabilities — (1.7)%		$(181,995,217)

Net Assets — 100.0%		$10,946,749,724

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)		This Senior Loan will settle after July 31, 2011, at which time the interest rate will be determined.

(4)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)		Amount is less than 0.05%.

(6)		Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)		Defaulted matured security.

(8)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(9)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $208,017,704 or 1.9% of the Portfolio’s net assets.

(10)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2011.

(12)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)		Non-income producing security.

(14)		Restricted security.

(15)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $910,114.

26

A summary of open financial instruments at July 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
8/31/11	British Pound Sterling 73,946,384	United States Dollar 120,935,244	JPMorgan Chase Bank	$(408,167)
8/31/11	Euro 199,986,437	United States Dollar 281,568,903	Citibank Global Markets	(5,611,856)
9/30/11	Australian Dollar 19,441,660	United States Dollar 20,219,326	Deutsche Bank	(983,419)
9/30/11	British Pound Sterling 2,640,000	United States Dollar 4,305,402	Bank of America	(25,321)
9/30/11	British Pound Sterling 50,633,088	United States Dollar 81,025,092	Goldman Sachs, Inc.	(2,034,712)
9/30/11	Euro 168,156,589	United States Dollar 240,856,567	HSBC Bank USA	(431,405)
9/30/11	Euro 13,845,000	United States Dollar 19,855,115	State Street Bank and Trust	(11,083)
9/30/11	Swiss Franc 16,564,365	United States Dollar 19,970,300	Deutsche Bank	(1,094,219)
9/30/11	Swiss Franc 426,059	United States Dollar 509,129	State Street Bank and Trust	(32,681)
10/31/11	British Pound Sterling 52,084,410	United States Dollar 85,054,623	JPMorgan Chase Bank	(358,353)
10/31/11	Euro 159,411,735	United States Dollar 228,337,384	Deutsche Bank	(216,731)

				$(11,207,947)

Purchases

Settlement				Net Unrealized
Date	In Exchange For	Deliver	Counterparty	Appreciation
9/30/11	Swiss Franc 242,011	United States Dollar 289,196	State Street Bank and Trust	$18,563

				$18,563

Interest Rate Swaps

	Notional	Portfolio		Annual
	Amount	Pays/Receives	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Rate	Date	Depreciation
Citibank NA	$60,000	Receive	3-Month USD-LIBOR-BBA	0.981%	6/24/14	$(329,905)
Citibank NA	60,000	Receive	3-Month USD-LIBOR-BBA	1.808	6/24/16	(761,663)

						$(1,091,568)

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

27

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$18,563	$(11,207,947)

		$18,563	$(11,207,947)

Interest Rate	Interest Rate Swaps	$—	$(1,091,568)

		$—	$(1,091,568)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,080,405,973

Gross unrealized appreciation	$146,216,900
Gross unrealized depreciation	(97,877,932)

Net unrealized appreciation	$48,338,968

Restricted Securities

At July 31, 2011, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$56,113

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958		$35,654

Total Restricted Securities			$9,958		$91,767

(1) Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$10,191,733,802	$5,638,475	$10,197,372,277
Corporate Bonds & Notes	—	285,617,956	755,900	286,373,856
Asset-Backed Securities	—	7,660,796	—	7,660,796
Common Stocks	405,406	20,499,785	47,577,004	68,482,195
Preferred Stocks	—	—	35,654	35,654
Warrants	—	432,525	0	432,525
Short-Term Investments	—	568,387,638	—	568,387,638

Total Investments	$405,406	$11,074,332,502	$54,007,033	$11,128,744,941

Forward Foreign Currency Exchange Contracts	$—	$18,563	$—	$18,563

Total	$405,406	$11,074,351,065	$54,007,033	$11,128,763,504

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(11,207,947)	$—	$(11,207,947)
Interest Rate Swaps	—	(1,091,568)	—	(1,091,568)

Total	$—	$(12,299,515)	$—	$(12,299,515)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in	Investments	Investments
	Floating-Rate	Corporate	in Common	in Preferred	Investments
	Interests	Bonds & Notes	Stocks	Stocks	in Warrants	Total
Balance as of October 31, 2010	$637,976	$148,541	$4,483,200	$131,518	$—	$5,401,235
Realized gains (losses)	803	—	596,739	46,943	—	644,485
Change in net unrealized appreciation (depreciation)	(55,560)	575,825	20,047,808	(85,907)	—	20,482,166
Cost of purchases	5,007,355	27,420	1,306,274	—	0	6,341,049
Proceeds from sales	(17,836)	(25,531)	(1,550,819)	(56,900)	—	(1,651,086)
Accrued discount (premium)	65,737	29,645	—	—	—	95,382
Transfers to Level 3*	—	—	22,693,802	—	—	22,693,802
Transfers from Level 3*	—	—	—	—	—	—

Balance as of July 31, 2011	$5,638,475	$755,900	$47,577,004	$35,654	$0	$54,007,033

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2011	$(55,560)	$575,538	20,047,808	$(30,106)	$—	$20,537,680

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

29

Eaton Vance
Government Obligations Fund
July 31, 2011 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2011, the value of the Fund’s investment in the Portfolio was $978,760,457 and the Fund owned 96.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 73.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.931%, with maturity at 2035(1)	$11,524	$12,055,277
3.098%, with maturity at 2034(1)	2,508	2,647,978
5.00%, with various maturities to 2018	6,406	6,896,665
5.50%, with various maturities to 2032	11,883	12,852,714
6.00%, with various maturities to 2035	28,932	32,440,923
6.50%, with various maturities to 2033	41,697	47,376,871
6.87%, with maturity at 2024	234	270,699
7.00%, with various maturities to 2035	26,171	29,867,343
7.09%, with maturity at 2023	839	977,898
7.25%, with maturity at 2022	1,243	1,440,602
7.31%, with maturity at 2027	324	386,130
7.50%, with various maturities to 2035	20,642	24,391,134
7.63%, with maturity at 2019	455	519,377
7.75%, with maturity at 2018	23	25,470
7.78%, with maturity at 2022	160	189,392
7.85%, with maturity at 2020	302	350,935
8.00%, with various maturities to 2028	10,715	12,334,935
8.13%, with maturity at 2019	666	739,816
8.15%, with various maturities to 2021	271	319,392
8.25%, with maturity at 2017	48	52,743
8.50%, with various maturities to 2031	6,739	8,037,529
8.75%, with maturity at 2016	10	11,265
9.00%, with various maturities to 2027	7,208	8,269,280
9.25%, with maturity at 2017	52	57,422
9.50%, with various maturities to 2026	2,181	2,592,151
9.75%, with maturity at 2018	2	2,189
10.50%, with maturity at 2020	689	823,781
11.00%, with maturity at 2015	22	25,107

		$205,955,018

Federal National Mortgage Association:
2.609%, with various maturities to 2035(1)	$31,436	$32,734,522
2.61%, with various maturities to 2026(1)	3,097	3,193,993
2.655%, with maturity at 2022(1)	2,122	2,175,861
2.681%, with maturity at 2035(1)	1,894	1,963,574
2.689%, with maturity at 2031(1)	3,430	3,522,573
2.702%, with various maturities to 2033(1)	4,141	4,297,591
2.897%, with maturity at 2037(1)	6,216	6,517,613
3.021%, with maturity at 2040(1)	1,963	2,058,176
3.079%, with maturity at 2036(1)	1,999	2,063,218
3.503%, with maturity at 2036(1)	2,401	2,468,696
3.67%, with maturity at 2034(1)	7,812	8,429,301
3.834%, with maturity at 2035(1)	9,571	10,353,858
3.908%, with maturity at 2034(1)	7,521	8,139,964
3.935%, with maturity at 2036(1)	691	720,960
3.969%, with maturity at 2021(1)	1,868	1,939,722
4.00%, with maturity at 2014	275	281,743
4.336%, with maturity at 2036(1)	29,712	32,210,037
4.488%, with maturity at 2035(1)	9,563	10,367,064
4.50%, with various maturities to 2018	26,534	28,332,430
4.842%, with maturity at 2034(1)	26,652	28,892,135
5.00%, with various maturities to 2027	13,850	14,860,167
5.50%, with various maturities to 2030	32,571	35,294,377

1

	Principal
	Amount
Security	(000’s omitted)	Value
6.00%, with various maturities to 2033	$15,560	$17,342,048
6.50%, with various maturities to 2033	55,807	63,297,782
6.52%, with maturity at 2025(2)	317	363,301
7.00%, with various maturities to 2036	77,190	89,479,289
7.25%, with maturity at 2023	29	30,916
7.50%, with various maturities to 2032	11,121	13,065,523
7.874%, with maturity at 2030(2)	30	34,936
7.875%, with maturity at 2021	829	972,691
8.00%, with various maturities to 2032	15,088	17,663,155
8.25%, with maturity at 2025	321	380,307
8.33%, with maturity at 2020	795	930,539
8.50%, with various maturities to 2032	8,416	10,169,384
8.511%, with maturity at 2021(2)	111	133,403
9.00%, with various maturities to 2030	1,024	1,206,552
9.50%, with various maturities to 2030	2,324	2,779,790
9.624%, with maturity at 2025(2)	32	36,630
9.75%, with maturity at 2019	17	18,799
9.822%, with maturity at 2020(2)	57	65,092
9.855%, with maturity at 2021(2)	99	115,594
9.927%, with maturity at 2021(2)	71	86,253
9.985%, with maturity at 2023(2)	70	83,101
10.102%, with maturity at 2021(2)	52	61,703
10.361%, with maturity at 2025(2)	39	44,979
10.931%, with maturity at 2025(2)	19	21,331
11.00%, with maturity at 2020	609	697,405
11.38%, with maturity at 2019(2)	77	85,311
11.879%, with maturity at 2018(2)	63	69,672
12.164%, with maturity at 2021(2)	22	24,352
12.706%, with maturity at 2015(2)	75	84,931

		$460,162,344

Government National Mortgage Association:
2.125%, with various maturities to 2027(1)	$705	$730,822
6.50%, with various maturities to 2032	4,385	5,057,776
7.00%, with various maturities to 2034	36,812	42,947,351
7.25%, with maturity at 2022	30	34,595
7.50%, with various maturities to 2025	5,650	6,537,102
8.00%, with various maturities to 2027	10,560	12,354,141
8.25%, with maturity at 2019	148	169,627
8.30%, with maturity at 2020	42	49,288
8.50%, with various maturities to 2018	1,673	1,891,641
9.00%, with various maturities to 2027	6,811	8,562,308
9.50%, with various maturities to 2026	4,405	5,488,193

		$83,822,844

Total Mortgage Pass-Throughs (identified cost $705,096,131)		$749,940,206

Collateralized Mortgage Obligations — 5.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$257	$273,743
Series 1822, Class Z, 6.90%, 3/15/26	1,401	1,405,980
Series 1829, Class ZB, 6.50%, 3/15/26	659	718,922
Series 1896, Class Z, 6.00%, 9/15/26	781	782,930
Series 2075, Class PH, 6.50%, 8/15/28	368	417,488
Series 2091, Class ZC, 6.00%, 11/15/28	1,523	1,669,215

2

	Principal
	Amount
Security	(000’s omitted)	Value
Series 2102, Class Z, 6.00%, 12/15/28	$387	$415,178
Series 2115, Class K, 6.00%, 1/15/29	2,383	2,468,740
Series 2142, Class Z, 6.50%, 4/15/29	826	901,581
Series 2245, Class A, 8.00%, 8/15/27	9,489	10,869,546

		$19,923,323

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$343	$403,467
Series G92-44, Class ZQ, 8.00%, 7/25/22	350	391,281
Series G93-36, Class ZQ, 6.50%, 12/25/23	12,806	14,523,190
Series 1993-16, Class Z, 7.50%, 2/25/23	465	541,711
Series 1993-39, Class Z, 7.50%, 4/25/23	1,179	1,375,697
Series 1993-45, Class Z, 7.00%, 4/25/23	1,464	1,670,771
Series 1993-149, Class M, 7.00%, 8/25/23	553	630,014
Series 1993-178, Class PK, 6.50%, 9/25/23	1,110	1,252,348
Series 1993-250, Class Z, 7.00%, 12/25/23	270	290,546
Series 1994-40, Class Z, 6.50%, 3/25/24	1,138	1,280,464
Series 1994-42, Class K, 6.50%, 4/25/24	5,043	5,724,981
Series 1994-82, Class Z, 8.00%, 5/25/24	1,830	2,141,963
Series 1997-81, Class PD, 6.35%, 12/18/27	706	801,366
Series 2000-49, Class A, 8.00%, 3/18/27	995	1,192,301
Series 2001-81, Class HE, 6.50%, 1/25/32	2,887	3,281,914
Series 2002-1, Class G, 7.00%, 7/25/23	746	850,322

		$36,352,336

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50% , 7/20/28	$625	$713,297

Total Collateralized Mortgage Obligations (identified cost $52,927,041)		$56,988,956

U.S. Government Agency Obligations — 15.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,052,910
5.77%, 1/5/27	5,000	6,090,695

		$12,143,605

Federal Home Loan Bank:
4.125%, 12/13/19	$5,000	$5,478,735
4.125%, 3/13/20	26,460	28,729,263
4.75%, 3/10/23	4,500	5,057,185
5.365%, 9/9/24	6,445	7,588,665
5.375%, 8/15/24	14,700	17,144,140
5.625%, 6/11/21	17,000	20,361,954
5.75%, 6/12/26	2,720	3,251,540

		$87,611,482

United States Agency for International Development - Israel:
0.00%, 5/1/20	$2,200	$1,651,903
5.50%, 9/18/23	26,850	32,050,254
5.50%, 4/26/24	16,015	19,221,411

		$52,923,568

Total U.S. Government Agency Obligations (identified cost $141,574,351)		$152,678,655

3

U.S. Treasury Obligations — 4.3%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 1.00%, 7/15/13	$35,000	$35,435,995
U.S. Treasury Bond, 7.125%, 2/15/23(3)	6,000	8,370,936

Total U.S. Treasury Obligations (identified cost $41,262,454)		$43,806,931

Short-Term Investments — 1.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	$15,196	$15,195,509

Total Short-Term Investments (identified cost $15,195,509)		$15,195,509

Total Investments — 100.1% (identified cost $956,055,486)		$1,018,610,257

Other Assets, Less Liabilities — (0.1)%		$(1,499,791)

Net Assets — 100.0%		$1,017,110,466

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2011.

(2)	Weighted average fixed-rate coupon that changes/updates monthly.

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $18,748.

A summary of open financial instruments at July 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	600 U.S. 5-Year Treasury Note	Short	$(71,045,168)	$(72,867,188)	$(1,822,020)
9/11	450 U.S. 10-Year Treasury Note	Short	(54,773,438)	(56,559,375)	(1,785,937)
9/11	200 U.S. 30-Year Treasury Bond	Short	(24,790,234)	(25,625,000)	(834,766)
9/11	50 U.S. Ultra Long Treasury Bond	Short	(6,404,596)	(6,596,875)	(192,279)

					$(4,635,002)

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At July 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $4,635,002.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$966,934,904

Gross unrealized appreciation	$51,899,852
Gross unrealized depreciation	(224,499)

Net unrealized appreciation	$51,675,353

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$749,940,206	$—	$749,940,206
Collateralized Mortgage Obligations	—	56,988,956	—	56,988,956
U.S. Government Agency Obligations	—	152,678,655	—	152,678,655
U.S. Treasury Obligations	—	43,806,931	—	43,806,931
Short-Term Investments	—	15,195,509	—	15,195,509

Total Investments	$—	$1,018,610,257	$—	$1,018,610,257

Liability Description

Futures Contracts	$(4,635,002)	$—	$—	$(4,635,002)

Total	$(4,635,002)	$—	$—	$(4,635,002)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
High Income Opportunities Fund
July 31, 2011 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2011, the value of the Fund’s investment in the Portfolio was $500,488,212 and the Fund owned 54.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio

July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 83.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.3%
Alliant Techsystems, Inc., 6.875%, 9/15/20	$690	$721,050
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18(1)	140	144,900
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21(1)	1,915	1,986,813

		$2,852,763

Aerospace and Defense — 0.8%
BE Aerospace, Inc., 6.875%, 10/1/20	$1,335	$1,441,800
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18(1)	4,365	4,670,550
WP Rocket Merger Sub, Inc., Sr. Notes, 10.125%, 7/15/19(1)	1,140	1,182,750

		$7,295,100

Air Transportation — 0.4%
American Airlines, Inc., Sr. Notes, 7.50%, 3/15/16(1)	$3,080	$3,041,500
United Air Lines, Inc., Sr. Notes, 9.875%, 8/1/13(1)	252	267,120

		$3,308,620

Automotive — 0.9%
Chrysler Group, LLC, Sr. Notes, 8.25%, 6/15/21(1)	$2,035	$2,004,475
Pinafore, LLC/Pinafore, Inc., Sr. Notes, 9.00%, 10/1/18(1)	5,625	6,173,438

		$8,177,913

Automotive & Auto Parts — 3.3%
Accuride Corp., Sr. Notes, 9.50%, 8/1/18	$1,340	$1,437,150
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(1)	1,274	1,433,250
Allison Transmission, Inc., 7.125%, 5/15/19(1)	1,065	1,049,025
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(1)	3,456	3,831,840
Commercial Vehicle Group, Inc., Sr. Notes, 7.875%, 4/15/19(1)	1,095	1,097,737
Ford Motor Credit Co., LLC, Sr. Notes, 5.75%, 2/1/21	2,390	2,448,075
Ford Motor Credit Co., LLC, Sr. Notes, 8.00%, 12/15/16	4,120	4,732,825
Ford Motor Credit Co., LLC, Sr. Notes, 8.125%, 1/15/20	1,380	1,642,969
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	1,305	1,640,724
General Motors Financial Co., Inc., 6.75%, 6/1/18(1)	1,375	1,409,375
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	884	1,000,025
Lear Corp., 7.875%, 3/15/18	545	590,644
Meritor, Inc., 8.125%, 9/15/15	30	31,275
Meritor, Inc., 10.625%, 3/15/18	1,235	1,383,200
Navistar International Corp., 8.25%, 11/1/21	3,080	3,364,900
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(1)	2,706	2,922,480
Visteon Corp., Sr. Notes, 6.75%, 4/15/19(1)	685	674,725

		$30,690,219

Banks and Thrifts — 1.4%
Ally Financial, Inc., 8.00%, 11/1/31	$3,955	$4,256,569
Ally Financial, Inc., 8.30%, 2/12/15	5,560	6,102,100
General Motors Acceptance Corp., 8.00%, 12/31/18	2,280	2,433,900

		$12,792,569

Broadcasting — 0.9%
Citadel Broadcasting Corp., 7.75%, 12/15/18(1)	$1,550	$1,675,938
Crown Media Holdings, Inc., 10.50%, 7/15/19(1)	945	973,350
Cumulus Media, Inc., Sr. Notes, 7.75%, 5/1/19(1)	1,370	1,322,050
XM Satellite Radio Holdings, Inc., 13.00%, 8/1/14(1)	3,575	4,209,562

		$8,180,900

1

	Principal
	Amount
Security	(000’s omitted)	Value
Building Materials — 0.4%
Building Materials Corp. of America, Sr. Notes, 6.75%, 5/1/21(1)	$2,745	$2,789,606
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	1,265	1,353,550

		$4,143,156

Cable/Satellite TV — 1.1%
AMC Networks, Inc., 7.75%, 7/15/21(1)	$1,100	$1,160,500
Bresnan Broadband Holdings, LLC, 8.00%, 12/15/18(1)	415	432,637
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	790	847,275
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17	2,020	2,242,200
CCO Holdings, LLC/CCO Capital Corp., 7.00%, 1/15/19	420	438,900
CCO Holdings, LLC/CCO Capital Corp., 7.875%, 4/30/18	685	739,800
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20	125	137,813
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	3,015	3,131,831
Mediacom, LLC/Mediacom Capital Corp., Sr. Notes, 9.125%, 8/15/19	785	839,950

		$9,970,906

Capital Goods — 1.7%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,652,400
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(1)	2,890	3,056,175
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,491,462
Griffon Corp., 7.125%, 4/1/18(1)	2,055	2,060,137
Manitowoc Co., Inc. (The), 8.50%, 11/1/20	985	1,076,113
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	740	817,700
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,984,538
Terex Corp., Sr. Notes, 10.875%, 6/1/16	2,555	2,944,637

		$16,083,162

Chemicals — 3.1%
Celanese US Holdings, LLC, 5.875%, 6/15/21	$960	$1,018,800
Celanese US Holdings, LLC, 6.625%, 10/15/18	805	873,425
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	2,740	3,133,875
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	2,040	2,397,000
Chemtura Corp., 7.875%, 9/1/18	1,855	1,991,806
Hexion US Finance Corp./Hexion Nova Scotia Finance, ULC, 9.00%, 11/15/20	935	972,400
INEOS Finance PLC, Sr. Notes, 9.00%, 5/15/15(1)	2,475	2,629,688
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(1)	4,115	4,145,862
Koppers, Inc., 7.875%, 12/1/19	315	338,625
Kraton Polymers LLC, Sr. Notes, 6.75%, 3/1/19	675	687,656
Lyondell Chemical Co., Sr. Notes, 11.00%, 5/1/18	2,655	3,020,062
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	1,610	1,795,150
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19(1)	1,870	1,947,138
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	535	571,113
Polypore International, Inc., 7.50%, 11/15/17	660	704,550
Solutia, Inc., 8.75%, 11/1/17	1,420	1,583,300
Vertellus Specialties, Inc., Sr. Notes, 9.375%, 10/1/15(1)	1,085	1,124,331

		$28,934,781

Consumer Products — 2.2%
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15	$1,920	$2,152,800
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	7,760	7,915,200
Revlon Consumer Products Corp., 9.75%, 11/15/15	3,560	3,889,300
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	550	589,187
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(1)	2,220	2,491,950
Spectrum Brands Holdings, Inc., (PIK), 12.00%, 8/28/19	3,060	3,411,900

		$20,450,337

Containers — 1.8%
BWAY Holding Co., 10.00%, 6/15/18	$550	$605,000
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21(1)	3,905	3,768,325
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19(1)	1,350	1,319,625
Reynolds Group Holdings, Inc., Sr. Notes, 7.875%, 8/15/19(1)	4,615	4,689,994

2

	Principal
	Amount
Security	(000’s omitted)	Value
Reynolds Group Holdings, Inc., Sr. Notes, 8.75%, 5/15/18(1)	$2,705	$2,610,325
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19(1)	2,375	2,375,000
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19(1)	1,685	1,703,956

		$17,072,225

Diversified Financial Services — 2.9%
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/15/16(1)	$2,213	$2,268,735
CIT Group, Inc., 7.00%, 5/1/15	2,060	2,070,300
CIT Group, Inc., Sr. Notes, 5.25%, 4/1/14(1)	2,605	2,624,538
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/14	809	815,700
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/17	3,470	3,483,012
E*Trade Financial Corp., Sr. Notes, (PIK), 12.50%, 11/30/17	3,740	4,488,000
International Lease Finance Corp., Sr. Notes, 6.25%, 5/15/19	2,085	2,084,429
International Lease Finance Corp., Sr. Notes, 8.25%, 12/15/20	1,365	1,521,975
International Lease Finance Corp., Sr. Notes, 8.75%, 3/15/17	640	716,800
International Lease Finance Corp., Sr. Notes, MTN, 5.65%, 6/1/14	2,140	2,182,800
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	3,775	4,331,812

		$26,588,101

Diversified Media — 4.2%
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(1)	$14,135	$15,018,437
Catalina Marketing Corp., 11.625%, 10/1/17(1)	3,090	3,368,100
Checkout Holding Corp., Sr. Notes, 0.00%, 11/15/15(1)	3,720	2,380,800
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	1,515	1,662,713
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	1,080	1,042,200
LBI Media, Inc., Sr. Notes, 9.25%, 4/15/19(1)	1,860	1,853,025
MDC Partners, Inc., 11.00%, 11/1/16	3,635	4,030,306
Nielsen Finance, LLC, 11.50%, 5/1/16	1,216	1,419,680
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	143	166,953
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16(1)	600	639,750
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	2,990	3,188,087
WMG Acquisition Corp., Sr. Notes, 11.50%, 10/1/18(1)	3,710	3,737,825

		$38,507,876

Energy — 8.5%
Anadarko Petroleum Corp., Sr. Notes, 6.375%, 9/15/17	$3,315	$3,916,553
Antero Resources Finance Corp., Sr. Notes, 7.25%, 8/1/19(1)	1,055	1,073,463
ATP Oil & Gas Corp., Sr. Notes, 11.875%, 5/1/15	5,865	6,011,625
Basic Energy Services, Inc., 7.75%, 2/15/19(1)	680	698,700
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	1,905	2,185,987
Bill Barrett Corp., 9.875%, 7/15/16	385	436,975
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(1)	825	851,813
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	4,275	4,574,250
CHC Helicopter SA, Sr. Notes, 9.25%, 10/15/20(1)	3,450	3,105,000
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(1)	2,286	2,497,455
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,401,975
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	1,585	1,711,800
Continental Resources, Inc., 7.125%, 4/1/21	670	720,250
Continental Resources, Inc., 7.375%, 10/1/20	280	303,100
Denbury Resources, Inc., 8.25%, 2/15/20	1,639	1,819,290
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,423,625
EXCO Resources, Inc., 7.50%, 9/15/18	375	374,063
Frac Tech Services, LLC/Frac Tech Finance, Inc., 7.125%, 11/15/18(1)	4,000	4,180,000
Frontier Oil Corp., 6.875%, 11/15/18	530	568,425
GMX Resources, Inc., 11.375%, 2/15/19(1)	1,170	1,120,275
Harvest Operations Corp., 6.875%, 10/1/17(1)	800	838,000
Holly Corp., 9.875%, 6/15/17	1,710	1,928,025
OGX Petroleo E Gas Participacoes SA, 8.50%, 6/1/18(1)	4,255	4,506,045
Oil States International, Inc., 6.50%, 6/1/19(1)	2,065	2,111,462
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,758,400
Petroplus Finance, Ltd., 6.75%, 5/1/14(1)	200	195,500

3

	Principal
	Amount
Security	(000’s omitted)	Value
Petroplus Finance, Ltd., 7.00%, 5/1/17(1)	$1,480	$1,383,800
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(1)	2,535	2,566,687
Precision Drilling Corp., 6.625%, 11/15/20	1,000	1,037,500
Precision Drilling Corp., Sr. Notes, 6.50%, 12/15/21(1)	2,210	2,259,725
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	2,720	3,155,200
Range Resources Corp., 6.75%, 8/1/20	1,580	1,734,050
Rosetta Resources, Inc., 9.50%, 4/15/18	1,015	1,139,337
SESI, LLC, 6.375%, 5/1/19(1)	3,445	3,479,450
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	700	713,125
SM Energy Co., Sr. Notes, 6.625%, 2/15/19(1)	670	693,450
Unit Corp., 6.625%, 5/15/21	410	416,150
Venoco, Inc., 11.50%, 10/1/17	540	600,750
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19	3,745	3,894,800
W&T Offshore, Inc., Sr. Notes, 8.50%, 6/15/19(1)	2,735	2,847,819

		$78,233,899

Entertainment/Film — 0.7%
Cinemark USA, Inc., Sr. Sub. Notes, 7.375%, 6/15/21(1)	$695	$698,475
Live Nation Entertainment, Inc., Sr. Notes, 8.125%, 5/15/18(1)	590	603,275
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(1)	825	896,156
Regal Entertainment Group, 9.125%, 8/15/18	2,735	2,899,100
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	1,610	1,762,950

		$6,859,956

Environmental — 0.2%
Casella Waste Systems, Inc., 7.75%, 2/15/19(1)	$405	$402,975
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14	650	724,750
Clean Harbors, Inc., Sr. Notes, 7.625%, 8/15/16(1)	1,025	1,094,188

		$2,221,913

Food/Beverage/Tobacco — 1.5%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(1)	$1,866	$1,929,313
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(1)	3,140	3,312,700
Blue Merger Sub, Inc., 7.625%, 2/15/19(1)	4,695	4,853,456
Michael Foods, Inc., Sr. Notes, 9.75%, 7/15/18(1)	2,695	2,924,075
Pinnacle Foods Finance, LLC, 10.625%, 4/1/17	425	459,000

		$13,478,544

Gaming — 6.1%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(2)	$5,755	$2,251,644
CCM Merger, Inc., 8.00%, 8/1/13(1)	890	890,000
Harrah’s Operating Co., Inc., 5.375%, 12/15/13	1,095	1,042,988
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	7,630	6,132,612
Harrah’s Operating Co., Inc., 10.00%, 12/15/15	1,680	1,705,200
Harrah’s Operating Co., Inc., Sr. Notes, 10.00%, 12/15/18	670	603,000
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	3,760	4,159,500
Harrah’s Operating Co., Inc., Sr. Notes, 12.75%, 4/15/18	5,140	5,165,700
Inn of the Mountain Gods Resort & Casino, Sr. Notes, (PIK), 1.25%, 11/30/20(1)	2,287	1,439,823
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(1)	993	988,035
Mandalay Resort Group, 7.625%, 7/15/13	855	860,344
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	2,100	2,388,750
MGM Resorts International, 6.75%, 4/1/13	2,985	3,029,775
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20	680	759,900
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	1,305	1,497,487
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	1,350	1,562,625
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,930	1,992,400
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	1,883,700
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	2,765	2,239,650
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(1)	1,620	1,652,400
Peninsula Gaming, LLC, 8.375%, 8/15/15	390	414,375
Peninsula Gaming, LLC, 8.375%, 8/15/15(1)	805	855,313

4

	Principal
	Amount
Security	(000’s omitted)	Value
Peninsula Gaming, LLC, 10.75%, 8/15/17	$1,935	$2,123,662
Peninsula Gaming, LLC, 10.75%, 8/15/17(1)	945	1,037,138
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 8.625%, 4/15/16(1)	745	778,525
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(1)	3,605	3,735,681
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(1)(3)	4,083	2,625,942
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	2,680	2,974,800

		$56,790,969

Health Care — 6.3%
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$2,840	$2,960,700
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	1,375	1,412,813
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	550	572,000
AMGH Merger Sub, Inc., 9.25%, 11/1/18(1)	1,530	1,644,750
Biomet, Inc., (PIK), 10.375%, 10/15/17	1,435	1,571,325
Biomet, Inc., 11.625%, 10/15/17	8,115	8,977,219
CDRT Merger Sub, Inc., 8.125%, 6/1/19(1)	3,640	3,649,100
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(1)	5,685	5,883,975
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	3,785	4,073,606
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19(1)	1,305	1,373,513
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(1)	1,200	1,257,000
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22(1)	555	585,525
HCA, Inc., 7.50%, 2/15/22	3,295	3,352,662
HCA, Inc., Sr. Notes, 6.50%, 2/15/20	4,595	4,675,412
HCA, Inc., Sr. Notes, 9.875%, 2/15/17	1,427	1,608,943
inVentiv Health, Inc., Sr. Notes, 10.00%, 8/15/18(1)	935	916,300
Multiplan, Inc., 9.875%, 9/1/18(1)	2,800	3,017,000
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(1)	1,080	1,089,396
Res-Care, Inc., Sr. Notes, 10.75%, 1/15/19	2,375	2,535,312
Rotech Healthcare, Inc., 10.50%, 3/15/18	1,915	1,891,062
Stewart Enterprises, Inc., 6.50%, 4/15/19	545	553,175
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,436,850
Teleflex, Inc., 6.875%, 6/1/19	545	564,075
Warner Chilcott Co., LLC, 7.75%, 9/15/18(1)	2,205	2,238,075

		$57,839,788

Homebuilders/Real Estate — 1.2%
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	$2,625	$2,703,750
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	5,470	6,358,875
Tutor Perini Corp., 7.625%, 11/1/18	1,880	1,818,900

		$10,881,525

Insurance — 0.4%
Alliant Holdings I, Inc., 11.00%, 5/1/15(1)	$2,225	$2,358,500
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(1)	670	681,725
USI Holdings Corp., Sr. Notes, Variable Rate, 4.136%, 11/15/14(1)	785	724,163

		$3,764,388

Leisure — 1.0%
NCL Corp, Ltd., Sr. Notes, 11.75%, 11/15/16	$2,615	$3,033,400
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	110	118,938
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,750	1,879,062
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	579,138
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,449,850
Royal Caribbean Cruises, Sr. Notes, 11.875%, 7/15/15	575	713,115
Seven Seas Cruises, S. DE R.L., LLC, 9.125%, 5/15/19(1)	960	1,005,600
Vail Resorts, Inc., Sr. Sub. Notes, 6.50%, 5/1/19(1)	700	720,125

		$9,499,228

Metals/Mining — 4.3%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	$2,730	$2,828,962
Alpha Natural Resources, Inc., 6.25%, 6/1/21	2,060	2,142,400

5

	Principal
	Amount
Security	(000’s omitted)	Value
Arch Coal, Inc., 7.00%, 6/15/19(1)	$2,720	$2,862,800
Arch Coal, Inc., 7.25%, 10/1/20	925	972,406
Arch Coal, Inc., 7.25%, 6/15/21(1)	2,720	2,869,600
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16	765	852,975
CII Carbon, LLC, 11.125%, 11/15/15(1)	1,755	1,829,588
CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(1)	2,435	2,544,575
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19	1,555	1,689,119
Consol Energy, Inc., 8.00%, 4/1/17	1,630	1,805,225
Consol Energy, Inc., 8.25%, 4/1/20	1,365	1,525,388
FMG Resources PTY, Ltd., Sr. Notes, 7.00%, 11/1/15(1)	6,650	6,924,312
Novelis, Inc., 8.375%, 12/15/17	2,645	2,892,969
Novelis, Inc., 8.75%, 12/15/20	2,645	2,955,787
Quadra FNX Mining, Ltd., Sr. Notes, 7.75%, 6/15/19(1)	3,720	3,850,200
SunCoke Energy, Inc., 7.625%, 8/1/19(1)	1,315	1,354,450

		$39,900,756

Paper — 2.2%
Boise Paper Holdings, LLC, 8.00%, 4/1/20	$545	$576,337
Boise Paper Holdings, LLC, 9.00%, 11/1/17	2,200	2,414,500
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,300	2,978,500
Longview Fibre Paper & Packaging, Inc., Sr. Notes, 8.00%, 6/1/16(1)	1,375	1,416,250
NewPage Corp., Sr. Notes, 11.375%, 12/31/14	2,825	2,556,625
Sappi Papier Holdings GmbH, Sr. Notes, 6.625%, 4/15/21(1)	3,735	3,697,650
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	4,915	4,595,525
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, 8.75%, 2/1/19(1)	2,030	1,892,975
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 4.023%, 8/1/14	245	227,850

		$20,356,212

Railroad — 0.3%
Kansas City Southern Mexico, Sr. Notes, 6.125%, 6/15/21(1)	$2,395	$2,460,863

		$2,460,863

Restaurants — 0.8%
Dunkin’ Finance Corp., Sr. Notes, 9.625%, 12/1/18(1)	$3,431	$3,478,142
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	4,230	4,335,750

		$7,813,892

Services — 4.6%
Abengoa Finance SAU, 8.875%, 11/1/17(1)	$4,060	$4,100,600
Aramark Holdings Corp., Sr. Notes, (PIK), 8.625%, 5/1/16(1)	1,295	1,340,325
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	1,795	1,954,306
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	1,905	1,955,006
Hertz Corp., 7.50%, 10/15/18(1)	20	20,750
Hertz Corp., 8.875%, 1/1/14	141	145,406
Laureate Education, Inc., 10.00%, 8/15/15(1)	7,020	7,362,225
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(1)	11,017	11,325,540
Laureate Education, Inc., 11.75%, 8/15/17(1)	4,825	5,277,344
RSC Equipment Rental, Inc., 10.25%, 11/15/19	1,330	1,492,925
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(1)	3,290	3,725,925
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	830	749,075
United Rentals North America, Inc., 10.875%, 6/15/16	2,345	2,699,682

		$42,149,109

Steel — 0.2%
JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(1)	$1,390	$1,449,075
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(2)(3)	5,225	523
United States Steel Corp., Sr. Notes, 7.375%, 4/1/20	680	709,750

		$2,159,348

Super Retail — 4.2%
Academy, Ltd./Academy Finance Corp., 9.25%, 8/1/19(1)	$1,860	$1,897,200
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	5,655	6,135,675

6

	Principal
	Amount
Security	(000’s omitted)	Value
Limited Brands, Inc., 6.625%, 4/1/21	$5,170	$5,376,800
Limited Brands, Inc., 8.50%, 6/15/19	3,620	4,181,100
PETCO Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,215	3,488,275
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	8,905	9,572,875
Toys “R” Us, 10.75%, 7/15/17	5,500	6,215,000
Toys “R” Us, Sr. Notes, 7.375%, 9/1/16(1)	1,760	1,821,600

		$38,688,525

Technology — 3.2%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	$1,005	$1,072,837
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20	1,330	1,406,475
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	2,460	2,515,350
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15	1,385	1,423,087
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	680	724,200
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	855	933,019
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(1)	2,460	2,570,700
Fidelity National Information Services, Inc., 7.875%, 7/15/20	645	691,763
First Data Corp., (PIK), 10.55%, 9/24/15	2,106	2,126,829
Seagate HDD Cayman, 7.00%, 11/1/21(1)	3,435	3,486,525
Sensata Technologies BV, 6.50%, 5/15/19(1)	1,455	1,476,825
SSI Investments II, Sr. Notes, 11.125%, 6/1/18	3,680	4,084,800
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15	6,375	6,964,687

		$29,477,097

Telecommunications — 6.9%
CenturyLink, Inc., Sr. Notes, 6.45%, 6/15/21	$5,440	$5,622,692
Digicel Group, Ltd., Sr. Notes, 8.25%, 9/1/17(1)	3,255	3,393,988
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(1)	1,940	2,250,400
EH Holding Corp., Sr. Notes, 6.50%, 6/15/19(1)	3,430	3,545,762
Equinix, Inc., Sr. Notes, 7.00%, 7/15/21	1,335	1,391,737
GCI, Inc., Sr. Notes, 6.75%, 6/1/21(1)	685	696,988
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	2,825	3,015,687
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	2,413	2,542,699
Intelsat Luxembourg SA, 11.50%, 2/4/17(1)	2,770	2,984,675
Intelsat Luxembourg SA, (PIK), 11.50%, 2/4/17	2,831	3,050,167
Nextel Communications, Inc., Series E, 6.875%, 10/31/13	815	822,641
NII Capital Corp., 8.875%, 12/15/19	3,235	3,574,675
NII Capital Corp., 10.00%, 8/15/16	2,740	3,171,550
SBA Telecommunications, Inc., 8.00%, 8/15/16	1,145	1,229,444
SBA Telecommunications, Inc., 8.25%, 8/15/19	765	830,025
Sprint Capital Corp., 6.90%, 5/1/19	2,770	2,846,175
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	8,040	8,844,000
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,785,725
Wind Acquisition Finance SA, Sr. Notes, 11.75%, 7/15/17(1)	255	284,006
Wind Acquisition Finance SA, Sr. Notes, (PIK), 12.25%, 7/15/17(1)	6,057	6,738,071
Windstream Corp., 7.75%, 10/1/21	2,445	2,603,925

		$64,225,032

Textiles/Apparel — 0.7%
Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	$2,990	$3,397,388
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	2,780	3,077,240

		$6,474,628

Transportation Ex Air/Rail — 1.3%
CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(1)	$4,135	$4,202,194
CEVA Group PLC, Sr. Notes, 11.50%, 4/1/18(1)	2,815	2,976,862
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(1)	2,065	2,261,175
CMA CGM SA, 8.50%, 4/15/17(1)	3,095	2,321,250

		$11,761,481

7

	Principal
	Amount
Security	(000’s omitted)	Value
Utilities — 3.6%
AES Corp. (The), Sr. Notes, 7.375%, 7/1/21(1)	$1,375	$1,424,844
Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(1)	3,315	3,596,775
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(1)	6,870	7,144,800
Dynegy Holdings, Inc., Sr. Notes, 7.75%, 6/1/19	820	561,700
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	2,025	2,035,125
GenOn Energy, Inc., Sr. Notes, 9.875%, 10/15/20	5,605	5,941,300
NGC Corp., 7.625%, 10/15/26	3,205	2,099,275
NRG Energy, Inc., 7.875%, 5/15/21(1)	2,090	2,110,900
NRG Energy, Inc., 8.25%, 9/1/20	3,315	3,431,025
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	386,650
TXU Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(1)	5,070	4,715,100

		$33,447,494

Total Corporate Bonds & Notes (identified cost $743,180,695)		$773,533,275

Senior Floating-Rate Interests — 6.4%(4)

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Automotive — 0.7%
Chrysler Group, LLC, Term Loan, 6.00%, Maturing 5/24/17	$1,700	$1,658,032
Pinafore, LLC, Term Loan, 4.25%, Maturing 9/29/16	4,516	4,525,277

		$6,183,309

Broadcasting — 1.0%
HIT Entertainment, Inc., Term Loan - Second Lien, 5.78%, Maturing 2/26/13	$9,880	$9,151,350

		$9,151,350

Building Materials — 0.8%
Goodman Global Holdings, Inc., Term Loan, 5.75%, Maturing 10/28/16	$1,419	$1,428,043
Goodman Global Holdings, Inc., Term Loan - Second Lien, 9.00%, Maturing 10/30/17	1,530	1,576,697
Panolam Industries Holdings, Inc., Term Loan, 8.25%, Maturing 12/31/13	3,316	3,216,546
Panolam Industries Holdings, Inc., Term Loan - Second Lien, 10.00%, Maturing 6/30/14	1,422	1,322,179

		$7,543,465

Consumer Products — 1.0%
Amscan Holdings, Inc., Term Loan, 6.75%, Maturing 12/4/17	$3,871	$3,890,909
Revlon Consumer Products Corp., Term Loan, 4.75%, Maturing 11/17/17	5,500	5,515,224

		$9,406,133

Diversified Financial Services — 0.2%
First Data Corp., Term Loan, 2.94%, Maturing 9/24/14	$1,596	$1,490,896

		$1,490,896

Electronics/Electrical — 0.3%
Spectrum Brands, Inc., Term Loan, 5.00%, Maturing 6/17/16	$2,358	$2,375,892

		$2,375,892

Food Service — 0.5%
Del Monte Corp., Term Loan, 4.50%, Maturing 3/8/18	$3,400	$3,389,678
Dunkin’ Brands, Inc., Term Loan, 4.25%, Maturing 11/23/17	935	936,329

		$4,326,007

Gaming — 0.3%
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.44%, Maturing 5/16/14	$1,580	$1,473,350
CCM Merger, Inc., Term Loan, 7.00%, Maturing 3/1/17	1,158	1,175,345

		$2,648,695

8

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Insurance — 0.2%
Asurion Corp., Term Loan - Second Lien, 9.00%, Maturing 5/24/19	$2,300	$2,320,445

		$2,320,445

Super Retail — 0.8%
Academy, Ltd./Academy Finance Corp., Term Loan, Maturing 8/3/18(5)	$2,600	$2,594,041
Burlington Coat Factory Warehouse Corp., Term Loan, 6.25%, Maturing 2/23/17	2,963	2,966,751
Neiman Marcus Group, Inc., Term Loan, 4.75%, Maturing 5/16/18	1,910	1,888,031

		$7,448,823

Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 5.25%, Maturing 8/31/16	$523	$508,106
CEVA Group PLC, Term Loan, 5.25%, Maturing 8/31/16	590	573,196
CEVA Group PLC, Term Loan, 5.25%, Maturing 8/31/16	1,170	1,137,200

		$2,218,502

Utilities — 0.4%
TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.69%, Maturing 10/10/14	$5,240	$4,154,233

		$4,154,233

Total Senior Floating-Rate Interests (identified cost $60,193,501)		$59,267,750

Convertible Bonds — 0.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Automotive & Auto Parts — 0.4%
Ford Motor Co., 4.25%, 11/15/16	$2,180	$3,419,875

		$3,419,875

Capital Goods — 0.2%
Greenbrier Cos., Inc., 3.50%, 4/1/18(1)	$1,810	$1,671,988

		$1,671,988

Total Convertible Bonds (identified cost $5,506,552)		$5,091,863

Common Stocks — 4.5%

Security	Shares	Value
Building Materials — 0.3%
Panolam Holdings Co.(3)(6)(7)	3,117	$3,000,580

		$3,000,580

Chemicals — 0.5%
LyondellBasell Industries NV, Class A	81,600	$3,219,936
Rockwood Holdings, Inc.(7)	25,000	1,511,750

		$4,731,686

Consumer Products — 0.0%(8)
HF Holdings, Inc.(3)(6)(7)	13,600	$210,528

		$210,528

Energy — 0.0%(8)
SemGroup Corp.(7)	16,378	$381,280

		$381,280

9

Security	Shares	Value
Gaming — 0.3%
Greektown Superholdings, Inc.(7)	892	$62,440
Las Vegas Sands Corp.(7)	54,500	2,571,310
Shreveport Gaming Holdings, Inc.(3)	4,858	1,312

		$2,635,062

Leisure — 0.4%
Carnival Corp.	100,000	$3,330,000

		$3,330,000

Metals/Mining — 0.5%
Alpha Natural Resources, Inc.(7)	40,000	$1,708,400
Arch Coal, Inc.	100,000	2,560,000

		$4,268,400

Services — 0.2%
Geo Group, Inc. (The)(7)	101,500	$2,111,200

		$2,111,200

Steel — 0.9%
RathGibson Acquisition Co., LLC(3)(6)(7)	233,000	$7,793,850

		$7,793,850

Super Retail — 0.6%
GNC Holdings, Inc., Class A(7)	96,898	$2,441,829
Limited Brands, Inc.	81,600	3,089,376

		$5,531,205

Technology — 0.2%
Amkor Technology, Inc.(7)	350,000	$1,865,500

		$1,865,500

Telecommunications — 0.6%
Crown Castle International Corp.(7)	50,000	$2,170,000
Verizon Communications, Inc.	100,000	3,529,000

		$5,699,000

Total Common Stocks (identified cost $33,636,248)		$41,558,291

Convertible Preferred Stocks — 1.3%

Security	Shares	Value
Automotive & Auto Parts — 1.0%
General Motors Co., 4.75%	131,495	$6,076,384
Goodyear Tire & Rubber Co. (The), 5.875%	50,000	2,699,000

		$8,775,384

Energy — 0.3%
Chesapeake Energy Corp., 4.50%	22,471	$2,202,158
Chesapeake Energy Corp., 5.00%	6,292	660,660

		$2,862,818

Total Convertible Preferred Stocks (identified cost $12,051,900)		$11,638,202

10

Preferred Stocks — 0.7%

Security	Shares	Value
Banks and Thrifts — 0.7%
Citigroup Capital XIII, 7.875%	26,702	$725,560
GMAC Capital Trust I, 8.125%	225,820	5,785,508

		$6,511,068

Total Preferred Stocks (identified cost $6,367,215)		$6,511,068

Miscellaneous — 0.0%(8)

Security	Shares	Value
Cable/Satellite TV — 0.0%(8)
Adelphia, Inc., Escrow Certificate(7)	7,585,000	$14,184
Adelphia, Inc., Escrow Certificate(7)	3,555,000	6,648
Adelphia Recovery Trust(7)	10,758,837	107,588

		$128,420

Gaming — 0.0%(8)
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(6)(7)	5,410	$40,575

		$40,575

Health Care — 0.0%(8)
US Oncology, Inc., Escrow Certificate(7)	705,000	$15,863

		$15,863

Services — 0.0%(8)
NCS Acquisition Corp., Escrow Certificate(7)	2,640,000	$182,028

		$182,028

Total Miscellaneous (identified cost $9,984,958)		$366,886

Warrants — 0.3%

Security	Shares	Value
Energy — 0.0%(8)
SemGroup Corp., Expires 11/30/14(7)	17,240	$95,596

		$95,596

Food/Beverage/Tobacco — 0.0%(8)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(7)	1,610	$201,250

		$201,250

Gaming — 0.3%
Peninsula Gaming LLC, Convertible Preferred Membership Interests(3)(6)(7)	25,351	$2,307,466

		$2,307,466

Publishing/Printing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(3)(6)(7)	17,588	$0

		$0

Total Warrants (identified cost $172)		$2,604,312

11

Short-Term Investments — 0.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(9)	$6,631	$6,631,482

Total Short-Term Investments (identified cost $6,631,482)		$6,631,482

Total Investments — 98.1% (identified cost $877,552,723)		$907,203,129

Other Assets, Less Liabilities — 1.9%		$17,847,591

Net Assets — 100.0%		$925,050,720

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

MTN	-	Medium-Term Note

PIK	-	Payment In Kind

(1)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $343,070,784 or 37.1% of the Portfolio’s net assets.

(2)		Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(5)		This Senior Loan will settle after July 31, 2011, at which time the interest rate will be determined.

(6)		Restricted security.

(7)		Non-income producing security.

(8)		Amount is less than 0.05%.

(9)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $23,641.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$881,844,383

Gross unrealized appreciation	$57,088,607
Gross unrealized depreciation	(31,729,861)

Net unrealized appreciation	$25,358,746

12

Restricted Securities

At July 31, 2011, the Portfolio owned the following securities (representing 1.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Stocks, Miscellaneous and Warrants
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675		$40,575
HF Holdings, Inc.	10/27/09	13,600	730,450		210,528
Panolam Holdings Co.	12/30/09	3,117	1,712,791		3,000,580
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/8/99	25,351	0	(1)	2,307,466
RathGibson Acquisition Co., LLC	6/14/10	233,000	1,236,540		7,793,850
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	17,588	0		0

Total Restricted Securities			$3,774,456		$13,352,999

(1) Less than $0.50.

A summary of open financial instruments at July 31, 2011 is as follows:

Credit Default Swaps — Sell Protection

			Notional
			Amount**	Receive				Upfront
		Credit	(000’s	Annual		Termination	Market	Payments	Net Unrealized
Counterparty	Reference Entity	Rating*	omitted)	Fixed Rate		Date	Value	Received	Appreciation
Bank of America	Amkor Technology, Inc.	Ba3/BB	$1,150	5.00	%(1)	6/20/15	$56,082	$39,715	$95,797
Barclays Bank PLC	Amkor Technology, Inc.	Ba3/BB	2,000	5.00	(1)	6/20/15	97,533	107,326	204,859

							$153,615	$147,041	$300,656

Credit Default Swaps — Buy Protection

			Notional
			Amount	Pay				Upfront
		Credit	(000’s	Annual		Termination	Market	Payments	Net Unrealized
Counterparty	Reference Entity	Rating*	omitted)	Fixed Rate		Date	Value	Paid	Depreciation
Bank of America	Gap, Inc. (The)	Baa3/BB+	$5,000	1.00	%(1)	6/20/16	$224,393	$(231,245)	$(6,852)

							$224,393	$(231,245)	$(6,852)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,150,000.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At July 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is credit risk was $378,008.

13

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$770,906,810	$2,626,465	$773,533,275
Senior Floating-Rate Interests	—	59,267,750	—	59,267,750
Convertible Bonds	—	5,091,863	—	5,091,863
Common Stocks	30,489,581	62,440	11,006,270	41,558,291
Convertible Preferred Stocks	11,638,202	—	—	11,638,202
Preferred Stocks	5,785,508	725,560	—	6,511,068
Miscellaneous	—	366,886	—	366,886
Warrants	—	296,846	2,307,466	2,604,312
Short-Term Investments	—	6,631,482	—	6,631,482

Total Investments	$47,913,291	$843,349,637	$15,940,201	$907,203,129

Credit Default Swaps	$—	$378,008	$—	$378,008

Total	$47,913,291	$843,727,645	$15,940,201	$907,581,137

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Corporate	Investments in	Investments in	Investments
	Bonds & Notes	Common Stocks	Preferred Stocks	in Warrants	Total

Balance as of October 31, 2010	$3,440,236	$9,587,193	$242,100	$2,148,261	$15,417,790
Realized gains (losses)	(9,567,577)	(1,784,712)	(4,452,620)	—	(15,804,909)
Change in net unrealized appreciation (depreciation)	9,752,592	3,747,879	4,488,270	159,205	18,147,946
Cost of purchases	—	—	—	—	—
Proceeds from sales	(1,051,890)	(544,090)	(277,750)	—	(1,873,730)
Accrued discount (premium)	(191)	—	—	—	(191)
Transfers to Level 3*	53,295	—	—	—	53,295
Transfers from Level 3	—	—	—	—	—

Balance as of July 31, 2011	$2,626,465	$11,006,270	$—	$2,307,466	$15,940,201

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2011	$(8,279)	$2,824,316	$—	$159,205	$2,975,242

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

14

Eaton Vance
International Multi-Market Local Income Fund
July 31, 2011 (Unaudited)

Eaton Vance International Multi-Market Local Income Fund (formerly, Eaton Vance International Income Fund) (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2011, the value of the Fund’s investment in the Portfolio was $28,895,715 and the Fund owned 14.4% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Effective March 1, 2011, the name of the Fund was changed from Eaton Vance International Income Fund.

International Income Portfolio
July 31, 2011

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 26.7%

	Principal
Security	Amount		Value
Australia — 0.2%
Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	$170,409
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	172,980

Total Australia			$343,389

Brazil — 2.3%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	302,495	$191,234
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	6,890,000	4,398,298

Total Brazil			$4,589,532

Canada — 1.9%
Canada Housing Trust, 2.20%, 3/15/14(2)	CAD	135,000	$143,319
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	2,001,000	2,177,110
Canada Housing Trust, 3.75%, 3/15/20(2)	CAD	665,000	736,737
Canada Housing Trust, 4.00%, 6/15/12(2)	CAD	214,000	229,311
Canada Housing Trust, 4.10%, 12/15/18(2)	CAD	475,000	541,151

Total Canada			$3,827,628

Chile — 3.0%
Government of Chile, 2.10%, 9/1/15(1)	CLP	1,184,997,600	$2,528,073
Government of Chile, 6.00%, 3/1/17	CLP	40,000,000	87,449
Government of Chile, 6.00%, 3/1/18	CLP	1,570,000,000	3,407,535

Total Chile			$6,023,057

Colombia — 2.6%
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	9,100,000,000	$5,239,557

Total Colombia			$5,239,557

Congo — 0.0%(3)
Republic of Congo, 3.00%, 6/30/29	USD	64,600	$45,220

Total Congo			$45,220

Costa Rica — 0.6%
Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	457,263,396	$736,377
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	253,482,969	473,403

Total Costa Rica			$1,209,780

Czech Republic — 0.7%
Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,469,289

Total Czech Republic			$1,469,289

Denmark — 2.4%
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$45,134
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	214,815
Kingdom of Denmark, 5.00%, 11/15/13	DKK	10,898,000	2,270,553
Kingdom of Denmark, 6.00%, 11/15/11	DKK	10,960,000	2,144,544
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	218,066

Total Denmark			$4,893,112

1

	Principal
Security	Amount		Value
Dominican Republic — 1.4%
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 13.00%, 2/25/13(4)	DOP	25,000,000	$663,237
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 15.00%, 3/12/12(4)	DOP	20,000,000	535,982
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	58,300,000	1,515,178

Total Dominican Republic			$2,714,397

Indonesia — 0.5%
Indonesia Government, 8.375%, 9/15/26	IDR	8,337,000,000	$1,032,749

Total Indonesia			$1,032,749

Israel — 0.2%
Israel Government Bond, 3.00%, 10/31/19(1)	ILS	340,423	$105,994
Israel Government Bond, 5.00%, 4/30/15(1)	ILS	898,588	298,215

Total Israel			$404,209

Netherlands — 0.6%
Government of Netherlands, 3.75%, 1/15/23	EUR	368,000	$562,089
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	331,102
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	314,989

Total Netherlands			$1,208,180

Peru — 1.5%
Republic of Peru, 9.91%, 5/5/15	PEN	7,200,000	$3,039,608

Total Peru			$3,039,608

Philippines — 1.2%
Philippine Government International Bond, 4.95%, 1/15/21	PHP	106,000,000	$2,499,937

Total Philippines			$2,499,937

Poland — 0.2%
Poland Government Bond, 3.00%, 8/24/16(1)	PLN	1,119,594	$412,142

Total Poland			$412,142

Serbia — 0.7%
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	121,470,000	$1,457,521

Total Serbia			$1,457,521

Slovakia — 1.8%
Slovakia Government Bond, 0.00%, 1/27/12	EUR	2,600,000	$3,712,775

Total Slovakia			$3,712,775

South Africa — 0.5%
Republic of South Africa, 6.50%, 6/2/14	USD	815,000	$922,009

Total South Africa			$922,009

Sweden — 0.5%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$944,437
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	70,733

Total Sweden			$1,015,170

2

	Principal
Security	Amount		Value
Taiwan — 1.7%
Taiwan Government Bond, 0.25%, 2/10/12	TWD	97,200,000	$3,365,590

Total Taiwan			$3,365,590

United Kingdom — 1.0%
United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$402,003
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	541,045
United Kingdom Government Bond, 5.00%, 3/7/12	GBP	321,000	541,111
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	489,259

Total United Kingdom			$1,973,418

Uruguay — 0.2%
Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	5,689,322	$346,894

Total Uruguay			$346,894

Vietnam — 1.0%
Vietnam Government Bond, 12.42%, 6/20/13	VND	40,614,000,000	$1,981,728

Total Vietnam			$1,981,728

Total Foreign Government Bonds (identified cost $50,636,043)			$53,726,891

Collateralized Mortgage Obligations — 0.8%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29	$465,053	$489,637
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.55%, 8/25/39(5)	1,102,760	1,230,323

Total Collateralized Mortgage Obligations (identified cost $1,631,415)		$1,719,960

Mortgage Pass-Throughs — 7.3%

	Principal
Security	Amount	Value
Federal National Mortgage Association:
2.609%, with maturity at 2035(6)	$1,601,631	$1,669,750
4.317%, with maturity at 2035(6)	1,656,046	1,795,257
6.50%, with various maturities to 2036	3,644,921	4,153,908
7.00%, with maturity at 2033	1,248,848	1,475,728
7.50%, with maturity at 2035	658,176	786,436
8.50%, with maturity at 2032	612,018	755,122

		$10,636,201

Government National Mortgage Association:
7.00%, with maturity at 2035	$1,606,271	$1,905,705
8.00%, with maturity at 2016	637,567	673,990
9.00%, with various maturities to 2024	1,190,870	1,427,965

		$4,007,660

Total Mortgage Pass-Throughs (identified cost $13,725,830)		$14,643,861

3

Precious Metals — 4.8%

	Troy
Description	Ounces	Value
Gold(7)	2,750	$4,470,313
Platinum(7)	2,850	5,069,139

Total Precious Metals (identified cost $8,662,037)		$9,539,452

Short-Term Investments — 54.3%

Foreign Government Securities — 42.2%

	Principal
	Amount
Security	(000’s omitted)		Value
Brazil — 1.1%
Letras Do Tesouro Nacional, 0.00%, 4/1/12	BRL	3,801	$2,262,169

Total Brazil			$2,262,169

Georgia — 1.6%
Bank of Georgia Promissory Note, 2.00%, 9/20/11	AZN	861	$1,096,965
Bank of Georgia Promissory Note, 13.00%, 6/4/12	GEL	3,254	2,020,094

Total Georgia			$3,117,059

Hong Kong — 2.6%
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	20,000	$2,566,077
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	20,000	2,566,089

Total Hong Kong			$5,132,166

Hungary — 1.8%
Hungary Government Bond, 6.00%, 10/12/11	HUF	692,500	$3,687,974

Total Hungary			$3,687,974

Iceland — 0.0%(3)
Iceland Treasury Bill, 0.00%, 10/17/11	ISK	5,695	$41,779

Total Iceland			$41,779

Indonesia — 1.0%
Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	17,298,000	$1,986,119

Total Indonesia			$1,986,119

Israel — 2.5%
Israel Treasury Bill, 0.00%, 8/3/11	ILS	3,418	$998,634
Israel Treasury Bill, 0.00%, 11/2/11	ILS	190	55,066
Israel Treasury Bill, 0.00%, 12/7/11	ILS	2,761	797,675
Israel Treasury Bill, 0.00%, 1/4/12	ILS	10,598	3,053,488

Total Israel			$4,904,863

Kazakhstan — 2.8%
Kazakhstan National Bank, 0.00%, 9/9/11	KZT	95,260	$649,897
Kazakhstan National Bank, 0.00%, 9/16/11	KZT	741,279	5,056,356

Total Kazakhstan			$5,706,253

Lebanon — 1.0%
Lebanon Treasury Bill, 0.00%, 8/11/11	LBP	54,000	$35,642
Lebanon Treasury Bill, 0.00%, 8/25/11	LBP	2,787,000	1,836,790
Lebanon Treasury Bill, 0.00%, 9/22/11	LBP	76,270	50,117

4

	Principal
	Amount
Security	(000’s omitted)		Value
Lebanon Treasury Note, 6.86%, 10/6/11	LBP	31,050	$20,630
Lebanon Treasury Note, 6.74%, 10/20/11	LBP	62,090	41,286
Lebanon Treasury Note, 9.06%, 11/10/11	LBP	31,050	20,804

Total Lebanon			$2,005,269

Malaysia — 3.9%
Malaysia Treasury Bill, 0.00%, 8/9/11	MYR	5,955	$2,005,106
Malaysia Treasury Bill, 0.00%, 9/15/11	MYR	3,696	1,240,799
Malaysia Treasury Bill, 0.00%, 9/22/11	MYR	64	21,473
Malaysia Treasury Bill, 0.00%, 9/27/11	MYR	2,058	690,103
Malaysia Treasury Bill, 0.00%, 10/11/11	MYR	11,752	3,936,053

Total Malaysia			$7,893,534

Mauritius — 0.9%
Mauritius Treasury Bill, 0.00%, 9/30/11	MUR	47,700	$1,688,878
Mauritius Treasury Bill, 0.00%, 9/30/11	MUR	4,500	159,328

Total Mauritius			$1,848,206

Mexico — 3.7%
Mexico Treasury Bill, 0.00%, 8/11/11	MXN	41,400	$3,523,689
Mexico Treasury Bill, 0.00%, 11/17/11	MXN	45,860	3,858,362

Total Mexico			$7,382,051

Philippines — 1.7%
Philippine Treasury Bill, 0.00%, 10/19/11	PHP	35,000	$825,988
Philippine Treasury Bill, 0.00%, 3/21/12	PHP	114,640	2,672,889

Total Philippines			$3,498,877

Romania — 2.9%
Romania Treasury Bill, 0.00%, 2/22/12	RON	5,610	$1,847,734
Romania Treasury Bill, 0.00%, 6/20/12	RON	6,530	2,108,584
Romania Treasury Bill, 0.00%, 7/11/12	RON	6,010	1,930,771

Total Romania			$5,887,089

Serbia — 3.1%
Serbia Treasury Bill, 0.00%, 11/29/11	RSD	125,000	$1,684,775
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	351,800	4,571,427

Total Serbia			$6,256,202

South Korea — 4.0%
Korea Monetary Stabilization Bond, 0.00%, 8/23/11	KRW	1,353,400	$1,280,962
Korea Monetary Stabilization Bond, 0.00%, 8/30/11	KRW	3,120,560	2,951,422
Korea Monetary Stabilization Bond, 3.68%, 6/2/12	KRW	2,791,570	2,647,144
Korea Monetary Stabilization Bond, 4.64%, 10/4/11	KRW	1,274,090	1,211,015

Total South Korea			$8,090,543

Sri Lanka — 0.5%
Sri Lanka Treasury Bill, 0.00%, 8/5/11	LKR	17,160	$156,596
Sri Lanka Treasury Bill, 0.00%, 10/7/11	LKR	8,120	73,217
Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	8,460	74,001
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	7,320	63,942

5

	Principal
	Amount
Security	(000’s omitted)		Value
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	45,600	$396,506
Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	34,640	295,761

Total Sri Lanka			$1,060,023

Switzerland — 1.9%
Switzerland National Bank, 0.00%, 9/19/11	CHF	3,000	$3,810,307

Total Switzerland			$3,810,307

Thailand — 0.8%
Thailand Government Bond, 5.375%, 11/30/11	THB	47,243	$1,593,850

Total Thailand			$1,593,850

Turkey — 0.7%
Turkey Government Bond, 0.00%, 11/16/11	TRY	2,326	$1,345,889

Total Turkey			$1,345,889

Uruguay — 2.8%
Uruguay Treasury Bill, 0.00%, 8/30/11	UYU	20,800	$1,122,773
Uruguay Treasury Bill, 0.00%, 10/21/11	UYU	9,300	495,606
Uruguay Treasury Bill, 0.00%, 2/14/12	UYU	47,568	2,457,166
Uruguay Treasury Bill, 0.00%, 5/18/12	UYU	32,000	1,607,677

Total Uruguay			$5,683,222

Zambia — 0.9%
Zambia Treasury Bill, 0.00%, 8/29/11	ZMK	5,395,000	$1,116,747
Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	1,525,000	307,101
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	675,000	130,878
Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	720,000	139,176

Total Zambia			$1,693,902

Total Foreign Government Securities (identified cost $83,244,315)			$84,887,346

U.S. Treasury Obligations — 5.5%

	Principal
	Amount
Security	(000s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/4/11	$10,000	$9,999,790
U.S. Treasury Bill, 0.00%, 11/17/11(8)	1,000	999,700

Total U.S. Treasury Obligations (identified cost $10,999,768)		$10,999,490

6

Other Securities — 6.6%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(9)	$13,194	$13,193,706

Total Other Securities (identified cost $13,193,706)		$13,193,706

Total Short-Term Investments (identified cost $107,437,789)		$109,080,542

Total Investments — 93.9% (identified cost $182,093,114)		$188,710,706

Other Assets, Less Liabilities — 6.1%		$12,152,352

Net Assets — 100.0%		$200,863,058

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

AZN	-	Azerbaijani Manat

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DKK	-	Danish Krone

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HKD	-	Hong Kong Dollar

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SEK	-	Swedish Krona

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMK	-	Zambian Kwacha

7

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $3,827,628 or 1.9% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)	Weighted average fixed-rate coupon that changes/updates monthly.

(6)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2011.

(7)	Non-income producing.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $18,813.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2011 were $11,322,626 or 5.6% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
8/2/11	Canadian Dollar 3,320,900	United States Dollar 3,474,872	Nomura International PLC	$(873)
8/18/11	Euro 23,715,696	United States Dollar 33,568,500	Credit Suisse	(496,812)
8/18/11	Euro 1,356,071	United States Dollar 1,904,827	Deutsche Bank	(43,038)
10/17/11	New Zealand Dollar 2,155,000	United States Dollar 1,809,338	Deutsche Bank	(74,247)
12/20/11	Norwegian Krone 4,000,000	Euro 501,281	Citigroup Global Markets	(18,304)
1/27/12	Euro 2,600,000	United States Dollar 3,205,800	Deutsche Bank	(513,790)
2/10/12	New Taiwan Dollar 97,200,000	United States Dollar 3,403,361	Deutsche Bank	18,102
2/22/12	Euro 1,197,183	United States Dollar 1,637,181	Goldman Sachs, Inc.	(74,469)
3/16/12	Sri Lankan Rupee 8,460,000	United States Dollar 74,801	Standard Chartered Bank	(1,439)
3/23/12	Sri Lankan Rupee 7,320,000	United States Dollar 64,922	HSBC Bank USA	(1,023)
4/3/12	Brazilian Real 3,348,000	United States Dollar 1,989,305	Deutsche Bank	(46,043)
4/3/12	Brazilian Real 3,347,000	United States Dollar 1,989,893	Nomura International PLC	(44,847)
4/3/12	Brazilian Real 587,300	United States Dollar 353,902	Standard Bank	(3,135)
4/3/12	Brazilian Real 4,144,000	United States Dollar 2,469,607	Standard Chartered Bank	(49,653)

				$(1,349,571)

8

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/2/11	Canadian Dollar 2,040,000	United States Dollar 2,044,184	JPMorgan Chase Bank	$90,935
8/2/11	Canadian Dollar 1,216,567	United States Dollar 1,213,896	JPMorgan Chase Bank	59,396
8/4/11	Canadian Dollar 3,320,900	United States Dollar 3,474,722	Nomura International PLC	869
8/5/11	Polish Zloty 13,918,744	Euro 3,483,038	Bank of America	(3,611)
8/8/11	Indonesian Rupiah 11,076,000,000	United States Dollar 1,289,406	Bank of America	13,640
8/8/11	Indonesian Rupiah 11,632,370,000	United States Dollar 1,354,333	Citigroup Global Markets	14,168
8/8/11	Indonesian Rupiah 11,076,000,000	United States Dollar 1,289,406	Goldman Sachs, Inc.	13,640
8/12/11	Russian Ruble 53,270,000	United States Dollar 1,908,293	Barclays Bank PLC	17,067
8/15/11	Australian Dollar 3,171,964	United States Dollar 3,331,609	JPMorgan Chase Bank	147,847
8/15/11	New Turkish Lira 3,277,000	United States Dollar 1,972,195	Credit Suisse	(37,417)
8/15/11	Singapore Dollar 2,986,000	United States Dollar 2,431,378	Bank of America	48,551
8/15/11	Singapore Dollar 4,235,844	United States Dollar 3,425,866	Barclays Bank PLC	92,082
8/15/11	Singapore Dollar 3,666,000	United States Dollar 3,010,717	BNP Paribas SA	33,965
8/16/11	Moroccan Dirham 13,584,422	United States Dollar 1,693,818	Citigroup Global Markets	27,005
8/25/11	Indian Rupee 13,070,000	United States Dollar 293,064	Credit Suisse	2,110
8/25/11	Indian Rupee 12,100,000	United States Dollar 271,344	HSBC Bank USA	1,923
8/30/11	Indian Rupee 93,880,000	United States Dollar 2,049,782	Deutsche Bank	69,483
9/20/11	Swedish Krona 12,083,288	Euro 1,302,791	Credit Suisse	45,723
10/3/11	Ugandan Shilling 3,626,967,000	United States Dollar 1,335,899	Citigroup Global Markets	20,255
10/13/11	Swedish Krona 29,000,000	Euro 3,158,285	Nomura International PLC	61,309
10/17/11	New Zealand Dollar 2,155,000	United States Dollar 1,607,057	Goldman Sachs, Inc.	276,528
10/18/11	Czech Koruna 70,204,224	United States Dollar 4,177,331	HSBC Bank USA	(6,818)
11/4/11	Kenyan Shilling 119,970,000	United States Dollar 1,451,718	Citigroup Global Markets	(132,997)
11/9/11	Ghanaian Cedi 2,205,000	United States Dollar 1,402,226	JPMorgan Chase Bank	18,057
12/8/11	Russian Ruble 43,630,000	United States Dollar 1,352,135	HSBC Bank USA	205,046
12/20/11	Norwegian Krone 29,404,281	Euro 3,667,165	HSBC Bank USA	160,019
1/11/12	Indian Rupee 103,720,000	United States Dollar 2,278,694	BNP Paribas SA	31,340
1/19/12	Yuan Renminbi 470,000	United States Dollar 74,250	Barclays Bank PLC	(908)
3/12/12	Swedish Krona 7,511,348	United States Dollar 1,159,000	Goldman Sachs, Inc.	20,554
6/15/12	Yuan Renminbi 3,397,000	United States Dollar 528,223	Goldman Sachs, Inc.	588

				$1,290,349

9

At July 31, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $176,070.

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	7 U.S. 5-Year Treasury Note	Short	$(829,461)	$(850,117)	$(20,656)
9/11	33 U.S. 10-Year Treasury Note	Short	(4,015,945)	(4,147,687)	(131,742)
9/11	18 U.S. 30-Year Treasury Bond	Short	(2,228,031)	(2,306,250)	(78,219)

					$(230,617)

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ILS	380	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(2,810)
Bank of America	ILS	400	Receive	3-month ILS TELBOR	4.54	1/6/15	(4,194)
Barclays Bank PLC	ILS	178	Receive	3-month ILS TELBOR	5.15	3/5/20	(1,346)
Barclays Bank PLC	ILS	181	Receive	3-month ILS TELBOR	5.16	3/8/20	(1,407)
Citibank NA	CZK	70,200	Pay	6-month CZK PRIBOR	2.57	4/18/14	90,423

							$80,666

CZK	-	Czech Koruna

ILS	-	Israeli Shekel

Credit Default Swaps — Buy Protection

			Contract
		Notional	Annual				Upfront	Net Unrealized
Reference		Amount	Fixed		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Rate*		Date	Value	Received (Paid)	(Depreciation)
Austria	Barclays Bank PLC	$200	0.44%		12/20/13	$302	$—	$302
Austria	Barclays Bank PLC	100	1.42		3/20/14	(2,439)	—	(2,439)
Egypt	Bank of America	100	1.00	(1)	6/20/15	6,687	(4,820)	1,867
Egypt	Citigroup Global Markets	50	1.00	(1)	6/20/20	8,680	(4,927)	3,753
Egypt	Citigroup Global Markets	50	1.00	(1)	6/20/20	8,680	(5,176)	3,504
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	10,031	(6,343)	3,688
Egypt	Deutsche Bank	50	1.00	(1)	6/20/15	3,344	(2,456)	888
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	8,680	(4,957)	3,723
Lebanon	Barclays Bank PLC	100	1.00	(1)	12/20/14	7,514	(5,218)	2,296
Lebanon	Citigroup Global Markets	150	3.30		9/20/14	(1,521)	—	(1,521)
Lebanon	Citigroup Global Markets	200	1.00	(1)	12/20/14	15,028	(10,593)	4,435
Lebanon	Citigroup Global Markets	100	1.00	(1)	3/20/15	8,144	(4,575)	3,569
Lebanon	Credit Suisse	100	1.00	(1)	3/20/15	8,144	(5,132)	3,012
Lebanon	Credit Suisse	100	1.00	(1)	3/20/15	8,144	(5,162)	2,982
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	8,144	(4,766)	3,378
Malaysia	Bank of America	100	0.83		12/20/14	(570)	—	(570)
Malaysia	Barclays Bank PLC	200	2.40		3/20/14	(10,271)	—	(10,271)
Malaysia	Barclays Bank PLC	200	0.82		12/20/14	(1,070)	—	(1,070)
Malaysia	Citigroup Global Markets	200	2.45		3/20/14	(10,545)	—	(10,545)
Philippines	Barclays Bank PLC	300	1.70		12/20/14	(9,099)	—	(9,099)
Philippines	Barclays Bank PLC	200	1.84		12/20/14	(7,037)	—	(7,037)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(3,553)	—	(3,553)
Philippines	Barclays Bank PLC	72	1.00	(1)	3/20/15	(220)	(1,522)	(1,742)
Philippines	Citigroup Global Markets	100	1.84		12/20/14	(3,518)	—	(3,518)
Philippines	Deutsche Bank	100	1.00	(1)	3/20/15	(305)	(2,296)	(2,601)
Philippines	JPMorgan Chase Bank	300	1.69		12/20/14	(8,995)	—	(8,995)
Philippines	JPMorgan Chase Bank	71	1.00	(1)	3/20/15	(217)	(1,500)	(1,717)
Russia	Citigroup Global Markets	100	1.00	(1)	6/20/15	740	(1,207)	(467)
Russia	Credit Suisse	100	1.00	(1)	3/20/15	490	(1,041)	(551)
Russia	Credit Suisse	100	1.00	(1)	6/20/15	740	(1,141)	(401)
Russia	Deutsche Bank	100	1.00	(1)	6/20/15	740	(1,141)	(401)
South Africa	Bank of America	200	1.00	(1)	12/20/19	7,728	(7,783)	(55)
South Africa	Barclays Bank PLC	200	1.00	(1)	12/20/19	7,728	(8,997)	(1,269)
South Africa	Citigroup Global Markets	100	1.00	(1)	12/20/19	3,864	(5,114)	(1,250)
South Africa	Credit Suisse	100	1.00	(1)	3/20/20	4,062	(4,605)	(543)

10

				Contract
		Notional		Annual				Upfront	Net Unrealized
Reference		Amount		Fixed		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)		Rate*		Date	Value	Received (Paid)	(Depreciation)
South Africa	JPMorgan Chase Bank		$100	1.00	%(1)	12/20/19	$3,864	$(5,333)	$(1,469)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	4,062	(3,718)	344
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	4,062	(3,851)	211
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	4,062	(5,322)	(1,260)
Spain	Barclays Bank PLC		100	1.00	(1)	3/20/20	16,314	(1,037)	15,277
Spain	Citigroup Global Markets		200	1.00	(1)	3/20/20	32,627	(9,752)	22,875
Spain	Citigroup Global Markets		100	1.00	(1)	3/20/20	16,314	(2,368)	13,946
Spain	Deutsche Bank		200	1.00	(1)	3/20/20	32,627	(9,752)	22,875
Spain	Deutsche Bank		100	1.00	(1)	3/20/20	16,314	(2,236)	14,078
Thailand	Barclays Bank PLC		200	0.97		9/20/19	6,957	—	6,957
Thailand	Citigroup Global Markets		200	0.86		12/20/14	560	—	560
Thailand	Citigroup Global Markets		100	0.95		9/20/19	3,623	—	3,623
Thailand	JPMorgan Chase Bank		100	0.87		12/20/14	246	—	246
Uruguay	Deutsche Bank		100	1.00	(1)	6/20/20	4,603	(6,625)	(2,022)
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		70	1.00	(1)	3/20/15	24,781	(2,831)	21,950
Banco de Sabadell, S.A.	JPMorgan Chase Bank		70	3.00	(1)	3/20/15	12,916	(333)	12,583
Citibank Corp.	Bank of America		420	1.00	(1)	9/20/20	21,563	(24,289)	(2,726)
Citibank Corp.	JPMorgan Chase Bank		420	1.00	(1)	9/20/20	21,563	(25,709)	(4,146)
Erste Group Bank AG	Barclays Bank PLC		70	1.00	(1)	3/20/15	3,316	(3,613)	(297)
ING Verzekeringen N.V.	JPMorgan Chase Bank		70	1.00	(1)	3/20/15	2,891	(1,625)	1,266
Rabobank Nederland N.V.	JPMorgan Chase Bank		70	1.00	(1)	3/20/15	280	(47)	233
Raiffeisen Zentralbank	Barclays Bank PLC		70	1.00	(1)	3/20/15	3,496	(4,877)	(1,381)
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	300	1.00	(1)	6/20/16	38,115	(29,275)	8,840

							$343,410	$(243,065)	$100,345

*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates, and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures and interest rate swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Credit	Credit Default Swaps	$402,770	$(59,360)

		$402,770	$(59,360)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$1,666,272	$(1,549,424)

		$1,666,272	$(1,549,424)

Interest Rate	Futures Contracts*	$—	$(230,617)
Interest Rate	Interest Rate Swaps	90,423	(9,757)

		$90,423	$(240,374)

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above.

11

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$182,649,384

Gross unrealized appreciation	$6,933,219
Gross unrealized depreciation	(871,897)

Net unrealized appreciation	$6,061,322

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$53,726,891	$—	$53,726,891
Collateralized Mortgage Obligations	—	1,719,960	—	1,719,960
Mortgage Pass-Throughs	—	14,643,861	—	14,643,861
Precious Metals	9,539,452	—	—	9,539,452
Short-Term Investments —
Foreign Government Securities	—	84,887,346	—	84,887,346
U.S. Treasury Obligations	—	10,999,490	—	10,999,490
Other Securities	—	13,193,706	—	13,193,706

Total Investments	$9,539,452	$179,171,254	$—	$188,710,706

Forward Foreign Currency Exchange Contracts	$—	$1,666,272	$—	$1,666,272
Swap Contracts	—	493,193	—	493,193

Total	$9,539,452	$181,330,719	$—	$190,870,171

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,549,424)	$—	$(1,549,424)
Swap Contracts	—	(69,117)	—	(69,117)
Futures Contracts	(230,617)	—	—	(230,617)

Total	$(230,617)	$(1,618,541)	$—	$(1,849,158)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

12

Eaton Vance
Low Duration Fund
July 31, 2011 (Unaudited)

Eaton Vance Low Duration Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2011, the Fund owned 91.0% of Short-Term U.S. Government Portfolio’s outstanding interests, 0.4% of Floating Rate Portfolio’s outstanding interests and 2.7% of Government Obligations Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2011 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Short-Term U.S. Government Portfolio (identified cost, $385,244,108)	$398,499,157	85.4%

Floating Rate Portfolio (identified cost, $40,362,875)	44,365,700	9.5

Government Obligations Portfolio (identified cost, $26,166,202)	27,218,670	5.8

Total Investments in Affiliated Portfolios (identified cost $451,773,185)	$470,083,527	100.7%

Other Assets, Less Liabilities	$(3,499,158)	(0.7)%

Net Assets	$466,584,369	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2011 and October 31, 2010, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Short-Term U.S. Government Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a schedule of investments) for Floating Rate Portfolio and Government Obligations Portfolio at July 31, 2011 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Short-Term U.S. Government Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 52.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.372%, with maturity at 2020(1)	$921	$944,812
2.564%, with maturity at 2023(1)	2,195	2,272,940
2.609%, with various maturities to 2037(1)	2,671	2,776,603
2.702%, with various maturities to 2022(1)	4,318	4,433,029
2.829%, with maturity at 2035(1)	6,911	7,158,090
2.931%, with maturity at 2035(1)	5,036	5,267,934
3.098%, with maturity at 2034(1)	2,508	2,647,978
3.416%, with maturity at 2029(1)	1,405	1,443,620
3.427%, with maturity at 2032(1)	2,067	2,120,349
3.521%, with maturity at 2022(1)	495	513,877
3.818%, with maturity at 2025(1)	1,947	2,059,864
3.857%, with maturity at 2034(1)	1,111	1,204,465
4.071%, with maturity at 2037(1)	2,608	2,809,824
4.337%, with maturity at 2030(1)	1,940	2,102,937
4.50%, with maturity at 2018	4,696	5,023,566
4.713%, with maturity at 2033(1)	6,818	7,390,728
5.00%, with various maturities to 2018	7,623	8,187,482
5.428%, with maturity at 2032(1)	1,001	1,068,065
5.50%, with various maturities to 2018	4,660	5,034,901
6.00%, with various maturities to 2035	10,812	12,215,786
6.50%, with various maturities to 2030	3,221	3,566,151
7.00%, with various maturities to 2035	2,226	2,575,124
7.50%, with various maturities to 2017	1,166	1,241,805
8.00%, with various maturities to 2025	426	481,159
9.25%, with maturity at 2017	6	6,746

		$84,547,835

Federal National Mortgage Association:
2.368%, with maturity at 2031(1)	$5,222	$5,421,602
2.609%, with various maturities to 2035(1)	6,078	6,335,179
2.61%, with various maturities to 2037(1)	1,994	2,069,059
2.686%, with maturity at 2020(1)	869	890,711
2.689%, with maturity at 2031(1)	7,131	7,324,430
2.701%, with maturity at 2019(1)	2,494	2,577,500
2.702%, with maturity at 2032(1)	2,767	2,881,496
2.806%, with maturity at 2018(1)	549	561,548
2.869%, with maturity at 2018(1)	82	83,481
2.897%, with maturity at 2037(1)	6,216	6,517,613
3.021%, with maturity at 2040(1)	1,858	1,948,359
3.079%, with maturity at 2036(1)	666	687,739
3.113%, with maturity at 2029(1)	506	520,173
3.125%, with maturity at 2018(1)	65	66,168
3.384%, with maturity at 2030(1)	1,190	1,232,692
3.503%, with maturity at 2036(1)	2,401	2,468,697
3.556%, with maturity at 2030(1)	1,690	1,795,714
3.596%, with maturity at 2030(1)	4,315	4,512,164
3.67%, with maturity at 2034(1)	7,812	8,429,301
3.787%, with maturity at 2021(1)	1,074	1,123,481
3.834%, with maturity at 2035(1)	3,319	3,590,881
3.846%, with maturity at 2021(1)	1,145	1,188,509
3.908%, with maturity at 2034(1)	5,090	5,508,549
3.935%, with maturity at 2036(1)	662	690,803
3.969%, with maturity at 2021(1)	1,868	1,939,722

1

	Principal
	Amount
Security	(000’s omitted)	Value
4.104%, with maturity at 2033(1)	$1,777	$1,926,438
4.317%, with maturity at 2035(1)	2,309	2,502,800
4.336%, with maturity at 2036(1)	4,389	4,757,473
4.488%, with maturity at 2035(1)	4,335	4,699,485
4.50%, with various maturities to 2018	13,315	14,228,674
4.598%, with maturity at 2029(1)	4,051	4,391,817
4.739%, with maturity at 2034(1)	2,228	2,415,058
4.842%, with maturity at 2034(1)	5,084	5,511,889
5.00%, with various maturities to 2019(2)	17,380	18,682,248
5.50%, with various maturities to 2020	2,581	2,796,251
6.00%, with various maturities to 2031	3,117	3,469,976
6.324%, with maturity at 2032(1)	721	781,903
6.50%, with various maturities to 2019	994	1,055,861
7.00%, with various maturities to 2033	5,029	5,842,512
8.00%, with maturity at 2023	172	206,366
9.405%, with maturity at 2018(3)	398	456,490
9.50%, with maturity at 2022	629	740,740

		$144,831,552

Government National Mortgage Association:
2.125%, with various maturities to 2027(1)	$1,106	$1,142,503
8.25%, with maturity at 2020	290	331,750
9.00%, with maturity at 2017	313	356,889

		$1,831,142

Total Mortgage Pass-Throughs (identified cost $223,681,098)		$231,210,529

Collateralized Mortgage Obligations — 5.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 2.01%, 10/15/22(4)	$97	$96,583
Series 2135, Class JZ, 6.00%, 3/15/29	4,705	5,108,620

		$5,205,203

Federal National Mortgage Association:
Series G93-17, Class FA, 1.219%, 4/25/23(4)	$214	$217,662
Series G93-36, Class ZQ, 6.50%, 12/25/23	981	1,112,462
Series G97-4, Class FA, 1.019%, 6/17/27(4)	750	759,974
Series 296, (Interest Only), Class 2, 4.616%, 4/1/24(5)	2,920	694,496
Series 1993-203, Class PL, 6.50%, 10/25/23	1,178	1,337,519
Series 1993-250, Class Z, 7.00%, 12/25/23	321	345,888
Series 1994-14, Class F, 2.96%, 10/25/23(4)	1,164	1,197,879
Series 2001-4, Class GA, 9.844%, 4/17/25(3)	209	242,425
Series 2005-68, (Interest Only), Class XI, 2.301%, 8/25/35(5)	14,632	3,603,267
Series 2009-48, Class WA, 5.851%, 7/25/39(3)	2,619	2,936,758
Series 2009-62, Class WA, 5.551%, 8/25/39(3)	3,676	4,101,075

		$16,549,405

Government National Mortgage Association:
Series 2000-30, Class F, 0.737%, 12/16/22(4)	$1,219	$1,229,847

Total Collateralized Mortgage Obligations (identified cost $22,321,372)		$22,984,455

2

Commercial Mortgage-Backed Securities — 5.0%

	Principal
	Amount
Security	(000’s omitted)	Value
BSCMS, Series 2004-PWR5, Class A3, 4.565%, 7/11/42	$2,753	$2,754,985
BSCMS, Series 2004-T16, Class A4, 4.32%, 2/13/46	1,887	1,886,311
COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	897	902,274
GMACC, Series 2003-C2, Class A1, 4.576%, 5/10/40	674	696,916
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	8,630	8,639,195
MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(3)	6,998	7,064,909

Total Commercial Mortgage-Backed Securities (identified cost $22,188,911)		$21,944,590

U.S. Government Agency Obligations — 35.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,052,910
5.77%, 1/5/27	3,000	3,654,417

		$9,707,327

Federal Home Loan Bank:
4.125%, 12/31/19	$5,000	$5,478,735
4.125%, 3/13/20	20,000	21,715,240
4.50%, 9/13/19	25,000	27,999,850
4.625%, 9/11/20	1,735	1,929,610
5.365%, 9/9/24	8,000	9,419,600
5.375%, 9/30/22	10,135	11,937,398
5.375%, 8/15/24	3,500	4,081,938
5.75%, 6/12/26	12,000	14,345,028

		$96,907,399

United States Agency for International Development — Israel:
0.00%, 5/1/20	$1,100	$825,951
0.00%, 3/15/21	20,000	14,557,360
5.50%, 12/4/23	6,775	8,105,400
5.50%, 4/26/24	22,000	26,404,686

		$49,893,397

Total U.S. Government Agency Obligations (identified cost $144,090,212)		$156,508,123

Short-Term Investments — 0.9%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(6)	$3,878	$3,878,184

Total Short-Term Investments (identified cost $3,878,184)		$3,878,184

Total Investments — 99.7% (identified cost $416,159,777)		$436,525,881

Other Assets, Less Liabilities — 0.3%		$1,220,495

Net Assets — 100.0%		$437,746,376

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

COMM	-	Commercial Mortgage Pass-Through Certificate

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

MSC	-	Morgan Stanley Capital I

(1)		Adjustable rate mortgage security. The rate shown is the rate at July 31, 2011.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Weighted average fixed-rate coupon that changes/updates monthly.

(4)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2011.

(5)		Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated. The interest rate shown represents the yield based on the estimated timing and amount of future cash flows at period-end.

(6)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $20,557.

A summary of open financial instruments at July 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	600 U.S. 5-Year Treasury Note	Short	$(71,045,168)	$(72,867,188)	$(1,822,020)
9/11	550 U.S. 10-Year Treasury Note	Short	(66,945,312)	(69,128,125)	(2,182,813)
9/11	350 U.S. 30-Year Treasury Bond	Short	(43,391,797)	(44,843,750)	(1,451,953)
9/11	70 U.S. Ultra Long Treasury Bond	Short	(8,966,435)	(9,235,625)	(269,190)

					$(5,725,976)

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At July 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $5,725,976.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$418,133,330

Gross unrealized appreciation	$19,169,620
Gross unrealized depreciation	(777,069)

Net unrealized appreciation	$18,392,551

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$231,210,529	$—	$231,210,529
Collateralized Mortgage Obligations	—	22,984,455	—	22,984,455
Commercial Mortgage-Backed Securities	—	21,944,590	—	21,944,590
U.S. Government Agency Obligations	—	156,508,123	—	156,508,123
Short-Term Investments	—	3,878,184	—	3,878,184

Total Investments	$—	$436,525,881	$—	$436,525,881

Liability Description

Futures Contracts	$(5,725,976)	$—	$—	$(5,725,976)

Total	$(5,725,976)	$—	$—	$(5,725,976)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Strategic Income Fund
July 31, 2011 (Unaudited)

Eaton Vance Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2011, the Fund owned 8.6% of Boston Income Portfolio’s outstanding interests, 18.2% of Emerging Markets Local Income Portfolio’s outstanding interests, 6.5% of Floating Rate Portfolio’s outstanding interests, 9.3% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 14.0% of Global Macro Portfolio’s outstanding interests, 85.7% of Global Opportunities Portfolio’s outstanding interests, 17.2% of High Income Opportunities Portfolio’s outstanding interests, 72.7% of International Income Portfolio’s outstanding interests and 0.02% of Short-Term U.S. Government Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2011 is set forth below.

Eaton Vance
Strategic Income Fund
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 100.2%

Description	Value
Boston Income Portfolio (identified cost, $269,028,616)	$292,204,540
Emerging Markets Local Income Portfolio (identified cost, $140,806,106)	153,294,763
Floating Rate Portfolio (identified cost, $683,800,564)	714,727,838
Global Macro Absolute Return Advantage Portfolio (identified cost, $92,391,404)	94,569,790
Global Macro Portfolio (identified cost, $1,185,721,244)	1,231,092,468
Global Opportunities Portfolio (identified cost, $398,689,440)	426,894,202
High Income Opportunities Portfolio (identified cost, $137,889,346)	158,812,705
International Income Portfolio (identified cost, $140,381,827)	146,013,407
Short-Term U.S. Government Portfolio (identified cost, $0)	100,885

Total Investments in Affiliated Portfolios (identified cost $3,048,708,547)	$3,217,710,598

Short-Term Investments — 0.0%(1)

	Principal
Description	Amount	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/11	$148,208	$148,208

Total Short-Term Investments (identified cost $148,208)		$148,208

Total Investments — 100.2% (identified cost $3,048,856,755)(2)		$3,217,858,806

Other Assets, Less Liabilities — (0.2)%		$(6,956,413)

Net Assets — 100.0%		$3,210,902,393

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Cost for federal income taxes is the same.

The Fund did not have any open financial instruments at July 31, 2011.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

1

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$3,217,710,598	$—	$—	$3,217,710,598
Short-Term Investments	—	148,208	—	148,208

Total Investments	$3,217,710,598	$148,208	$—	$3,217,858,806

The Fund held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

2

Eaton Vance
Global Macro Absolute Return Fund
July 31, 2011 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2011, the value of the Fund’s investment in the Portfolio was $7,239,132,626 and the Fund owned 82.1% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio
July 31, 2011

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 19.6%

	Principal
Security	Amount		Value
Albania — 0.0%(1)
Republic of Albania, 7.50%, 11/4/15	EUR	1,000,000	$1,388,404

Total Albania			$1,388,404

Bermuda — 0.2%
Government of Bermuda, 5.603%, 7/20/20(2)	USD	16,113,000	$17,977,886

Total Bermuda			$17,977,886

Brazil — 0.1%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(3)	BRL	13,717,241	$8,671,894

Total Brazil			$8,671,894

Chile — 2.2%
Government of Chile, 3.00%, 1/1/15(3)	CLP	29,131,191,000	$64,141,470
Government of Chile, 6.00%, 3/1/17	CLP	2,390,000,000	5,225,088
Government of Chile, 6.00%, 1/1/18	CLP	1,720,000,000	3,733,096
Government of Chile, 6.00%, 3/1/18	CLP	56,865,000,000	123,420,045

Total Chile			$196,519,699

Congo — 0.2%
Republic of Congo, 3.00%, 6/30/29	USD	20,463,000	$14,324,100

Total Congo			$14,324,100

Costa Rica — 0.0%(1)
Titulo Propiedad Ud, 1.00%, 1/12/22(3)	CRC	1,360,811,118	$2,191,449
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	151,704,031	283,321

Total Costa Rica			$2,474,770

Dominican Republic — 1.0%
Dominican Republic, 16.00%, 7/10/20(2)	DOP	585,000,000	$15,206,848
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 13.00%, 2/25/13(4)	DOP	118,000,000	3,130,477
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 15.00%, 3/12/12(4)	DOP	91,000,000	2,438,719
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	2,439,100,000	63,390,574

Total Dominican Republic			$84,166,618

Georgia — 0.1%
Bank of Georgia Promissory Note, 7.00%, 5/18/12	USD	11,900,000	$11,990,241

Total Georgia			$11,990,241

Germany — 0.3%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000,000	$23,408,727

Total Germany			$23,408,727

1

	Principal
Security	Amount		Value
Greece — 0.2%
Hellenic Republic Government Bond, 3.70%, 7/20/15	EUR	5,000,000	$4,141,934
Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	9,775,000	8,612,354

Total Greece			$12,754,288

Israel — 0.4%
Israel Government Bond, 3.00%, 10/31/19(3)	ILS	55,562,580	$17,299,891
Israel Government Bond, 5.00%, 4/30/15(3)	ILS	46,898,557	15,564,250

Total Israel			$32,864,141

Philippines — 0.9%
Philippine Government International Bond, 6.25%, 1/14/36	PHP	3,480,000,000	$79,666,895

Total Philippines			$79,666,895

Poland — 0.4%
Poland Government Bond, 3.00%, 8/24/16(3)	PLN	88,808,424	$32,691,931

Total Poland			$32,691,931

Serbia — 3.2%
Serbia Treasury Bill, 0.00%, 4/5/12	RSD	574,890,000	$7,435,287
Serbia Treasury Bill, 0.00%, 7/12/12	RSD	166,180,000	2,077,518
Serbia Treasury Bill, 0.00%, 8/9/12	RSD	6,528,500,000	80,905,624
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	7,673,410,000	94,271,171
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	5,500,190,000	65,996,883
Serbia Treasury Bill, 0.00%, 1/24/13	RSD	235,430,000	2,774,826
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	2,814,850,000	32,271,527

Total Serbia			$285,732,836

Slovakia — 2.0%
Slovakia Government Bond, 0.00%, 1/27/12	EUR	125,407,000	$179,080,006

Total Slovakia			$179,080,006

South Africa — 3.1%
Republic of South Africa, 2.50%, 1/31/17(3)	ZAR	231,051,624	$36,485,655
Republic of South Africa, 2.60%, 3/31/28(3)	ZAR	383,141,123	57,079,886
Republic of South Africa, 2.75%, 1/31/22(3)	ZAR	388,285,846	59,099,860
Republic of South Africa, 5.50%, 12/7/23(3)	ZAR	233,632,362	45,351,527
Republic of South Africa, 6.50%, 6/2/14	USD	67,231,000	76,058,430

Total South Africa			$274,075,358

Sri Lanka — 0.4%
Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	36,130,000	$37,575,200

Total Sri Lanka			$37,575,200

Taiwan — 1.1%
Taiwan Government Bond, 0.25%, 10/21/11	TWD	287,500,000	$9,965,155
Taiwan Government Bond, 0.25%, 2/10/12	TWD	2,450,100,000	84,835,716

Total Taiwan			$94,800,871

Turkey — 1.9%
Turkey Government Bond, 3.00%, 1/6/21(3)	TRY	18,645,918	$10,899,366
Turkey Government Bond, 4.00%, 4/1/20(3)	TRY	247,148,039	156,026,509

Total Turkey			$166,925,875

2

	Principal
Security	Amount		Value
Uruguay — 0.1%
Republic of Uruguay, 5.00%, 9/14/18(3)	UYU	192,057,274	$11,710,275

Total Uruguay			$11,710,275

Venezuela — 1.1%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(5)	USD	103,797,000	$61,240,230
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(5)	USD	43,665,000	31,045,815

Total Venezuela			$92,286,045

Vietnam — 0.7%
Vietnam Government Bond, 7.86%, 10/23/12	VND	46,272,000,000	$2,147,075
Vietnam Government Bond, 8.30%, 11/14/12	VND	111,052,600,000	5,168,118
Vietnam Government Bond, 8.65%, 12/19/12	VND	138,816,000,000	6,468,383
Vietnam Government Bond, 8.65%, 12/26/12	VND	22,625,700,000	1,053,702
Vietnam Government Bond, 8.70%, 12/5/12	VND	37,046,600,000	1,729,239
Vietnam Government Bond, 9.80%, 7/6/13	VND	46,272,000,000	2,162,143
Vietnam Government Bond, 11.25%, 5/13/13	VND	82,274,300,000	3,940,647
Vietnam Government Bond, 11.40%, 4/26/13	VND	27,736,500,000	1,331,672
Vietnam Government Bond, 12.42%, 6/20/13	VND	817,940,300,000	39,910,761

Total Vietnam			$63,911,740

Total Foreign Government Bonds (identified cost $1,664,595,154)			$1,724,997,800

Foreign Corporate Bonds & Notes — 0.0%(1)

	Principal
Security	Amount		Value
Chile — 0.0%(1)
JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(3)	USD	3,671,198	$4,227,643

Total Chile (identified cost $3,000,000)			$4,227,643

Total Foreign Corporate Bonds & Notes (identified cost $3,000,000)			$4,227,643

Debt Obligations-United States — 20.6%

Corporate Bonds & Notes — 0.0%(1)

	Principal
Security	Amount	Value
Eaton Corp., 8.875%, 6/15/19	$500,000	$666,121

Total Corporate Bonds & Notes (identified cost $527,974)		$666,121

Collateralized Mortgage Obligations — 1.3%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$326,239	$380,024
Series 1548, Class Z, 7.00%, 7/15/23	372,671	373,983
Series 1650, Class K, 6.50%, 1/15/24	2,419,934	2,643,310
Series 1817, Class Z, 6.50%, 2/15/26	321,635	336,162
Series 1927, Class ZA, 6.50%, 1/15/27	1,132,849	1,139,654

3

	Principal
Security	Amount	Value
Series 2127, Class PG, 6.25%, 2/15/29	$1,467,422	$1,544,994
Series 2344, Class ZD, 6.50%, 8/15/31	2,352,537	2,621,866
Series 2458, Class ZB, 7.00%, 6/15/32	3,462,470	3,997,174

		$13,037,167

Federal National Mortgage Association:
Series 1992-180, Class F, 1.369%, 10/25/22(6)	$1,370,759	$1,397,040
Series 1993-16, Class Z, 7.50%, 2/25/23	1,322,979	1,542,081
Series 1993-79, Class PL, 7.00%, 6/25/23	959,781	1,099,297
Series 1993-104, Class ZB, 6.50%, 7/25/23	365,071	411,110
Series 1993-121, Class Z, 7.00%, 7/25/23	5,757,426	6,568,525
Series 1993-141, Class Z, 7.00%, 8/25/23	1,016,541	1,159,146
Series 1994-42, Class ZQ, 7.00%, 4/25/24	6,229,857	7,142,902
Series 1994-79, Class Z, 7.00%, 4/25/24	1,182,116	1,355,479
Series 1994-89, Class ZQ, 8.00%, 7/25/24	836,275	995,553
Series 1996-35, Class Z, 7.00%, 7/25/26	300,743	347,629
Series 1998-16, Class H, 7.00%, 4/18/28	794,074	921,333
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,435,241	1,650,666
Series 1999-25, Class Z, 6.00%, 6/25/29	2,297,666	2,555,964
Series 2000-2, Class ZE, 7.50%, 2/25/30	373,606	443,231
Series 2000-49, Class A, 8.00%, 3/18/27	1,069,876	1,281,975
Series 2001-31, Class ZA, 6.00%, 7/25/31	15,189,889	17,050,153
Series 2001-37, Class GA, 8.00%, 7/25/16	98,740	107,562
Series 2001-74, Class QE, 6.00%, 12/25/31	5,404,322	6,063,020
Series 2009-48, Class WA, 5.850%, 7/25/39(7)	13,804,999	15,481,029
Series G48, Class Z, 7.10%, 12/25/21	1,022,492	1,163,610
Series G92-60, Class Z, 7.00%, 10/25/22	2,610,804	2,974,502
Series G93-1, Class K, 6.675%, 1/25/23	1,557,286	1,766,074
Series G93-31, Class PN, 7.00%, 9/25/23	4,778,435	5,559,156
Series G93-41, Class ZQ, 7.00%, 12/25/23	9,928,748	11,553,578
Series G94-7, Class PJ, 7.50%, 5/17/24	1,532,637	1,812,296

		$92,402,911

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$1,110,247	$1,255,455
Series 1996-22, Class Z, 7.00%, 10/16/26	874,034	998,943
Series 1999-42, Class Z, 8.00%, 11/16/29	2,341,993	2,707,609
Series 2001-21, Class Z, 9.00%, 3/16/30	3,403,744	4,230,216
Series 2001-35, Class K, 6.45%, 10/26/23	360,693	405,819
Series 2002-48, Class OC, 6.00%, 9/16/30	2,044,706	2,102,134

		$11,700,176

Total Collateralized Mortgage Obligations (identified cost $109,766,696)		$117,140,254

Commercial Mortgage-Backed Securities — 0.4%

	Principal
Security	Amount	Value
ASC, Series 1996-MD6, Class A7, 8.335%, 11/13/29(7)	$3,404,003	$3,412,755
JPMCC, Series 2005-LDP5, Class AM, 5.247%, 12/15/44(7)	9,960,000	10,548,108
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(7)	6,021,796	6,303,814
WBCMT, Series 2004-C12, Class MAD, 5.262%, 7/15/41(2)(7)	9,653,630	10,591,184
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(7)	6,000,000	6,500,550

Total Commercial Mortgage-Backed Securities (identified cost $35,678,297)		$37,356,411

4

Mortgage Pass-Throughs — 11.5%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
2.931%, with maturity at 2035(8)	$6,895,194	$7,213,017
3.416%, with maturity at 2029(8)	1,405,196	1,443,620
3.904%, with maturity at 2023(8)	472,909	496,731
4.337%, with maturity at 2030(8)	1,867,926	2,024,948
4.50%, with maturity at 2018	4,696,272	5,023,566
5.00%, with various maturities to 2019	5,957,616	6,396,400
5.50%, with various maturities to 2019	16,242,864	17,558,359
6.00%, with various maturities to 2035(9)	50,730,524	57,472,217
6.50%, with various maturities to 2033	61,580,680	70,535,934
6.60%, with maturity at 2030	2,857,522	3,330,523
7.00%, with various maturities to 2036	59,723,190	69,742,971
7.31%, with maturity at 2026	307,784	356,622
7.50%, with various maturities to 2035	32,604,834	38,730,504
7.95%, with maturity at 2022	494,285	588,393
8.00%, with various maturities to 2031	8,913,291	10,786,417
8.15%, with maturity at 2021	247,709	293,870
8.30%, with maturity at 2021	84,518	98,439
8.47%, with maturity at 2018	181,174	211,011
8.50%, with various maturities to 2028	1,305,765	1,555,656
9.00%, with various maturities to 2027	2,388,057	2,858,885
9.50%, with maturity at 2027	267,571	331,984
9.75%, with maturity at 2016	4,658	5,407
10.00%, with various maturities to 2020	790,164	930,255
10.50%, with maturity at 2021	444,071	528,377
11.00%, with maturity at 2016	558,437	629,399

		$299,143,505

Federal National Mortgage Association:
2.38%, with maturity at 2028(8)	$268,465	$279,918
2.609%, with various maturities to 2035(8)	27,948,819	29,104,059
2.61%, with maturity at 2022(8)	2,766,804	2,846,165
2.626%, with maturity at 2027(8)	468,699	483,266
2.664%, with maturity at 2038(8)	1,614,101	1,678,655
2.681%, with maturity at 2035(8)	6,036,847	6,257,702
2.702%, with various maturities to 2033(8)	24,105,794	24,992,517
2.759%, with maturity at 2025(8)	1,690,812	1,757,390
2.959%, with maturity at 2024(8)	1,271,754	1,328,896
3.658%, with maturity at 2023(8)	156,012	163,318
3.67%, with maturity at 2034(8)	4,326,884	4,668,650
3.834%, with maturity at 2035(8)	15,305,255	16,557,952
4.317%, with maturity at 2035(8)	11,108,327	12,042,121
4.50%, with various maturities to 2018	6,179,310	6,606,824
5.00%, with various maturities to 2019(9)	30,608,918	32,851,090
5.50%, with various maturities to 2023(9)	25,562,420	27,719,039
6.00%, with various maturities to 2033	30,549,540	33,598,082
6.324%, with maturity at 2032(8)	4,703,943	5,099,369
6.50%, with various maturities to 2036	141,649,577	158,756,170
6.913%, with maturity at 2025(8)	233,439	248,977
7.00%, with various maturities to 2036	142,383,902	166,433,704
7.50%, with various maturities to 2034	19,986,411	23,195,303
8.00%, with various maturities to 2030	7,940,540	9,470,339
8.50%, with various maturities to 2037	12,290,024	15,195,297
9.00%, with various maturities to 2032	4,177,470	5,061,699
9.075%, with maturity at 2028(7)	659,524	767,235
9.50%, with various maturities to 2031	3,676,773	4,483,565
10.50%, with maturity at 2029	381,677	470,983
10.742%, with maturity at 2027(7)	650,631	766,008
11.00%, with maturity at 2016	25,220	27,546

5

	Principal
Security	Amount	Value
11.50%, with maturity at 2031	$594,346	$784,440

		$593,696,279

Government National Mortgage Association:
2.125%, with maturity at 2024(8)	669,819	694,416
6.50%, with various maturities to 2032	7,193,982	8,269,975
7.00%, with various maturities to 2035	54,940,167	64,779,255
7.50%, with various maturities to 2031	9,039,655	10,691,535
7.75%, with maturity at 2019	35,546	41,779
8.00%, with various maturities to 2034	22,981,696	27,318,309
8.30%, with various maturities to 2020	147,952	167,599
8.50%, with various maturities to 2021	1,349,960	1,535,419
9.00%, with various maturities to 2025	480,712	574,791
9.50%, with various maturities to 2026	1,661,389	2,107,731

		$116,180,809

Total Mortgage Pass-Throughs (identified cost $954,862,293)		$1,009,020,593

U.S. Government Agency Obligations — 4.5%

	Principal
Security	Amount	Value
Federal Home Loan Bank:
4.125%, 12/13/19	$20,000,000	$21,914,940
4.125%, 3/13/20	65,000,000	70,574,530
4.50%, 9/13/19	48,275,000	54,067,710
4.625%, 9/11/20	19,325,000	21,492,627
5.25%, 12/11/20	11,545,000	13,306,513
5.25%, 12/9/22	12,150,000	14,250,431
5.365%, 9/9/24	12,700,000	14,953,615
5.375%, 5/15/19	27,930,000	32,986,308
5.375%, 9/30/22	49,780,000	58,632,825
5.375%, 8/15/24	22,000,000	25,657,896
5.625%, 6/11/21	12,850,000	15,391,242
5.75%, 6/12/26	14,850,000	17,751,972

		$360,980,609

United States Agency for International Development — Israel:
5.50%, 12/4/23	$5,000,000	$5,981,845
5.50%, 4/26/24	22,500,000	27,004,793

		$32,986,638

Total U.S. Government Agency Obligations (identified cost $372,122,038)		$393,967,247

U.S. Treasury Obligations — 2.9%

	Principal
Security	Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(9)	$1,500,000	$2,158,242
U.S. Treasury Note, 1.00%, 10/31/11	50,000,000	50,109,400
U.S. Treasury Note, 1.125%, 1/15/12(9)	100,000,000	100,429,700
U.S. Treasury Note, 4.625%, 12/31/11	100,000,000	101,847,700

Total U.S. Treasury Obligations (identified cost $253,677,076)		$254,545,042

Total Debt Obligations-United States (identified cost $1,726,634,374)		$1,812,695,668

6

Common Stocks — 0.0%(1)

Security	Shares	Value
Indonesia — 0.0%(1)
APP China	8,155	$122,325

Total Indonesia (identified cost $1,522,635)		$122,325

Total Common Stocks (identified cost $1,522,635)		$122,325

Precious Metals — 3.3%

	Troy
Description	Ounces	Value
Gold(10)	66,263	$107,704,361
Platinum(10)	104,260	185,452,191

Total Precious Metals (identified cost $267,492,088)		$293,156,552

Currency Options Purchased — 0.0%(1)

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value
Euro Put Option	EUR	193,597	EUR	1.17	5/3/12	$1,846,833

Total Currency Options Purchased (identified cost $8,845,661)						$1,846,833

Put Options Purchased — 0.0%(1)

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value
KOSPI 200 Index	801,640,000	KRW	205	10/13/11	$154,637
KOSPI 200 Index	801,640,000	KRW	200	10/11/12	3,273,566
KOSPI 200 Index	134,100,000	KRW	200	12/13/12	620,485
Light Sweet Crude Oil Future 12/11	160	USD	80	11/15/11	267,200

Total Put Options Purchased (identified cost $16,802,504)					$4,315,888

Short-Term Investments — 56.5%

Foreign Government Securities — 43.6%

	Principal
	Amount
Security	(000’s omitted)		Value
Brazil — 3.4%
Letras Do Tesouro Nacional, 0.00%, 4/1/12	BRL	498,746	$296,829,204

Total Brazil			$296,829,204

Croatia — 0.9%
Croatia Treasury Bill, 0.00%, 8/4/11	EUR	998	$1,433,625
Croatia Treasury Bill, 0.00%, 8/25/11	EUR	6,011	8,622,458
Croatia Treasury Bill, 0.00%, 9/1/11	EUR	4,450	6,382,215
Croatia Treasury Bill, 0.00%, 9/8/11	EUR	33,115	47,468,558

7

	Principal
	Amount
Security	(000’s omitted)		Value
Croatia Treasury Bill, 0.00%, 9/15/11	EUR	9,706	$13,905,584

Total Croatia			$77,812,440

Georgia — 0.6%
Bank of Georgia Promissory Note, 7.00%, 2/22/12	USD	16,500	$16,614,643
Bank of Georgia Promissory Note, 7.00%, 3/9/12	USD	11,450	11,533,281
Bank of Georgia Promissory Note, 7.00%, 4/9/12	USD	11,450	11,540,201
Bank of Georgia Promissory Note, 7.00%, 6/18/12	USD	11,700	11,775,781
Bank of Georgia Promissory Note, 9.00%, 12/7/11	USD	5,875	5,952,977

Total Georgia			$57,416,883

Ghana — 0.0%(1)
Ghana Government Bond, 14.47%, 12/15/11	GHS	750	$501,871

Total Ghana			$501,871

Hong Kong — 3.1%
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	1,046,000	$134,205,803
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	1,046,000	134,206,474
Hong Kong Treasury Bill, 0.00%, 9/21/11	HKD	36,000	4,618,247

Total Hong Kong			$273,030,524

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 10/17/11	ISK	1,625,768	$11,926,658

Total Iceland			$11,926,658

Indonesia — 1.2%
Indonesia Treasury Bill, 0.00%, 8/4/11	IDR	301,489,000	$35,452,148
Indonesia Treasury Bill, 0.00%, 8/11/11	IDR	41,087,000	4,826,301
Indonesia Treasury Bill, 0.00%, 9/29/11	IDR	20,544,000	2,397,382
Indonesia Treasury Bill, 0.00%, 10/6/11	IDR	448,284,000	52,227,324
Indonesia Treasury Bill, 0.00%, 10/20/11	IDR	24,652,000	2,869,597
Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	41,087,000	4,717,521

Total Indonesia			$102,490,273

Israel — 6.9%
Israel Treasury Bill, 0.00%, 8/3/11	ILS	506,228	$147,899,797
Israel Treasury Bill, 0.00%, 9/7/11	ILS	440,737	128,446,981
Israel Treasury Bill, 0.00%, 10/5/11	ILS	206,533	60,002,705
Israel Treasury Bill, 0.00%, 11/2/11	ILS	252,794	73,265,379
Israel Treasury Bill, 0.00%, 12/7/11	ILS	208,625	60,269,163
Israel Treasury Bill, 0.00%, 1/4/12	ILS	319,608	92,087,800
Israel Treasury Bill, 0.00%, 2/29/12	ILS	169,646	48,616,897

Total Israel			$610,588,722

Kazakhstan — 2.2%
Kazakhstan National Bank, 0.00%, 8/5/11	KZT	1,202,160	$8,206,895
Kazakhstan National Bank, 0.00%, 8/12/11	KZT	3,102,431	21,177,528
Kazakhstan National Bank, 0.00%, 8/19/11	KZT	10,344,400	70,604,220
Kazakhstan National Bank, 0.00%, 9/2/11	KZT	721,575	4,923,627
Kazakhstan National Bank, 0.00%, 9/9/11	KZT	5,918,550	40,378,436
Kazakhstan National Bank, 0.00%, 11/25/11	KZT	6,661,951	45,323,281
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	114,903	777,570

Total Kazakhstan			$191,391,557

8

	Principal
	Amount
Security	(000’s omitted)		Value
Lebanon — 0.4%
Lebanon Treasury Bill, 0.00%, 8/11/11	LBP	5,144,000	$3,395,206
Lebanon Treasury Bill, 0.00%, 9/22/11	LBP	2,802,380	1,841,456
Lebanon Treasury Bill, 0.00%, 10/6/11	LBP	8,561,610	5,617,513
Lebanon Treasury Note, 6.18%, 1/26/12	LBP	5,000,000	3,331,142
Lebanon Treasury Note, 6.74%, 10/20/11	LBP	23,663,570	15,734,989
Lebanon Treasury Note, 6.86%, 10/6/11	LBP	4,520,730	3,003,602
Lebanon Treasury Note, 9.06%, 11/10/11	LBP	4,520,730	3,028,985

Total Lebanon			$35,952,893

Malaysia — 8.0%
Malaysia Treasury Bill, 0.00%, 8/9/11	MYR	239,382	$80,602,247
Malaysia Treasury Bill, 0.00%, 8/16/11	MYR	23,808	8,012,025
Malaysia Treasury Bill, 0.00%, 8/18/11	MYR	139,180	46,830,160
Malaysia Treasury Bill, 0.00%, 8/23/11	MYR	177,169	59,573,129
Malaysia Treasury Bill, 0.00%, 8/24/11	MYR	217,330	73,091,185
Malaysia Treasury Bill, 0.00%, 9/13/11	MYR	209,931	70,488,157
Malaysia Treasury Bill, 0.00%, 9/22/11	MYR	83,742	28,096,188
Malaysia Treasury Bill, 0.00%, 9/27/11	MYR	241,717	81,054,198
Malaysia Treasury Bill, 0.00%, 10/4/11	MYR	36,957	12,386,238
Malaysia Treasury Bill, 0.00%, 10/11/11	MYR	174,050	58,293,910
Malaysia Treasury Bill, 0.00%, 10/18/11	MYR	226,660	75,871,448
Malaysia Treasury Bill, 0.00%, 11/17/11	MYR	168,752	56,348,537
Malaysia Treasury Bill, 0.00%, 11/24/11	MYR	174,325	58,173,521

Total Malaysia			$708,820,943

Mexico — 2.9%
Mexico Treasury Bill, 0.00%, 8/11/11	MXN	511,300	$43,518,416
Mexico Treasury Bill, 0.00%, 8/25/11	MXN	477,814	40,603,178
Mexico Treasury Bill, 0.00%, 9/1/11	MXN	621,900	52,799,481
Mexico Treasury Bill, 0.00%, 10/6/11	MXN	593,380	50,170,849
Mexico Treasury Bill, 0.00%, 10/20/11	MXN	351,304	29,658,195
Mexico Treasury Bill, 0.00%, 11/17/11	MXN	413,170	34,761,434

Total Mexico			$251,511,553

Philippines — 1.1%
Philippine Treasury Bill, 0.00%, 8/3/11	PHP	92,040	$2,183,794
Philippine Treasury Bill, 0.00%, 8/24/11	PHP	154,390	3,656,712
Philippine Treasury Bill, 0.00%, 9/7/11	PHP	1,329,512	31,462,925
Philippine Treasury Bill, 0.00%, 9/21/11	PHP	950,200	22,458,176
Philippine Treasury Bill, 0.00%, 10/5/11	PHP	475,485	11,238,353
Philippine Treasury Bill, 0.00%, 10/19/11	PHP	377,850	8,917,127
Philippine Treasury Bill, 0.00%, 11/2/11	PHP	574,440	13,552,600
Philippine Treasury Bill, 0.00%, 1/11/12	PHP	36,160	849,237

Total Philippines			$94,318,924

Romania — 3.1%
Romania Treasury Bill, 0.00%, 11/9/11	RON	39,120	$13,124,859
Romania Treasury Bill, 0.00%, 12/14/11	RON	34,000	11,342,382
Romania Treasury Bill, 0.00%, 12/28/11	RON	51,130	17,009,838
Romania Treasury Bill, 0.00%, 3/21/12	RON	241,460	79,306,250
Romania Treasury Bill, 0.00%, 4/11/12	RON	196,410	64,019,715
Romania Treasury Bill, 0.00%, 5/2/12	RON	245,380	80,068,660
Romania Treasury Bill, 0.00%, 6/20/12	RON	15,720	5,076,101
Romania Treasury Bill, 0.00%, 7/11/12	RON	14,470	4,648,629

Total Romania			$274,596,434

9

	Principal
	Amount
Security	(000’s omitted)		Value
Serbia — 1.7%
Serbia Treasury Bill, 0.00%, 11/1/11	RSD	163,580	$2,224,784
Serbia Treasury Bill, 0.00%, 11/15/11	RSD	169,040	2,288,687
Serbia Treasury Bill, 0.00%, 12/13/11	RSD	808,740	10,850,926
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	3,909,800	50,805,475
Serbia Treasury Bill, 0.00%, 4/26/12	RSD	1,975,050	25,363,319
Serbia Treasury Bill, 0.00%, 6/7/12	RSD	903,800	11,424,144
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	3,790,560	47,477,388

Total Serbia			$150,434,723

South Korea — 1.1%
Korea Monetary Stabilization Bond, 0.00%, 8/2/11	KRW	21,452,680	$20,345,648
Korea Monetary Stabilization Bond, 0.00%, 8/23/11	KRW	26,171,630	24,770,848
Korea Monetary Stabilization Bond, 0.00%, 8/30/11	KRW	1,746,950	1,652,263
Korea Monetary Stabilization Bond, 0.00%, 9/20/11	KRW	16,752,600	15,811,378
Korea Monetary Stabilization Bond, 0.00%, 10/11/11	KRW	21,577,100	20,323,095
Korea Monetary Stabilization Bond, 0.00%, 10/18/11	KRW	12,116,060	11,405,759

Total South Korea			$94,308,991

Sri Lanka — 1.2%
Sri Lanka Treasury Bill, 0.00%, 8/5/11	LKR	1,161,300	$10,597,592
Sri Lanka Treasury Bill, 0.00%, 10/7/11	LKR	706,080	6,366,655
Sri Lanka Treasury Bill, 0.00%, 1/20/12	LKR	1,357,000	11,998,818
Sri Lanka Treasury Bill, 0.00%, 2/17/12	LKR	600,000	5,276,793
Sri Lanka Treasury Bill, 0.00%, 3/9/12	LKR	1,287,380	11,276,190
Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	545,550	4,772,005
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	1,911,190	16,694,755
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	1,269,800	11,041,285
Sri Lanka Treasury Bill, 0.00%, 5/11/12	LKR	272,010	2,358,746
Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	1,773,550	15,142,828
Sri Lanka Treasury Bill, 0.00%, 7/20/12	LKR	1,255,000	10,699,319

Total Sri Lanka			$106,224,986

Thailand — 1.3%
Bank of Thailand, 0.00%, 8/4/11	THB	498,000	$16,695,333
Bank of Thailand, 0.00%, 8/4/11	THB	1,708,332	57,269,860
Bank of Thailand, 0.00%, 8/11/11	THB	1,335,582	44,748,536

Total Thailand			$118,713,729

Turkey — 1.4%
Turkey Government Bond, 0.00%, 8/3/11	TRY	49,355	$29,215,308
Turkey Government Bond, 0.00%, 11/16/11	TRY	48,119	27,843,903
Turkey Government Bond, 0.00%, 1/25/12	TRY	119,300	67,948,071

Total Turkey			$125,007,282

Uruguay — 2.0%
Uruguay Treasury Bill, 0.00%, 8/2/11	UYU	220,364	$11,973,509
Uruguay Treasury Bill, 0.00%, 8/5/11	UYU	35,900	1,949,252
Uruguay Treasury Bill, 0.00%, 8/11/11	UYU	61,790	3,350,269
Uruguay Treasury Bill, 0.00%, 8/12/11	UYU	69,150	3,748,450
Uruguay Treasury Bill, 0.00%, 8/16/11	UYU	20,550	1,112,943
Uruguay Treasury Bill, 0.00%, 8/17/11	UYU	57,298	3,102,342
Uruguay Treasury Bill, 0.00%, 8/18/11	UYU	100,459	5,437,954
Uruguay Treasury Bill, 0.00%, 8/30/11	UYU	144,069	7,776,769
Uruguay Treasury Bill, 0.00%, 9/2/11	UYU	30,800	1,661,765
Uruguay Treasury Bill, 0.00%, 9/7/11	UYU	102,452	5,520,935
Uruguay Treasury Bill, 0.00%, 9/8/11	UYU	68,300	3,679,642

10

	Principal
	Amount
Security	(000’s omitted)		Value
Uruguay Treasury Bill, 0.00%, 9/13/11	UYU	67,200	$3,615,934
Uruguay Treasury Bill, 0.00%, 9/16/11	UYU	162,992	8,763,834
Uruguay Treasury Bill, 0.00%, 9/27/11	UYU	108,428	5,813,941
Uruguay Treasury Bill, 0.00%, 9/28/11	UYU	75,380	4,040,893
Uruguay Treasury Bill, 0.00%, 9/29/11	UYU	117,340	6,288,646
Uruguay Treasury Bill, 0.00%, 10/19/11	UYU	92,000	4,905,325
Uruguay Treasury Bill, 0.00%, 10/20/11	UYU	40,200	2,142,855
Uruguay Treasury Bill, 0.00%, 10/21/11	UYU	222,713	11,868,563
Uruguay Treasury Bill, 0.00%, 11/9/11	UYU	14,810	785,506
Uruguay Treasury Bill, 0.00%, 11/10/11	UYU	58,900	3,123,123
Uruguay Treasury Bill, 0.00%, 11/17/11	UYU	81,422	4,309,303
Uruguay Treasury Bill, 0.00%, 11/22/11	UYU	133,796	7,071,754
Uruguay Treasury Bill, 0.00%, 11/25/11	UYU	150,177	7,931,175
Uruguay Treasury Bill, 0.00%, 11/30/11	UYU	67,987	3,585,713
Uruguay Treasury Bill, 0.00%, 12/20/11	UYU	90,510	4,747,551
Uruguay Treasury Bill, 0.00%, 12/21/11	UYU	70,900	3,717,913
Uruguay Treasury Bill, 0.00%, 12/30/11	UYU	32,130	1,680,650
Uruguay Treasury Bill, 0.00%, 1/17/12	UYU	86,600	4,508,052
Uruguay Treasury Bill, 0.00%, 2/1/12	UYU	47,100	2,442,042
Uruguay Treasury Bill, 0.00%, 2/3/12	UYU	21,600	1,119,281
Uruguay Treasury Bill, 0.00%, 2/14/12	UYU	125,184	6,466,487
Uruguay Treasury Bill, 0.00%, 3/9/12	UYU	40,000	2,051,367
Uruguay Treasury Bill, 0.00%, 3/13/12	UYU	135,900	6,961,363
Uruguay Treasury Bill, 0.00%, 4/10/12	UYU	30,500	1,549,833
Uruguay Treasury Bill, 0.00%, 4/13/12	UYU	114,601	5,818,088
Uruguay Treasury Bill, 0.00%, 5/18/12	UYU	72,128	3,623,705
Uruguay Treasury Bill, 0.00%, 6/22/12	UYU	69,500	3,456,112
Uruguay Treasury Bill, 0.00%, 7/20/12	UYU	85,200	4,200,784

Total Uruguay			$175,903,623

Vietnam — 0.3%
Vietnam Government Bond, 7.15%, 6/13/12	VND	46,308,200	$2,163,358
Vietnam Government Bond, 10.90%, 5/24/12	VND	46,308,200	2,226,200
Vietnam Government Bond, 11.00%, 5/17/12	VND	46,308,200	2,234,507
Vietnam Government Bond, 11.30%, 4/26/12	VND	323,388,100	15,590,204

Total Vietnam			$22,214,269

Zambia — 0.7%
Zambia Treasury Bill, 0.00%, 8/15/11	ZMK	17,755,000	$3,685,906
Zambia Treasury Bill, 0.00%, 8/29/11	ZMK	28,255,000	5,848,691
Zambia Treasury Bill, 0.00%, 9/12/11	ZMK	20,035,000	4,135,197
Zambia Treasury Bill, 0.00%, 10/10/11	ZMK	7,500,000	1,539,097
Zambia Treasury Bill, 0.00%, 10/17/11	ZMK	8,000,000	1,639,348
Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	72,865,000	14,673,410
Zambia Treasury Bill, 0.00%, 12/19/11	ZMK	10,075,000	2,023,420
Zambia Treasury Bill, 0.00%, 12/26/11	ZMK	11,000,000	2,203,050
Zambia Treasury Bill, 0.00%, 1/2/12	ZMK	11,000,000	2,196,731
Zambia Treasury Bill, 0.00%, 1/9/12	ZMK	16,250,000	3,235,582
Zambia Treasury Bill, 0.00%, 1/16/12	ZMK	9,700,000	1,925,521
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	7,330,000	1,421,234
Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	87,660,000	16,944,661

Total Zambia			$61,471,848

Total Foreign Government Securities (identified cost $3,801,440,026)			$3,841,468,330

11

U.S. Treasury Obligations — 3.8%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/4/11	$100,000	$99,997,900
U.S. Treasury Bill, 0.00%, 8/11/11	100,000	99,992,900
U.S. Treasury Bill, 0.00%, 8/18/11	100,000	99,991,600
U.S. Treasury Bill, 0.00%, 9/15/11(9)	23,000	22,997,999
U.S. Treasury Bill, 0.00%, 10/6/11	2,742	2,741,574
U.S. Treasury Bill, 0.00%, 10/20/11(9)	555	554,901
U.S. Treasury Bill, 0.00%, 10/27/11(9)	8,804	8,802,089

Total U.S. Treasury Obligations (identified cost $335,095,450)		$335,078,963

Repurchase Agreements — 6.7%

	Principal
	Amount
Description	(000’s omitted)		Value
Bank of America:
Dated 2/3/11 with a maturity date of 10/28/11, an interest rate of 1.20% and repurchase proceeds of EUR 14,752,725, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $19,794,877.	EUR	14,625	$21,014,652
Dated 5/4/11 with an interest rate of 0.35%, collateralized by $9,000,000 Turkey Government Bond 6.875%, due 3/17/36 and a market value, including accrued interest, of $10,208,613.(11)		$10,080	10,080,000
Dated 7/1/11 with a maturity date of 9/8/11, an interest rate of 0.85% payable by the Portfolio and repurchase proceeds of $14,229,140, collateralized by $15,000,000 Republic of Belarus 8.75%, due 8/3/15 and a market value, including accrued interest, of $13,961,458.		$14,250	14,250,000
Dated 7/12/11 with a maturity date of 10/17/11, an interest rate of 0.85% payable by the Portfolio and repurchase proceeds of $1,829,680, collateralized by $2,000,000 Republic of Belarus 8.75%, due 8/3/15 and a market value, including accrued interest, of $1,861,528.		$1,834	1,833,750
Dated 7/13/11 with an interest rate of 0.45%, collateralized by $22,300,000 Turkey Government Bond 7.00%, due 6/5/20 and a market value, including accrued interest, of $26,166,572.(11)		$25,779	25,778,800
Dated 7/25/11 with a maturity date of 9/1/11, an interest rate of 1.03% and repurchase proceeds of EUR 83,708,947, collateralized by EUR 83,830,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $119,825,298.	EUR	83,620	120,154,129
Dated 7/25/11 with an interest rate of 0.35%, collateralized by $20,400,000 Turkey Government Bond 11.875%, due 1/15/30 and a market value, including accrued interest, of $34,889,667.(11)		$34,762	34,761,600
Dated 7/27/11 with a maturity date of 8/22/11, an interest rate of 0.90% and repurchase proceeds of EUR 67,776,334, collateralized by EUR 63,600,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $97,331,865.	EUR	67,734	97,326,936
Dated 7/28/11 with a maturity date of 8/22/11, an interest rate of 0.95% and repurchase proceeds of EUR 52,530,895, collateralized by EUR 49,530,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $75,799,485.	EUR	52,502	75,439,799
Dated 7/29/11 with a maturity date of 11/3/11, an interest rate of 0.96% and repurchase proceeds of EUR 13,531,600, collateralized by EUR 12,520,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $19,408,372.	EUR	13,498	19,395,446
Barclays Bank PLC:
Dated 7/1/11 with a maturity date of 9/6/11, an interest rate of 0.70% payable by the Portfolio and repurchase proceeds of $6,022,810, collateralized by $6,400,000 Republic of Belarus 8.75%, due 8/3/15 and a market value, including accrued interest, of $5,956,889.		$6,030	6,030,080
Citibank:
Dated 7/27/11 with a maturity date of 8/25/11, an interest rate of 1.06% and repurchase proceeds of EUR 66,455,929, collateralized by EUR 62,650,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $95,878,008.	EUR	66,409	95,423,045

12

	Principal
	Amount
Description	(000’s omitted)		Value
Dated 7/29/11 with a maturity date of 11/3/11, an interest rate of 1.00% and repurchase proceeds of EUR 47,013,940, collateralized by EUR 43,520,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $67,464,245.	EUR	46,893	$67,380,231

Total Repurchase Agreements (identified cost $588,604,450)			$588,868,468

Other Securities — 2.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(12)	$214,091	$214,091,254

Total Other Securities (identified cost $214,091,254)		$214,091,254

Total Short-Term Investments (identified cost $4,939,231,179)		$4,979,507,015

Total Investments — 100.0% (identified cost $8,628,123,596)		$8,820,869,724

Other Assets, Less Liabilities — 0.0%(1)		$(624,222)

Net Assets — 100.0%		$8,820,245,502

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ASC	-	Asset Securitization Corp.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

MLMT	-	Merrill Lynch Mortgage Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GHS	-	Ghanaian Cedi

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZAR	-	South African Rand

ZMK	-	Zambian Kwacha

(1)		Amount is less than 0.05%.

(2)		Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $81,351,118 or 0.9% of the Portfolio’s net assets.

(3)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

13

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(6)	Floating-rate security.

(7)	Weighted average fixed-rate coupon that changes/updates monthly.

(8)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2011.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(10)	Non-income producing.

(11)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(12)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $209,437.

Securities Sold Short

Foreign Government Bonds

	Principal
	Amount
Security	(000’s omitted)		Value
Belarus
Republic of Belarus, 8.75%, 8/3/15	USD	(23,400)	$(20,767,500)

Total Belarus			$(20,767,500)

Belgium
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(68,000)	(94,116,288)

Total Belgium			$(94,116,288)

France
Government of France, 3.75%, 4/25/17	EUR	(56,040)	(86,061,863)
Government of France, 4.00%, 10/25/38	EUR	(175,780)	(261,259,015)

Total France			$(347,320,878)

Spain
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(19,789,444)

Total Spain			$(19,789,444)

Total Foreign Government Bonds (proceeds $469,860,646)			$(481,994,110)

Total Securities Sold Short (proceeds $469,860,646)			$(481,994,110)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2011 were $306,501,301 or 3.5% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

14

A summary of open financial instruments at July 31, 2011 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
8/29/11	Gold 38,270 Troy Ounces	United States Dollar 58,196,971	Citigroup Global Markets	$(3,676,243)
10/27/11	Gold 29,799 Troy Ounces	United States Dollar 42,478,859	Citigroup Global Markets	(5,786,530)
4/26/12	Gold 61,122 Troy Ounces	United States Dollar 87,719,489	Citigroup Global Markets	(11,835,322)

				$(21,298,095)

(1) Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
8/2/11	New Zealand Dollar 42,664,000	United States Dollar 36,691,040	Bank of America	$(806,345)
8/3/11	Israeli Shekel 48,930,000	United States Dollar 13,561,530	Barclays Bank PLC	(737,294)
8/3/11	Israeli Shekel 260,982,100	United States Dollar 74,799,261	Deutsche Bank	(1,467,594)
8/3/11	South African Rand 959,990,351	United States Dollar 140,225,437	Standard Bank	(3,400,176)
8/4/11	Euro 998,000	United States Dollar 1,316,152	Deutsche Bank	(117,811)
8/4/11	Thai Baht 555,000,000	United States Dollar 18,054,652	Barclays Bank PLC	(550,628)
8/4/11	Thai Baht 498,000,000	United States Dollar 16,041,230	Barclays Bank PLC	(653,237)
8/4/11	Thai Baht 553,332,000	United States Dollar 17,774,880	Barclays Bank PLC	(774,484)
8/4/11	Thai Baht 600,000,000	United States Dollar 19,295,707	HSBC Bank USA	(818,109)
8/5/11	Japanese Yen 6,004,300,000	United States Dollar 74,273,874	Goldman Sachs, Inc.	(3,722,379)
8/5/11	Sri Lankan Rupee 1,161,300,000	United States Dollar 9,989,677	HSBC Bank USA	(618,208)
8/11/11	Mexican Peso 511,300,000	United States Dollar 41,994,169	Barclays Bank PLC	(1,531,742)
8/11/11	Thai Baht 457,631,000	United States Dollar 14,846,099	Bank of America	(485,648)
8/11/11	Thai Baht 877,951,000	United States Dollar 28,500,276	Barclays Bank PLC	(913,209)
8/15/11	South African Rand 656,396,500	United States Dollar 95,998,084	Bank of America	(2,034,365)
8/18/11	South African Rand 178,800,000	United States Dollar 25,983,840	Nomura International PLC	(708,150)
8/19/11	New Taiwan Dollar 635,010,000	United States Dollar 22,129,639	Bank of America	105,313
8/19/11	New Taiwan Dollar 702,460,000	United States Dollar 24,493,027	Citigroup Global Markets	129,302
8/19/11	New Taiwan Dollar 594,320,000	United States Dollar 20,718,843	Credit Suisse	105,785
8/19/11	New Taiwan Dollar 728,150,000	United States Dollar 25,393,200	HSBC Bank USA	138,458

15

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
8/22/11	Euro 209,749,971	United States Dollar 294,238,307	Deutsche Bank	$(7,021,335)
8/22/11	Euro 229,325,176	United States Dollar 322,109,454	HSBC Bank USA	(7,265,660)
8/22/11	Euro 230,433,261	United States Dollar 323,274,131	JPMorgan Chase Bank	(7,692,504)
8/25/11	Euro 6,011,000	United States Dollar 7,574,461	Deutsche Bank	(1,058,458)
8/25/11	Euro 63,794,060	United States Dollar 91,646,547	Standard Bank	26,353
8/25/11	Mexican Peso 477,814,000	United States Dollar 40,992,965	Bank of America	369,966
8/25/11	New Taiwan Dollar 649,260,000	United States Dollar 22,616,783	Credit Suisse	97,311
8/25/11	New Taiwan Dollar 634,210,000	United States Dollar 22,094,060	Goldman Sachs, Inc.	96,594
8/26/11	New Taiwan Dollar 613,640,000	United States Dollar 21,340,289	Bank of America	56,147
8/29/11	Malaysian Ringgit 92,254,000	United States Dollar 31,373,576	Bank of America	245,018
8/29/11	Malaysian Ringgit 92,254,000	United States Dollar 31,378,912	Credit Suisse	250,354
8/29/11	Malaysian Ringgit 92,623,000	United States Dollar 31,504,422	Goldman Sachs, Inc.	251,355
8/29/11	South African Rand 269,403,398	United States Dollar 37,610,414	Bank of America	(2,542,772)
8/31/11	Euro 207,304,000	United States Dollar 297,230,402	Goldman Sachs, Inc.	(458,387)
8/31/11	New Taiwan Dollar 637,465,000	United States Dollar 22,207,455	Credit Suisse	96,200
9/1/11	Euro 4,450,000	United States Dollar 5,644,736	Deutsche Bank	(745,332)
9/1/11	Euro 15,645,865	United States Dollar 22,554,078	JPMorgan Chase Bank	87,081
9/1/11	Mexican Peso 621,900,000	United States Dollar 53,301,907	Barclays Bank PLC	462,924
9/7/11	Israeli Shekel 100,876,300	United States Dollar 28,858,904	Barclays Bank PLC	(555,799)
9/7/11	Israeli Shekel 260,936,200	United States Dollar 74,642,771	Deutsche Bank	(1,444,087)
9/8/11	Euro 33,115,000	United States Dollar 42,050,752	Citigroup Global Markets	(5,493,002)
9/15/11	Euro 9,706,000	United States Dollar 12,603,629	Deutsche Bank	(1,328,915)
9/15/11	South African Rand 617,914,707	United States Dollar 89,781,865	Bank of America	(2,085,036)
9/20/11	New Taiwan Dollar 622,500,000	United States Dollar 21,592,092	Bank of America	(3,854)
9/20/11	New Taiwan Dollar 711,600,000	United States Dollar 24,678,342	Barclays Bank PLC	(8,686)
9/20/11	New Taiwan Dollar 633,600,000	United States Dollar 21,973,296	Deutsche Bank	(7,734)
9/20/11	New Taiwan Dollar 707,300,000	United States Dollar 24,524,965	HSBC Bank USA	(12,886)
9/22/11	South African Rand 391,770,228	United States Dollar 56,905,300	Bank of America	(1,280,079)
9/26/11	New Taiwan Dollar 666,782,000	United States Dollar 23,186,772	Bank of America	53,340
9/26/11	New Taiwan Dollar 666,728,000	United States Dollar 23,176,835	Credit Suisse	45,276

16

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
9/30/11	New Taiwan Dollar 320,000,000	United States Dollar 11,166,556	Bank of America	$64,032
9/30/11	New Taiwan Dollar 320,000,000	United States Dollar 11,166,556	Goldman Sachs, Inc.	64,032
10/3/11	Malaysian Ringgit 61,500,000	United States Dollar 20,759,494	Bank of America	32,883
10/3/11	Malaysian Ringgit 68,500,000	United States Dollar 23,120,802	HSBC Bank USA	35,065
10/5/11	Israeli Shekel 23,121,000	United States Dollar 6,380,847	Barclays Bank PLC	(347,924)
10/5/11	Israeli Shekel 183,411,800	United States Dollar 52,410,859	Citigroup Global Markets	(966,419)
10/7/11	Sri Lankan Rupee 706,080,000	United States Dollar 6,240,212	HSBC Bank USA	(178,930)
10/26/11	New Taiwan Dollar 353,963,000	United States Dollar 12,332,776	BNP Paribas SA	46,496
10/26/11	New Taiwan Dollar 317,135,000	United States Dollar 11,049,615	Goldman Sachs, Inc.	41,659
11/2/11	Israeli Shekel 10,028,000	United States Dollar 2,742,888	Barclays Bank PLC	(170,280)
11/2/11	Israeli Shekel 72,366,000	United States Dollar 20,416,420	Deutsche Bank	(606,152)
11/2/11	Israeli Shekel 39,200,000	United States Dollar 10,593,163	Deutsche Bank	(794,572)
11/2/11	Malaysian Ringgit 68,500,000	United States Dollar 23,092,742	Barclays Bank PLC	30,322
11/2/11	Malaysian Ringgit 61,500,000	United States Dollar 20,741,990	Credit Suisse	36,313
1/20/12	Sri Lankan Rupee 1,357,000,000	United States Dollar 12,056,864	Standard Chartered Bank	(206,128)
1/25/12	New Turkish Lira 119,300,000	United States Dollar 69,067,331	Deutsche Bank	723,744
1/27/12	Euro 67,367,000	United States Dollar 93,784,969	Deutsche Bank	(2,591,032)
1/27/12	Euro 24,280,000	United States Dollar 30,267,448	Deutsche Bank	(4,467,798)
1/27/12	Euro 33,760,000	United States Dollar 41,519,640	Deutsche Bank	(6,777,802)
2/17/12	Sri Lankan Rupee 600,000,000	United States Dollar 5,302,696	HSBC Bank USA	(111,245)
2/29/12	Israeli Shekel 169,646,000	United States Dollar 46,389,390	Deutsche Bank	(2,590,850)
3/9/12	Sri Lankan Rupee 1,287,380,000	United States Dollar 11,453,559	Standard Chartered Bank	(151,778)
3/16/12	Sri Lankan Rupee 545,550,000	United States Dollar 4,823,607	Standard Chartered Bank	(92,808)
3/23/12	Sri Lankan Rupee 1,911,190,000	United States Dollar 16,950,687	HSBC Bank USA	(267,241)
4/3/12	Brazilian Real 90,585,000	United States Dollar 54,000,000	Bank of America	(1,069,287)
4/3/12	Brazilian Real 137,214,000	United States Dollar 81,529,412	Deutsche Bank	(1,887,017)
4/3/12	Brazilian Real 152,427,000	United States Dollar 90,622,473	Nomura International PLC	(2,042,385)
4/3/12	Brazilian Real 44,140,000	United States Dollar 26,598,373	Standard Bank	(235,632)
4/3/12	Brazilian Real 88,683,000	United States Dollar 52,850,417	Standard Chartered Bank	(1,062,588)
4/27/12	Sri Lankan Rupee 1,269,800,000	United States Dollar 11,217,314	Standard Chartered Bank	(204,318)

17

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
5/11/12	Sri Lankan Rupee 272,010,000	United States Dollar 2,413,576	Standard Chartered Bank	$(30,622)
7/13/12	Sri Lankan Rupee 1,773,550,000	United States Dollar 15,736,912	Standard Chartered Bank	(111,891)

				$(81,617,281)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/2/11	New Zealand Dollar 22,455,000	United States Dollar 19,622,975	Credit Suisse	$112,722
8/2/11	New Zealand Dollar 20,209,000	United States Dollar 17,690,655	Goldman Sachs, Inc.	71,033
8/4/11	Czech Koruna 1,379,741,464	Euro 57,224,564	Deutsche Bank	(215,451)
8/4/11	Serbian Dinar 900,175,000	Euro 8,846,644	Barclays Bank PLC	(98,059)
8/4/11	Serbian Dinar 940,188,000	Euro 9,208,501	JPMorgan Chase Bank	(57,333)
8/5/11	Polish Zloty 135,946,860	Euro 34,019,459	Bank of America	(35,266)
8/8/11	Ghanaian Cedi 7,720,000	United States Dollar 5,000,000	JPMorgan Chase Bank	96,112
8/8/11	Indonesian Rupiah 146,356,000,000	United States Dollar 17,037,951	Bank of America	180,238
8/8/11	Indonesian Rupiah 153,690,000,000	United States Dollar 17,893,818	Citigroup Global Markets	187,187
8/8/11	Indonesian Rupiah 201,250,000,000	United States Dollar 23,436,590	Deutsche Bank	239,656
8/8/11	Indonesian Rupiah 146,356,000,000	United States Dollar 17,037,951	Goldman Sachs, Inc.	180,238
8/8/11	Israeli Shekel 65,219,300	United States Dollar 19,165,800	Deutsche Bank	(112,587)
8/8/11	Singapore Dollar 116,008,000	United States Dollar 94,501,762	Bank of America	1,843,635
8/8/11	Swedish Krona 32,445,000	Euro 3,518,751	Citigroup Global Markets	99,975
8/8/11	Swedish Krona 789,011,000	Euro 86,821,858	Credit Suisse	633,340
8/9/11	Ghanaian Cedi 7,685,000	United States Dollar 5,000,000	JPMorgan Chase Bank	71,708
8/9/11	Ghanaian Cedi 7,685,000	United States Dollar 5,000,000	Standard Bank	71,708
8/9/11	South Korean Won 27,895,000,000	United States Dollar 25,714,417	Bank of America	739,930
8/9/11	South Korean Won 30,585,000,000	United States Dollar 28,188,940	Barclays Bank PLC	816,481
8/9/11	South Korean Won 28,348,000,000	United States Dollar 26,129,597	Credit Suisse	754,355
8/9/11	Yuan Renminbi 61,650,000	United States Dollar 9,212,493	Bank of America	366,587
8/9/11	Yuan Renminbi 62,310,000	United States Dollar 9,315,294	Goldman Sachs, Inc.	366,336
8/9/11	Yuan Renminbi 66,850,000	United States Dollar 9,989,540	Standard Chartered Bank	397,508
8/10/11	South Korean Won 28,097,000,000	United States Dollar 25,880,348	Deutsche Bank	764,996

18

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/10/11	South Korean Won 27,106,800,000	United States Dollar 24,968,268	HSBC Bank USA	$738,036
8/11/11	Czech Koruna 1,200,000,000	Euro 49,468,625	BNP Paribas SA	252,516
8/11/11	Indian Rupee 429,800,000	United States Dollar 9,648,172	Goldman Sachs, Inc.	70,349
8/12/11	Yuan Renminbi 53,085,000	United States Dollar 7,955,193	Bank of America	293,456
8/12/11	Yuan Renminbi 66,775,000	United States Dollar 10,012,746	Credit Suisse	363,132
8/15/11	New Turkish Lira 256,446,590	United States Dollar 154,337,139	Credit Suisse	(2,928,105)
8/15/11	Serbian Dinar 2,208,864,000	Euro 21,131,388	Bank of America	504,537
8/15/11	Serbian Dinar 2,782,389,000	Euro 27,013,485	Citigroup Global Markets	67,556
8/15/11	Zambian Kwacha 7,455,000,000	United States Dollar 1,535,135	Standard Chartered Bank	13,092
8/16/11	Mexican Peso 763,346,000	United States Dollar 64,888,303	Standard Bank	63,886
8/16/11	Polish Zloty 61,468,875	Euro 15,411,913	Goldman Sachs, Inc.	(79,232)
8/16/11	South Korean Won 32,149,500,000	United States Dollar 29,622,685	Bank of America	861,867
8/16/11	South Korean Won 35,515,200,000	United States Dollar 32,723,855	Barclays Bank PLC	952,095
8/16/11	South Korean Won 11,750,000,000	United States Dollar 10,806,585	Barclays Bank PLC	334,910
8/18/11	Czech Koruna 810,338,000	Euro 33,182,695	Credit Suisse	495,024
8/18/11	Indian Rupee 99,700,000	United States Dollar 2,231,034	Credit Suisse	21,975
8/22/11	Indonesian Rupiah 223,898,000,000	United States Dollar 25,926,123	Citigroup Global Markets	432,073
8/22/11	Indonesian Rupiah 204,616,000,000	United States Dollar 23,690,633	Credit Suisse	397,607
8/23/11	Indonesian Rupiah 208,469,750,000	United States Dollar 24,033,866	Bank of America	509,219
8/23/11	Indonesian Rupiah 58,321,000,000	United States Dollar 6,738,417	Deutsche Bank	127,698
8/24/11	Yuan Renminbi 35,120,000	United States Dollar 5,259,060	Bank of America	199,103
8/25/11	Czech Koruna 1,217,947,417	Euro 49,912,809	Credit Suisse	695,422
8/25/11	Indian Rupee 650,210,000	United States Dollar 14,579,419	Credit Suisse	104,958
8/25/11	Indian Rupee 601,700,000	United States Dollar 13,493,210	HSBC Bank USA	95,615
8/25/11	Singapore Dollar 58,642,000	United States Dollar 48,341,810	Bank of America	362,525
8/30/11	Norwegian Krone 395,653,000	Euro 50,929,441	Goldman Sachs, Inc.	223,588
8/30/11	Norwegian Krone 445,920,000	Euro 57,414,531	Nomura International PLC	231,034
8/30/11	Philippine Peso 185,400,000	United States Dollar 4,373,054	HSBC Bank USA	16,687
8/31/11	Czech Koruna 51,840,000	Euro 2,137,335	Credit Suisse	11,372
8/31/11	Georgian Lari 940,800	United States Dollar 500,000	Liberty Capital	68,288

19

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/31/11	Polish Zloty 381,795,500	Euro 95,083,753	Standard Bank	$259,121
8/31/11	South Korean Won 23,177,550,000	United States Dollar 22,024,564	Bank of America	(54,382)
8/31/11	South Korean Won 23,172,550,000	United States Dollar 22,019,813	Credit Suisse	(54,370)
9/1/11	Swedish Krona 932,435,400	Euro 102,628,958	Goldman Sachs, Inc.	602,273
9/2/11	Philippine Peso 932,000,000	United States Dollar 22,043,519	Bank of America	18,263
9/2/11	Philippine Peso 932,000,000	United States Dollar 22,038,307	Credit Suisse	23,476
9/2/11	Yuan Renminbi 31,143,000	United States Dollar 4,639,899	Bank of America	200,857
9/9/11	Indian Rupee 74,000,000	United States Dollar 1,651,804	Bank of America	17,185
9/12/11	Indonesian Rupiah 164,290,000,000	United States Dollar 19,181,553	Bank of America	163,568
9/12/11	Indonesian Rupiah 177,922,975,999	United States Dollar 20,773,260	Barclays Bank PLC	177,141
9/13/11	Indian Rupee 1,016,724,000	United States Dollar 22,765,621	Bank of America	157,134
9/13/11	Indian Rupee 1,166,506,000	United States Dollar 26,122,337	BNP Paribas SA	177,358
9/13/11	Indian Rupee 1,016,724,000	United States Dollar 22,765,621	Credit Suisse	157,134
9/13/11	Yuan Renminbi 53,072,000	United States Dollar 7,903,500	Credit Suisse	348,551
9/15/11	Ghanaian Cedi 7,675,000	United States Dollar 5,000,000	Standard Bank	11,231
9/15/11	Ghanaian Cedi 4,617,000	United States Dollar 3,000,000	Standard Chartered Bank	14,574
9/20/11	Ghanaian Cedi 4,530,000	United States Dollar 2,940,795	Deutsche Bank	11,807
9/20/11	Swedish Krona 1,165,140,100	Euro 125,622,590	Credit Suisse	4,408,864
9/22/11	Indonesian Rupiah 150,352,000,000	United States Dollar 17,564,486	Standard Chartered Bank	134,060
9/26/11	Indonesian Rupiah 218,145,000,000	United States Dollar 25,457,463	Bank of America	218,153
9/27/11	Ghanaian Cedi 15,422,500	United States Dollar 10,000,000	Barclays Bank PLC	27,677
9/27/11	Norwegian Krone 420,740,075	Euro 54,036,292	Credit Suisse	326,447
9/29/11	Indian Rupee 1,050,937,000	United States Dollar 23,826,179	Bank of America	(166,482)
9/29/11	Indian Rupee 892,932,000	United States Dollar 20,243,989	Barclays Bank PLC	(141,452)
9/29/11	Indian Rupee 992,131,000	United States Dollar 22,498,067	BNP Paribas SA	(162,267)
9/29/11	Indian Rupee 1,050,937,000	United States Dollar 23,826,179	Credit Suisse	(166,482)
9/29/11	Indian Rupee 852,463,000	United States Dollar 19,326,502	Goldman Sachs, Inc.	(135,041)
9/30/11	Indonesian Rupiah 119,785,000,000	United States Dollar 14,089,038	Nomura International PLC	7,916
10/4/11	Ghanaian Cedi 15,442,500	United States Dollar 10,000,000	Barclays Bank PLC	17,920
10/4/11	South Korean Won 22,370,000,000	United States Dollar 21,143,667	Bank of America	10,730

20

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
10/4/11	South Korean Won 24,090,000,000	United States Dollar 22,769,376	Citigroup Global Markets	$11,556
10/11/11	Zambian Kwacha 28,593,038,090	United States Dollar 5,913,762	Standard Bank	(49,406)
10/12/11	Yuan Renminbi 91,200,000	United States Dollar 14,099,096	Deutsche Bank	93,911
10/13/11	Ghanaian Cedi 12,180,500	United States Dollar 7,873,626	Citigroup Global Markets	15,367
10/13/11	Zambian Kwacha 21,674,000,000	United States Dollar 4,402,600	Standard Chartered Bank	40,209
10/18/11	Zambian Kwacha 7,979,200,000	United States Dollar 1,657,155	Citigroup Global Markets	(23,821)
10/20/11	Ghanaian Cedi 7,000,000	United States Dollar 4,520,504	JPMorgan Chase Bank	7,514
10/27/11	Ghanaian Cedi 15,430,000	United States Dollar 9,951,629	Barclays Bank PLC	16,883
11/3/11	Ghanaian Cedi 21,907,378	United States Dollar 14,165,780	Standard Bank	(31,658)
11/10/11	Ghanaian Cedi 7,625,000	United States Dollar 4,935,275	Barclays Bank PLC	(25,206)
11/28/11	Yuan Renminbi 143,549,870	United States Dollar 22,105,000	Barclays Bank PLC	264,829
11/28/11	Yuan Renminbi 127,366,950	United States Dollar 19,610,000	Deutsche Bank	237,994
11/28/11	Yuan Renminbi 153,999,533	United States Dollar 23,705,000	JPMorgan Chase Bank	293,233
11/28/11	Yuan Renminbi 124,768,950	United States Dollar 19,210,000	Standard Chartered Bank	233,139
12/1/11	Georgian Lari 1,809,218	United States Dollar 1,000,000	Liberty Capital	85,235
1/17/12	Yuan Renminbi 50,000,000	United States Dollar 7,908,890	Citigroup Global Markets	(106,990)
1/19/12	Yuan Renminbi 48,750,000	United States Dollar 7,701,422	Barclays Bank PLC	(94,170)
1/30/12	Yuan Renminbi 116,669,030	United States Dollar 18,066,374	Bank of America	144,651
1/30/12	Yuan Renminbi 131,349,700	United States Dollar 20,363,347	Barclays Bank PLC	139,203
1/30/12	Yuan Renminbi 182,740,000	United States Dollar 28,334,858	Deutsche Bank	189,273
1/30/12	Yuan Renminbi 131,599,030	United States Dollar 20,398,839	Goldman Sachs, Inc.	142,630
3/1/12	Georgian Lari 902,850	United States Dollar 500,000	Liberty Capital	37,347
5/9/12	Zambian Kwacha 18,913,400,000	United States Dollar 3,709,965	Standard Bank	(76,606)
5/16/12	Zambian Kwacha 9,612,800,000	United States Dollar 1,890,423	Standard Chartered Bank	(47,831)
5/31/12	Georgian Lari 1,727,100	United States Dollar 1,000,000	Liberty Capital	17,510
6/18/12	Yuan Renminbi 203,360,000	United States Dollar 30,580,451	Goldman Sachs, Inc.	1,263,748

				$22,364,840

21

At July 31, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $9,580,061 and a payable of $4,884,117.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/11	583 Euro-Bobl	Long	$100,047,748	$100,114,995	$67,247
9/11	355 Euro-Bobl	Short	(59,273,533)	(60,961,961)	(1,688,428)
9/11	1,662 Euro-Bund	Long	304,873,502	311,316,185	6,442,683
9/11	649 Euro-Buxl	Long	99,498,040	103,531,439	4,033,399
9/11	167 Japan 10-Year Bond	Short	(304,899,461)	(307,665,260)	(2,765,799)
9/11	647 U.S. 2-Year Treasury Note	Short	(141,602,016)	(142,289,453)	(687,437)
9/11	498 U.S. 5-Year Treasury Note	Short	(59,040,235)	(60,479,766)	(1,439,531)
9/11	5,082 U.S. 10-Year Treasury Note	Short	(618,624,905)	(638,743,875)	(20,118,970)
9/11	2,653 U.S. 30-Year Treasury Bond	Short	(329,329,867)	(339,915,625)	(10,585,758)
10/11	965 Platinum	Long	81,364,033	86,140,725	4,776,692
12/11	625 Gold	Short	(101,093,750)	(101,950,000)	(856,250)

					$(22,822,152)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ILS	15,220	Receive	3-Month ILS TELBOR	4.20%	11/19/14	$(112,533)
Bank of America	ILS	29,000	Receive	3-Month ILS TELBOR	4.54	1/6/15	(304,064)
Bank of America	ZAR	156,596	Receive	3-Month ZAR JIBAR	6.86	11/17/15	179,287
Bank of America	ZAR	101,794	Receive	3-Month ZAR JIBAR	7.26	11/16/20	606,820
Bank of America	ZAR	56,604	Receive	3-Month ZAR JIBAR	7.42	11/17/20	244,936
Bank of America	ZAR	141,361	Receive	3-Month ZAR JIBAR	7.31	11/19/20	774,057
Barclays Bank PLC	ILS	29,208	Receive	3-Month ILS TELBOR	5.15	3/5/20	(220,887)
Barclays Bank PLC	ILS	29,182	Receive	3-Month ILS TELBOR	5.16	3/8/20	(226,902)
Citigroup Global Markets	ZAR	92,325	Receive	3-Month ZAR JIBAR	7.29	11/19/20	524,508
Credit Suisse	AUD	2,827,445	Receive	RBA Cash Rate Overnight	4.82	8/3/11	(56,911)
Credit Suisse	AUD	2,802,057	Receive	RBA Cash Rate Overnight	4.82	8/3/11	(70,207)
Credit Suisse	AUD	3,406,470	Receive	RBA Cash Rate Overnight	4.85	9/7/11	(232,026)
Deutsche Bank	AUD	2,783,251	Receive	RBA Cash Rate Overnight	4.83	8/3/11	(94,107)
Deutsche Bank	AUD	3,586,945	Receive	RBA Cash Rate Overnight	4.85	9/7/11	(252,200)
Deutsche Bank	ZAR	71,965	Receive	3-Month ZAR JIBAR	6.71	11/19/15	147,191
Deutsche Bank	ZAR	140,405	Receive	3-Month ZAR JIBAR	7.26	11/16/20	836,994
Deutsche Bank	ZAR	176,815	Receive	3-Month ZAR JIBAR	7.32	11/18/20	948,375
Deutsche Bank	ZAR	85,673	Receive	3-Month ZAR JIBAR	7.27	11/19/20	504,312
Deutsche Bank	ZAR	63,800	Receive	3-Month ZAR JIBAR	7.77	11/26/20	52,658
Standard Chartered Bank	ZAR	100,000	Receive	3-Month ZAR JIBAR	7.77	11/26/20	82,536

							$3,331,837

22

AUD - Australian Dollar

ILS - Israeli Shekel

ZAR - South African Rand

RBA - Reserve Bank of Australia

Credit Default Swaps — Sell Protection

			Contract			Current		Upfront
		Notional	Annual			Market		Payments	Net Unrealized
Reference		Amount*	Fixed		Termination	Annual	Market	Received	Appreciation
Entity	Counterparty	(000’s omitted)	Rate**		Date	Fixed Rate***	Value	(Paid)	(Depreciation)
Argentina	Bank of America	$115,016	5.00	%(1)	6/20/13	4.00%	$2,786,531	$(609,957)	$2,176,574
Argentina	Bank of America	37,961	5.00	(1)	6/20/13	4.00	919,687	(459,180)	460,507
Argentina	Bank of America	18,980	5.00	(1)	6/20/13	4.00	459,842	(236,410)	223,432
Argentina	Bank of America	19,202	5.00	(1)	6/20/13	4.00	465,223	(315,481)	149,742
Argentina	Bank of America	19,081	5.00	(1)	6/20/13	4.00	462,274	(323,844)	138,430
Argentina	Credit Suisse	19,169	5.00	(1)	6/20/13	4.00	464,414	(101,658)	362,756
Argentina	Credit Suisse	19,361	5.00	(1)	6/20/13	4.00	469,066	(171,669)	297,397
Argentina	Credit Suisse	19,049	5.00	(1)	6/20/13	4.00	461,506	(237,902)	223,604
Argentina	Credit Suisse	18,925	5.00	(1)	6/20/13	4.00	458,503	(236,354)	222,149
Argentina	Deutsche Bank	19,049	5.00	(1)	6/20/13	4.00	461,506	(237,902)	223,604
Argentina	Deutsche Bank	16,380	5.00	(1)	6/20/13	4.00	396,844	(190,219)	206,625
Argentina	Deutsche Bank	19,081	5.00	(1)	6/20/13	4.00	462,272	(323,843)	138,429
Argentina	Deutsche Bank	10,128	5.00	(1)	6/20/13	4.00	245,384	(126,424)	118,960
Iceland	Barclays Bank PLC	5,000	1.70		3/20/18	2.55	(225,793)	—	(225,793)
Iceland	Credit Suisse	5,000	1.70		3/20/18	2.55	(225,793)	—	(225,793)
Iceland	JPMorgan Chase Bank	6,600	1.75		3/20/18	2.55	(279,367)	—	(279,367)
Iceland	JPMorgan Chase Bank	5,000	2.10		3/20/23	2.69	(223,570)	—	(223,570)
Iceland	JPMorgan Chase Bank	5,000	2.45		3/20/23	2.69	(80,878)	—	(80,878)
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	1.11	(18,499)	75,412	56,913
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	1.15	(90,427)	120,276	29,849
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	1.15	(27,463)	38,285	10,822
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	1.06	(12,644)	342,239	329,595
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	1.11	(39,820)	367,430	327,610
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	1.15	(63,921)	99,783	35,862
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	1.15	(39,066)	60,471	21,405
South Africa	Citigroup Global Markets	5,000	1.00	(1)	6/20/15	1.06	(6,322)	113,912	107,590
South Africa	Credit Suisse	10,000	1.00	(1)	6/20/15	1.06	(12,643)	335,400	322,757
South Africa	Credit Suisse	5,000	1.00	(1)	6/20/15	1.06	(6,322)	115,654	109,332
South Africa	Credit Suisse	10,450	1.00	(1)	12/20/15	1.15	(55,618)	193,252	137,634
South Africa	Credit Suisse	16,990	1.00	(1)	12/20/15	1.15	(90,427)	141,358	50,931
South Africa	Credit Suisse	7,740	1.00	(1)	12/20/15	1.15	(41,195)	70,098	28,903
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/15	1.11	(41,479)	246,845	205,366
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	1.11	(18,251)	111,762	93,511
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	1.11	(18,500)	79,668	61,168
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	1.11	(4,812)	26,385	21,573
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	1.15	(69,217)	108,050	38,833
South Africa	Goldman Sachs, Inc.	17,335	1.00	(1)	12/20/15	1.15	(92,263)	151,175	58,912
South Africa	Goldman Sachs, Inc.	8,020	1.00	(1)	12/20/15	1.15	(42,685)	72,634	29,949
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.06	(6,322)	172,828	166,506
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.06	(6,322)	112,169	105,847

							$6,673,433	$(415,757)	$6,257,676

23

Credit Default Swaps — Buy Protection

			Contract
		Notional	Annual				Upfront	Net Unrealized
Reference		Amount	Fixed		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Rate**		Date	Value	Received (Paid)	(Depreciation)
Austria	Barclays Bank PLC	$8,800	0.44%		12/20/13	$13,294	$—	$13,294
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(90,227)	—	(90,227)
Brazil	Bank of America	18,450	1.00	(1)	6/20/20	632,601	(601,334)	31,267
Brazil	Bank of America	11,450	1.00	(1)	6/20/20	392,601	(470,880)	(78,279)
Brazil	Bank of America	51,475	1.00	(1)	12/20/20	1,947,253	(1,801,195)	146,058
Brazil	Bank of America	22,575	1.00	(1)	12/20/20	853,992	(772,675)	81,317
Brazil	Bank of America	7,450	1.00	(1)	12/20/20	281,827	(243,936)	37,891
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	136,196	(107,746)	28,450
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(205,289)	—	(205,289)
Brazil	Barclays Bank PLC	47,170	1.00	(1)	12/20/20	1,784,400	(1,689,062)	95,338
Brazil	Citigroup Global Markets	9,440	1.00	(1)	12/20/20	357,107	(312,719)	44,388
Brazil	Credit Suisse	20,000	1.00	(1)	6/20/20	685,727	(699,363)	(13,636)
Brazil	Credit Suisse	14,225	1.00	(1)	6/20/20	487,751	(691,284)	(203,533)
Brazil	Deutsche Bank	10,600	1.00	(1)	12/20/20	400,999	(236,740)	164,259
Brazil	Deutsche Bank	11,580	1.00	(1)	12/20/20	438,062	(427,919)	10,143
Brazil	HSBC Bank USA	14,225	1.00	(1)	6/20/20	487,752	(662,442)	(174,690)
Brazil	HSBC Bank USA	9,710	1.00	(1)	12/20/20	367,321	(321,664)	45,657
Brazil	Standard Chartered Bank	9,440	1.00	(1)	12/20/20	357,107	(312,719)	44,388
Brazil	Standard Chartered Bank	2,700	1.00	(1)	12/20/20	102,146	(75,317)	26,829
China	Bank of America	13,655	1.00	(1)	9/20/16	(100,906)	66,125	(34,781)
China	Barclays Bank PLC	37,413	1.00	(1)	9/20/16	(276,469)	199,377	(77,092)
China	Credit Suisse	22,200	1.00	(1)	9/20/16	(164,050)	107,622	(56,428)
China	Deutsche Bank	15,969	1.00	(1)	9/20/16	(118,006)	77,331	(40,675)
Colombia	Bank of America	17,400	1.00	(1)	9/20/21	727,726	(792,289)	(64,563)
Colombia	Goldman Sachs, Inc.	13,390	1.00	(1)	9/20/21	560,015	(598,987)	(38,972)
Colombia	HSBC Bank USA	38,410	1.00	(1)	9/20/21	1,606,434	(1,679,762)	(73,328)
Colombia	Morgan Stanley	19,970	1.00	(1)	9/20/21	835,212	(909,311)	(74,099)
Egypt	Bank of America	4,550	1.00	(1)	6/20/15	304,274	(219,301)	84,973
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	524,296	(279,442)	244,854
Egypt	Barclays Bank PLC	7,000	1.00	(1)	6/20/15	468,114	(247,092)	221,022
Egypt	Barclays Bank PLC	4,770	1.00	(1)	6/20/15	318,986	(151,135)	167,851
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	669,315	(356,735)	312,580
Egypt	Citigroup Global Markets	5,000	1.00	(1)	6/20/15	334,367	(175,534)	158,833
Egypt	Citigroup Global Markets	3,050	1.00	(1)	12/20/15	249,005	(180,140)	68,865
Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	789,886	(448,389)	341,497
Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	789,845	(471,001)	318,844
Egypt	Credit Suisse	11,000	1.00	(1)	12/20/15	898,052	(608,651)	289,401
Egypt	Credit Suisse	5,050	1.00	(1)	12/20/15	412,287	(298,286)	114,001
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	637,971	(299,009)	338,962
Egypt	Deutsche Bank	9,550	1.00	(1)	6/20/15	638,640	(403,863)	234,777
Egypt	Deutsche Bank	7,000	1.00	(1)	6/20/15	468,113	(259,027)	209,086
Egypt	Deutsche Bank	4,700	1.00	(1)	6/20/15	314,304	(223,539)	90,765
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/15	304,274	(223,506)	80,768
Egypt	Deutsche Bank	2,375	1.00	(1)	6/20/15	158,824	(83,378)	75,446
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	609,820	(331,858)	277,962
Egypt	Deutsche Bank	5,700	1.00	(1)	9/20/15	423,899	(254,579)	169,320
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	310,604	(212,324)	98,280
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	233,083	(153,393)	79,690
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	885,367	(446,886)	438,481
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	798,566	(455,472)	343,094
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	789,886	(451,127)	338,759
Egypt	Goldman Sachs, Inc.	9,700	1.00	(1)	9/20/15	721,373	(404,531)	316,842
Egypt	JPMorgan Chase Bank	4,550	1.00	(1)	6/20/15	304,274	(219,301)	84,973
Greece	Citigroup Global Markets	9,775	1.00	(1)	6/20/15	5,475,389	(1,456,717)	4,018,672
Greece	Credit Suisse	20,000	0.20		6/20/20	9,916,458	—	9,916,458
Greece	Deutsche Bank	5,000	1.00	(1)	6/20/15	2,800,711	(924,120)	1,876,591
Greece	JPMorgan Chase Bank	20,000	0.13		9/20/17	9,183,994	—	9,183,994
Guatemala	Citigroup Global Markets	18,256	1.00	(1)	9/20/20	1,290,081	(1,281,347)	8,734
Italy	Credit Suisse	18,200	0.20		12/20/16	2,430,432	—	2,430,432
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	315,585	(219,147)	96,438
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	545,670	(344,074)	201,596
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	399,073	(256,140)	142,933
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	399,067	(292,956)	106,111
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	499,856	(387,426)	112,430

24

			Contract
		Notional	Annual				Upfront	Net Unrealized
Reference		Amount	Fixed		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Rate**		Date	Value	Received (Paid)	(Depreciation)
Lebanon	Citigroup Global Markets	$4,600	3.30%		9/20/14	$(46,652)	$—	$(46,652)
Lebanon	Citigroup Global Markets	5,500	1.00	(1)	12/20/14	413,266	(291,307)	121,959
Lebanon	Citigroup Global Markets	4,500	1.00	(1)	12/20/14	338,127	(230,084)	108,043
Lebanon	Citigroup Global Markets	4,300	1.00	(1)	12/20/14	323,099	(224,365)	98,734
Lebanon	Citigroup Global Markets	2,800	1.00	(1)	3/20/15	228,038	(128,092)	99,946
Lebanon	Citigroup Global Markets	15,000	1.00	(1)	9/20/15	1,409,135	(1,149,528)	259,607
Lebanon	Citigroup Global Markets	6,000	1.00	(1)	9/20/15	563,654	(495,089)	68,565
Lebanon	Credit Suisse	8,800	1.00	(1)	3/20/15	716,702	(451,663)	265,039
Lebanon	Credit Suisse	4,600	1.00	(1)	3/20/15	374,640	(237,471)	137,169
Lebanon	Credit Suisse	9,900	1.00	(1)	6/20/15	868,808	(508,668)	360,140
Lebanon	Credit Suisse	5,000	1.00	(1)	9/20/15	469,712	(383,866)	85,846
Lebanon	Credit Suisse	22,710	1.00	(1)	12/20/15	2,270,344	(1,780,490)	489,854
Lebanon	Credit Suisse	8,300	1.00	(1)	12/20/15	829,752	(620,806)	208,946
Lebanon	Credit Suisse	5,000	1.00	(1)	12/20/15	499,851	(382,837)	117,014
Lebanon	Credit Suisse	4,450	1.00	(1)	12/20/15	444,867	(332,102)	112,765
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	496,798	(290,700)	206,098
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	438,792	(260,274)	178,518
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	430,016	(251,763)	178,253
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	629,414	(457,915)	171,499
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	688,801	(535,135)	153,666
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	499,856	(392,006)	107,850
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	308,408	(240,594)	67,814
Lebanon	Goldman Sachs, Inc.	3,600	1.00	(1)	9/20/15	338,193	(276,384)	61,809
Malaysia	Bank of America	3,900	0.83		12/20/14	(22,224)	—	(22,224)
Malaysia	Barclays Bank PLC	7,400	2.40		3/20/14	(380,020)	—	(380,020)
Malaysia	Barclays Bank PLC	7,800	0.82		12/20/14	(41,743)	—	(41,743)
Malaysia	Citigroup Global Markets	7,300	2.45		3/20/14	(384,910)	—	(384,910)
Philippines	Bank of America	9,300	1.00	(1)	9/20/15	27,550	(170,081)	(142,531)
Philippines	Bank of America	3,500	1.00	(1)	12/20/15	20,612	(66,632)	(46,020)
Philippines	Barclays Bank PLC	8,200	1.70		12/20/14	(248,701)	—	(248,701)
Philippines	Barclays Bank PLC	8,000	1.84		12/20/14	(281,461)	—	(281,461)
Philippines	Barclays Bank PLC	8,700	1.85		12/20/14	(309,105)	—	(309,105)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(27,874)	(192,980)	(220,854)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(217)	(225,835)	(226,052)
Philippines	Citigroup Global Markets	3,800	1.84		12/20/14	(133,694)	—	(133,694)
Philippines	Citigroup Global Markets	8,700	1.86		12/20/14	(312,130)	—	(312,130)
Philippines	Citigroup Global Markets	10,000	1.00	(1)	6/20/15	(217)	(245,063)	(245,280)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(29,764)	(223,847)	(253,611)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(217)	(219,205)	(219,422)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	28,142	(217,657)	(189,515)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	29,624	(224,463)	(194,839)
Philippines	Goldman Sachs, Inc.	10,000	1.00	(1)	3/20/15	(30,527)	(245,305)	(275,832)
Philippines	Goldman Sachs, Inc.	10,000	1.00	(1)	6/20/15	(217)	(221,903)	(222,120)
Philippines	Goldman Sachs, Inc.	7,200	1.00	(1)	9/20/15	21,329	(126,418)	(105,089)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(217)	(219,205)	(219,422)
Philippines	HSBC Bank USA	5,000	1.00	(1)	9/20/15	14,812	(91,442)	(76,630)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	13,034	(94,329)	(81,295)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	29,624	(247,560)	(217,936)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	29,623	(262,123)	(232,500)
Philippines	JPMorgan Chase Bank	8,200	1.69		12/20/14	(245,858)	—	(245,858)
Philippines	JPMorgan Chase Bank	9,131	1.00	(1)	3/20/15	(27,874)	(192,980)	(220,854)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(217)	(238,255)	(238,472)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	29,623	(243,728)	(214,105)
Philippines	Standard Chartered Bank	5,500	1.00	(1)	12/20/15	32,391	(104,708)	(72,317)
Russia	Bank of America	5,500	1.00	(1)	6/20/15	40,696	(99,662)	(58,966)
Russia	Bank of America	8,460	1.00	(1)	6/20/15	62,598	(362,706)	(300,108)
Russia	Bank of America	14,540	1.00	(1)	12/20/20	951,499	(903,763)	47,736
Russia	Barclays Bank PLC	8,510	1.00	(1)	12/20/20	556,896	(522,754)	34,142
Russia	Citigroup Global Markets	9,200	1.00	(1)	6/20/15	68,074	(111,002)	(42,928)

25

			Contract
		Notional	Annual				Upfront	Net Unrealized
Reference		Amount	Fixed		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Rate**		Date	Value	Received (Paid)	(Depreciation)
Russia	Citigroup Global Markets	$5,000	1.00	%(1)	6/20/15	$36,996	$(214,365)	$(177,369)
Russia	Credit Suisse	9,000	1.00	(1)	3/20/15	44,076	(93,671)	(49,595)
Russia	Credit Suisse	9,000	1.00	(1)	6/20/15	66,594	(102,652)	(36,058)
Russia	Deutsche Bank	9,300	1.00	(1)	6/20/15	68,814	(106,074)	(37,260)
Russia	Deutsche Bank	11,475	1.00	(1)	9/20/20	723,628	(731,135)	(7,507)
Russia	Deutsche Bank	8,200	1.00	(1)	12/20/20	536,609	(509,687)	26,922
Russia	Goldman Sachs, Inc.	9,000	1.00	(1)	6/20/15	66,594	(385,858)	(319,264)
Russia	Goldman Sachs, Inc.	12,425	1.00	(1)	9/20/20	783,537	(800,167)	(16,630)
Russia	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	73,993	(314,181)	(240,188)
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	243,422	(245,154)	(1,732)
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	248,173	(223,069)	25,104
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	788,525	(614,533)	173,992
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	239,492	(204,720)	34,772
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	243,422	(283,388)	(39,966)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	203,102	(172,564)	30,538
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	203,101	(196,537)	6,564
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	203,112	(281,152)	(78,040)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	425,873	(807,485)	(381,612)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	534,184	(857,439)	(323,255)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	557,397	(432,793)	124,604
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	340,672	(280,352)	60,320
South Africa	Citigroup Global Markets	3,910	1.00	(1)	12/20/19	151,076	(199,965)	(48,889)
South Africa	Citigroup Global Markets	4,600	1.00	(1)	3/20/20	186,863	(255,735)	(68,872)
South Africa	Citigroup Global Markets	5,300	1.00	(1)	3/20/20	215,298	(285,481)	(70,183)
South Africa	Citigroup Global Markets	5,000	1.00	(1)	6/20/20	212,937	(293,678)	(80,741)
South Africa	Credit Suisse	5,100	1.00	(1)	3/20/20	207,164	(193,029)	14,135
South Africa	Credit Suisse	4,600	1.00	(1)	3/20/20	186,853	(211,810)	(24,957)
South Africa	Credit Suisse	5,000	1.00	(1)	6/20/20	212,936	(296,992)	(84,056)
South Africa	Credit Suisse	10,000	1.00	(1)	6/20/20	425,873	(788,207)	(362,334)
South Africa	Credit Suisse	16,990	1.00	(1)	12/20/20	788,524	(653,378)	135,146
South Africa	Credit Suisse	7,740	1.00	(1)	12/20/20	359,237	(312,793)	46,444
South Africa	Credit Suisse	10,450	1.00	(1)	12/20/20	484,985	(519,045)	(34,060)
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	248,173	(221,053)	27,120
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	64,548	(69,895)	(5,347)
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	244,834	(264,866)	(20,032)
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	556,789	(649,653)	(92,864)
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	603,576	(488,412)	115,164
South Africa	Goldman Sachs, Inc.	17,335	1.00	(1)	12/20/20	804,536	(664,176)	140,360
South Africa	Goldman Sachs, Inc.	8,020	1.00	(1)	12/20/20	372,233	(312,261)	59,972
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	200,925	(277,312)	(76,387)
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	177,350	(293,770)	(116,420)
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	207,163	(189,634)	17,529
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	203,112	(192,568)	10,544
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	211,236	(276,761)	(65,525)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	212,937	(287,034)	(74,097)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	212,937	(406,948)	(194,011)
Spain	Bank of America	15,000	1.00	(1)	6/20/20	2,485,325	(320,113)	2,165,212
Spain	Bank of America	7,500	1.00	(1)	9/20/20	1,261,435	(527,869)	733,566
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	1,859,743	(118,214)	1,741,529
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	1,656,963	(756,366)	900,597
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	1,246,840	(661,059)	585,781
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	7,563,546	(4,316,578)	3,246,968
Spain	Barclays Bank PLC	5,200	1.00	(1)	12/20/20	887,219	(496,989)	390,230
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	801,910	(450,842)	351,068
Spain	Citigroup Global Markets	11,400	1.00	(1)	3/20/20	1,859,743	(269,931)	1,589,812
Spain	Citigroup Global Markets	11,800	1.00	(1)	3/20/20	1,924,997	(575,382)	1,349,615
Spain	Citigroup Global Markets	5,000	1.00	(1)	9/20/20	840,957	(258,592)	582,365
Spain	Deutsche Bank	11,400	1.00	(1)	3/20/20	1,859,742	(254,893)	1,604,849
Spain	Deutsche Bank	11,800	1.00	(1)	3/20/20	1,924,997	(575,382)	1,349,615
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	2,311,464	(878,334)	1,433,130
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	1,656,964	(474,557)	1,182,407

26

				Contract
		Notional		Annual				Upfront	Net Unrealized
Reference		Amount		Fixed		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)		Rate**		Date	Value	Received (Paid)	(Depreciation)
Spain	Deutsche Bank		$38,555	1.00	%(1)	12/20/20	$6,578,219	$(3,754,244)	$2,823,975
Spain	Deutsche Bank		12,825	1.00	(1)	12/20/20	2,188,228	(1,070,987)	1,117,241
Spain	Goldman Sachs, Inc.		5,000	1.00	(1)	6/20/20	828,482	(381,247)	447,235
Spain	Goldman Sachs, Inc.		8,543	1.00	(1)	9/20/20	1,437,037	(778,171)	658,866
Spain	JPMorgan Chase Bank		15,000	1.00	(1)	9/20/20	2,522,870	(1,496,478)	1,026,392
Spain	JPMorgan Chase Bank		5,000	1.00	(1)	9/20/20	840,956	(251,794)	589,162
Thailand	Bank of America		4,000	1.00	(1)	9/20/15	8,078	(23,226)	(15,148)
Thailand	Barclays Bank PLC		7,500	0.97		9/20/19	260,875	—	260,875
Thailand	Citigroup Global Markets		7,700	0.86		12/20/14	21,573	—	21,573
Thailand	Citigroup Global Markets		3,700	0.95		9/20/19	134,035	—	134,035
Thailand	Credit Suisse		5,000	1.00	(1)	9/20/15	10,097	(40,594)	(30,497)
Thailand	Deutsche Bank		10,000	1.00	(1)	3/20/15	(6,717)	(60,253)	(66,970)
Thailand	Goldman Sachs, Inc.		4,700	1.00	(1)	9/20/15	9,491	(25,429)	(15,938)
Thailand	Goldman Sachs, Inc.		9,000	1.00	(1)	9/20/15	18,174	(48,739)	(30,565)
Thailand	HSBC Bank USA		10,000	1.00	(1)	9/20/15	20,194	(54,155)	(33,961)
Thailand	JPMorgan Chase Bank		3,900	0.87		12/20/14	9,582	—	9,582
Thailand	Standard Chartered Bank		5,000	1.00	(1)	9/20/15	10,097	(27,052)	(16,955)
Thailand	Standard Chartered Bank		5,000	1.00	(1)	9/20/15	10,096	(38,677)	(28,581)
Uruguay	Citigroup Global Markets		4,600	1.00	(1)	6/20/20	211,717	(312,046)	(100,329)
Uruguay	Deutsche Bank		9,200	1.00	(1)	6/20/20	423,434	(609,469)	(186,035)
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		4,350	1.00	(1)	3/20/15	1,539,971	(175,925)	1,364,046
Banco de Sabadell, S.A.	JPMorgan Chase Bank		4,350	3.00	(1)	3/20/15	802,658	(20,696)	781,962
Citibank Corp.	Bank of America		16,801	1.00	(1)	9/20/20	862,586	(971,634)	(109,048)
Citibank Corp.	JPMorgan Chase Bank		18,407	1.00	(1)	9/20/20	945,040	(1,126,723)	(181,683)
Erste Group Bank AG	Barclays Bank PLC		4,350	1.00	(1)	3/20/15	206,065	(224,502)	(18,437)
ING Verzekeringen N.V.	JPMorgan Chase Bank		4,350	1.00	(1)	3/20/15	179,630	(100,982)	78,648
OAO Gazprom	Bank of America		9,300	1.00	(1)	6/20/20	781,520	(1,139,401)	(357,881)
OAO Gazprom	Bank of America		10,000	1.00	(1)	6/20/20	840,343	(1,281,314)	(440,971)
OAO Gazprom	Barclays Bank PLC		9,350	1.00	(1)	6/20/15	275,809	(481,900)	(206,091)
OAO Gazprom	Deutsche Bank		9,350	1.00	(1)	6/20/15	275,810	(484,977)	(209,167)
OAO Gazprom	Deutsche Bank		9,200	1.00	(1)	9/20/20	793,669	(1,006,297)	(212,628)
OAO Gazprom	Deutsche Bank		9,100	1.00	(1)	9/20/20	785,042	(1,027,034)	(241,992)
OAO Gazprom	Goldman Sachs, Inc.		9,200	1.00	(1)	9/20/20	793,668	(1,012,255)	(218,587)
OAO Gazprom	Goldman Sachs, Inc.		8,900	1.00	(1)	9/20/20	767,789	(1,028,382)	(260,593)
Rabobank Nederland N.V.	JPMorgan Chase Bank		4,350	1.00	(1)	3/20/15	17,423	(2,947)	14,476
Raiffeisen Zentralbank	Barclays Bank PLC		4,350	1.00	(1)	3/20/15	217,280	(303,082)	(85,802)
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	42,420	1.00	(1)	6/20/16	1,964,585	(1,200,517)	764,068
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	73,990	1.00	(1)	6/20/16	9,400,477	(7,220,206)	2,180,271
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	11,438	1.00	(1)	6/20/16	1,453,205	(858,601)	594,604

							$155,091,222	$(98,007,529)	$57,083,693

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $575,622,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing

27

vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1) Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate
	(Currency		(Currency
	Received)		Delivered)	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	Appreciation
Bank of America	TRY	17,118	$11,435	3-Month USD-LIBOR-BBA	8.28%	8/11/20	$670,668
Barclays Bank PLC	TRY	60,000	40,080	3-Month USD-LIBOR-BBA	8.25	8/11/20	2,428,283
Barclays Bank PLC	TRY	25,350	16,650	3-Month USD-LIBOR-BBA	8.32	8/16/20	686,152
Citigroup Global Markets	TRY	25,000	16,700	3-Month USD-LIBOR-BBA	8.20	8/11/20	1,065,666
Citigroup Global Markets	TRY	3,909	2,449	3-Month USD-LIBOR-BBA	8.23	2/25/21	136,323
Deutsche Bank	TRY	22,254	14,861	3-Month USD-LIBOR-BBA	8.26	8/11/20	886,088
Deutsche Bank	TRY	14,321	8,996	3-Month USD-LIBOR-BBA	8.20	2/24/21	495,844
Goldman Sachs, Inc.	TRY	34,237	22,802	3-Month USD-LIBOR-BBA	8.31	8/11/20	1,235,856
JPMorgan Chase Bank	TRY	27,000	18,012	3-Month USD-LIBOR-BBA	8.29	8/11/20	1,022,095
JPMorgan Chase Bank	TRY	20,000	13,333	3-Month USD-LIBOR-BBA	8.36	8/11/20	687,859

							$9,314,834

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and cross currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

28

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Commodity	Forward Commodity Contracts	$—	$(21,298,095)
Commodity	Futures Contracts*	4,776,692	(856,250)
Commodity	Put Options Purchased	267,200	—

		$5,043,892	$(22,154,345)

Credit	Credit Default Swaps	$167,089,777	$(5,325,122)

		$167,089,777	$(5,325,122)

Equity	Put Options Purchased	$4,048,688	$—

		$4,048,688	$—

Foreign Exchange	Currency Options Purchased	$1,846,833	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	40,498,421	(95,054,918)

		$42,345,254	$(95,054,918)

Interest Rate	Cross-Currency Swaps	$9,314,834	$—
Interest Rate	Futures Contracts*	10,543,329	(37,285,923)
Interest Rate	Interest Rate Swaps	4,901,674	(1,569,837)

		$24,759,837	$(38,855,760)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,651,905,205

Gross unrealized appreciation	$235,868,713
Gross unrealized depreciation	(66,904,194)

Net unrealized appreciation	$168,964,519

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

29

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$1,724,997,800	$—	$1,724,997,800
Foreign Corporate Bonds & Notes	—	4,227,643	—	4,227,643
Corporate Bonds & Notes	—	666,121	—	666,121
Collateralized Mortgage Obligations	—	117,140,254	—	117,140,254
Commercial Mortgage-Backed Securities	—	37,356,411	—	37,356,411
Mortgage Pass-Throughs	—	1,009,020,593	—	1,009,020,593
U.S. Government Agency Obligations	—	393,967,247	—	393,967,247
U.S. Treasury Obligations	—	254,545,042	—	254,545,042
Common Stocks	—	122,325	—	122,325
Precious Metals	293,156,552	—	—	293,156,552
Currency Options Purchased	—	1,846,833	—	1,846,833
Put Options Purchased	267,200	4,048,688	—	4,315,888
Short-Term Investments —
Foreign Government Securities	—	3,841,468,330	—	3,841,468,330
U.S. Treasury Obligations	—	335,078,963	—	335,078,963
Repurchase Agreements	—	588,868,468	—	588,868,468
Other Securities	—	214,091,254	—	214,091,254

Total Investments	$293,423,752	$8,527,445,972	$—	$8,820,869,724

Forward Foreign Currency Exchange Contracts	$—	$40,498,421	$—	$40,498,421
Swap Contracts	—	181,306,285	—	181,306,285
Futures Contracts	15,320,021	—	—	15,320,021

Total	$308,743,773	$8,749,250,678	$—	$9,057,994,451

Liability Description

Securities Sold Short	$—	$(481,994,110)	$—	$(481,994,110)
Forward Commodity Contracts	—	(21,298,095)	—	(21,298,095)
Forward Foreign Currency Exchange Contracts	—	(95,054,918)	—	(95,054,918)
Swap Contracts	—	(6,894,959)	—	(6,894,959)
Futures Contracts	(38,142,173)	—	—	(38,142,173)

Total	$(38,142,173)	$(605,242,082)	$—	$(643,384,255)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

30

Eaton Vance
Global Macro Absolute Return Advantage Fund
July 31, 2011 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2011, the value of the Fund’s investment in the Portfolio was $816,445,366 and the Fund owned 80.3% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio
July 31, 2011

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 16.9%

	Principal
Security	Amount		Value
Chile — 4.5%
Government of Chile, 3.00%, 1/1/15(1)	CLP	3,730,548,000	$8,213,974
Government of Chile, 6.00%, 1/1/18	CLP	12,215,000,000	26,511,489
Government of Chile, 6.00%, 3/1/18	CLP	4,975,000,000	10,797,762

Total Chile			$45,523,225

Georgia — 0.3%
Bank of Georgia Promissory Note, 7.00%, 5/18/12	USD	3,100,000	$3,123,508

Total Georgia			$3,123,508

Philippines — 0.9%
Philippine Government International Bond, 6.25%, 1/14/36	PHP	417,000,000	$9,546,292

Total Philippines			$9,546,292

Serbia — 5.1%
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	2,967,000,000	$36,450,882
Serbia Treasury Bill, 0.00%, 2/21/13	RSD	1,315,000,000	15,367,046

Total Serbia			$51,817,928

South Africa — 1.9%
Republic of South Africa, 2.50%, 1/31/17(1)	ZAR	34,304,263	$5,417,030
Republic of South Africa, 2.60%, 3/31/28(1)	ZAR	28,003,010	4,171,853
Republic of South Africa, 2.75%, 1/31/22(1)	ZAR	57,756,015	8,790,875
Republic of South Africa, 5.50%, 12/7/23(1)	ZAR	5,086,289	987,325

Total South Africa			$19,367,083

Sri Lanka — 0.1%
Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	1,040,000	$1,081,600

Total Sri Lanka			$1,081,600

Turkey — 2.1%
Turkey Government Bond, 3.00%, 1/6/21(1)	TRY	24,517,129	$14,331,349
Turkey Government Bond, 4.00%, 4/1/20(1)	TRY	11,696,602	7,384,157

Total Turkey			$21,715,506

Venezuela — 2.0%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	28,233,000	$16,657,470
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	4,816,900	3,424,816

Total Venezuela			$20,082,286

Total Foreign Government Bonds (identified cost $167,865,148)			$172,257,428

1

Precious Metals — 3.1%

	Troy
Description	Ounces	Value
Platinum(4)	17,693	$31,471,474

Total Precious Metals (identified cost $31,063,099)		$31,471,474

Put Options Purchased — 0.1%

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value
KOSPI 200 Index	27,745,000	KRW	205	10/13/11	$5,352
KOSPI 200 Index	78,814,000	KRW	235	2/9/12	309,776
KOSPI 200 Index	27,745,000	KRW	200	10/11/12	113,299
KOSPI 200 Index	66,800,000	KRW	200	12/13/12	309,086
Light Sweet Crude Oil Future 12/11	6	USD	80	11/15/11	10,020

Total Put Options Purchased (identified cost $1,916,045)					$747,533

Short-Term Investments — 80.9%

Foreign Government Securities — 55.6%

	Principal
	Amount
Security	(000’s omitted)		Value
Brazil — 1.1%
Letras Do Tesouro Nacional, 0.00%, 4/1/12	BRL	17,957	$10,687,127

Total Brazil			$10,687,127

Croatia — 1.2%
Croatia Treasury Bill, 0.00%, 9/8/11	EUR	8,707	$12,481,013

Total Croatia			$12,481,013

Georgia — 1.0%
Bank of Georgia Promissory Note, 7.00%, 2/22/12	USD	1,500	$1,510,422
Bank of Georgia Promissory Note, 7.00%, 3/9/12	USD	1,800	1,813,092
Bank of Georgia Promissory Note, 7.00%, 4/9/12	USD	1,800	1,814,180
Bank of Georgia Promissory Note, 7.00%, 6/18/12	USD	3,300	3,321,374
Bank of Georgia Promissory Note, 9.00%, 12/7/11	USD	1,850	1,874,555

Total Georgia			$10,333,623

Hong Kong — 4.9%
Hong Kong Treasury Bill, 0.00%, 8/3/11	HKD	30,500	$3,913,364
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	59,500	7,634,078
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	28,000	3,592,525
Hong Kong Treasury Bill, 0.00%, 8/17/11	HKD	31,500	4,041,593
Hong Kong Treasury Bill, 0.00%, 8/24/11	HKD	27,000	3,464,048
Hong Kong Treasury Bill, 0.00%, 8/31/11	HKD	32,000	4,105,457
Hong Kong Treasury Bill, 0.00%, 9/7/11	HKD	40,500	5,199,035
Hong Kong Treasury Bill, 0.00%, 9/21/11	HKD	35,000	4,489,962
Hong Kong Treasury Bill, 0.00%, 9/28/11	HKD	7,000	898,041
Hong Kong Treasury Bill, 0.00%, 10/6/11	HKD	11,500	1,476,117
Hong Kong Treasury Bill, 0.00%, 10/12/11	HKD	32,500	4,169,761
Hong Kong Treasury Bill, 0.00%, 10/19/11	HKD	15,000	1,924,078
Hong Kong Treasury Bill, 0.00%, 10/26/11	HKD	34,000	4,361,853

Total Hong Kong			$49,269,912

2

	Principal
	Amount
Security	(000’s omitted)		Value
Indonesia — 2.3%
Indonesia Treasury Bill, 0.00%, 8/4/11	IDR	91,925,000	$10,809,478
Indonesia Treasury Bill, 0.00%, 8/11/11	IDR	28,887,000	3,393,223
Indonesia Treasury Bill, 0.00%, 9/29/11	IDR	3,054,000	356,386
Indonesia Treasury Bill, 0.00%, 10/6/11	IDR	64,726,000	7,540,902
Indonesia Treasury Bill, 0.00%, 10/20/11	IDR	3,665,000	426,622
Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	6,108,000	701,308

Total Indonesia			$23,227,919

Israel — 4.5%
Israel Treasury Bill, 0.00%, 8/3/11	ILS	998	$291,605
Israel Treasury Bill, 0.00%, 9/7/11	ILS	49,445	14,410,109
Israel Treasury Bill, 0.00%, 12/7/11	ILS	1,342	387,600
Israel Treasury Bill, 0.00%, 2/29/12	ILS	106,955	30,651,004

Total Israel			$45,740,318

Kazakhstan — 4.6%
Kazakhstan National Bank, 0.00%, 8/5/11	KZT	201,668	$1,376,745
Kazakhstan National Bank, 0.00%, 8/12/11	KZT	992,815	6,777,062
Kazakhstan National Bank, 0.00%, 8/19/11	KZT	2,039,000	13,916,902
Kazakhstan National Bank, 0.00%, 9/2/11	KZT	108,349	739,314
Kazakhstan National Bank, 0.00%, 9/9/11	KZT	84,312	575,206
Kazakhstan National Bank, 0.00%, 9/30/11	KZT	1,867,699	12,734,833
Kazakhstan National Bank, 0.00%, 11/4/11	KZT	410,594	2,796,059
Kazakhstan National Bank, 0.00%, 11/25/11	KZT	1,111,230	7,560,036
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	17,124	115,882

Total Kazakhstan			$46,592,039

Malaysia — 17.6%
Malaysia Treasury Bill, 0.00%, 8/2/11	MYR	48,514	$16,344,439
Malaysia Treasury Bill, 0.00%, 8/9/11	MYR	34,556	11,635,341
Malaysia Treasury Bill, 0.00%, 8/16/11	MYR	4,461	1,501,245
Malaysia Treasury Bill, 0.00%, 8/18/11	MYR	76,039	25,584,987
Malaysia Treasury Bill, 0.00%, 8/23/11	MYR	45,542	15,313,511
Malaysia Treasury Bill, 0.00%, 8/24/11	MYR	56,806	19,104,670
Malaysia Treasury Bill, 0.00%, 9/13/11	MYR	28,866	9,692,285
Malaysia Treasury Bill, 0.00%, 9/20/11	MYR	11,686	3,921,446
Malaysia Treasury Bill, 0.00%, 9/22/11	MYR	35,607	11,946,466
Malaysia Treasury Bill, 0.00%, 9/27/11	MYR	4,212	1,412,397
Malaysia Treasury Bill, 0.00%, 10/4/11	MYR	48,742	16,336,013
Malaysia Treasury Bill, 0.00%, 10/11/11	MYR	59,618	19,967,632
Malaysia Treasury Bill, 0.00%, 10/18/11	MYR	49,610	16,606,294
Malaysia Treasury Bill, 0.00%, 11/17/11	MYR	3,850	1,285,566
Malaysia Treasury Bill, 0.00%, 11/24/11	MYR	23,813	7,946,571

Total Malaysia			$178,598,863

Mexico — 3.6%
Mexico Treasury Bill, 0.00%, 8/11/11	MXN	79,700	$6,783,528
Mexico Treasury Bill, 0.00%, 8/25/11	MXN	39,900	3,390,580
Mexico Treasury Bill, 0.00%, 9/1/11	MXN	39,400	3,345,071
Mexico Treasury Bill, 0.00%, 10/6/11	MXN	70,400	5,952,388
Mexico Treasury Bill, 0.00%, 10/20/11	MXN	18,933	1,598,384
Mexico Treasury Bill, 0.00%, 11/17/11	MXN	180,970	15,225,637

Total Mexico			$36,295,588

3

	Principal
	Amount
Security	(000’s omitted)		Value
Philippines — 2.4%
Philippine Treasury Bill, 0.00%, 8/3/11	PHP	29,240	$693,765
Philippine Treasury Bill, 0.00%, 8/24/11	PHP	45,610	1,080,269
Philippine Treasury Bill, 0.00%, 9/7/11	PHP	105,860	2,505,179
Philippine Treasury Bill, 0.00%, 9/21/11	PHP	221,400	5,232,835
Philippine Treasury Bill, 0.00%, 10/5/11	PHP	159,170	3,762,071
Philippine Treasury Bill, 0.00%, 10/19/11	PHP	292,670	6,906,909
Philippine Treasury Bill, 0.00%, 11/2/11	PHP	178,150	4,203,042
Philippine Treasury Bill, 0.00%, 1/11/12	PHP	10,670	250,591

Total Philippines			$24,634,661

Romania — 5.8%
Romania Treasury Bill, 0.00%, 11/9/11	RON	6,480	$2,174,057
Romania Treasury Bill, 0.00%, 12/14/11	RON	5,400	1,801,437
Romania Treasury Bill, 0.00%, 12/28/11	RON	8,490	2,824,438
Romania Treasury Bill, 0.00%, 3/21/12	RON	38,710	12,714,093
Romania Treasury Bill, 0.00%, 4/11/12	RON	39,760	12,959,747
Romania Treasury Bill, 0.00%, 5/2/12	RON	49,540	16,165,137
Romania Treasury Bill, 0.00%, 6/20/12	RON	16,140	5,211,722
Romania Treasury Bill, 0.00%, 7/11/12	RON	14,840	4,767,495

Total Romania			$58,618,126

Serbia — 3.1%
Serbia Treasury Bill, 0.00%, 2/14/12	RSD	250,000	$3,285,995
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	998,960	12,980,878
Serbia Treasury Bill, 0.00%, 4/26/12	RSD	417,930	5,366,999
Serbia Treasury Bill, 0.00%, 6/7/12	RSD	213,200	2,694,875
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	608,760	7,624,819

Total Serbia			$31,953,566

South Korea — 1.3%
Korea Monetary Stabilization Bond, 0.00%, 8/2/11	KRW	534,120	$506,558
Korea Monetary Stabilization Bond, 0.00%, 8/23/11	KRW	4,704,850	4,453,033
Korea Monetary Stabilization Bond, 0.00%, 8/30/11	KRW	2,743,800	2,595,083
Korea Monetary Stabilization Bond, 0.00%, 9/20/11	KRW	1,404,140	1,325,250
Korea Monetary Stabilization Bond, 0.00%, 10/18/11	KRW	4,335,390	4,081,229
Korea Monetary Stabilization Bond, 0.00%, 10/25/11	KRW	537,970	506,067

Total South Korea			$13,467,220

Thailand — 1.0%
Bank of Thailand, 0.00%, 8/4/11	THB	52,000	$1,743,288
Bank of Thailand, 0.00%, 8/4/11	THB	91,668	3,073,064
Bank of Thailand, 0.00%, 8/11/11	THB	166,395	5,575,047

Total Thailand			$10,391,399

Turkey — 1.2%
Turkey Government Bond, 0.00%, 8/3/11	TRY	9,368	$5,545,092
Turkey Government Bond, 0.00%, 11/16/11	TRY	12,199	7,058,872

Total Turkey			$12,603,964

Total Foreign Government Securities (identified cost $559,541,687)			$564,895,338

4

U.S. Treasury Obligations — 9.2%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/4/11	$30,000	$29,999,370
U.S. Treasury Bill, 0.00%, 8/11/11	5,000	4,999,645
U.S. Treasury Bill, 0.00%, 9/8/11	30,000	29,997,570
U.S. Treasury Bill, 0.00%, 9/15/11(5)	6,800	6,799,408
U.S. Treasury Bill, 0.00%, 10/6/11	20,441	20,438,068
U.S. Treasury Bill, 0.00%, 10/27/11(5)	1,495	1,494,976

Total U.S. Treasury Obligations (identified cost $93,734,104)		$93,729,037

Repurchase Agreements — 10.4%

	Principal
	Amount
Description	(000’s omitted)		Value
Bank of America:
Dated 5/26/11 with a maturity date of 8/22/11, an interest rate of 0.90% and repurchase proceeds of EUR 12,545,666, collateralized by EUR 12,140,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $18,578,755.	EUR	12,519	$17,989,081
Dated 6/28/11 with a maturity date of 8/22/11, an interest rate of 1.00% and repurchase proceeds of EUR 3,244,770, collateralized by EUR 3,200,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $4,897,201.	EUR	3,240	4,655,554
Dated 6/28/11 with a maturity date of 9/1/11, an interest rate of 1.03% and repurchase proceeds of EUR 13,769,758, collateralized by EUR 13,660,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $19,525,391.	EUR	13,745	19,750,719
Dated 7/6/11 with a maturity date of 10/11/11, an interest rate of 1.22% and repurchase proceeds of EUR 3,997,424, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,278,634.	EUR	3,985	5,726,044
Dated 7/29/11 with a maturity date of 11/3/11, an interest rate of 0.96% and repurchase proceeds of EUR 7,079,232, collateralized by EUR 6,550,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $10,142,240.	EUR	7,062	10,146,978
Citibank:
Dated 5/20/11 with a maturity date of 8/25/11, an interest rate of 1.06% and repurchase proceeds of EUR 13,081,810, collateralized by EUR 12,775,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $19,550,544.	EUR	13,046	18,746,462
Dated 7/28/11 with a maturity date of 8/25/11, an interest rate of 0.90% and repurchase proceeds of EUR 12,893,910, collateralized by EUR 12,100,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $18,517,540.	EUR	12,887	18,516,603
Dated 7/29/11 with a maturity date of 11/3/11, an interest rate of 1.00% and repurchase proceeds of EUR 7,000,237, collateralized by EUR 6,480,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $10,033,849.	EUR	6,982	10,032,718

Total Repurchase Agreements (identified cost $104,885,556)			$105,564,159

Other Securities — 5.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(6)	$58,112	$58,112,007

Total Other Securities (identified cost $58,112,007)		$58,112,007

Total Short-Term Investments (identified cost $816,273,354)		$822,300,541

Total Investments — 101.0% (identified cost $1,017,117,646)		$1,026,776,976

Other Assets, Less Liabilities — (1.0)%		$(10,318,619)

Net Assets — 100.0%		$1,016,458,357

5

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

CLP	-	Chilean Peso

EUR	-	Euro

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

KRW	-	South Korean Won

KZT	-	Kazak Tenge

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

THB	-	Thai Baht

TRY	-	New Turkish Lira

USD	-	United States Dollar

ZAR	-	South African Rand

(1)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $1,081,600 or 0.1% of the Portfolio’s net assets.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Non-income producing.

(5)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(6)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $109,604.

Securities Sold Short

Foreign Government Bonds

	Principal
	Amount
Security	(000’s omitted)		Value
Belgium
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(13,660)	$(18,906,302)

Total Belgium			$(18,906,302)

France
Government of France, 3.75%, 4/25/17	EUR	(13,030)	$(19,987,579)
Government of France, 4.00%, 10/25/38	EUR	(40,215)	(59,770,914)

Total France			$(79,758,493)

Spain
Spanish Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,277,185)

Total Spain			$(5,277,185)

Total Foreign Government Bonds (proceeds $100,864,056)			$(103,941,980)

Total Securities Sold Short (proceeds $100,864,056)			$(103,941,980)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2011 were $33,676,586 or 3.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

6

A summary of open financial instruments at July 31, 2011 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
8/29/11	Gold 3,727 Troy Ounces	United States Dollar 5,667,118	Citigroup Global Markets	$(357,986)
10/27/11	Gold 3,113 Troy Ounces	United States Dollar 4,438,205	Citigroup Global Markets	(604,578)
4/26/12	Gold 4,661 Troy Ounces	United States Dollar 6,729,830	Citigroup Global Markets	(861,912)

				$(1,824,476)

(1) Non-deliverable contracts that are settled with counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
8/2/11	Czech Koruna 212,000,000	Euro 8,767,577	HSBC Bank USA	$(2,585)
8/2/11	New Zealand Dollar 8,256,000	United States Dollar 7,100,160	Bank of America	(156,038)
8/3/11	South African Rand 88,445,492	United States Dollar 12,919,200	Standard Bank	(313,264)
8/4/11	Thai Baht 45,000,000	United States Dollar 1,463,891	Barclays Bank PLC	(44,646)
8/4/11	Thai Baht 46,668,000	United States Dollar 1,499,133	Barclays Bank PLC	(65,320)
8/4/11	Thai Baht 52,000,000	United States Dollar 1,674,988	Barclays Bank PLC	(68,209)
8/5/11	Japanese Yen 951,712,500	United States Dollar 11,772,792	Goldman Sachs, Inc.	(590,016)
8/11/11	Mexican Peso 79,700,000	United States Dollar 6,545,932	Barclays Bank PLC	(238,764)
8/11/11	Thai Baht 61,533,000	United States Dollar 1,996,204	Bank of America	(65,300)
8/11/11	Thai Baht 104,862,000	United States Dollar 3,404,058	Barclays Bank PLC	(109,073)
8/15/11	South African Rand 194,224,000	United States Dollar 28,405,288	Bank of America	(601,957)
8/18/11	Euro 83,184,071	United States Dollar 118,051,922	Goldman Sachs, Inc.	(1,433,981)
8/18/11	South African Rand 56,300,000	United States Dollar 8,181,712	Nomura International PLC	(222,980)
8/19/11	New Taiwan Dollar 63,360,000	United States Dollar 2,208,050	Bank of America	10,508
8/19/11	New Taiwan Dollar 70,090,000	United States Dollar 2,443,863	Citigroup Global Markets	12,901
8/19/11	New Taiwan Dollar 59,300,000	United States Dollar 2,067,283	Credit Suisse	10,555
8/19/11	New Taiwan Dollar 72,660,000	United States Dollar 2,533,915	HSBC Bank USA	13,816
8/22/11	Euro 39,291,288	United States Dollar 55,118,015	Deutsche Bank	(1,315,267)
8/22/11	Euro 1,000,000	United States Dollar 1,444,940	Nomura International PLC	8,660
8/25/11	Euro 14,001,710	United States Dollar 20,114,857	Standard Bank	5,784

7

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
8/25/11	New Taiwan Dollar 130,030,000	United States Dollar 4,529,557	Credit Suisse	$19,489
8/25/11	New Taiwan Dollar 127,020,000	United States Dollar 4,425,013	Goldman Sachs, Inc.	19,346
8/26/11	New Taiwan Dollar 126,330,000	United States Dollar 4,393,323	Bank of America	11,559
8/29/11	Malaysian Ringgit 20,500,000	United States Dollar 6,971,603	Bank of America	54,446
8/29/11	Malaysian Ringgit 20,500,000	United States Dollar 6,972,789	Credit Suisse	55,632
8/29/11	Malaysian Ringgit 20,581,000	United States Dollar 7,000,340	Goldman Sachs, Inc.	55,852
8/29/11	South African Rand 23,955,858	United States Dollar 3,344,389	Bank of America	(226,108)
8/31/11	Euro 46,498,000	United States Dollar 66,668,367	Goldman Sachs, Inc.	(102,816)
8/31/11	New Taiwan Dollar 132,160,000	United States Dollar 4,604,076	Credit Suisse	19,944
9/7/11	South African Rand 27,635,352	United States Dollar 4,061,661	Bank of America	(51,808)
9/8/11	Euro 8,707,000	United States Dollar 11,056,497	Citigroup Global Markets	(1,444,287)
9/13/11	New Taiwan Dollar 46,300,000	United States Dollar 1,610,715	Standard Chartered Bank	4,563
9/15/11	South African Rand 51,013,507	United States Dollar 7,412,168	Bank of America	(172,135)
9/20/11	New Taiwan Dollar 61,600,000	United States Dollar 2,136,663	Bank of America	(381)
9/20/11	New Taiwan Dollar 70,500,000	United States Dollar 2,444,945	Barclays Bank PLC	(861)
9/20/11	New Taiwan Dollar 62,800,000	United States Dollar 2,177,909	Deutsche Bank	(767)
9/20/11	New Taiwan Dollar 70,100,000	United States Dollar 2,430,652	HSBC Bank USA	(1,277)
9/22/11	South African Rand 21,285,115	United States Dollar 3,091,700	Bank of America	(69,547)
9/23/11	New Taiwan Dollar 99,190,000	United States Dollar 3,437,532	Barclays Bank PLC	(3,687)
9/26/11	New Taiwan Dollar 133,536,000	United States Dollar 4,643,600	Bank of America	10,682
9/26/11	New Taiwan Dollar 133,524,000	United States Dollar 4,641,568	Credit Suisse	9,067
9/30/11	New Taiwan Dollar 67,500,000	United States Dollar 2,355,445	Bank of America	13,507
9/30/11	New Taiwan Dollar 67,500,000	United States Dollar 2,355,445	Goldman Sachs, Inc.	13,507
10/3/11	Malaysian Ringgit 14,425,000	United States Dollar 4,869,198	Bank of America	7,713
10/3/11	Malaysian Ringgit 16,075,000	United States Dollar 5,425,794	HSBC Bank USA	8,229
10/26/11	New Taiwan Dollar 74,085,000	United States Dollar 2,581,269	BNP Paribas SA	9,732
10/26/11	New Taiwan Dollar 66,377,000	United States Dollar 2,312,707	Goldman Sachs, Inc.	8,719
11/2/11	Malaysian Ringgit 16,075,000	United States Dollar 5,419,209	Barclays Bank PLC	7,116
11/2/11	Malaysian Ringgit 14,425,000	United States Dollar 4,865,093	Credit Suisse	8,517
2/29/12	Israeli Shekel 11,854,000	United States Dollar 3,241,455	Deutsche Bank	(181,035)

8

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
4/3/12	Brazilian Real 5,061,000	United States Dollar 3,007,130	Deutsche Bank	$(69,601)
4/3/12	Brazilian Real 5,060,000	United States Dollar 3,008,323	Nomura International PLC	(67,800)
4/3/12	Brazilian Real 1,572,000	United States Dollar 947,273	Standard Bank	(8,392)
4/3/12	Brazilian Real 6,264,000	United States Dollar 3,733,015	Standard Chartered Bank	(75,054)

				$(7,303,112)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/2/11	Czech Koruna 212,000,000	Euro 8,801,026	Citigroup Global Markets	$(45,479)
8/2/11	New Zealand Dollar 4,345,000	United States Dollar 3,797,009	Credit Suisse	21,811
8/2/11	New Zealand Dollar 3,911,000	United States Dollar 3,423,631	Goldman Sachs, Inc.	13,747
8/3/11	Romanian Leu 9,230,312	Euro 2,170,000	BNP Paribas SA	18,400
8/4/11	Czech Koruna 93,877,000	Euro 3,893,534	Deutsche Bank	(14,659)
8/4/11	Serbian Dinar 85,106,000	Euro 836,396	Barclays Bank PLC	(9,271)
8/5/11	Polish Zloty 43,440,410	Euro 10,870,565	Bank of America	(11,269)
8/8/11	Indonesian Rupiah 20,478,000,000	United States Dollar 2,383,935	Bank of America	25,219
8/8/11	Indonesian Rupiah 21,504,000,000	United States Dollar 2,503,667	Citigroup Global Markets	26,191
8/8/11	Indonesian Rupiah 36,840,000,000	United States Dollar 4,290,206	Deutsche Bank	43,870
8/8/11	Indonesian Rupiah 20,478,000,000	United States Dollar 2,383,935	Goldman Sachs, Inc.	25,219
8/8/11	Singapore Dollar 19,869,000	United States Dollar 16,185,569	Bank of America	315,764
8/8/11	Swedish Krona 21,871,000	Euro 2,371,971	Citigroup Global Markets	67,393
8/8/11	Swedish Krona 240,220,550	Euro 26,433,592	Credit Suisse	192,825
8/9/11	South Korean Won 6,496,000,000	United States Dollar 5,988,201	Bank of America	172,310
8/9/11	South Korean Won 7,123,000,000	United States Dollar 6,564,977	Barclays Bank PLC	190,152
8/9/11	South Korean Won 6,602,000,000	United States Dollar 6,085,353	Credit Suisse	175,683
8/9/11	South Korean Won 1,870,000,000	United States Dollar 1,724,615	HSBC Bank USA	48,808
8/10/11	South Korean Won 4,679,000,000	United States Dollar 4,309,860	Deutsche Bank	127,395
8/10/11	South Korean Won 4,513,000,000	United States Dollar 4,156,957	HSBC Bank USA	122,875
8/11/11	Czech Koruna 323,105,300	Euro 13,319,646	BNP Paribas SA	67,991
8/11/11	Indian Rupee 246,770,000	United States Dollar 5,539,505	Goldman Sachs, Inc.	40,391

9

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/11/11	Mexican Peso 79,700,000	United States Dollar 6,536,805	Deutsche Bank	$247,891
8/15/11	Hong Kong Dollar 88,678,315	United States Dollar 11,398,827	Standard Chartered Bank	(19,807)
8/15/11	Indonesian Rupiah 16,610,000,000	United States Dollar 1,934,094	BNP Paribas SA	20,654
8/15/11	New Turkish Lira 53,185,142	United States Dollar 32,008,391	Credit Suisse	(607,268)
8/15/11	Serbian Dinar 1,266,317,000	Euro 12,114,388	Bank of America	289,246
8/15/11	Serbian Dinar 454,217,000	Euro 4,409,874	Citigroup Global Markets	11,028
8/16/11	Indonesian Rupiah 11,600,000,000	United States Dollar 1,351,666	Citigroup Global Markets	13,545
8/16/11	Mexican Peso 39,966,000	United States Dollar 3,397,314	Standard Bank	3,345
8/16/11	Polish Zloty 38,726,000	Euro 9,709,658	Goldman Sachs, Inc.	(49,917)
8/16/11	Polish Zloty 3,563,700	Euro 888,721	Nomura International PLC	2,295
8/16/11	South Korean Won 3,780,000,000	United States Dollar 3,482,908	Bank of America	101,335
8/16/11	South Korean Won 5,610,000,000	United States Dollar 5,159,570	Barclays Bank PLC	159,902
8/16/11	South Korean Won 4,176,000,000	United States Dollar 3,847,784	Barclays Bank PLC	111,951
8/18/11	Czech Koruna 11,950,000	Euro 489,343	Credit Suisse	7,300
8/18/11	Indian Rupee 356,540,000	United States Dollar 7,978,464	Credit Suisse	78,585
8/18/11	Indonesian Rupiah 17,130,000,000	United States Dollar 1,997,202	HSBC Bank USA	19,030
8/18/11	Indonesian Rupiah 23,615,000,000	United States Dollar 2,761,020	Standard Chartered Bank	18,508
8/18/11	South Korean Won 1,680,000,000	United States Dollar 1,586,702	Nomura International PLC	6,227
8/22/11	Indian Rupee 200,900,000	United States Dollar 4,488,453	BNP Paribas SA	49,874
8/22/11	Indonesian Rupiah 43,019,000,000	United States Dollar 4,981,357	Citigroup Global Markets	83,017
8/22/11	Indonesian Rupiah 39,315,000,000	United States Dollar 4,551,928	Credit Suisse	76,396
8/22/11	Israeli Shekel 85,477,509	United States Dollar 24,741,666	BNP Paribas SA	208,397
8/22/11	Israeli Shekel 9,912,200	United States Dollar 2,903,849	Citigroup Global Markets	(10,573)
8/22/11	South Korean Won 2,693,000,000	United States Dollar 2,464,086	Barclays Bank PLC	89,121
8/23/11	Indonesian Rupiah 19,240,000,000	United States Dollar 2,218,123	Bank of America	46,997
8/23/11	Indonesian Rupiah 15,722,000,000	United States Dollar 1,816,522	Deutsche Bank	34,424
8/23/11	Indonesian Rupiah 15,847,000,000	United States Dollar 1,827,797	HSBC Bank USA	37,866
8/25/11	Indian Rupee 71,750,000	United States Dollar 1,611,950	BNP Paribas SA	8,456
8/25/11	Indian Rupee 97,610,000	United States Dollar 2,188,673	Credit Suisse	15,756
8/25/11	Indian Rupee 90,330,000	United States Dollar 2,025,663	HSBC Bank USA	14,354

10

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/25/11	Singapore Dollar 8,352,000	United States Dollar 6,885,011	Bank of America	$51,632
8/25/11	South Korean Won 10,824,000,000	United States Dollar 10,234,493	Standard Chartered Bank	26,980
8/26/11	Indonesian Rupiah 27,630,000,000	United States Dollar 3,190,900	Barclays Bank PLC	62,436
8/29/11	South Korean Won 1,903,000,000	United States Dollar 1,800,378	Nomura International PLC	3,567
8/30/11	Norwegian Krone 64,298,330	Euro 8,276,641	Goldman Sachs, Inc.	36,336
8/30/11	Norwegian Krone 72,470,000	Euro 9,330,891	Nomura International PLC	37,547
8/30/11	Philippine Peso 156,500,000	United States Dollar 3,691,386	HSBC Bank USA	14,086
8/31/11	Czech Koruna 356,980,000	Euro 14,718,094	Credit Suisse	78,307
8/31/11	Czech Koruna 212,000,000	Euro 8,771,930	HSBC Bank USA	1,581
8/31/11	Polish Zloty 53,616,000	Euro 13,352,726	Standard Bank	36,389
8/31/11	South Korean Won 502,554,000	United States Dollar 477,554	Bank of America	(1,179)
8/31/11	South Korean Won 502,446,000	United States Dollar 477,451	Credit Suisse	(1,179)
9/1/11	Swedish Krona 200,680,440	Euro 22,087,991	Goldman Sachs, Inc.	129,622
9/2/11	Philippine Peso 201,500,000	United States Dollar 4,765,847	Bank of America	3,949
9/2/11	Philippine Peso 201,500,000	United States Dollar 4,764,720	Credit Suisse	5,075
9/2/11	Philippine Peso 154,560,000	United States Dollar 3,655,456	Nomura International PLC	3,202
9/2/11	Yuan Renminbi 32,173,000	United States Dollar 4,793,355	Bank of America	207,500
9/9/11	Indian Rupee 623,030,000	United States Dollar 13,907,075	Bank of America	144,683
9/12/11	Indonesian Rupiah 37,730,000,000	United States Dollar 4,405,137	Bank of America	37,564
9/12/11	Indonesian Rupiah 40,870,000,000	United States Dollar 4,771,745	Barclays Bank PLC	40,690
9/13/11	Indian Rupee 12,900,000	United States Dollar 288,846	Bank of America	1,994
9/13/11	Indian Rupee 14,800,000	United States Dollar 331,426	BNP Paribas SA	2,250
9/13/11	Indian Rupee 12,900,000	United States Dollar 288,846	Credit Suisse	1,994
9/14/11	Singapore Dollar 8,364,000	United States Dollar 6,815,515	BNP Paribas SA	131,392
9/20/11	Swedish Krona 200,355,400	Euro 21,601,835	Credit Suisse	758,140
9/22/11	Indonesian Rupiah 22,357,000,000	United States Dollar 2,611,799	Standard Chartered Bank	19,934
9/26/11	Indonesian Rupiah 35,400,700,000	United States Dollar 4,131,252	Bank of America	35,402
9/27/11	Norwegian Krone 143,646,300	Euro 18,448,714	Credit Suisse	111,453
9/29/11	Indian Rupee 112,629,000	United States Dollar 2,553,453	Bank of America	(17,842)
9/29/11	Indian Rupee 95,696,000	United States Dollar 2,169,559	Barclays Bank PLC	(15,160)

11

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
9/29/11	Indian Rupee 106,327,000	United States Dollar 2,411,125	BNP Paribas SA	$(17,390)
9/29/11	Indian Rupee 112,629,000	United States Dollar 2,553,453	Credit Suisse	(17,842)
9/29/11	Indian Rupee 91,359,000	United States Dollar 2,071,233	Goldman Sachs, Inc.	(14,472)
9/30/11	Indonesian Rupiah 38,820,000,000	United States Dollar 4,565,984	Nomura International PLC	2,565
10/4/11	South Korean Won 6,290,000,000	United States Dollar 5,945,180	Bank of America	3,017
10/4/11	South Korean Won 6,780,000,000	United States Dollar 6,408,318	Citigroup Global Markets	3,252
10/12/11	Yuan Renminbi 6,300,000	United States Dollar 962,861	Bank of America	17,577
11/21/11	Serbian Dinar 586,828,000	Euro 5,708,444	Standard Bank	(192,188)
11/28/11	Yuan Renminbi 8,720,000	United States Dollar 1,346,926	Bank of America	11,939
11/28/11	Yuan Renminbi 10,390,400	United States Dollar 1,600,000	Barclays Bank PLC	19,169
11/28/11	Yuan Renminbi 20,784,000	United States Dollar 3,200,000	Standard Chartered Bank	38,836
12/9/11	Yuan Renminbi 15,060,000	United States Dollar 2,316,210	Barclays Bank PLC	31,315
12/13/11	Yuan Renminbi 5,400,000	United States Dollar 829,238	Barclays Bank PLC	12,592
12/16/11	Yuan Renminbi 29,200,000	United States Dollar 4,467,564	Barclays Bank PLC	84,915
12/16/11	Yuan Renminbi 10,220,000	United States Dollar 1,573,276	Barclays Bank PLC	20,092
12/30/11	Yuan Renminbi 8,200,000	United States Dollar 1,268,368	Bank of America	10,538
12/30/11	Yuan Renminbi 13,090,000	United States Dollar 2,035,770	Bank of America	5,801
1/17/12	Yuan Renminbi 19,230,000	United States Dollar 2,985,330	Bank of America	15,281
1/30/12	Yuan Renminbi 7,180,000	United States Dollar 1,111,834	Bank of America	8,902
1/30/12	Yuan Renminbi 24,719,200	United States Dollar 3,832,256	Barclays Bank PLC	26,197
10/22/12	Yuan Renminbi 3,300,000	United States Dollar 524,642	Citigroup Global Markets	(6,265)
10/29/12	Yuan Renminbi 1,970,000	United States Dollar 312,203	Citigroup Global Markets	(2,693)
11/5/12	Yuan Renminbi 4,480,000	United States Dollar 709,422	Bank of America	(5,437)
11/13/12	Yuan Renminbi 7,080,000	United States Dollar 1,128,287	Bank of America	(15,515)
11/19/12	Yuan Renminbi 3,100,000	United States Dollar 488,574	Deutsche Bank	(1,270)

				$4,670,562

At July 31, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $718,362 and a payable of $565,309.

12

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/11	139 Euro-Bobl	Long	$23,853,580	$23,869,613	$16,033
9/11	395 Euro-Bund	Long	72,531,141	73,989,105	1,457,964
9/11	175 Euro-Buxl	Long	26,711,721	27,916,798	1,205,077
9/11	40 Japan 10-Year Bond	Short	(73,110,606)	(73,692,278)	(581,672)
9/11	52 U.S. 5-Year Treasury Note	Short	(6,165,250)	(6,315,156)	(149,906)
9/11	10 U.S. 10-Year Treasury Note	Short	(1,216,953)	(1,256,875)	(39,922)
9/11	41 U.S. 30-Year Treasury Bond	Long	5,089,125	5,253,125	164,000
9/11	55 U.S. Ultra-Long Treasury Bond	Short	(7,029,945)	(7,256,562)	(226,617)
10/11	175 Platinum	Long	14,755,118	15,621,375	866,257
12/11	102 Gold	Short	(16,498,500)	(16,638,240)	(139,740)

					$2,571,474

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

13

Interest Rate Swaps

			Portfolio
	Notional		Pays/				Net Unrealized
	Amount		Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ZAR	10,073	Receive	3-Month ZAR JIBAR	6.86%	11/17/15	$11,532
Bank of America	ZAR	20,153	Receive	3-Month ZAR JIBAR	7.18	12/15/15	(8,621)
Bank of America	ZAR	5,063	Receive	3-Month ZAR JIBAR	7.26	11/16/20	30,182
Bank of America	ZAR	10,070	Receive	3-Month ZAR JIBAR	7.42	11/17/20	43,574
Bank of America	ZAR	7,680	Receive	3-Month ZAR JIBAR	7.31	11/19/20	42,054
Citigroup Global Markets	ZAR	5,016	Receive	3-Month ZAR JIBAR	7.29	11/19/20	28,496
Citigroup Global Markets	ZAR	27,635	Receive	3-Month ZAR JIBAR	7.69	1/7/21	57,263
Credit Suisse	AUD	562,665	Receive	RBA Cash Rate Overnight	4.82	8/3/11	(11,325)
Credit Suisse	AUD	553,041	Receive	RBA Cash Rate Overnight	4.82	8/3/11	(13,857)
Credit Suisse	AUD	677,895	Receive	RBA Cash Rate Overnight	4.85	9/7/11	(46,174)
Deutsche Bank	AUD	549,329	Receive	RBA Cash Rate Overnight	4.83	8/3/11	(18,574)
Deutsche Bank	AUD	713,810	Receive	RBA Cash Rate Overnight	4.85	9/7/11	(50,188)
Deutsche Bank	ZAR	3,910	Receive	3-Month ZAR JIBAR	6.71	11/19/15	7,997
Deutsche Bank	ZAR	6,983	Receive	3-Month ZAR JIBAR	7.26	11/16/20	41,630
Deutsche Bank	ZAR	4,655	Receive	3-Month ZAR JIBAR	7.27	11/19/20	27,402
Deutsche Bank	ZAR	4,800	Receive	3-Month ZAR JIBAR	7.77	11/26/20	3,962
Standard Bank	ZAR	16,000	Receive	3-Month ZAR JIBAR	7.87	11/30/20	(2,532)

							$142,821

AUD	-	Australian Dollar

ZAR	-	South African Rand

RBA	-	Reserve Bank of Australia

Credit Default Swaps — Sell Protection

						Current
			Contract			Market		Upfront
		Notional	Annual			Annual		Payments
		Amount*	Fixed		Termination	Fixed	Market	Received	Net Unrealized
Reference Entity	Counterparty	(000’s omitted)	Rate**		Date	Rate***	Value	(Paid)	Appreciation
Argentina	Bank of America	$19,517	5.00	%(1)	6/20/13	4.00%	$472,845	$(103,503)	$369,342
Argentina	Bank of America	6,951	5.00	(1)	6/20/13	4.00	168,411	(84,084)	84,327
Argentina	Bank of America	3,476	5.00	(1)	6/20/13	4.00	84,207	(43,292)	40,915
Argentina	Bank of America	3,370	5.00	(1)	6/20/13	4.00	81,641	(55,363)	26,278
Argentina	Bank of America	3,468	5.00	(1)	6/20/13	4.00	84,028	(58,865)	25,163
Argentina	Credit Suisse	3,253	5.00	(1)	6/20/13	4.00	78,812	(17,252)	61,560
Argentina	Credit Suisse	3,552	5.00	(1)	6/20/13	4.00	86,056	(31,495)	54,561
Argentina	Credit Suisse	3,688	5.00	(1)	6/20/13	4.00	89,350	(46,059)	43,291
Argentina	Credit Suisse	3,464	5.00	(1)	6/20/13	4.00	83,924	(43,262)	40,662
Argentina	Deutsche Bank	5,680	5.00	(1)	6/20/13	4.00	137,611	(65,961)	71,650
Argentina	Deutsche Bank	3,464	5.00	(1)	6/20/13	4.00	83,924	(43,262)	40,662
Argentina	Deutsche Bank	3,219	5.00	(1)	6/20/13	4.00	77,997	(40,185)	37,812
Argentina	Deutsche Bank	3,468	5.00	(1)	6/20/13	4.00	84,030	(58,867)	25,163
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	1.15	(16,978)	23,669	6,691
South Africa	Bank of America	890	1.00	(1)	12/20/15	1.15	(4,736)	6,300	1,564
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	1.15	(20,385)	31,554	11,169

14

						Current
			Contract			Market		Upfront
		Notional	Annual			Annual		Payments
		Amount*	Fixed		Termination	Fixed	Market	Received	Net Unrealized
Reference Entity	Counterparty	(000’s omitted)	Rate**		Date	Rate***	Value	(Paid)	Appreciation
South Africa	Barclays Bank PLC	$2,280	1.00	%(1)	12/20/15	1.15%	$(12,135)	$18,943	$6,808
South Africa	Citigroup Global Markets	4,800	1.00	(1)	9/20/15	1.11	(15,928)	111,171	95,243
South Africa	Credit Suisse	4,785	1.00	(1)	12/20/15	1.15	(25,468)	43,336	17,868
South Africa	Credit Suisse	2,000	1.00	(1)	12/20/15	1.15	(10,645)	15,599	4,954
South Africa	Credit Suisse	890	1.00	(1)	12/20/15	1.15	(4,737)	7,405	2,668
South Africa	Credit Suisse	9,000	1.00	(1)	3/20/16	1.19	(65,926)	130,958	65,032
South Africa	Credit Suisse	8,100	1.00	(1)	3/20/16	1.19	(59,333)	66,641	7,308

							$1,376,565	$(235,874)	$1,140,691

Credit Default Swaps — Buy Protection

			Contract				Upfront
		Notional	Annual				Payments	Net Unrealized
		Amount	Fixed		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Rate**		Date	Value	(Paid)	(Depreciation)
Brazil	Bank of America	$4,600	1.00	%(1)	12/20/20	$174,028	$(137,675)	$36,353
Brazil	Bank of America	1,217	1.00	(1)	12/20/20	46,038	(42,585)	3,453
Brazil	Bank of America	533	1.00	(1)	12/20/20	20,163	(18,243)	1,920
Brazil	Bank of America	280	1.00	(1)	12/20/20	10,592	(9,168)	1,424
Brazil	Barclays Bank PLC	1,430	1.00	(1)	12/20/20	54,095	(51,205)	2,890
Brazil	Barclays Bank PLC	35,000	1.00	(1)	6/20/21	1,440,927	(1,554,382)	(113,455)
Brazil	Citigroup Global Markets	2,400	1.00	(1)	9/20/20	86,640	(105,706)	(19,066)
Brazil	Citigroup Global Markets	270	1.00	(1)	12/20/20	10,214	(8,944)	1,270
Brazil	Citigroup Global Markets	11,000	1.00	(1)	9/20/21	471,046	(481,833)	(10,787)
Brazil	HSBC Bank USA	1,000	1.00	(1)	6/20/21	41,170	(42,889)	(1,719)
Brazil	Standard Chartered Bank	2,400	1.00	(1)	9/20/20	86,641	(89,415)	(2,774)
Brazil	Standard Chartered Bank	280	1.00	(1)	12/20/20	10,593	(9,276)	1,317
China	Bank of America	3,700	1.00	(1)	9/20/16	(27,342)	17,918	(9,424)
China	Barclays Bank PLC	10,076	1.00	(1)	9/20/16	(74,458)	53,696	(20,762)
China	Credit Suisse	6,100	1.00	(1)	9/20/16	(45,077)	29,572	(15,505)
China	Deutsche Bank	4,300	1.00	(1)	9/20/16	(31,776)	20,823	(10,953)
Colombia	Bank of America	3,900	1.00	(1)	9/20/21	163,111	(177,582)	(14,471)
Colombia	Goldman Sachs, Inc.	2,990	1.00	(1)	9/20/21	125,051	(133,754)	(8,703)
Colombia	HSBC Bank USA	8,590	1.00	(1)	9/20/21	359,262	(375,661)	(16,399)
Colombia	Morgan Stanley	4,470	1.00	(1)	9/20/21	186,950	(203,536)	(16,586)
Egypt	Citigroup Global Markets	1,300	1.00	(1)	12/20/15	106,133	(76,781)	29,352
Egypt	Credit Suisse	2,130	1.00	(1)	12/20/15	173,896	(117,857)	56,039
Egypt	Credit Suisse	2,155	1.00	(1)	12/20/15	175,936	(127,288)	48,648
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	375,549	(203,837)	171,712
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	8,245	(17,160)	(8,915)
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	11,778	(22,983)	(11,205)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	14,134	(41,874)	(27,740)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	13,986	(16,425)	(2,439)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	12,238	(18,529)	(6,291)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	8,741	(18,559)	(9,818)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	13,986	(24,530)	(10,544)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	18,356	(30,283)	(11,927)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	21,852	(45,565)	(23,713)
Philippines	Citigroup Global Markets	6,600	1.00	(1)	9/20/15	19,735	(150,860)	(131,125)
Philippines	Citigroup Global Markets	2,000	1.00	(1)	3/20/16	17,482	(29,790)	(12,308)
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	5,889	(13,124)	(7,235)
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	7,656	(15,961)	(8,305)
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	13,545	(30,076)	(16,531)
Philippines	Goldman Sachs, Inc.	2,000	1.00	(1)	3/20/16	17,482	(30,646)	(13,164)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	5,889	(10,977)	(5,088)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	22,727	(42,090)	(19,363)
Russia	Bank of America	1,980	1.00	(1)	12/20/20	129,571	(123,071)	6,500
Russia	Barclays Bank PLC	990	1.00	(1)	12/20/20	64,786	(60,814)	3,972
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	148,058	(126,561)	21,497
South Africa	Bank of America	890	1.00	(1)	12/20/20	41,306	(32,192)	9,114
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	177,762	(146,287)	31,475
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	105,817	(82,162)	23,655
South Africa	Citigroup Global Markets	4,800	1.00	(1)	9/20/20	213,807	(287,645)	(73,838)
South Africa	Credit Suisse	4,785	1.00	(1)	12/20/20	222,087	(193,374)	28,713
South Africa	Credit Suisse	2,000	1.00	(1)	12/20/20	92,826	(79,893)	12,933
South Africa	Credit Suisse	890	1.00	(1)	12/20/20	41,305	(34,226)	7,079
South Africa	Credit Suisse	8,100	1.00	(1)	3/20/21	390,640	(345,203)	45,437
South Africa	Credit Suisse	9,000	1.00	(1)	3/20/21	434,044	(449,550)	(15,506)
Spain	Bank of America	2,400	1.00	(1)	9/20/20	403,726	(244,317)	159,409
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	407,241	(215,923)	191,318

15

				Contract				Upfront
		Notional		Annual				Payments	Net Unrealized
		Amount		Fixed		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Rate**		Date	Value	(Paid)	(Depreciation)
Spain	Barclays Bank PLC		$3,900	1.00	%(1)	12/20/20	$665,427	$(379,758)	$285,669
Spain	Barclays Bank PLC		3,200	1.00	(1)	12/20/20	546,004	(446,907)	99,097
Spain	Barclays Bank PLC		1,100	1.00	(1)	12/20/20	187,681	(105,132)	82,549
Spain	Barclays Bank PLC		5,000	1.00	(1)	6/20/21	876,301	(488,558)	387,743
Spain	Barclays Bank PLC		5,000	1.00	(1)	6/20/21	876,162	(550,319)	325,843
Spain	Credit Suisse		2,200	1.00	(1)	3/20/21	380,485	(329,030)	51,455
Spain	Credit Suisse		5,000	1.00	(1)	6/20/21	876,301	(533,435)	342,866
Spain	Deutsche Bank		3,500	1.00	(1)	12/20/20	597,192	(390,858)	206,334
Thailand	Bank of America		1,000	1.00	(1)	3/20/16	5,823	(4,306)	1,517
Thailand	Barclays Bank PLC		3,000	1.00	(1)	3/20/16	17,469	(2,589)	14,880
Thailand	Barclays Bank PLC		1,400	1.00	(1)	3/20/16	8,152	(8,958)	(806)
Thailand	Goldman Sachs, Inc.		4,100	1.00	(1)	3/20/16	23,875	(31,703)	(7,828)
Thailand	Standard Chartered Bank		3,300	1.00	(1)	9/20/15	6,755	(35,667)	(28,912)
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	5,550	1.00	(1)	6/20/16	257,035	(157,069)	99,966
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	3,000	1.00	(1)	6/20/16	138,939	(66,383)	72,556
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	12,565	1.00	(1)	6/20/16	1,596,391	(1,226,134)	370,257
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	4,729	1.00	(1)	6/20/16	600,823	(354,986)	245,837
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	2,000	1.00	(1)	6/20/16	254,101	(165,505)	88,596
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	2,100	1.00	(1)	6/20/16	266,831	(273,118)	(6,287)

							$15,227,826	$(12,376,673)	$2,851,153

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $106,335,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	Appreciation
Citigroup Global Markets	TRY	10,951	$7,200	3-Month USD- LIBOR-BBA	8.23%	9/3/20	$377,011
Citigroup Global Markets	TRY	5,133	3,216	3 Month USD- LIBOR-BBA	8.23	2/25/21	179,037
Deutsche Bank	TRY	18,836	11,832	3 Month USD- LIBOR-BBA	8.20	2/24/21	652,186

							$1,208,234

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

16

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and cross currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Commodity	Forward Commodity Contracts	$—	$(1,824,476)
Commodity	Futures Contracts*	866,257	(139,740)
Commodity	Put Options Purchased	10,020	—

		$876,277	$(1,964,216)

Credit	Credit Default Swaps	$17,019,315	$(414,924)

		$17,019,315	$(414,924)

Equity	Put Options Purchased	$737,513	$—

		$737,513	$—

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$6,865,443	$(9,344,940)

		$6,865,443	$(9,344,940)

Interest Rate	Cross-Currency Swaps	$1,208,234	$—
Interest Rate	Futures Contracts*	2,843,074	(998,117)
Interest Rate	Interest Rate Swaps	294,092	(151,271)

		$4,345,400	$(1,149,388)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,017,658,082

Gross unrealized appreciation	$14,568,896
Gross unrealized depreciation	(5,450,002)

Net unrealized appreciation	$9,118,894

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

17

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$172,257,428	$—	$172,257,428
Precious Metals	31,471,474	—	—	31,471,474
Put Options Purchased	10,020	737,513	—	747,533
Short-Term Investments —
Foreign Government Securities	—	564,895,338	—	564,895,338
U.S. Treasury Obligations	—	93,729,037	—	93,729,037
Repurchase Agreements	—	105,564,159	—	105,564,159
Other Securities	—	58,112,007	—	58,112,007

Total Investments	$31,481,494	$995,295,482	$—	$1,026,776,976

Forward Foreign Currency Exchange Contracts	$—	$6,865,443	$—	$6,865,443
Swap Contracts	—	18,521,641	—	18,521,641
Futures Contracts	3,709,331	—	—	3,709,331

Total	$35,190,825	$1,020,682,566	$—	$1,055,873,391

Liability Description

Securities Sold Short	$—	$(103,941,980)	$—	$(103,941,980)
Forward Commodity Contracts	—	(1,824,476)	—	(1,824,476)
Forward Foreign Currency Exchange Contracts	—	(9,344,940)	—	(9,344,940)
Swap Contracts	—	(566,195)	—	(566,195)
Futures Contracts	(1,137,857)	—	—	(1,137,857)

Total	$(1,137,857)	$(115,677,591)	$—	$(116,815,448)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

18

Eaton Vance
Tax-Managed Global Dividend Income Fund
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 77.8%

Security	Shares	Value
Aerospace & Defense — 1.2%
United Technologies Corp.	175,000	$14,497,000

		$14,497,000

Airlines — 1.0%
Singapore Airlines, Ltd.	975,000	$11,475,118

		$11,475,118

Building Products — 1.0%
Compagnie de Saint-Gobain	200,000	$11,557,331

		$11,557,331

Chemicals — 3.1%
Air Products and Chemicals, Inc.	145,000	$12,865,850
BASF SE	250,000	22,577,793

		$35,443,643

Commercial Banks — 4.5%
Intesa Sanpaolo SpA	3,500,000	$8,073,778
PNC Financial Services Group, Inc.	310,000	16,829,900
U.S. Bancorp	588,421	15,334,251
Wells Fargo & Co.	420,000	11,734,800

		$51,972,729

Communications Equipment — 2.9%
HTC Corp.	661,500	$19,677,946
Telefonaktiebolaget LM Ericsson, Class B	1,125,000	14,130,753

		$33,808,699

Diversified Financial Services — 0.5%
JPMorgan Chase & Co.	150,000	$6,067,500

		$6,067,500

Diversified Telecommunication Services — 7.3%
Chunghwa Telecom Co., Ltd.	4,800,000	$16,636,477
Deutsche Telekom AG	600,000	9,352,639
France Telecom SA	925,000	19,140,364
Singapore Telecommunications, Ltd.	5,500,000	15,186,463
Telstra Corp., Ltd.	7,450,000	24,437,975

		$84,753,918

Electric Utilities — 3.2%
CEZ AS	110,000	$5,692,809
Enel SpA	1,000,000	5,759,341
Scottish and Southern Energy PLC	1,180,000	25,283,041

		$36,735,191

Energy Equipment & Services — 1.6%
Schlumberger, Ltd.	210,000	$18,977,700

		$18,977,700

Food & Staples Retailing — 1.7%
Carrefour SA	590,000	$17,408,189
Distribuidora Internacional de Alimentacion SA(1)	590,000	2,500,923

		$19,909,112

1

Security	Shares	Value
Food Products — 2.0%
Nestle SA	368,000	$23,442,159

		$23,442,159

Health Care Providers & Services — 2.5%
Fresenius Medical Care AG & Co. KGaA	373,000	$28,626,589

		$28,626,589

Hotels, Restaurants & Leisure — 3.4%
Carnival Corp.	160,000	$5,328,000
McDonald’s Corp.	400,000	34,592,000

		$39,920,000

Household Products — 2.3%
Henkel AG & Co. KGaA, PFC Shares	395,000	$26,629,875

		$26,629,875

Insurance — 2.1%
MetLife, Inc.	295,000	$12,156,950
Prudential Financial, Inc.	200,000	11,736,000

		$23,892,950

IT Services — 4.3%
Accenture PLC, Class A	390,000	$23,064,600
International Business Machines Corp.	145,000	26,368,250

		$49,432,850

Metals & Mining — 4.8%
BHP Billiton, Ltd. ADR	309,931	$28,374,183
KGHM Polska Miedz SA	405,000	27,718,932

		$56,093,115

Multi-Utilities — 2.3%
CMS Energy Corp.	875,000	$16,747,500
National Grid PLC	1,000,000	9,784,402

		$26,531,902

Oil, Gas & Consumable Fuels — 7.2%
Chevron Corp.	237,000	$24,652,740
ENI SpA	400,000	8,692,413
Exxon Mobil Corp.	250,000	19,947,500
Royal Dutch Shell PLC, Class A	330,000	12,087,754
Total SA	340,000	18,376,434

		$83,756,841

Pharmaceuticals — 3.3%
Merck & Co., Inc.	600,000	$20,478,000
Novartis AG	120,000	7,356,249
Sanofi-Aventis	135,000	10,489,568

		$38,323,817

Road & Rail — 3.1%
Canadian National Railway Co.	270,000	$20,212,200
Union Pacific Corp.	150,000	15,372,000

		$35,584,200

Semiconductors & Semiconductor Equipment — 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,500,000	$18,540,000

		$18,540,000

Software — 2.2%
Microsoft Corp.	280,000	$7,672,000
Oracle Corp.	575,000	17,583,500

		$25,255,500

2

Security	Shares	Value
Specialty Retail — 2.5%
TJX Companies, Inc. (The)	535,000	$29,585,500

		$29,585,500

Tobacco — 4.2%
British American Tobacco PLC	650,000	$30,004,812
Philip Morris International, Inc.	267,000	19,002,390

		$49,007,202

Wireless Telecommunication Services — 2.0%
Vodafone Group PLC ADR	811,000	$22,789,100

		$22,789,100

Total Common Stocks (identified cost $731,378,872)		$902,609,541

Preferred Stocks — 15.7%

Security	Shares	Value
Commercial Banks — 6.6%
Abbey National Capital Trust I, 8.963%(2)	3,832	$4,176,923
Bank of America Corp., 8.125%(2)	2,500	2,620,218
Barclays Bank PLC, 7.434%(2)(3)	4,900	4,982,283
BNP Paribas, 7.195%(2)(3)	9,920	9,443,792
Credit Agricole SA/London, 6.637%(2)(3)	3,161	2,753,426
Farm Credit Bank of Texas, Series I, 10.00%	7,400	8,493,812
HSBC Capital Funding LP, 10.176%(2)(3)	3,250	4,285,060
JPMorgan Chase & Co., 7.90%(2)	2,080	2,278,205
KeyCorp, Series A, 7.75%	21,438	2,387,550
Landsbanki Islands HF, 7.431%(1)(2)(3)(4)(5)	14,750	0
Lloyds Banking Group PLC, 6.657%(1)(2)(3)	11,490	8,272,800
PNC Financial Services Group, Inc., 6.75%(2)	5,200	5,210,828
Royal Bank of Scotland Group PLC, 7.648%(2)	3,020	2,696,840
Royal Bank of Scotland Group PLC, Series F, 7.65%	150,660	3,353,692
Royal Bank of Scotland Group PLC, Series H, 7.25%	89,025	1,874,866
Royal Bank of Scotland Group PLC, Series Q, 6.75%	14,575	234,074
Standard Chartered PLC, 6.409%(2)(3)	53	5,234,980
Wells Fargo & Co., Series L, 7.50%	7,750	8,228,175

		$76,527,524

Consumer Finance — 0.5%
Ally Financial, Inc., Series A, 8.50%(2)	216,675	$5,339,197

		$5,339,197

Diversified Financial Services — 1.8%
Citigroup Capital XI, 6.00%	128,180	$2,948,140
Heller Financial, Inc., Series D, 6.95%	34,000	3,420,189
PPTT, 2006-A GS, Class A, 5.925%(2)(3)	70	14,188,475

		$20,556,804

Electric Utilities — 1.5%
Entergy Louisiana, LLC, 6.95%	50,600	$5,177,012
Southern California Edison Co., 6.00%	15,000	1,465,313
Southern California Edison Co., Series D, 6.50%	62,100	6,328,381
Virginia Electric and Power Co., 6.12%	48	4,932,819

		$17,903,525

Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25%(3)	13,250	$1,218,172

		$1,218,172

3

Security	Shares	Value
Insurance — 4.0%
Aegon NV, 6.375%	64,485	$1,443,819
Arch Capital Group, Ltd., Series A, 8.00%	185,500	4,667,180
Aspen Insurance Holdings, Ltd., 7.401%(2)	48,300	1,202,670
AXA SA, 6.379%(2)(3)	4,250	3,646,388
AXA SA, 6.463%(2)(3)	6,538	5,544,739
Endurance Specialty Holdings, Ltd., Series B, 7.50%	167,475	4,211,996
ING Capital Funding Trust III, 3.846%(2)	10,550	9,989,948
Montpelier Re Holdings, Ltd., 8.875%	338,225	8,827,673
PartnerRe, Ltd., Series E, 7.25%	166,475	4,261,760
RAM Holdings, Ltd., Series A, 7.50%(2)	5,000	2,750,313

		$46,546,486

Real Estate Investment Trusts (REITs) — 1.2%
CapLease, Inc., Series A, 8.125%	225,000	$5,574,375
Cedar Shopping Centers, Inc., Series A, 8.875%	121,974	3,067,646
Developers Diversified Realty Corp., Series I, 7.50%	107,500	2,604,725
Sunstone Hotel Investors, Inc., Series D, 8.00%	92,700	2,216,689

		$13,463,435

Total Preferred Stocks (identified cost $198,111,388)		$181,555,143

Corporate Bonds & Notes — 6.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 2.5%
ABN Amro North American Holding Preferred Capital Repackage Trust I, 6.523% to 11/8/12, 12/29/49(3)(6)	$3,750	$3,468,750
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(6)(7)	5,497	5,661,910
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(3)(6)	6,320	7,344,131
Northgroup Preferred Capital Corp., 6.378% to 10/15/17, 1/29/49(3)(6)	4,175	4,023,205
PNC Preferred Funding Trust II, 6.113% to 3/15/12, 3/29/49(3)(6)	8,400	7,056,991
Societe Generale SA, 5.922% to 4/5/17, 4/5/49(3)(6)	1,041	908,276

		$28,463,263

Diversified Financial Services — 0.2%
Corporate Porfolio Trust, 9.618%, 6/15/2110(2)(3)	$2,583	$2,608,187

		$2,608,187

Electric Utilities — 1.2%
Energisa SA, 9.50%, 1/29/49(3)	$2,610	$2,779,650
Integrys Energy Group, Inc., 6.11% to 12/1/16, 12/1/66(6)	6,800	6,742,955
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(6)	5,000	4,933,210

		$14,455,815

Insurance — 1.3%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(6)(7)	$3,865	$5,502,720
QBE Capital Funding II LP, 6.797% to 6/1/17, 6/29/49(3)(6)	2,290	2,178,328
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(6)	8,285	7,818,969

		$15,500,017

Pipelines — 0.9%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(6)	$2,975	$3,000,409
Southern Union Co., 7.20% to 11/1/11, 11/1/66(6)	7,300	6,825,500

		$9,825,909

4

	Principal
	Amount
Security	(000’s omitted)	Value
Retail-Food and Drug — 0.5%
CVS Caremark Corp., 6.302% to 6/1/12, 6/1/37, 6/1/62(6)(7)	$5,966	$5,817,990

		$5,817,990

Total Corporate Bonds & Notes (identified cost $71,204,417)		$76,671,181

Total Investments — 100.1% (identified cost $1,000,694,677)		$1,160,835,865

Other Assets, Less Liabilities — (0.1)%		$(1,208,745)

Net Assets — 100.0%		$1,159,627,120

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

PPTT	-	Preferred Pass-Through Trust

(1)		Non-income producing security.

(2)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2011.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $89,937,633 or 7.8% of the Fund’s net assets.

(4)		Defaulted security.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)		Security converts to floating rate after the indicated fixed-rate coupon period.

(7)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	57.2%	$663,761,657
Germany	7.5	87,186,896
France	7.3	84,316,017
United Kingdom	7.1	82,622,641
Taiwan	3.1	36,314,423
Switzerland	2.7	30,798,408
Poland	2.4	27,718,932
Singapore	2.3	26,661,581
Australia	2.1	24,437,975
Ireland	2.0	23,064,600
Italy	2.0	22,525,532
Bermuda	1.6	18,504,099
Sweden	1.2	14,130,753
Cayman Islands	0.7	7,818,969
Czech Republic	0.5	5,692,809
Brazil	0.2	2,779,650
Spain	0.2	2,500,923
Iceland	0.0	0

Total Investments	100.1%	$1,160,835,865

The Fund did not have any open financial instruments at July 31, 2011.

5

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,016,785,042

Gross unrealized appreciation	$185,050,958
Gross unrealized depreciation	(41,000,135)

Net unrealized appreciation	$144,050,823

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$69,505,500	$—		$—	$69,505,500
Consumer Staples	21,503,313	97,485,035		—	118,988,348
Energy	63,577,940	39,156,601		—	102,734,541
Financials	73,859,401	8,073,778		—	81,933,179
Health Care	20,478,000	46,472,406		—	66,950,406
Industrials	50,081,200	23,032,449		—	73,113,649
Information Technology	93,228,350	33,808,699		—	127,037,049
Materials	41,240,033	50,296,725		—	91,536,758
Telecommunication Services	22,789,100	84,753,918		—	107,543,018
Utilities	16,747,500	46,519,593		—	63,267,093

Total Common Stocks	$473,010,337	$429,599,204	*	$—	$902,609,541

Preferred Stocks
Consumer Staples	$—	$1,218,172		$—	$1,218,172
Financials	54,888,341	107,545,105		0	162,433,446
Utilities	—	17,903,525		—	17,903,525

Total Preferred Stocks	$54,888,341	$126,666,802		$0	$181,555,143

Corporate Bonds & Notes	$—	$76,671,181		$—	$76,671,181

Total	$527,898,678	$632,937,187		$0	$1,160,835,865

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the fiscal year to date ended July 31, 2011 to require a reconciliation of Level 3 investments. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance
Tax-Managed International Equity Fund
July 31, 2011 (Unaudited)

Eaton Vance Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2011, the value of the Fund’s investment in the Portfolio was $70,868,127 and the Fund owned 52.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Auto Components — 0.6%
Bridgestone Corp.	31,000	$771,144

		$771,144

Automobiles — 6.4%
Bayerische Motoren Werke AG	38,300	$3,828,919
Honda Motor Co., Ltd.	57,000	2,261,528
Nissan Motor Co., Ltd.	253,900	2,701,870

		$8,792,317

Beverages — 2.4%
Anheuser-Busch InBev NV ADR	22,400	$1,289,792
Fomento Economico Mexicano SA de CV ADR	27,600	1,997,412

		$3,287,204

Capital Markets — 1.4%
3i Group PLC	150,000	$659,024
UBS AG(1)	75,900	1,252,998

		$1,912,022

Chemicals — 4.3%
Agrium, Inc.	30,000	$2,621,400
BASF SE	36,400	3,287,327

		$5,908,727

Commercial Banks — 10.3%
Barclays PLC	412,000	$1,494,964
BNP Paribas	36,000	2,334,737
DBS Group Holdings, Ltd.	327,300	4,217,847
HSBC Holdings PLC	145,000	1,413,652
Industrial & Commercial Bank of China, Ltd., Class H	1,712,730	1,302,925
Sberbank of Russia ADR	48,300	713,108
Sberbank of Russia ADR	44,600	658,742
Societe Generale	37,200	1,841,384

		$13,977,359

Diversified Financial Services — 0.8%
ORIX Corp.	10,000	$1,078,725

		$1,078,725

Diversified Telecommunication Services — 4.3%
BT Group PLC	1,484,800	$4,884,222
Koninklijke KPN NV	66,200	944,079

		$5,828,301

Electric Utilities — 2.1%
Enel SpA	207,200	$1,193,335
Power Assets Holdings, Ltd.	204,500	1,700,286

		$2,893,621

Electrical Equipment — 1.3%
ABB, Ltd. ADR	73,900	$1,769,166

		$1,769,166

Electronic Equipment, Instruments & Components — 2.8%
FUJIFILM Holdings Corp.	49,600	$1,497,923
Hitachi, Ltd. ADR	37,600	2,326,312

		$3,824,235

1

Security	Shares	Value
Energy Equipment & Services — 3.0%
OAO TMK GDR	33,719	$592,216
Precision Drilling Corp.(1)	203,100	3,499,413

		$4,091,629

Food Products — 3.6%
Nestle SA	67,000	$4,268,002
Nutreco NV	9,800	681,389

		$4,949,391

Hotels, Restaurants & Leisure — 1.6%
Arcos Dorados Holdings, Inc.	13,500	$316,710
Carnival PLC	18,500	639,231
InterContinental Hotels Group PLC	61,100	1,205,657

		$2,161,598

Household Durables — 1.9%
Sony Corp.	74,000	$1,856,094
Techtronic Industries Co. Ltd.	650,000	678,996

		$2,535,090

Household Products — 1.4%
Henkel AG & Co. KGaA	34,100	$1,860,520

		$1,860,520

Industrial Conglomerates — 6.5%
Cookson Group PLC	125,700	$1,322,542
Keppel Corp., Ltd.	598,990	5,505,392
Siemens AG ADR	15,700	1,998,453

		$8,826,387

Insurance — 2.6%
Allianz SE	10,900	$1,420,432
Hannover Rueckversicherung AG	18,300	949,699
Zurich Financial Services AG	4,800	1,141,451

		$3,511,582

Machinery — 3.2%
Atlas Copco AB	58,000	$1,219,368
Volvo AB	191,400	3,086,048

		$4,305,416

Media — 1.9%
Focus Media Holding, Ltd. ADR(1)	80,000	$2,631,200

		$2,631,200

Metals & Mining — 4.3%
Anglo American PLC ADR	83,400	$1,971,576
BHP Billiton PLC ADR	20,500	1,540,575
Vale SA ADR	81,500	2,405,880

		$5,918,031

Office Electronics — 1.3%
Canon, Inc.	37,700	$1,817,572

		$1,817,572

Oil, Gas & Consumable Fuels — 8.6%
Afren PLC(1)	340,000	$778,886
CNOOC, Ltd.	640,000	1,421,376
HRT Participacoes em Petroleo SA(1)	1,500	1,398,588
LUKOIL OAO ADR	38,000	2,526,937
Petroleo Brasileiro SA ADR	42,200	1,296,806
Royal Dutch Shell PLC ADR	17,000	1,250,520

2

Security	Shares	Value
Showa Shell Sekiyu K.K.	67,000	$645,062
Total SA	44,400	2,399,746

		$11,717,921

Pharmaceuticals — 9.0%
AstraZeneca PLC ADR	40,100	$1,945,251
Bayer AG	17,200	1,376,004
Genomma Lab Internacional SA de CV(1)	350,000	801,547
Novartis AG	68,000	4,168,541
Novo Nordisk A/S, Class B	9,500	1,162,048
Sanofi-Aventis	36,397	2,828,065

		$12,281,456

Real Estate Management & Development — 1.3%
Brasil Brokers Participacoes SA	137,700	$630,409
Raven Russia, Ltd.	1,205,551	1,103,211

		$1,733,620

Semiconductors & Semiconductor Equipment — 1.4%
Infineon Technologies AG	188,000	$1,886,405

		$1,886,405

Textiles, Apparel & Luxury Goods — 0.7%
LVMH Moet Hennessy Louis Vuitton SA	5,200	$953,123

		$953,123

Tobacco — 4.3%
British American Tobacco PLC	126,100	$5,820,934

		$5,820,934

Trading Companies & Distributors — 2.8%
Mitsubishi Corp.	31,000	$829,131
Mitsui & Co., Ltd.	160,000	3,012,299

		$3,841,430

Transportation Infrastructure — 0.4%
Anhui Expressway Co., Ltd., Class H	845,000	$568,681

		$568,681

Wireless Telecommunication Services — 2.8%
Globe Telecom, Inc.	33,500	$762,107
Vodafone Group PLC ADR	108,600	3,051,660

		$3,813,767

Total Common Stocks (identified cost $120,876,164)		$135,268,574

Total Investments — 99.3% (identified cost $120,876,164)		$135,268,574

Other Assets, Less Liabilities — 0.7%		$906,280

Net Assets — 100.0%		$136,174,854

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

(1)		Non-income producing security.

3

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	20.5%	$27,978,694
Japan	13.8	18,797,660
Germany	12.2	16,607,759
Switzerland	9.3	12,600,158
France	7.6	10,357,055
Singapore	7.1	9,723,239
Canada	4.5	6,120,813
China	4.4	5,924,182
Brazil	4.2	5,731,683
Russia	4.1	5,594,214
Sweden	3.2	4,305,416
Mexico	2.1	2,798,959
Hong Kong	1.7	2,379,282
Netherlands	1.2	1,625,468
Belgium	0.9	1,289,792
Italy	0.9	1,193,335
Denmark	0.8	1,162,048
Philippines	0.6	762,107
Argentina	0.2	316,710

Total Investments	99.3%	$135,268,574

The Portfolio did not have any financial instruments outstanding at July 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$121,407,784

Gross unrealized appreciation	$17,587,127
Gross unrealized depreciation	(3,726,337)

Net unrealized appreciation	$13,860,790

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$2,947,910	$14,896,562		$—	$17,844,472
Consumer Staples	3,287,204	12,630,845		—	15,918,049
Energy	7,445,327	8,364,223		—	15,809,550
Financials	3,105,470	19,107,838		—	22,213,308
Health Care	2,746,798	9,534,658		—	12,281,456
Industrials	3,767,619	15,543,461		—	19,311,080
Information Technology	2,326,312	5,201,900		—	7,528,212
Materials	8,539,431	3,287,327		—	11,826,758
Telecommunication Services	3,051,660	6,590,408		—	9,642,068
Utilities	1,700,286	1,193,335		—	2,893,621

Total Common Stocks	$38,918,017	$96,350,557	*	$—	$135,268,574

Total	$38,918,017	$96,350,557		$—	$135,268,574

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Atlanta Capital Horizon Growth Fund
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Air Freight & Logistics — 3.8%
CH Robinson Worldwide, Inc.	13,800	$997,878
Expeditors International of Washington, Inc.	21,400	1,021,208

		$2,019,086

Auto Components — 3.3%
BorgWarner, Inc.(1)	22,000	$1,751,640

		$1,751,640

Beverages — 2.6%
Hansen Natural Corp.(1)	18,000	$1,379,160

		$1,379,160

Capital Markets — 4.1%
Affiliated Managers Group, Inc.(1)	16,100	$1,679,713
Greenhill & Co., Inc.	10,400	458,016

		$2,137,729

Commercial Banks — 1.4%
First Republic Bank(1)	18,700	$529,584
Trustmark Corp.	10,000	217,900

		$747,484

Communications Equipment — 3.5%
Acme Packet, Inc.(1)	21,000	$1,237,320
Juniper Networks, Inc.(1)	26,500	619,835

		$1,857,155

Construction & Engineering — 2.0%
Chicago Bridge & Iron Co. NV - NY Shares	25,000	$1,031,250

		$1,031,250

Diversified Financial Services — 1.0%
IntercontinentalExchange, Inc.(1)	4,400	$542,520

		$542,520

Electrical Equipment — 2.7%
AMETEK, Inc.	33,000	$1,402,500

		$1,402,500

Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A	19,600	$958,244

		$958,244

Energy Equipment & Services — 5.0%
Cameron International Corp.(1)	21,800	$1,219,492
Core Laboratories NV	4,700	510,796
Oceaneering International, Inc.	21,000	907,200

		$2,637,488

Food Products — 8.3%
Diamond Foods, Inc.	18,000	$1,288,620
Green Mountain Coffee Roasters, Inc.(1)	30,000	3,118,500

		$4,407,120

1

Security	Shares	Value
Health Care Equipment & Supplies — 0.8%
Edwards Lifesciences Corp.(1)	6,200	$442,370

		$442,370

Health Care Technology — 1.0%
Allscripts Healthcare Solutions, Inc.(1)	29,000	$526,350

		$526,350

Hotels, Restaurants & Leisure — 3.0%
Chipotle Mexican Grill, Inc.(1)	3,300	$1,071,114
Wynn Resorts, Ltd.	3,200	491,776

		$1,562,890

Insurance — 1.5%
Markel Corp.(1)	2,020	$808,849

		$808,849

Internet & Catalog Retail — 7.9%
Netflix, Inc.(1)	9,500	$2,526,905
priceline.com, Inc.(1)	3,100	1,666,715

		$4,193,620

Internet Software & Services — 3.1%
MercadoLibre, Inc.	20,500	$1,628,110

		$1,628,110

IT Services — 1.9%
Cognizant Technology Solutions Corp., Class A(1)	14,600	$1,020,102

		$1,020,102

Life Sciences Tools & Services — 2.8%
Illumina, Inc.(1)	14,000	$874,300
Mettler-Toledo International, Inc.(1)	4,000	619,240

		$1,493,540

Machinery — 7.4%
AGCO Corp.(1)	18,000	$853,560
IDEX Corp.	31,000	1,285,880
Joy Global, Inc.	11,000	1,033,120
Snap-On, Inc.	12,500	710,750

		$3,883,310

Metals & Mining — 2.4%
Cliffs Natural Resources, Inc.	14,000	$1,257,480

		$1,257,480

Multiline Retail — 1.0%
Dollar Tree, Inc.(1)	8,000	$529,840

		$529,840

Oil, Gas & Consumable Fuels — 3.5%
Denbury Resources, Inc.(1)	95,000	$1,835,400

		$1,835,400

Pharmaceuticals — 5.5%
Allergan, Inc.	13,400	$1,089,554
Mylan, Inc.(1)	45,000	1,025,100
Perrigo Co.	8,900	803,759

		$2,918,413

Road & Rail — 2.0%
J.B. Hunt Transport Services, Inc.	23,000	$1,040,520

		$1,040,520

2

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 2.0%
Broadcom Corp., Class A(1)	28,000	$1,037,960

		$1,037,960

Software — 6.3%
Informatica Corp.(1)	15,000	$766,950
Intuit, Inc.(1)	16,400	765,880
Red Hat, Inc.(1)	18,800	791,104
salesforce.com, inc.(1)	7,100	1,027,441

		$3,351,375

Specialty Retail — 4.0%
CarMax, Inc.(1)	33,000	$1,055,010
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	17,000	1,071,510

		$2,126,520

Textiles, Apparel & Luxury Goods — 1.8%
Fossil, Inc.(1)	4,200	$527,814
lululemon athletica, inc.(1)	6,500	393,510

		$921,324

Trading Companies & Distributors — 0.5%
Aircastle, Ltd.	25,000	$286,250

		$286,250

Total Common Stocks (identified cost $45,565,486)		$51,735,599

Short-Term Investments — 2.3%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$1,243	$1,243,011

Total Short-Term Investments (identified cost $1,243,011)		$1,243,011

Total Investments — 100.2% (identified cost $46,808,497)		$52,978,610

Other Assets, Less Liabilities — (0.2)%		$(127,871)

Net Assets — 100.0%		$52,850,739

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $136.

The Fund did not have any open financial instruments at July 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$46,919,582

Gross unrealized appreciation	$7,700,942
Gross unrealized depreciation	(1,641,914)

Net unrealized appreciation	$6,059,028

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$51,735,599	$—	$—	$51,735,599
Short-Term Investments	—	1,243,011	—	1,243,011

Total Investments	$51,735,599	$1,243,011	$—	$52,978,610

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective July 11, 2011, the Fund’s investment objective changed to total return and also was reclassified from fundamental to non-fundamental, meaning that a change in the investment objective can now be approved by the Board of Trustees without shareholder approval. These changes were approved by the shareholders of the Fund on June 24, 2011. In conjunction with these changes, the name of the Fund was changed from Eaton Vance Tax-Managed Mid-Cap Core Fund.

Subsequent Event

Effective August 24, 2011, the fiscal year-end of the Fund changed from October 31 to September 30.

4

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
July 31, 2011 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2011, the value of the Fund’s investment in the Portfolio was $65,825,445 and the Fund owned 56.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.5%(1)

Security	Shares	Value
Aerospace & Defense — 1.9%
Precision Castparts Corp.	13,800	$2,227,044

		$2,227,044

Air Freight & Logistics — 1.5%
Expeditors International of Washington, Inc.	36,400	$1,737,008

		$1,737,008

Auto Components — 1.1%
Lear Corp.	26,100	$1,278,900

		$1,278,900

Beverages — 1.5%
Anheuser-Busch InBev NV ADR	30,800	$1,773,464

		$1,773,464

Capital Markets — 2.1%
Lazard, Ltd., Class A	37,500	$1,260,000
T. Rowe Price Group, Inc.	20,400	1,158,720

		$2,418,720

Chemicals — 4.6%
Albemarle Corp.	22,000	$1,464,760
Celanese Corp., Class A	35,700	1,968,141
Monsanto Co.	25,800	1,895,784

		$5,328,685

Commercial Banks — 1.0%
SVB Financial Group(2)	18,800	$1,147,176

		$1,147,176

Commercial Services & Supplies — 1.5%
Waste Connections, Inc.	52,650	$1,697,436

		$1,697,436

Communications Equipment — 5.9%
Acme Packet, Inc.(2)	17,200	$1,013,424
Brocade Communications Systems, Inc.(2)	426,800	2,338,864
F5 Networks, Inc.(2)	3,200	299,136
QUALCOMM, Inc.	37,800	2,070,684
Riverbed Technology, Inc.(2)	29,800	853,174
Sycamore Networks, Inc.	14,100	277,770

		$6,853,052

Computers & Peripherals — 10.2%
Apple, Inc.(2)	15,400	$6,013,392
Dell, Inc.(2)	150,300	2,440,872
EMC Corp.(2)	78,400	2,044,672
Quantum Corp.(2)	535,800	1,409,154

		$11,908,090

Consumer Finance — 0.8%
American Express Co.	17,700	$885,708

		$885,708

Diversified Financial Services — 1.6%
Moody’s Corp.	51,000	$1,816,110

		$1,816,110

1

Security	Shares	Value
Electrical Equipment — 0.7%
Regal Beloit Corp.	13,200	$800,316

		$800,316

Energy Equipment & Services — 6.2%
Ensco PLC ADR	22,700	$1,208,775
Halliburton Co.	52,900	2,895,217
Rowan Cos., Inc.(2)	36,200	1,417,954
Tidewater, Inc.	31,300	1,700,842

		$7,222,788

Food Products — 2.9%
Green Mountain Coffee Roasters, Inc.(2)	32,300	$3,357,585

		$3,357,585

Health Care Equipment & Supplies — 2.3%
Analogic Corp.	13,000	$699,270
St. Jude Medical, Inc.	42,500	1,976,250

		$2,675,520

Health Care Providers & Services — 6.1%
Catalyst Health Solutions, Inc.(2)	24,400	$1,598,932
Centene Corp.(2)	41,300	1,355,053
Express Scripts, Inc.(2)	25,800	1,399,908
MEDNAX, Inc.(2)	21,600	1,472,256
Team Health Holdings, Inc.(2)	57,600	1,267,776

		$7,093,925

Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc.(2)	77,400	$1,404,810

		$1,404,810

Hotels, Restaurants & Leisure — 2.6%
Dunkin’ Brands Group, Inc.(2)	7,500	$216,975
Starwood Hotels & Resorts Worldwide, Inc.	13,800	758,448
Yum! Brands, Inc.	37,900	2,001,878

		$2,977,301

Household Durables — 1.1%
Tempur-Pedic International, Inc.(2)	17,972	$1,294,164

		$1,294,164

Household Products — 2.0%
Church & Dwight Co., Inc.	34,400	$1,387,696
Henkel AG & Co. KGaA	16,700	911,164

		$2,298,860

Industrial Conglomerates — 1.5%
Danaher Corp.	36,500	$1,792,515

		$1,792,515

Internet & Catalog Retail — 3.3%
Amazon.com, Inc.(2)	8,900	$1,980,428
Priceline.com, Inc.(2)	3,400	1,828,010

		$3,808,438

Internet Software & Services — 2.7%
LinkedIn Corp., Class A(2)	2,800	$282,884
Rackspace Hosting, Inc.(2)	71,000	2,840,000

		$3,122,884

IT Services — 1.3%
Accenture PLC, Class A	25,400	$1,502,156

		$1,502,156

2

Security	Shares	Value
Life Sciences Tools & Services — 1.0%
Bruker Corp.(2)	64,800	$1,115,856

		$1,115,856

Machinery — 3.0%
Cummins, Inc.	8,100	$849,528
Kennametal, Inc.	29,400	1,159,242
Parker Hannifin Corp.	18,900	1,493,478

		$3,502,248

Media — 1.2%
IMAX Corp.(2)	10,400	$197,184
Sirius XM Radio, Inc.(2)	565,400	1,192,994

		$1,390,178

Metals & Mining — 1.3%
Cliffs Natural Resources, Inc.	17,300	$1,553,886

		$1,553,886

Oil, Gas & Consumable Fuels — 4.2%
Alpha Natural Resources, Inc.(2)	21,200	$905,452
Cabot Oil & Gas Corp.	22,700	1,681,616
Hess Corp.	9,400	644,464
Rosetta Resources, Inc.(2)	18,555	960,592
SM Energy Co.	9,400	708,290

		$4,900,414

Personal Products — 1.4%
Estee Lauder Cos., Inc. (The), Class A	15,800	$1,657,578

		$1,657,578

Pharmaceuticals — 3.3%
Allergan, Inc.	19,800	$1,609,938
Teva Pharmaceutical Industries, Ltd. ADR	18,900	881,496
Warner Chilcott PLC, Class A	65,600	1,378,912

		$3,870,346

Professional Services — 0.5%
Odyssey Marine Exploration, Inc.(2)	196,600	$579,970

		$579,970

Road & Rail — 2.6%
J.B. Hunt Transport Services, Inc.	28,700	$1,298,388
Kansas City Southern(2)	28,332	1,681,504

		$2,979,892

Semiconductors & Semiconductor Equipment — 4.8%
Cirrus Logic, Inc.(2)	122,300	$1,856,514
Cypress Semiconductor Corp.(2)	115,700	2,381,106
Veeco Instruments, Inc.(2)	33,600	1,336,944

		$5,574,564

Software — 1.8%
Oracle Corp.	36,200	$1,106,996
VMware, Inc., Class A(2)	10,100	1,013,434

		$2,120,430

Textiles, Apparel & Luxury Goods — 1.9%
NIKE, Inc., Class B	13,000	$1,171,950
Warnaco Group, Inc. (The)(2)	19,700	1,050,010

		$2,221,960

3

Security	Shares	Value
Trading Companies & Distributors — 1.4%
WESCO International, Inc.(2)	31,746	$1,609,205

		$1,609,205

Wireless Telecommunication Services — 1.5%
Sprint Nextel Corp.(2)	428,300	$1,811,709

		$1,811,709

Total Common Stocks (identified cost $97,868,800)		$113,310,891

Short-Term Investments — 2.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	$2,266	$2,265,658

Total Short-Term Investments (identified cost $2,265,658)		$2,265,658

Total Investments — 99.5% (identified cost $100,134,458)		$115,576,549

Covered Call Options Written — (0.1)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Accenture PLC, Class A	127	$62.50	8/20/11	$(3,810)
Albemarle Corp.	22	75.00	8/20/11	(385)
Allergan, Inc.	27	85.00	8/20/11	(1,958)
Estee Lauder Cos., Inc. (The), Class A	16	110.00	8/20/11	(2,760)
Green Mountain Coffee Roasters, Inc.	35	95.00	8/20/11	(35,963)
Green Mountain Coffee Roasters, Inc.	16	100.00	8/20/11	(10,560)
IMAX Corp.	95	33.00	8/20/11	(238)
LinkedIn Corp., Class A	28	120.00	8/20/11	(6,300)
Monsanto Co.	25	80.00	8/20/11	(638)
Priceline.com, Inc.	2	560.00	8/20/11	(3,810)
Sycamore Networks, Inc.	141	22.50	8/20/11	(1,762)
Team Health Holdings, Inc.	57	25.00	8/20/11	(997)
Tempur-Pedic International, Inc.	37	70.00	8/20/11	(13,690)
Warnaco Group, Inc. (The)	39	60.00	8/20/11	(1,462)

Total Covered Call Options Written (premiums received $76,010)				$(84,333)

Other Assets, Less Liabilities — 0.6%				$698,969

Net Assets — 100.0%				$116,191,185

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		A portion of each applicable common stock for which a written call option is outstanding at July 31, 2011 has been pledged as collateral for such written option.

(2)		Non-income producing security.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $2,072.

4

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$101,009,442

Gross unrealized appreciation	$17,839,719
Gross unrealized depreciation	(3,272,612)

Net unrealized appreciation	$14,567,107

Written call options activity for the fiscal year to date ended July 31, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	—	$—
Options written	9,307	588,752
Options terminated in closing purchase transactions	(4)	(87)
Options exercised	(1,376)	(166,013)
Options expired	(7,260)	(346,642)

Outstanding, end of period	667	$76,010

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Portfolio in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Portfolio retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At July 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $84,333.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$12,970,941	$—		$—	$12,970,941
Consumer Staples	8,176,323	911,164		—	9,087,487
Energy	12,123,202	—		—	12,123,202
Financials	6,267,714	—		—	6,267,714
Health Care	16,160,457	—		—	16,160,457
Industrials	16,925,634	—		—	16,925,634
Information Technology	31,081,176	—		—	31,081,176
Materials	6,882,571	—		—	6,882,571
Telecommunication Services	1,811,709	—		—	1,811,709

Total Common Stocks	$112,399,727	$911,164	*	$—	$113,310,891

Short-Term Investments	$—	$2,265,658		—	$2,265,658

Total Investments	$112,399,727	$3,176,822		$—	$115,576,549

Liability Description

Covered Call Options Written	$(84,333)	$—		$—	$(84,333)

Total	$(84,333)	$—		$—	$(84,333)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance
Tax-Managed Small-Cap Fund
July 31, 2011 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2011, the value of the Fund’s investment in the Portfolio was $144,229,993 and the Fund owned 76.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value
Aerospace & Defense — 1.5%
Aerovironment, Inc.(1)	101,400	$2,923,362

		$2,923,362

Auto Components — 2.2%
Dana Holding Corp.(1)	84,850	$1,414,450
Tenneco, Inc.(1)	70,010	2,796,199

		$4,210,649

Building Products — 2.8%
Armstrong World Industries, Inc.	70,280	$2,776,060
Trex Co., Inc.(1)	115,620	2,437,270

		$5,213,330

Capital Markets — 3.6%
Lazard, Ltd., Class A	87,990	$2,956,464
MF Global Holdings, Ltd.(1)	388,340	2,862,066
Walter Investment Management Corp.	38,830	939,297

		$6,757,827

Chemicals — 3.3%
Kraton Performance Polymers, Inc.(1)	93,650	$3,380,765
LSB Industries, Inc.(1)	65,740	2,612,508
Stepan Co.	3,830	303,719

		$6,296,992

Commercial Banks — 4.5%
PrivateBancorp, Inc.	99,170	$1,169,214
SVB Financial Group(1)	53,080	3,238,942
Texas Capital Bancshares, Inc.(1)	74,630	2,039,638
Webster Financial Corp.	98,190	2,005,040

		$8,452,834

Commercial Services & Supplies — 2.0%
Team, Inc.(1)	143,894	$3,849,164

		$3,849,164

Communications Equipment — 2.9%
Brocade Communications Systems, Inc.(1)	520,310	$2,851,299
Sycamore Networks, Inc.	132,980	2,619,706

		$5,471,005

Computers & Peripherals — 1.5%
Quantum Corp.(1)	1,086,090	$2,856,417

		$2,856,417

Construction & Engineering — 1.7%
MYR Group, Inc.(1)	133,820	$3,250,488

		$3,250,488

Distributors — 1.7%
LKQ Corp.(1)	133,590	$3,282,306

		$3,282,306

1

Security	Shares	Value
Electronic Equipment, Instruments & Components — 3.0%
Elster Group SE ADR(1)	102,370	$1,738,242
Itron, Inc.(1)	29,120	1,253,325
National Instruments Corp.	102,625	2,651,830

		$5,643,397

Energy Equipment & Services — 2.9%
Pioneer Drilling Co.(1)	155,940	$2,537,144
Tidewater, Inc.	55,100	2,994,134

		$5,531,278

Food Products — 2.8%
Corn Products International, Inc.	60,660	$3,086,987
Mead Johnson Nutrition Co., Class A	31,930	2,278,844

		$5,365,831

Gas Utilities — 1.5%
New Jersey Resources Corp.	66,850	$2,915,328

		$2,915,328

Health Care Equipment & Supplies — 4.9%
Analogic Corp.	56,640	$3,046,666
Orthofix International NV(1)	77,590	3,276,626
West Pharmaceutical Services, Inc.	69,550	3,051,158

		$9,374,450

Health Care Providers & Services — 5.9%
Catalyst Health Solutions, Inc.(1)	55,044	$3,607,033
Centene Corp.(1)	24,790	813,360
MEDNAX, Inc.(1)	45,430	3,096,509
Owens & Minor, Inc.	57,900	1,765,950
Team Health Holdings, Inc.(1)	85,270	1,876,793

		$11,159,645

Hotels, Restaurants & Leisure — 2.9%
Six Flags Entertainment Corp.	92,500	$3,256,925
WMS Industries, Inc.(1)	83,580	2,304,301

		$5,561,226

Household Durables — 2.0%
Tempur-Pedic International, Inc.(1)	52,540	$3,783,405

		$3,783,405

Household Products — 1.8%
Church & Dwight Co., Inc.	84,640	$3,414,378

		$3,414,378

Insurance — 2.3%
Allied World Assurance Co. Holdings, Ltd.	52,890	$2,879,861
Hanover Insurance Group, Inc. (The)	39,320	1,423,777

		$4,303,638

Life Sciences Tools & Services — 1.5%
Bruker Corp.(1)	166,100	$2,860,242

		$2,860,242

Machinery — 7.3%
Astec Industries, Inc.(1)	82,536	$3,096,751
L.B. Foster Co., Class A	27,180	944,505
RBC Bearings, Inc.(1)	85,666	3,252,738
Tennant Co.	84,930	3,635,853
Valmont Industries, Inc.	30,520	2,971,122

		$13,900,969

2

Security	Shares	Value
Marine — 1.6%
Kirby Corp.(1)	51,580	$3,008,146

		$3,008,146

Media — 1.7%
John Wiley & Sons, Inc., Class A	62,550	$3,131,253

		$3,131,253

Metals & Mining — 1.0%
Compass Minerals International, Inc.	23,620	$1,859,839

		$1,859,839

Multiline Retail — 3.2%
Big Lots, Inc.(1)	88,130	$3,069,568
Fred’s, Inc.	220,720	2,909,089

		$5,978,657

Oil, Gas & Consumable Fuels — 7.8%
Brigham Exploration Co.(1)	107,550	$3,420,090
Cabot Oil & Gas Corp.	76,380	5,658,230
James River Coal Co.(1)	115,260	2,185,330
Rosetta Resources, Inc.(1)	32,870	1,701,680
SM Energy Co.	23,180	1,746,613

		$14,711,943

Professional Services — 1.2%
Kelly Services, Inc., Class A(1)	139,727	$2,186,727

		$2,186,727

Real Estate Investment Trusts (REITs) — 3.4%
American Campus Communities, Inc.	91,190	$3,394,092
PS Business Parks, Inc.	54,101	3,073,478

		$6,467,570

Real Estate Management & Development — 1.6%
Forestar Real Estate Group, Inc.(1)	181,081	$2,951,620

		$2,951,620

Semiconductors & Semiconductor Equipment — 4.0%
Cirrus Logic, Inc.(1)	178,630	$2,711,603
Cypress Semiconductor Corp.(1)	144,260	2,968,871
Veeco Instruments, Inc.(1)	47,120	1,874,905

		$7,555,379

Software — 3.1%
Mentor Graphics Corp.(1)	262,220	$2,997,175
Parametric Technology Corp.(1)	138,570	2,880,870

		$5,878,045

Thrifts & Mortgage Finance — 1.3%
BankUnited, Inc.	97,350	$2,424,988

		$2,424,988

Total Common Stocks (identified cost $162,883,332)		$182,532,328

3

Private Placements — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co.(1)(2)(3)	80,000	$0

Total Private Placements (identified cost $80,000)		$0

Special Warrants — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$0

Total Special Warrants (identified cost $480,000)		$0

Short-Term Investments — 1.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	$3,324	$3,324,124

Total Short-Term Investments (identified cost $3,324,124)		$3,324,124

Total Investments — 98.1% (identified cost $166,767,456)		$185,856,452

Other Assets, Less Liabilities — 1.9%		$3,534,773

Net Assets — 100.0%		$189,391,225

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Restricted security.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $7,506.

The Portfolio did not have any open financial instruments at July 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$166,969,171

Gross unrealized appreciation	$26,571,647
Gross unrealized depreciation	(7,684,366)

Net unrealized appreciation	$18,887,281

4

Restricted Securities

At July 31, 2011, the Portfolio owned the following securities (representing 0.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$0

Total Private Placements			$80,000	$0

Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$0

Total Special Warrants			$480,000	$0

Total Restricted Securities				$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$182,532,328	$—	$—	$182,532,328
Private Placements	—	—	0	0
Special Warrants	—	—	0	0
Short-Term Investments	—	3,324,124	—	3,324,124

Total Investments	$182,532,328	$3,324,124	$0	$185,856,452

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

There was no activity in investments valued based on Level 3 inputs during the fiscal year to date ended July 31, 2011 to require a reconciliation of Level 3 investments. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Tax-Managed Small-Cap Value Fund
July 31, 2011 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2011, the value of the Fund’s investment in the Portfolio was $36,695,296 and the Fund owned 47.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Value Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Aerospace & Defense — 2.3%
AAR Corp.	60,700	$1,780,938

		$1,780,938

Building Products — 2.8%
A.O. Smith Corp.	53,050	$2,199,984

		$2,199,984

Chemicals — 3.2%
Calgon Carbon Corp.(1)	47,800	$711,742
RPM International, Inc.	85,000	1,791,800

		$2,503,542

Commercial Banks — 9.9%
First Midwest Bancorp, Inc.	72,500	$864,200
MB Financial, Inc.	66,200	1,336,578
National Penn Bancshares, Inc.	123,700	994,548
Prosperity Bancshares, Inc.	41,800	1,735,954
Trustmark Corp.	83,700	1,823,823
Umpqua Holdings Corp.	80,000	908,800

		$7,663,903

Commercial Services & Supplies — 2.1%
Brink’s Co. (The)	54,600	$1,629,264

		$1,629,264

Communications Equipment — 1.5%
NETGEAR, Inc.(1)	34,200	$1,125,522

		$1,125,522

Construction & Engineering — 3.6%
Chicago Bridge & Iron Co. NV - NY Shares	33,200	$1,369,500
Emcor Group, Inc.(1)	40,600	1,133,552
Tutor Perini Corp.	20,000	315,600

		$2,818,652

Containers & Packaging — 2.9%
AptarGroup, Inc.	44,300	$2,261,515

		$2,261,515

Electric Utilities — 8.5%
Cleco Corp.	72,300	$2,510,256
Portland General Electric Co.	82,700	2,049,306
Westar Energy, Inc.	78,300	2,020,923

		$6,580,485

Electrical Equipment — 1.5%
General Cable Corp.(1)	28,600	$1,137,422

		$1,137,422

Energy Equipment & Services — 4.0%
Bristow Group, Inc.	36,900	$1,788,912
Oil States International, Inc.(1)	16,300	1,315,410

		$3,104,322

Food & Staples Retailing — 3.1%
BJ’s Wholesale Club, Inc.(1)	48,100	$2,421,835

		$2,421,835

1

Security	Shares	Value
Food Products — 4.4%
J & J Snack Foods Corp.	33,900	$1,752,291
Lancaster Colony Corp.	14,100	847,833
TreeHouse Foods, Inc.(1)	15,300	790,092

		$3,390,216

Health Care Equipment & Supplies — 4.3%
Teleflex, Inc.	30,800	$1,855,084
West Pharmaceutical Services, Inc.	34,700	1,522,289

		$3,377,373

Health Care Providers & Services — 3.9%
Magellan Health Services, Inc.(1)	27,000	$1,406,700
Owens & Minor, Inc.	53,050	1,618,025

		$3,024,725

Insurance — 5.0%
Aspen Insurance Holdings, Ltd.	56,200	$1,455,580
Protective Life Corp.	22,400	476,224
Tower Group, Inc.	86,900	1,986,534

		$3,918,338

IT Services — 1.2%
MAXIMUS, Inc.	24,000	$927,120

		$927,120

Machinery — 6.7%
Barnes Group, Inc.	78,100	$1,901,735
Crane Co.	35,700	1,653,624
Wabtec Corp.	26,000	1,677,520

		$5,232,879

Oil, Gas & Consumable Fuels — 3.3%
Gulfport Energy Corp.(1)	29,600	$1,079,216
Stone Energy Corp.(1)	46,400	1,506,144

		$2,585,360

Professional Services — 2.4%
Towers Watson & Co., Class A	31,000	$1,895,650

		$1,895,650

Road & Rail — 3.4%
Arkansas Best Corp.	15,800	$380,148
Genesee & Wyoming, Inc., Class A(1)	17,300	952,192
Old Dominion Freight Line, Inc.(1)	34,700	1,285,635

		$2,617,975

Software — 3.3%
JDA Software Group, Inc.(1)	72,100	$2,015,916
NetScout Systems, Inc.(1)	34,800	530,700

		$2,546,616

Specialty Retail — 6.1%
Buckle, Inc. (The)	25,500	$1,129,905
Children’s Place Retail Stores, Inc. (The)(1)	35,000	1,691,200
Dick’s Sporting Goods, Inc.(1)	21,500	795,500
Finish Line, Inc., Class A (The)	54,500	1,160,850

		$4,777,455

Textiles, Apparel & Luxury Goods — 3.9%
Carter’s, Inc.(1)	46,000	$1,541,000
Hanesbrands, Inc.(1)	47,700	1,455,327

		$2,996,327

2

Security	Shares	Value
Thrifts & Mortgage Finance — 4.6%
Astoria Financial Corp.	96,800	$1,127,720
First Niagara Financial Group, Inc.	101,200	1,239,700
Washington Federal, Inc.	73,500	1,242,885

		$3,610,305

Total Common Stocks (identified cost $59,330,268)		$76,127,723

Short-Term Investments — 2.2%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/11	$1,676	$1,675,857

Total Short-Term Investments (identified cost $1,675,857)		$1,675,857

Total Investments — 100.1% (identified cost $61,006,125)		$77,803,580

Other Assets, Less Liabilities — (0.1)%		$(64,064)

Net Assets — 100.0%		$77,739,516

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,201,046

Gross unrealized appreciation	$16,908,761
Gross unrealized depreciation	(306,227)

Net unrealized appreciation	$16,602,534

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$76,127,723	$—	$—	$76,127,723
Short-Term Investments	—	1,675,857	—	1,675,857

Total Investments	$76,127,723	$1,675,857	$—	$77,803,580

3

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Tax-Managed Value Fund
July 31, 2011 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2011, the value of the Fund’s investment in the Portfolio was $1,815,857,914 and the Fund owned 93.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.5%

Security	Shares	Value
Aerospace & Defense — 4.0%
Boeing Co. (The)	175,000	$12,332,250
General Dynamics Corp.	200,000	13,628,000
Lockheed Martin Corp.(1)	125,000	9,466,250
Northrop Grumman Corp.(1)	200,000	12,102,000
United Technologies Corp.	375,000	31,065,000

		$78,593,500

Beverages — 1.1%
PepsiCo, Inc.	325,000	$20,813,000

		$20,813,000

Biotechnology — 1.1%
Amgen, Inc.(2)	400,000	$21,880,000

		$21,880,000

Capital Markets — 2.5%
Ameriprise Financial, Inc.	250,000	$13,525,000
Goldman Sachs Group, Inc. (The)	252,700	34,106,919

		$47,631,919

Chemicals — 1.1%
Air Products and Chemicals, Inc.	100,000	$8,873,000
BASF SE	136,000	12,282,319

		$21,155,319

Commercial Banks — 8.7%
Fifth Third Bancorp	1,150,000	$14,547,500
HSBC Holdings PLC	1,180,000	11,504,201
KeyCorp	1,360,000	10,934,400
PNC Financial Services Group, Inc.	735,000	39,903,150
SunTrust Banks, Inc.	882,000	21,600,180
U.S. Bancorp	750,000	19,545,000
Wells Fargo & Co.	1,825,000	50,990,500

		$169,024,931

Computers & Peripherals — 2.0%
Apple, Inc.(2)	100,000	$39,048,000

		$39,048,000

Consumer Finance — 1.4%
American Express Co.	550,000	$27,522,000

		$27,522,000

Diversified Financial Services — 4.6%
Bank of America Corp.	1,000,000	$9,710,000
Citigroup, Inc.	765,000	29,330,100
JPMorgan Chase & Co.	1,225,000	49,551,250

		$88,591,350

Diversified Telecommunication Services — 2.7%
AT&T, Inc.	1,050,000	$30,723,000
Verizon Communications, Inc.(1)	600,000	21,174,000

		$51,897,000

Electric Utilities — 2.2%
American Electric Power Co., Inc.	250,000	$9,215,000
Exelon Corp.	300,000	13,221,000

1

Security	Shares	Value
NextEra Energy, Inc.	200,000	$11,050,000
PPL Corp.(1)	320,000	8,928,000

		$42,414,000

Food & Staples Retailing — 1.7%
CVS Caremark Corp.	400,000	$14,540,000
Wal-Mart Stores, Inc.(1)	350,000	18,448,500

		$32,988,500

Food Products — 2.9%
Kraft Foods, Inc., Class A	500,000	$17,190,000
Nestle SA	360,000	22,932,548
Unilever NV-NY Shares	500,000	16,240,000

		$56,362,548

Health Care Equipment & Supplies — 1.0%
Covidien PLC	400,000	$20,316,000

		$20,316,000

Health Care Providers & Services — 2.7%
UnitedHealth Group, Inc.	800,000	$39,704,000
WellPoint, Inc.	175,000	11,821,250

		$51,525,250

Hotels, Restaurants & Leisure — 2.2%
Carnival Corp.	425,000	$14,152,500
McDonald’s Corp.	325,000	28,106,000

		$42,258,500

Industrial Conglomerates — 2.0%
General Electric Co.	2,225,000	$39,849,750

		$39,849,750

Insurance — 4.6%
ACE, Ltd.	150,000	$10,047,000
Lincoln National Corp.(1)	550,000	14,575,000
MetLife, Inc.	705,000	29,053,050
Prudential Financial, Inc.	520,000	30,513,600
XL Group PLC(1)	230,400	4,727,808

		$88,916,458

IT Services — 2.8%
Accenture PLC, Class A	450,000	$26,613,000
International Business Machines Corp.	150,000	27,277,500

		$53,890,500

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.(2)	250,000	$15,022,500

		$15,022,500

Machinery — 0.9%
Illinois Tool Works, Inc.	367,900	$18,321,420

		$18,321,420

Media — 2.9%
Comcast Corp., Class A	650,000	$15,613,000
Time Warner Cable, Inc.	240,000	17,594,400
Walt Disney Co. (The)	600,000	23,172,000

		$56,379,400

Metals & Mining — 3.1%
BHP Billiton, Ltd. ADR(1)	325,000	$29,753,750
Freeport-McMoRan Copper & Gold, Inc.	580,000	30,716,800

		$60,470,550

2

Security	Shares	Value
Multi-Utilities — 1.9%
Dominion Resources, Inc.(1)	227,000	$10,998,150
Public Service Enterprise Group, Inc.	397,500	13,018,125
Sempra Energy	240,000	12,165,600

		$36,181,875

Multiline Retail — 1.7%
Kohl’s Corp.	285,000	$15,592,350
Target Corp.	350,000	18,021,500

		$33,613,850

Oil, Gas & Consumable Fuels — 13.2%
Apache Corp.	350,000	$43,302,000
Chevron Corp.	275,000	28,605,500
ConocoPhillips	650,000	46,793,500
Exxon Mobil Corp.	350,000	27,926,500
Hess Corp.	375,000	25,710,000
Occidental Petroleum Corp.	500,000	49,090,000
Peabody Energy Corp.	600,000	34,482,000

		$255,909,500

Pharmaceuticals — 6.8%
Johnson & Johnson	825,000	$53,451,750
Merck & Co., Inc.	875,000	29,863,750
Pfizer, Inc.	2,530,000	48,677,200

		$131,992,700

Real Estate Investment Trusts (REITs) — 2.5%
AvalonBay Communities, Inc.	125,000	$16,773,750
Boston Properties, Inc.	150,000	16,104,000
Simon Property Group, Inc.	130,000	15,666,300

		$48,544,050

Road & Rail — 1.6%
Union Pacific Corp.	300,000	$30,744,000

		$30,744,000

Software — 3.2%
Microsoft Corp.	1,150,000	$31,510,000
Oracle Corp.	975,000	29,815,500

		$61,325,500

Specialty Retail — 1.4%
TJX Companies, Inc. (The)	505,800	$27,970,740

		$27,970,740

Tobacco — 1.2%
Philip Morris International, Inc.	330,000	$23,486,100

		$23,486,100

Wireless Telecommunication Services — 1.0%
Vodafone Group PLC ADR	700,000	$19,670,000

		$19,670,000

Total Common Stocks (identified cost $1,322,027,865)		$1,814,310,710

3

Short-Term Investments — 5.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.08%(3)(4)	$65,884	$65,884,166
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	33,753	33,752,729

Total Short-Term Investments (identified cost $99,636,895)		$99,636,895

Total Investments — 98.7% (identified cost $1,421,664,760)		$1,913,947,605

Other Assets, Less Liabilities — 1.3%		$25,918,886

Net Assets — 100.0%		$1,939,866,491

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		All or a portion of this security was on loan at July 31, 2011.

(2)		Non-income producing security.

(3)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of July 31, 2011, the Portfolio loaned securities having a market value of $64,016,534 and received $65,884,166 of cash collateral for the loans.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 were $81,638 and $39,867, respectively.

The Portfolio did not have any open financial instruments at July 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,426,922,076

Gross unrealized appreciation	$503,411,828
Gross unrealized depreciation	(16,386,299)

Net unrealized appreciation	$487,025,529

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$160,222,490	$—		$—	$160,222,490
Consumer Staples	110,717,600	22,932,548		—	133,650,148
Energy	255,909,500	—		—	255,909,500
Financials	458,726,507	11,504,201		—	470,230,708
Health Care	240,736,450	—		—	240,736,450
Industrials	167,508,670	—		—	167,508,670
Information Technology	154,264,000	—		—	154,264,000
Materials	69,343,550	12,282,319		—	81,625,869
Telecommunication Services	71,567,000	—		—	71,567,000
Utilities	78,595,875	—		—	78,595,875

Total Common Stocks	$1,767,591,642	$46,719,068	*	$—	$1,814,310,710

Short-Term Investments	$—	$99,636,895		$—	$99,636,895

Total Investments	$1,767,591,642	$146,355,963		$—	$1,913,947,605

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Floating-Rate Advantage Fund
July 31, 2011 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2011, the value of the Fund’s investment in the Portfolio was $1,864,874,342 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 121.3%(1)

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Aerospace and Defense — 3.1%

Aeroflex, Inc.
Term Loan, 4.25%, Maturing May 9, 2018		1,975	$1,970,053
Booz Allen Hamilton, Inc.
Term Loan, 4.00%, Maturing August 3, 2017		4,863	4,883,217
DAE Aviation Holdings, Inc.
Term Loan, 5.26%, Maturing July 31, 2014		6,368	6,357,688
Term Loan, 5.26%, Maturing July 31, 2014		4,707	4,699,224
Delos Aircraft, Inc.
Term Loan, 7.00%, Maturing March 17, 2016		3,950	3,978,215
Doncasters (Dundee HoldCo 4 Ltd.)
Term Loan, 4.19%, Maturing May 15, 2015		1,294	1,218,613
Term Loan, 4.64%, Maturing July 13, 2015	GBP	574	888,817
Term Loan, 5.14%, Maturing July 13, 2015	GBP	574	888,817
Term Loan, 4.69%, Maturing May 13, 2016		1,294	1,218,613
Ducommun, Inc.
Term Loan, 5.50%, Maturing June 28, 2017		1,550	1,559,204
DynCorp International, LLC
Term Loan, 6.25%, Maturing July 5, 2016		2,793	2,813,767
Evergreen International Aviation
Term Loan, 12.25%, Maturing July 5, 2016		2,575	2,510,625
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		5,405	5,399,910
International Lease Finance Co.
Term Loan, 6.75%, Maturing March 17, 2015		5,000	5,031,695
Spirit AeroSystems, Inc.
Term Loan, 3.44%, Maturing September 30, 2016		2,607	2,624,992
TransDigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		6,293	6,309,108
Wesco Aircraft Hardware Corp.
Term Loan, 3.19%, Maturing April 7, 2016		2,694	2,690,972
Term Loan, 4.25%, Maturing April 7, 2017		1,128	1,134,909
Wyle Services Corp.
Term Loan, 5.75%, Maturing March 27, 2017		1,879	1,888,517

			$58,066,956

Automotive — 5.4%

Allison Transmission, Inc.
Term Loan, 2.94%, Maturing August 7, 2014		19,730	$19,356,066
Autoparts Holdings, Ltd.
Term Loan, Maturing July 28, 2017(2)		1,225	1,218,875
Chrysler Group, LLC
Term Loan, 6.00%, Maturing May 24, 2017		9,400	9,167,942
Delphi Corp.
Term Loan, 3.50%, Maturing March 31, 2017		5,581	5,608,975
Federal-Mogul Corp.
Term Loan, 2.13%, Maturing December 29, 2014		9,670	9,234,527
Term Loan, 2.13%, Maturing December 28, 2015		5,851	5,587,863
Financiere Truck (Investissement)
Term Loan, 3.76%, Maturing February 15, 2012	EUR	605	778,069
Term Loan, 1.60%, Maturing February 15, 2015(3)(4)	GBP	964	1,448,486

1

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Ford Motor Co.
Term Loan, 2.94%, Maturing December 16, 2013		919	$919,123
Term Loan, 2.94%, Maturing December 16, 2013		2,783	2,783,859
Goodyear Tire & Rubber Co.
Term Loan - Second Lien, 1.94%, Maturing April 30, 2014		18,799	18,161,452
HHI Holdings, LLC
Term Loan, 7.00%, Maturing March 21, 2017		1,347	1,349,992
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		8,275	8,320,810
Metaldyne, LLC
Term Loan, 5.25%, Maturing May 18, 2017		5,337	5,333,290
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		2,488	2,499,938
Tenneco Automotive, Inc.
Term Loan, 5.19%, Maturing March 17, 2014		3,125	3,144,531
TI Automotive, Ltd.
Term Loan, 9.50%, Maturing July 1, 2016		993	1,002,425
TriMas Corp.
Term Loan, 4.25%, Maturing June 21, 2017		3,050	3,053,812
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		1,468	1,477,715

			$100,447,750

Beverage and Tobacco — 0.1%

Culligan International Co.
Term Loan - Second Lien, 6.08%, Maturing April 1, 2013	EUR	1,400	$591,763
Maine Beverage Co., LLC
Term Loan, 2.00%, Maturing March 31, 2013		609	591,094

			$1,182,857

Brokers, Dealers and Investment Houses — 0.2%

Mondrian Investment Partners, Ltd.
Term Loan, 5.50%, Maturing July 12, 2018		4,150	$4,150,000

			$4,150,000

Building and Development — 2.6%

401 North Wabash Venture, LLC
Term Loan, 6.74%, Maturing July 27, 2012(4)		4,579	$3,845,968
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		3,441	3,448,544
Beacon Sales Acquisition, Inc.
Term Loan, 2.22%, Maturing September 30, 2013		2,680	2,637,952
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016		2,587	2,623,381
CB Richard Ellis Services, Inc.
Term Loan, 3.25%, Maturing March 5, 2018(3)		1,774	1,758,761
Term Loan, 3.69%, Maturing September 4, 2019		2,676	2,650,630
Forestar USA Real Estate Group, Inc.
Revolving Loan, 2.43%, Maturing August 6, 2013(3)		666	656,156
Term Loan, 6.50%, Maturing August 6, 2015		6,106	6,075,600
Lafarge Roofing
Term Loan, 3.25%, Maturing March 16, 2015(4)		1,128	1,022,547
Term Loan, 5.00%, Maturing April 16, 2015(4)	EUR	381	776,025
Materis
Term Loan, 3.99%, Maturing April 27, 2014	EUR	802	1,092,791
Term Loan, 4.35%, Maturing April 27, 2015	EUR	872	1,187,619

2

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
NCI Building Systems, Inc.
Term Loan, 8.00%, Maturing April 18, 2014	976	$966,084
Panolam Industries Holdings, Inc.
Term Loan, 8.25%, Maturing December 31, 2013	3,201	3,104,751
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	4,098	4,110,510
Realogy Corp.
Term Loan, 3.19%, Maturing October 10, 2013	180	170,355
Term Loan, 3.27%, Maturing October 10, 2013	2,523	2,390,889
South Edge, LLC
Term Loan, 0.00%, Maturing October 31, 2009(5)	4,475	4,310,915
WCI Communities, Inc.
Term Loan, 11.00%, Maturing September 2, 2016(4)	1,241	1,210,425
Woodlands Land Development Co. LP (The)
Term Loan, 5.00%, Maturing March 7, 2014	5,000	5,012,500

		$49,052,403

Business Equipment and Services — 9.4%

Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	8,603	$8,666,414
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016	11,974	11,952,896
Allied Security Holdings, LLC
Term Loan, 5.00%, Maturing February 3, 2017	1,397	1,404,355
BakerCorp.
Term Loan, 5.00%, Maturing June 1, 2018	3,425	3,435,703
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	2,125	2,119,687
Dealer Computer Services, Inc.
Term Loan, 2.69%, Maturing April 21, 2016	2,333	2,315,833
Term Loan, 3.75%, Maturing April 20, 2018	6,700	6,720,937
Education Management, LLC
Term Loan, 2.00%, Maturing June 3, 2013	6,531	6,445,351
Fifth Third Processing Solutions, LLC
Term Loan, 4.50%, Maturing November 3, 2016	2,888	2,888,672
Infogroup, Inc.
Term Loan, 5.75%, Maturing May 22, 2018	2,659	2,627,419
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	4,181	4,198,217
Kronos, Inc.
Term Loan, 2.00%, Maturing June 11, 2014	2,441	2,408,536
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	4,815	4,848,603
Macrovision Solution Corp.
Term Loan, 4.00%, Maturing February 7, 2018	1,496	1,500,926
Mercury Payment Systems Canada, LLC
Term Loan, 6.50%, Maturing July 3, 2017	1,925	1,939,437
Mitchell International, Inc.
Term Loan - Second Lien, 5.50%, Maturing March 30, 2015	1,000	955,000
NE Customer Service
Term Loan, 6.00%, Maturing March 23, 2016	3,801	3,800,893
Protection One Alarm Monitor, Inc.
Term Loan, 6.00%, Maturing June 4, 2016	3,668	3,678,984
Quantum Corp.
Term Loan, 3.75%, Maturing July 14, 2014	353	351,898
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018	12,450	12,418,875
Sabre, Inc.
Term Loan, 2.21%, Maturing September 30, 2014	12,628	11,383,193

3

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Safenet, Inc.
Term Loan, 2.69%, Maturing April 12, 2014		2,903	$2,836,845
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		997	997,222
Serena Software, Inc.
Term Loan, 4.25%, Maturing March 10, 2016		2,708	2,643,412
Sitel (Client Logic)
Term Loan, 7.00%, Maturing January 30, 2017		3,293	3,309,309
Softlayer Tech, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		1,418	1,431,611
Solera Holdings, LLC
Term Loan, 2.00%, Maturing May 16, 2014		2,535	2,531,099
SunGard Data Systems, Inc.
Term Loan, 1.94%, Maturing February 28, 2014		1,594	1,557,589
Term Loan, 3.69%, Maturing February 28, 2014		2,698	2,690,804
Term Loan, 3.85%, Maturing February 26, 2016		19,718	19,666,521
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		2,425	2,431,062
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		4,193	4,197,365
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		2,918	2,932,276
Transaction Network Service, Inc.
Term Loan, 6.00%, Maturing November 18, 2015		898	903,975
TransUnion, LLC
Term Loan, 4.75%, Maturing February 12, 2018		8,429	8,449,947
Travelport, LLC
Term Loan, 4.75%, Maturing August 21, 2015		2,922	2,822,448
Term Loan, 4.75%, Maturing August 21, 2015		4,111	3,970,555
Term Loan, 4.75%, Maturing August 21, 2015		5,549	5,358,784
Term Loan, 6.04%, Maturing August 21, 2015	EUR	740	1,023,804
U.S. Security Holdings, Inc.
Term Loan, Maturing July 28, 2017(2)		350	346,946
Term Loan, Maturing July 28, 2017(2)		1,800	1,781,555
West Corp.
Term Loan, 2.63%, Maturing October 24, 2013		748	744,567
Term Loan, 4.50%, Maturing July 15, 2016		1,818	1,826,995
Term Loan, 4.50%, Maturing July 15, 2016		5,174	5,192,983

			$175,709,503

Cable and Satellite Television — 7.3%

Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016		2,972	$2,980,821
Bresnan Communications, LLC
Term Loan, 4.50%, Maturing December 14, 2017		2,761	2,764,891
Cequel Communications, LLC
Term Loan, 2.19%, Maturing November 5, 2013		12,814	12,701,775
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing September 6, 2016		3,476	3,465,195
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		1,525	1,515,469
CSC Holdings, Inc.
Term Loan, 1.94%, Maturing March 29, 2016		9,101	9,011,685
DG FastChannel, Inc.
Term Loan, Maturing July 26, 2018(2)		4,775	4,742,172
Digital Cinema Implementation
Term Loan, 5.00%, Maturing March 31, 2017		2,993	2,992,500
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		2,220	2,220,460

4

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Insight Midwest Holdings, LLC
Term Loan, 1.96%, Maturing April 7, 2014		7,206	$7,151,841
Kabel Deutschland GmbH
Term Loan, 3.69%, Maturing March 31, 2014	EUR	2,439	3,505,158
Term Loan, 4.69%, Maturing March 31, 2014	EUR	4,000	5,747,149
Term Loan, 5.44%, Maturing December 13, 2016	EUR	3,000	4,324,169
Term Loan, 4.69%, Maturing June 15, 2018	EUR	3,675	5,259,335
MCC Iowa, LLC
Term Loan, 1.91%, Maturing January 30, 2015		1,877	1,801,649
Mediacom Broadband, LLC
Term Loan, 4.50%, Maturing October 23, 2017		3,341	3,321,760
Mediacom Illinois, LLC
Term Loan, 1.91%, Maturing January 30, 2015		5,755	5,492,570
Mediacom, LLC
Term Loan, 4.50%, Maturing October 23, 2017		2,898	2,891,710
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		1,990	2,002,735
NDS Finance, Ltd.
Term Loan, 4.00%, Maturing March 12, 2018		6,010	5,959,232
ProSiebenSat.1 Media AG
Term Loan, 2.69%, Maturing July 2, 2014	EUR	1,680	2,296,519
Term Loan, 2.69%, Maturing July 2, 2014	EUR	2,900	3,965,221
Term Loan, 4.20%, Maturing March 6, 2015	EUR	967	1,268,260
Term Loan, 3.31%, Maturing June 26, 2015	EUR	6,272	8,616,455
Term Loan, 3.31%, Maturing July 3, 2015	EUR	263	361,274
Term Loan, 4.45%, Maturing March 4, 2016	EUR	967	1,268,260
UPC Broadband Holding B.V.
Term Loan, 3.69%, Maturing December 30, 2016		453	452,806
Term Loan, 5.07%, Maturing December 31, 2016	EUR	9,221	12,925,816
Term Loan, 3.69%, Maturing December 29, 2017		1,593	1,594,773
Term Loan, 5.32%, Maturing December 31, 2017	EUR	3,560	5,018,176
YPSO Holding SA
Term Loan, 5.19%, Maturing June 16, 2014(4)	EUR	928	1,219,177
Term Loan, 5.19%, Maturing June 16, 2014(4)	EUR	1,514	1,989,184
Term Loan, 5.19%, Maturing June 16, 2014(4)	EUR	3,165	4,159,076
Term Loan, 5.69%, Maturing December 31, 2015(4)	EUR	960	1,255,093

			$136,242,366

Chemicals and Plastics — 5.4%

Arizona Chemical, Inc.
Term Loan, 4.75%, Maturing November 21, 2016		891	$894,009
Ashland, Inc.
Term Loan, Maturing July 30, 2018(2)		5,950	5,967,201
British Vita UK, Ltd.
Term Loan, 6.80%, Maturing June 30, 2014(4)	EUR	1,038	1,476,631
Chemtura Corp.
Term Loan, 5.50%, Maturing August 27, 2016		2,600	2,614,084
General Chemical Corp.
Term Loan, 5.00%, Maturing October 6, 2015		1,287	1,299,400
Hexion Specialty Chemicals, Inc.
Term Loan, 3.94%, Maturing May 5, 2015		3,006	2,972,580
Term Loan, 4.00%, Maturing May 5, 2015		1,348	1,333,136
Term Loan, 4.00%, Maturing May 5, 2015		3,840	3,777,600
Term Loan, 5.28%, Maturing May 5, 2015	EUR	723	1,018,792
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		1,986	2,006,288
Huish Detergents, Inc.
Term Loan, 2.19%, Maturing April 25, 2014		1,871	1,790,595

5

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Huntsman International, LLC
Term Loan, 1.72%, Maturing April 21, 2014		1,298	$1,262,993
Term Loan, 2.72%, Maturing April 19, 2017		3,538	3,442,874
INEOS Group
Term Loan, 7.50%, Maturing December 16, 2013		1,464	1,516,904
Term Loan, 7.50%, Maturing December 16, 2013	EUR	1,839	2,767,917
Term Loan, 8.00%, Maturing December 16, 2014	EUR	1,841	2,770,663
Term Loan, 8.00%, Maturing December 16, 2014		2,174	2,253,312
Term Loan, 9.00%, Maturing December 16, 2015	EUR	1,000	1,497,069
Momentive Performance Materials
Term Loan, 3.69%, Maturing May 5, 2015		8,115	7,978,198
Term Loan, 4.89%, Maturing May 5, 2015	EUR	2,835	3,964,350
Nalco Co.
Term Loan, 4.50%, Maturing October 5, 2017		3,052	3,058,374
Norit NV
Term Loan, 7.50%, Maturing July 7, 2017		3,650	3,668,250
OM Group, Inc.
Term Loan, Maturing July 28, 2017(2)		1,525	1,525,000
Omnova Solutions, Inc.
Term Loan, 5.75%, Maturing May 31, 2017		2,164	2,174,946
Rockwood Specialties Group, Inc.
Term Loan, 3.75%, Maturing February 9, 2018		5,525	5,559,100
Schoeller Arca Systems Holding
Term Loan, 5.93%, Maturing November 16, 2015	EUR	289	297,998
Term Loan, 5.93%, Maturing November 16, 2015	EUR	824	849,648
Term Loan, 5.93%, Maturing November 16, 2015	EUR	887	914,304
Solutia, Inc.
Revolving Loan, 0.94%, Maturing March 17, 2015(3)		1,750	1,662,500
Term Loan, 3.50%, Maturing August 1, 2017		4,879	4,893,242
Styron S.A.R.L.
Term Loan, 6.00%, Maturing August 2, 2017		7,065	7,077,011
Tank Intermediate Holding Corp.
Term Loan, 5.01%, Maturing April 15, 2016		2,753	2,770,415
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		13,450	13,443,957

			$100,499,341

Clothing/Textiles — 0.1%

Warnaco, Inc.
Term Loan, 3.75%, Maturing June 15, 2018		1,450	$1,455,438

			$1,455,438

Conglomerates — 2.0%

Aquilex Holdings, LLC
Term Loan, 6.00%, Maturing April 1, 2016		879	$878,842
Goodman Global Holdings, Inc.
Term Loan, 5.75%, Maturing October 28, 2016		3,920	3,944,595
Johnson Diversey, Inc.
Term Loan, 4.00%, Maturing November 24, 2015		1,663	1,667,343
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		1,975	1,984,867
RBS Global, Inc.
Term Loan, 2.44%, Maturing July 19, 2013		1,049	1,039,437
Term Loan, 2.77%, Maturing July 19, 2013		4,878	4,847,382
RGIS Holdings, LLC
Term Loan, 2.75%, Maturing April 30, 2014		242	235,646
Term Loan, 2.75%, Maturing April 30, 2014		4,834	4,712,920
Service Master Co.
Term Loan, 2.69%, Maturing July 24, 2014		585	566,830
Term Loan, 2.71%, Maturing July 24, 2014		8,862	8,582,281

6

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
US Investigations Services, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		1,673	$1,686,181
Term Loan, 3.00%, Maturing February 21, 2015		1,540	1,511,807
Vertrue, Inc.
Term Loan, 5.25%, Maturing August 16, 2014		495	405,620
Walter Industries, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		5,985	5,997,227

			$38,060,978

Containers and Glass Products — 3.1%

Berry Plastics Corp.
Term Loan, 2.26%, Maturing April 3, 2015		5,979	$5,649,926
BWAY Corp.
Term Loan, 4.50%, Maturing February 23, 2018		488	489,292
Term Loan, 4.50%, Maturing February 23, 2018		5,497	5,511,093
Consolidated Container Co.
Term Loan, 2.44%, Maturing March 28, 2014		816	792,570
Term Loan - Second Lien, 5.69%, Maturing September 28, 2014		1,500	1,371,250
Graham Packaging Holdings Co.
Term Loan, 6.75%, Maturing April 4, 2014		6,802	6,820,454
Term Loan, 6.00%, Maturing September 23, 2016		3,474	3,483,629
Graphic Packaging International, Inc.
Term Loan, 2.23%, Maturing May 16, 2014		4,726	4,705,144
Term Loan, 2.99%, Maturing May 16, 2014		1,515	1,514,124
Hilex Poly Co.
Term Loan, 11.25%, Maturing November 16, 2015		1,425	1,425,000
JSG Acquisitions
Term Loan, 4.60%, Maturing December 1, 2014	EUR	1,528	2,195,960
Term Loan, 4.82%, Maturing December 31, 2014	EUR	1,511	2,170,551
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017		1,716	1,717,805
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 9, 2018		11,212	11,146,501
Term Loan, Maturing August 9, 2018(2)		8,350	8,271,719

			$57,265,018

Cosmetics/Toiletries — 1.9%

Alliance Boots Holdings, Ltd.
Term Loan, 3.60%, Maturing July 9, 2015	GBP	6,000	$9,239,319
Term Loan, 4.30%, Maturing July 9, 2015	EUR	13,750	19,164,644
Bausch & Lomb, Inc.
Term Loan, 3.44%, Maturing April 24, 2015		797	792,397
Term Loan, 3.48%, Maturing April 24, 2015		3,274	3,255,329
Prestige Brands, Inc.
Term Loan, 4.76%, Maturing March 24, 2016		3,172	3,191,622

			$35,643,311

Drugs — 1.4%

Axcan Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		4,950	$4,885,155
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 4.00%, Maturing June 18, 2018		4,400	4,416,892
Graceway Pharmaceuticals, LLC
Term Loan, 4.94%, Maturing May 3, 2012		1,958	1,084,433
Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(6)		1,000	28,500
Warner Chilcott Corp.
Term Loan, 3.75%, Maturing March 17, 2016		4,275	4,280,998
Term Loan, 4.25%, Maturing March 15, 2018		2,457	2,461,689
Term Loan, 4.25%, Maturing March 15, 2018		4,913	4,923,379

7

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
WC Luxco S.A.R.L.
Term Loan, 4.25%, Maturing March 15, 2018		3,378	$3,384,823

			$25,465,869

Ecological Services and Equipment — 0.2%

Environmental Systems Products Holdings, Inc.
Term Loan - Second Lien, 13.50%, Maturing September 12, 2014		124	$114,269
Sensus Metering Systems, Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,945	1,954,851
Term Loan - Second Lien, Maturing May 9, 2018(2)		2,000	2,045,000

			$4,114,120

Electronics/Electrical — 5.6%

Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		5,624	$5,638,085
Attachmate Corp.
Term Loan, 6.50%, Maturing April 27, 2017		6,450	6,479,560
Bentley Systems, Inc.
Term Loan, 5.75%, Maturing December 29, 2016		1,493	1,499,962
Christie/Aix, Inc.
Term Loan, 5.25%, Maturing April 29, 2016		1,434	1,429,146
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		7,525	7,355,687
Edwards (Cayman Island II), Ltd.
Term Loan, 5.50%, Maturing May 31, 2016		2,488	2,484,391
Term Loan, 5.50%, Maturing May 31, 2016		3,085	3,079,358
FCI International S.A.S.
Term Loan, 3.62%, Maturing November 1, 2013		497	491,182
Term Loan, 3.62%, Maturing November 1, 2013		497	491,182
Term Loan, 3.62%, Maturing November 1, 2013		516	510,201
Term Loan, 3.62%, Maturing November 1, 2013		516	510,201
Term Loan, 3.62%, Maturing November 1, 2013		2,000	1,978,334
Freescale Semiconductor, Inc.
Term Loan, 4.44%, Maturing December 1, 2016		7,358	7,332,940
Infor Enterprise Solutions Holdings
Term Loan, 5.69%, Maturing March 3, 2014		500	432,500
Term Loan, 5.94%, Maturing July 28, 2015		4,725	4,583,331
Term Loan, 5.94%, Maturing July 28, 2015		9,033	8,818,485
Term Loan, 6.44%, Maturing July 28, 2015	EUR	1,910	2,632,983
Microsemi Corp.
Term Loan, 4.00%, Maturing November 2, 2017		2,985	2,985,000
Network Solutions, LLC
Term Loan, 2.44%, Maturing March 7, 2014		1,354	1,313,235
NXP B.V.
Term Loan, 4.50%, Maturing March 7, 2017		7,007	7,016,197
Open Solutions, Inc.
Term Loan, 2.38%, Maturing January 23, 2014		5,339	4,650,304
Sensata Technologies Finance Co., LLC
Term Loan, 4.00%, Maturing May 11, 2018		10,175	10,179,538
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016		1,964	1,975,299
Ship US Bidco, Inc.
Term Loan, 6.01%, Maturing November 30, 2017	GBP	5,000	8,114,924
Spansion, LLC
Term Loan, 4.75%, Maturing February 9, 2015		2,108	2,113,200
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		6,075	6,122,492
VeriFone, Inc.
Term Loan, 2.94%, Maturing October 31, 2013		218	216,951

8

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016		4,107	$4,111,890

			$104,546,558

Equipment Leasing — 0.8%

Hertz Corp.
Term Loan, 3.75%, Maturing March 9, 2018		5,850	$5,742,752
Term Loan, 3.75%, Maturing March 9, 2018		9,102	9,092,912

			$14,835,664

Farming/Agriculture — 0.2%

Earthbound Farm Holdings III, LLC
Term Loan, 5.50%, Maturing December 21, 2016		1,617	$1,624,959
WM. Bolthouse Farms, Inc.
Term Loan, 5.50%, Maturing February 11, 2016		1,590	1,590,637

			$3,215,596

Financial Intermediaries — 4.3%

Asset Acceptance Capital Corp.
Term Loan, 3.75%, Maturing June 5, 2013		884	$870,805
Citco III, Ltd.
Term Loan, 6.25%, Maturing June 29, 2018		4,800	4,785,000
Fidelity National Information Services, Inc.
Term Loan, 5.25%, Maturing July 18, 2016		5,657	5,685,519
First Data Corp.
Term Loan, 2.94%, Maturing September 24, 2014		2,989	2,791,779
Term Loan, 2.94%, Maturing September 24, 2014		4,274	3,992,291
Term Loan, 2.94%, Maturing September 24, 2014		5,004	4,675,207
Term Loan, 4.19%, Maturing March 23, 2018		4,755	4,379,518
Grosvenor Capital Management
Term Loan, 4.19%, Maturing December 5, 2016		1,353	1,353,226
HarbourVest Partners, LLC
Term Loan, 6.25%, Maturing December 14, 2016		2,582	2,598,266
Interactive Data Corp.
Term Loan, 4.75%, Maturing February 12, 2018		6,691	6,698,028
Jupiter Asset Management Group
Term Loan, 4.46%, Maturing March 17, 2015	GBP	739	1,197,432
LPL Holdings, Inc.
Term Loan, 1.95%, Maturing June 28, 2013		2,670	2,666,292
Term Loan, 4.25%, Maturing June 25, 2015		8,403	8,455,751
Term Loan, 5.25%, Maturing June 28, 2017		4,866	4,900,478
MSCI, Inc.
Term Loan, 3.75%, Maturing March 14, 2017		6,794	6,834,747
Nuveen Investments, Inc.
Term Loan, 3.25%, Maturing November 13, 2014		6,004	5,902,620
Term Loan, 5.75%, Maturing May 12, 2017		4,758	4,759,312
RJO Holdings Corp. (RJ O’Brien)
Term Loan, 6.19%, Maturing December 10, 2015(7)		23	18,624
Term Loan, 6.19%, Maturing December 10, 2015(7)		720	570,985
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	2,000	3,184,415
Travelex America Holdings, Inc.
Term Loan, 2.93%, Maturing October 31, 2013		528	523,950
Term Loan, 2.93%, Maturing October 31, 2013		1,972	1,957,748
Term Loan, 3.43%, Maturing October 31, 2014		528	523,950
Term Loan, 3.43%, Maturing October 31, 2014		1,972	1,957,748

			$81,283,691

9

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Food Products — 3.2%

Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		7,681	$7,656,748
American Seafoods Group, LLC
Term Loan, 4.25%, Maturing March 8, 2018		1,595	1,593,112
BL Marketing, Ltd.
Term Loan, 2.39%, Maturing December 31, 2013	GBP	1,500	2,367,383
Dean Foods Co.
Term Loan, 1.75%, Maturing April 2, 2014		8,837	8,557,225
Dole Food Company, Inc.
Term Loan, 5.05%, Maturing July 6, 2018		2,870	2,879,566
Term Loan, 5.06%, Maturing July 6, 2018		5,330	5,347,765
Farley’s & Sathers Candy Company, Inc.
Term Loan, 6.50%, Maturing March 30, 2018		2,993	3,007,462
JBS USA Holdings, Inc.
Term Loan, 4.25%, Maturing May 25, 2018		3,900	3,901,221
Liberator Midco, Ltd.
Term Loan, 5.26%, Maturing April 29, 2016	GBP	2,500	4,113,887
Michael Foods Holdings, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		3,133	3,137,294
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		2,705	2,733,298
Pinnacle Foods Finance, LLC
Revolving Loan, 0.85%, Maturing April 2, 2013(3)		3,000	2,790,000
Term Loan, 2.69%, Maturing April 2, 2014		10,268	10,184,633
Term Loan, 6.00%, Maturing April 2, 2014		1,873	1,887,063

			$60,156,657

Food Service — 6.8%

Aramark Corp.
Term Loan, 2.06%, Maturing January 27, 2014		441	$435,351
Term Loan, 2.12%, Maturing January 27, 2014		5,581	5,504,817
Term Loan, 3.44%, Maturing July 26, 2016		795	791,741
Term Loan, 3.50%, Maturing July 26, 2016		12,089	12,038,943
Buffets, Inc.
Term Loan, 12.00%, Maturing April 21, 2015(4)		2,918	2,524,477
Term Loan, 7.50%, Maturing April 22, 2015(4)		356	281,168
Burger King Corp.
Term Loan, 4.50%, Maturing October 19, 2016		14,264	14,250,762
Term Loan, 4.78%, Maturing October 19, 2016	EUR	3,980	5,709,326
Darling International, Inc.
Term Loan, 5.00%, Maturing December 16, 2016		500	502,812
Del Monte Corp.
Term Loan, 4.50%, Maturing March 8, 2018		21,675	21,609,195
Denny’s, Inc.
Term Loan, 5.25%, Maturing September 30, 2016		4,369	4,376,858
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		6,998	7,007,138
Dunkin’ Brands, Inc.
Term Loan, 4.25%, Maturing November 23, 2017		13,347	13,361,338
JRD Holdings, Inc.
Term Loan, 2.47%, Maturing July 2, 2014		1,868	1,850,302
NPC International, Inc.
Term Loan, 1.95%, Maturing May 3, 2013		1,409	1,399,758
OSI Restaurant Partners, LLC
Term Loan, 2.50%, Maturing June 14, 2013		1,718	1,657,840
Term Loan, 2.50%, Maturing June 14, 2014		17,541	16,930,415
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		1,074	1,068,848

10

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Selecta
Term Loan, 3.49%, Maturing June 28, 2015	GBP	2,500	$3,648,125
U.S. Foodservice, Inc.
Term Loan, 2.69%, Maturing July 3, 2014		7,703	7,312,489
Wendy’s/Arby’s Restaurants, LLC
Term Loan, 5.00%, Maturing May 24, 2017		4,764	4,773,360

			$127,035,063

Food/Drug Retailers — 3.9%

General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		6,900	$6,905,175
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		17,028	17,051,868
Pantry, Inc. (The)
Term Loan, 1.94%, Maturing May 15, 2014		717	708,326
Term Loan, 1.94%, Maturing May 15, 2014		2,490	2,459,923
Rite Aid Corp.
Term Loan, 1.94%, Maturing June 4, 2014		18,628	17,774,069
Term Loan, 4.50%, Maturing March 2, 2018		5,467	5,378,189
Roundy’s Supermarkets, Inc.
Term Loan, 7.00%, Maturing November 3, 2013		10,575	10,619,506
Term Loan - Second Lien, 10.00%, Maturing April 18, 2016		1,500	1,519,220
Supervalu, Inc.
Term Loan, 4.50%, Maturing April 28, 2018		11,421	11,272,189

			$73,688,465

Forest Products — 0.9%

Georgia-Pacific Corp.
Term Loan, 2.25%, Maturing December 21, 2012		11,362	$11,366,637
Term Loan, 3.50%, Maturing December 23, 2014		3,145	3,149,298
Xerium Technologies, Inc.
Term Loan, 5.50%, Maturing May 22, 2017		1,500	1,508,437

			$16,024,372

Health Care — 14.5%

Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017		6,950	$6,943,050
Alliance Healthcare Services
Term Loan, 5.50%, Maturing June 1, 2016		3,768	3,758,990
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		2,666	2,669,583
Term Loan, Maturing September 18, 2015(2)		2,000	2,003,126
Ascend Learning
Term Loan, 7.01%, Maturing December 6, 2016		3,930	3,928,613
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015		2,697	2,709,802
Term Loan, 8.50%, Maturing April 14, 2015		2,697	2,709,802
Biomet, Inc.
Term Loan, 3.23%, Maturing March 25, 2015		13,182	13,068,230
Term Loan, 4.43%, Maturing March 25, 2015	EUR	1,030	1,478,483
Capsugel Healthcare, Ltd.
Term Loan, Maturing August 1, 2018(2)		3,800	3,815,200
Cardinal Health 409, Inc.
Term Loan, 2.44%, Maturing April 10, 2014		5,832	5,598,720
Carestream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		5,337	4,985,299
Carl Zeiss Vision Holding GmbH
Term Loan, 4.00%, Maturing September 30, 2019		370	317,351

11

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 29, 2016		1,757	$1,767,885
Community Health Systems, Inc.
Term Loan, 2.50%, Maturing July 25, 2014		796	770,765
Term Loan, 2.50%, Maturing July 25, 2014		15,573	15,071,183
Term Loan, 3.75%, Maturing January 25, 2017		10,097	9,871,329
ConMed Corp.
Term Loan, 1.69%, Maturing April 12, 2013		973	953,456
ConvaTec, Inc.
Term Loan, 5.75%, Maturing December 22, 2016		1,517	1,519,736
Term Loan, 6.01%, Maturing December 22, 2016	EUR	2,488	3,571,606
CRC Health Corp.
Term Loan, 4.75%, Maturing November 16, 2015		7,730	7,555,643
Dako EQT Project Delphi
Term Loan, 3.44%, Maturing May 29, 2015	EUR	1,337	1,858,511
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		8,109	8,141,111
DJO Finance, LLC
Term Loan, 3.19%, Maturing May 20, 2014		2,165	2,134,915
Fresenius SE
Term Loan, 3.50%, Maturing September 10, 2014		357	357,538
Term Loan, 3.50%, Maturing September 10, 2014		625	626,011
Grifols SA
Term Loan, 6.00%, Maturing June 1, 2017		5,675	5,706,332
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016		3,450	3,458,769
Harvard Drug Group, LLC
Term Loan, 6.50%, Maturing April 8, 2016		113	111,695
Term Loan, 6.50%, Maturing April 8, 2016		824	812,328
HCA, Inc.
Term Loan, 3.50%, Maturing March 31, 2017		15,061	14,794,820
Term Loan, 3.50%, Maturing May 1, 2018		9,238	9,077,280
Health Management Associates, Inc.
Term Loan, 2.00%, Maturing February 28, 2014		11,787	11,530,763
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018		4,888	4,872,476
IMS Health, Inc.
Term Loan, 4.50%, Maturing August 25, 2017		4,084	4,096,528
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		5,969	5,950,202
Term Loan, 6.75%, Maturing May 15, 2018		3,575	3,566,063
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		4,850	4,851,213
Lifepoint Hospitals, Inc.
Term Loan, 3.01%, Maturing April 15, 2015		2,242	2,243,946
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		4,348	4,363,517
Medpace, Inc.
Term Loan, 6.50%, Maturing June 22, 2017		2,550	2,524,500
Meritas, LLC
Term Loan, Maturing July 28, 2017(2)		2,400	2,376,000
MultiPlan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		9,625	9,590,408
Nyco Holdings
Term Loan, 3.19%, Maturing December 29, 2013		2,585	2,562,971
Term Loan, 3.94%, Maturing December 29, 2014		944	935,594
Term Loan, 5.19%, Maturing December 29, 2014	EUR	2,189	3,128,223
Term Loan, 5.94%, Maturing December 29, 2015	EUR	2,189	3,127,454
Term Loan - Second Lien, 4.69%, Maturing December 29, 2015		944	935,310

12

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Prime Healthcare Services, Inc.
Term Loan, 7.25%, Maturing April 22, 2015		6,924	$6,785,219
RadNet Management, Inc.
Term Loan, 5.75%, Maturing April 1, 2016		2,543	2,545,355
ReAble Therapeutics Finance, LLC
Term Loan, 2.19%, Maturing November 18, 2013		4,269	4,253,189
Renal Advantage Holdings, Inc.
Term Loan, 5.75%, Maturing December 16, 2016		1,617	1,625,465
Res-Care, Inc.
Term Loan, 7.25%, Maturing December 22, 2016		3,856	3,870,021
Select Medical Holdings Corp.
Term Loan, 5.50%, Maturing May 25, 2018		8,700	8,563,958
Skillsoft Corp.
Term Loan, 6.50%, Maturing May 26, 2017		2,935	2,973,683
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		2,675	2,688,375
Sunrise Medical Holdings, Inc.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	1,020	1,355,574
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		4,750	4,727,737
Universal Health Services, Inc.
Term Loan, 4.00%, Maturing November 15, 2016		2,992	3,001,814
Vanguard Health Holding Co., LLC
Term Loan, 5.00%, Maturing January 29, 2016		3,753	3,760,711
VWR Funding, Inc.
Term Loan, 3.94%, Maturing June 27, 2014	EUR	2,499	3,504,525
Term Loan, 2.69%, Maturing June 30, 2014		11,689	11,389,705

			$269,847,661

Home Furnishings — 0.4%

Hunter Fan Co.
Term Loan, 2.69%, Maturing April 16, 2014		1,207	$1,158,662
National Bedding Co., LLC
Term Loan, 3.75%, Maturing November 28, 2013		3,890	3,870,628
Oreck Corp.
Term Loan - Second Lien, 3.75%, Maturing March 19, 2016(7)		237	213,791
Sanitec Europe OY
Term Loan, 2.50%, Maturing June 24, 2016	EUR	2,321	2,955,440

			$8,198,521

Industrial Equipment — 2.6%

Brand Energy and Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014		992	$907,967
Term Loan, 3.56%, Maturing February 7, 2014		1,075	993,989
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		2,993	2,992,500
EPD Holdings, (Goodyear Engineering Products)
Term Loan, 2.69%, Maturing July 31, 2014		692	660,233
Term Loan, 2.69%, Maturing July 31, 2014		4,833	4,609,656
Term Loan - Second Lien, 5.94%, Maturing July 31, 2015		1,000	903,750
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing November 23, 2016		1,985	1,985,000
Term Loan, 1.88%, Maturing February 16, 2017(3)		3,000	2,985,000
Generac Acquisition Corp.
Term Loan, 2.74%, Maturing November 11, 2013		1,199	1,194,595
Jason, Inc.
Term Loan, 8.25%, Maturing September 21, 2014		230	230,029
Term Loan, 8.25%, Maturing September 21, 2014		580	578,788
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		1,796	1,805,578

13

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Kinetek Acquisition Corp.
Term Loan, 2.75%, Maturing November 11, 2013		79	$76,800
Term Loan, 2.75%, Maturing November 11, 2013		781	757,223
KION Group GmbH
Term Loan, 3.69%, Maturing December 23, 2014(4)		1,795	1,663,789
Term Loan, 5.19%, Maturing December 23, 2014(4)	EUR	1,289	1,740,350
Term Loan, 3.94%, Maturing December 23, 2015(4)		1,795	1,663,789
Term Loan, 5.44%, Maturing December 29, 2015(4)	EUR	1,270	1,714,537
Pinafore, LLC
Term Loan, 4.25%, Maturing September 29, 2016		9,616	9,636,223
Polypore, Inc.
Term Loan, 2.19%, Maturing July 3, 2014		7,972	7,897,566
Term Loan, 3.39%, Maturing July 3, 2014	EUR	713	1,006,972
Terex Corp.
Term Loan, Maturing April 28, 2017(2)		2,075	2,080,837

			$48,085,171

Insurance — 1.7%

Alliant Holdings I, Inc.
Term Loan, 0.50%, Maturing August 21, 2012(3)		5,000	$4,650,000
Term Loan, 3.25%, Maturing August 21, 2014		953	943,888
Term Loan, 6.75%, Maturing August 21, 2014		1,949	1,953,786
AmWINS Group, Inc.
Term Loan, 6.50%, Maturing June 8, 2013		1,930	1,918,209
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		3,109	3,126,865
CCC Information Services Group, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		3,159	3,175,887
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		3,891	3,913,349
Crump Group, Inc.
Term Loan, 3.20%, Maturing August 1, 2014		1,727	1,691,595
HUB International Holdings, Inc.
Term Loan, 2.75%, Maturing June 13, 2014		848	824,941
Term Loan, 2.75%, Maturing June 13, 2014		3,772	3,669,878
Term Loan, 6.75%, Maturing June 13, 2014		1,326	1,328,448
U.S.I. Holdings Corp.
Term Loan, 2.69%, Maturing May 5, 2014		5,616	5,475,211

			$32,672,057

Leisure Goods/Activities/Movies — 5.3%

Alpha D2, Ltd.
Term Loan, 1.65%, Maturing December 31, 2012		236	$233,900
Term Loan, 2.65%, Maturing December 31, 2013		2,214	2,117,605
Term Loan, 2.65%, Maturing December 31, 2013		2,723	2,604,637
Term Loan - Second Lien, 3.90%, Maturing June 30, 2014		2,400	2,279,143
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing December 16, 2016		4,909	4,880,471
AMC Networks, Inc.
Term Loan, 4.00%, Maturing December 31, 2018		3,975	3,965,062
Bombardier Recreational Products
Term Loan, 2.75%, Maturing June 28, 2013		7,617	7,445,634
Carmike Cinemas, Inc.
Term Loan, 5.50%, Maturing January 27, 2016		4,904	4,929,192
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		6,637	6,657,244
Cinemark, Inc.
Term Loan, 3.47%, Maturing April 29, 2016		7,131	7,173,408
ClubCorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 9, 2016		1,418	1,419,647

14

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Deluxe Entertainment Services Group, Inc.
Term Loan, 6.25%, Maturing May 11, 2013		284	$282,772
Term Loan, 6.25%, Maturing May 11, 2013		4,203	4,185,026
Fender Musical Instruments Corp.
Term Loan, 2.44%, Maturing June 9, 2014		268	257,811
Term Loan, 2.44%, Maturing June 9, 2014		530	510,296
Kasima, LLC
Term Loan, 2.96%, Maturing March 10, 2015(3)		3,820	3,820,225
Merlin Entertainment Group
Term Loan, 4.44%, Maturing July 21, 2017		1,224	1,208,268
Term Loan, 4.88%, Maturing July 21, 2017	GBP	2,000	3,230,924
Term Loan, 5.44%, Maturing July 21, 2017	EUR	3,000	4,278,368
Miramax Film NY, LLC
Term Loan, 7.75%, Maturing May 20, 2016		2,008	2,037,808
National CineMedia, LLC
Term Loan, 1.75%, Maturing February 13, 2015		2,048	2,011,407
Regal Cinemas Corp.
Term Loan, 3.50%, Maturing August 23, 2017		6,741	6,744,812
Revolution Studios Distribution Co., LLC
Term Loan, 3.94%, Maturing December 21, 2014		3,346	2,492,826
Term Loan - Second Lien, 7.19%, Maturing June 21, 2015(7)		2,825	870,100
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		6,423	6,444,321
Six Flags Theme Parks, Inc.
Term Loan, 5.25%, Maturing June 30, 2016		7,376	7,425,313
SRAM, LLC
Term Loan, 4.77%, Maturing June 7, 2018		3,850	3,852,406
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		2,000	2,005,000
Zuffa, LLC
Term Loan, 2.25%, Maturing June 19, 2015		2,934	2,877,558

			$98,241,184

Lodging and Casinos — 2.8%

Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		3,890	$3,906,461
Choctaw Resort Development Enterprise
Term Loan, 7.25%, Maturing November 4, 2011		863	841,138
Gala Electric Casinos, Ltd.
Term Loan, 5.70%, Maturing May 30, 2018	GBP	4,725	7,002,430
Harrah’s Operating Co.
Term Loan, 3.23%, Maturing January 28, 2015		3,622	3,267,743
Term Loan, 3.25%, Maturing January 28, 2015		9,445	8,527,538
Term Loan, 3.25%, Maturing January 28, 2015		4,500	4,067,802
Term Loan, 9.50%, Maturing October 31, 2016		985	1,029,884
Herbst Gaming, Inc.
Term Loan, 10.00%, Maturing December 31, 2015		2,921	3,007,292
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		2,419	2,433,047
Las Vegas Sands, LLC
Term Loan, 2.72%, Maturing November 23, 2016		1,821	1,758,456
Term Loan, 2.72%, Maturing November 23, 2016		7,210	6,976,068
LodgeNet Entertainment Corp.
Term Loan, 6.50%, Maturing April 4, 2014		1,232	1,181,054
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		3,375	3,381,308
Tropicana Entertainment, Inc.
Term Loan, 15.00%, Maturing March 8, 2013		208	233,567
VML US Finance, LLC
Term Loan, 4.69%, Maturing May 25, 2012		717	716,880
Term Loan, 4.69%, Maturing May 27, 2013		1,241	1,241,107

15

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Term Loan, 4.69%, Maturing May 27, 2013	1,976	$1,975,841

		$51,547,616

Nonferrous Metals/Minerals — 1.1%

Fairmount Minerals, Ltd.
Term Loan, 5.25%, Maturing March 15, 2017	9,134	$9,164,694
Noranda Aluminum Acquisition
Term Loan, 1.94%, Maturing May 16, 2014	273	270,850
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	6,269	6,285,475
Oxbow Carbon and Mineral Holdings
Term Loan, 3.74%, Maturing May 8, 2016	3,371	3,375,495
SunCoke Energy, Inc.
Term Loan, 5.25%, Maturing July 26, 2018	1,475	1,478,688

		$20,575,202

Oil and Gas — 3.1%

Big West Oil, LLC
Term Loan, 7.00%, Maturing March 31, 2016	3,011	$3,034,987
CITGO Petroleum Corp.
Term Loan, 8.00%, Maturing June 24, 2015	502	508,594
Term Loan, 9.00%, Maturing June 23, 2017	5,891	6,143,302
Crestwood Holdings, LLC
Term Loan, 10.50%, Maturing September 30, 2016	1,060	1,092,781
Dynegy Holdings, Inc.
Term Loan, 3.94%, Maturing April 2, 2013	1,417	1,400,768
Term Loan, 3.94%, Maturing April 2, 2013	14,696	14,530,724
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016	6,403	6,402,161
Gibson Energy
Term Loan, 5.75%, Maturing June 14, 2018	6,075	6,069,308
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018	3,200	3,204,665
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	11,724	11,899,933
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017	251	251,979
Term Loan, 6.50%, Maturing April 20, 2017	410	412,535
Term Loan, 6.50%, Maturing April 20, 2017	3,097	3,113,279

		$58,065,016

Publishing — 5.3%

Aster Zweite Beteiligungs GmbH
Term Loan, 4.71%, Maturing December 30, 2016	2,475	$2,380,950
Black Press US Partnership
Term Loan, 2.25%, Maturing August 2, 2013	498	476,407
Term Loan, 2.25%, Maturing August 2, 2013	819	784,670
Cengage Learning, Inc.
Term Loan, 2.50%, Maturing July 3, 2014	5,961	5,225,114
GateHouse Media Operating, Inc.
Term Loan, 2.19%, Maturing August 28, 2014	2,038	723,565
Term Loan, 2.19%, Maturing August 28, 2014	4,782	1,697,726
Term Loan, 2.44%, Maturing August 28, 2014	4,176	1,482,602
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016	4,903	4,932,561
IWCO Direct, Inc.
Term Loan, 3.56%, Maturing August 7, 2014	411	380,054
Term Loan, 3.56%, Maturing August 7, 2014	3,942	3,645,912

16

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		9,853	$9,421,679
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014		696	695,186
Merrill Communications, LLC
Term Loan, 7.50%, Maturing December 24, 2012		5,366	5,366,033
Nelson Education, Ltd.
Term Loan, 2.75%, Maturing July 3, 2014		1,466	1,282,466
Newspaper Holdings, Inc.
Term Loan, 1.81%, Maturing July 24, 2014		7,832	6,696,691
Nielsen Finance, LLC
Term Loan, 2.19%, Maturing August 9, 2013		7,580	7,486,839
Term Loan, 3.44%, Maturing May 2, 2016		13,145	13,109,705
Term Loan, 3.94%, Maturing May 2, 2016		4,648	4,650,396
Penton Media, Inc.
Term Loan, 5.00%, Maturing August 1, 2014(4)		1,748	1,363,105
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2013		898	879,689
Term Loan, 15.00%, Maturing March 18, 2014(4)		620	573,555
Springer Science+Business Media S.A.
Term Loan, 4.19%, Maturing June 17, 2016		2,000	2,000,000
Star Tribune Co. (The)
Term Loan, 8.00%, Maturing September 28, 2014		188	187,252
Term Loan, 8.00%, Maturing September 29, 2014		167	166,446
Trader Media Corp., Ltd.
Term Loan, 5.14%, Maturing June 8, 2017	GBP	5,251	8,425,716
Term Loan, 5.14%, Maturing December 1, 2017	GBP	2,500	4,014,715
Xsys, Inc.
Term Loan, 2.71%, Maturing December 30, 2016		3,877	3,729,763
Term Loan, 4.71%, Maturing December 30, 2016		3,796	3,651,537
Term Loan, 5.78%, Maturing December 30, 2016	EUR	1,226	1,722,165
Term Loan - Second Lien, 6.93%, Maturing June 29, 2018		1,290	1,239,571

			$98,392,070

Radio and Television — 3.9%

Block Communications, Inc.
Term Loan, 2.19%, Maturing December 22, 2011		1,746	$1,737,149
CMP Susquehanna Corp.
Term Loan, 2.19%, Maturing May 3, 2013		3,728	3,710,181
Cumulus Media, Inc.
Term Loan, Maturing August 30, 2018(2)		12,350	12,308,788
Gray Television, Inc.
Term Loan, 3.69%, Maturing December 31, 2014		1,406	1,378,311
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		2,500	2,521,355
Live Nation Worldwide, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		9,791	9,809,737
Local TV Finance, LLC
Term Loan, 2.19%, Maturing May 7, 2013		1,712	1,671,362
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		1,226	1,228,932
New Young Broadcasting Holding Co., Inc.
Term Loan, 8.00%, Maturing June 30, 2015		433	436,303
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		3,414	3,422,167
Radio One, Inc.
Term Loan, 7.50%, Maturing March 23, 2016		3,993	4,037,416
Raycom TV Broadcasting, LLC
Term Loan, 4.50%, Maturing May 31, 2017		2,550	2,550,000

17

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Serpering Investments B.V.
Term Loan, 4.72%, Maturing September 30, 2017	EUR	2,000	$2,876,991
Tyrol Acquisition 2 SAS
Term Loan, 5.44%, Maturing January 30, 2015	EUR	1,000	1,246,510
Term Loan, 5.44%, Maturing January 29, 2016	EUR	1,000	1,246,510
Univision Communications, Inc.
Term Loan, 2.19%, Maturing September 29, 2014		7,933	7,599,692
Term Loan, 4.44%, Maturing March 31, 2017		10,411	9,915,752
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		5,147	5,163,185

			$72,860,341

Retailers (Except Food and Drug) — 4.1%

Amscan Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		3,399	$3,417,016
FTD, Inc.
Term Loan, 4.75%, Maturing June 6, 2018		3,750	3,754,594
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017		4,129	4,211,835
J. Crew Operating Corp.
Term Loan, 4.75%, Maturing March 7, 2018		9,676	9,313,577
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		4,738	4,690,004
Michaels Stores, Inc.
Term Loan, 2.50%, Maturing October 31, 2013		5,719	5,629,599
Neiman Marcus Group, Inc.
Term Loan, 4.75%, Maturing May 16, 2018		8,775	8,674,070
Orbitz Worldwide, Inc.
Term Loan, 3.22%, Maturing July 25, 2014		4,495	4,133,787
PETCO Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		5,975	5,958,415
Phillips-Van Heusen Corp.
Term Loan, 4.36%, Maturing February 26, 2016	EUR	1,150	1,655,161
Term Loan, 3.50%, Maturing May 6, 2016		1,283	1,288,568
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		4,725	4,745,658
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		3,092	3,100,624
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		3,607	3,586,572
Vivarte
Term Loan, 3.25%, Maturing March 9, 2015	EUR	2,641	3,396,937
Term Loan, 3.87%, Maturing March 8, 2016	EUR	2,641	3,396,937
Term Loan - Second Lien, 4.87%, Maturing September 8, 2016	EUR	22	26,795
Term Loan - Second Lien, 4.87%, Maturing September 8, 2016	EUR	154	187,563
Term Loan - Second Lien, 4.87%, Maturing September 8, 2016	EUR	1,582	1,929,215
Yankee Candle Company, Inc. (The)
Term Loan, 2.19%, Maturing February 6, 2014		2,873	2,861,476

			$75,958,403

Steel — 0.1%

Niagara Corp.
Term Loan, 10.50%, Maturing June 29, 2014(4)(7)		1,507	$1,413,949

			$1,413,949

Surface Transport — 0.4%

Swift Transportation Co., Inc.
Term Loan, 6.00%, Maturing December 21, 2016		7,901	$7,948,942

			$7,948,942

18

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Telecommunications — 5.6%

Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		4,005	$4,020,894
Asurion Corp.
Term Loan, 5.50%, Maturing May 24, 2018		16,500	16,396,809
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		3,175	3,203,223
BCM Luxembourg, Ltd.
Term Loan, 3.32%, Maturing September 30, 2014	EUR	1,000	1,068,095
Term Loan, 3.57%, Maturing September 30, 2015	EUR	1,000	1,068,095
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		2,500	2,506,250
CommScope, Inc.
Term Loan, 5.00%, Maturing January 14, 2018		3,691	3,710,333
Intelsat Jackson Holdings SA
Term Loan, 5.25%, Maturing April 2, 2018		27,780	27,899,747
IPC Systems, Inc.
Term Loan, 2.50%, Maturing May 31, 2014		1,260	1,218,787
Term Loan, 3.08%, Maturing May 31, 2014	GBP	206	333,904
Macquarie UK Broadcast Ventures, Ltd.
Term Loan, 2.88%, Maturing December 1, 2014	GBP	2,508	3,715,666
MetroPCS Wireless
Term Loan, 3.94%, Maturing March 16, 2018		16,745	16,713,476
Mobilitie Investments II, LLC
Term Loan, 5.50%, Maturing June 15, 2017		2,000	2,002,500
NTelos, Inc.
Term Loan, 4.00%, Maturing August 7, 2015		1,965	1,965,025
SBA Communications Corp.
Term Loan, 3.75%, Maturing June 29, 2018		2,750	2,753,437
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017		5,802	5,823,867
Telesat Canada, Inc.
Term Loan, 3.19%, Maturing October 31, 2014		598	591,935
Term Loan, 3.19%, Maturing October 31, 2014		6,960	6,891,119
TowerCo Finance, LLC
Term Loan, 5.25%, Maturing February 2, 2017		3,117	3,128,877

			$105,012,039

Utilities — 2.5%

AES Corp.
Term Loan, 4.25%, Maturing June 1, 2018		7,456	$7,474,953
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014		1,443	1,449,853
Calpine Corp.
Term Loan, 4.50%, Maturing April 2, 2018		2,775	2,754,534
Term Loan, 4.50%, Maturing April 2, 2018		7,232	7,178,092
Covanta Energy Corp.
Term Loan, 1.75%, Maturing February 10, 2014		1,944	1,927,760
Term Loan, 3.35%, Maturing February 10, 2014		1,000	991,176
EquiPower Resources Holdings, LLC
Term Loan, 5.75%, Maturing January 26, 2018		1,297	1,298,371
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		12,925	12,951,548
TXU Texas Competitive Electric Holdings Co., LLC
Term Loan, 4.73%, Maturing October 10, 2017		13,173	9,855,377

			$45,881,664

Total Senior Floating-Rate Interests (identified cost $2,272,673,867)			$2,262,841,812

19

Corporate Bonds & Notes — 4.1%

	Principal
	Amount*
Security	(000’s omitted)		Value
Aerospace and Defense — 0.1%

International Lease Finance Corp., Sr. Notes
6.50%, 9/1/14(8)		750	$798,750
6.75%, 9/1/16(8)		750	798,750
7.125%, 9/1/18(8)		750	802,500

			$2,400,000

Beverage and Tobacco — 0.2%

Refresco Group BV, Sr. Notes, Variable Rate
5.42%, 5/15/18(9)	EUR	2,000	$2,898,944

			$2,898,944

Building and Development — 0.7%

AMO Escrow Corp., Sr. Notes
11.50%, 12/15/17(8)		4,005	$4,315,387
Calcipar SA, Sr. Notes
6.875%, 5/1/18(8)		1,000	1,012,500
Grohe Holding GmbH, Variable Rate
4.48%, 1/15/14(9)	EUR	5,905	8,421,254

			$13,749,141

Cable and Satellite Television — 0.3%

Virgin Media Finance PLC, Sr. Notes
6.50%, 1/15/18		5,000	$5,525,000

			$5,525,000

Chemicals and Plastics — 0.4%

Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19(8)		2,500	$2,603,125
Styrolution Group GmbH, Sr. Notes
7.625%, 5/15/16(8)	EUR	3,100	4,320,756
Wellman Holdings, Inc., Sr. Sub. Notes
5.00%, 1/29/19(4)(7)		733	406,623

			$7,330,504

Diversified Financial Services — 0.1%

Telenet Finance IV Luxembourg S.C.A., Sr. Notes, Variable Rate
5.346%, 6/15/21(8)	EUR	1,000	$1,431,511

			$1,431,511

Ecological Services and Equipment — 0.0%(10)

Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(7)		75	$64,034

			$64,034

Electronics/Electrical — 0.3%

NXP BV/NXP Funding, LLC, Variable Rate
2.999%, 10/15/13		6,107	$6,126,084

			$6,126,084

Financial Intermediaries — 0.5%

First Data Corp., Sr. Notes
7.375%, 6/15/19(8)		2,500	$2,531,250
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(8)	EUR	3,000	4,078,998

20

	Principal
	Amount*
Security	(000’s omitted)	Value
UPCB Finance III, Ltd., Sr. Notes
6.625%, 7/1/20(8)	3,000	$3,022,500

		$9,632,748

Leisure Goods/Activities/Movies — 0.4%

MU Finance PLC, Sr. Notes
8.375%, 2/1/17(8)	4,000	$4,260,000
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(8)	2,500	2,715,625

		$6,975,625

Telecommunications — 0.1%

EH Holding Corp., Sr. Notes
6.50%, 6/15/19(8)	2,000	$2,067,500

		$2,067,500

Utilities — 1.0%

Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)	9,025	$9,386,000
7.875%, 1/15/23(8)	7,875	8,278,594

		$17,664,594

Total Corporate Bonds & Notes (identified cost $71,295,234)		$75,865,685

Asset-Backed Securities — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.399%, 6/15/29(8)(11)	$649	$652,623
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.716%, 8/11/16(8)(11)	1,000	837,539

Total Asset-Backed Securities (identified cost $1,648,924)		$1,490,162

Common Stocks — 1.5%

Security	Shares	Value
Automotive — 0.3%
Dayco Products, LLC(7)(12)(13)	48,926	$2,739,856
Hayes Lemmerz International, Inc.(7)(12)(13)	44,747	2,684,820

		$5,424,676

Building and Development — 0.0%(10)
Lafarge Roofing(7)(12)(13)	4,766	$0
Lafarge Roofing(7)(12)(13)	4,766	0
Lafarge Roofing(7)(12)(13)	4,766	0
United Subcontractors, Inc.(7)(12)(13)	1,646	126,359
WCI Communities, Inc.(7)(12)(13)	7,595	797,499

		$923,858

Chemicals and Plastics — 0.1%
Vita Cayman II, Ltd.(7)(12)(13)	3,877	$1,225,589
Wellman Holdings, Inc.(7)(12)(13)	662	0

		$1,225,589

21

Security	Shares	Value
Ecological Services and Equipment — 0.0%(10)
Environmental Systems Products Holdings, Inc.(7)(12)(14)	1,242	$28,057

		$28,057

Financial Intermediaries — 0.0%(10)
RTS Investor Corp.(7)(12)(13)	250	$55,156

		$55,156

Food Service — 0.0%(10)
Buffets, Inc.(7)(12)	66,567	$274,589

		$274,589

Home Furnishings — 0.1%
Oreck Corp.(7)(12)(13)	4,230	$290,051
Sanitec Europe Oy B Units(12)(13)	157,491	905,195
Sanitec Europe Oy E Units(7)(12)(13)	154,721	0

		$1,195,246

Investment Services — 0.0%
Safelite Realty Corp.(7)(12)(14)	20,048	$0

		$0

Leisure Goods/Activities/Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(12)(13)	158,338	$3,520,060

		$3,520,060

Lodging and Casinos — 0.1%
Herbst Gaming, Inc.(7)(12)(13)	167,709	$853,637
Tropicana Entertainment, Inc.(7)(12)(13)	40,751	657,110

		$1,510,747

Publishing — 0.6%
Ion Media Networks, Inc.(7)(12)(13)	13,247	$9,272,900
MediaNews Group, Inc.(7)(12)(13)	66,239	1,255,227
Source Interlink Companies, Inc.(7)(12)(13)	2,290	80,471
Star Tribune Media Holdings Co.(12)	6,089	197,892
SuperMedia, Inc.(12)	16,600	60,590

		$10,867,080

Radio and Television — 0.1%
Cumulus Media, Inc., Class A(12)	8,562	$30,224
New Young Broadcasting Holding Co., Inc.(12)(13)	714	1,954,575

		$1,984,799

Total Common Stocks (identified cost $14,754,455)		$27,009,857

Preferred Stocks — 0.0%(10)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(10)
Environmental Systems Products Holdings, Inc., Series A(7)(12)(14)	284	$17,795

Total Preferred Stocks (identified cost $4,970)		$17,795

Warrants — 0.0%(10)

Security	Shares	Value
Radio and Television — 0.0%(10)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(12)(13)	7	$19,162

		$19,162

22

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
Oriental Trading Co., Inc., Expires 2/11/16(7)(12)(13)	5,982	$0
Oriental Trading Co., Inc., Expires 2/11/16(7)(12)(13)	5,453	0

		$0

Total Warrants (identified cost $12,030)		$19,162

Short-Term Investments — 3.3%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(15)	$48,312	$48,311,983
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/11	13,551	13,550,559

Total Short-Term Investments (identified cost $61,862,542)		$61,862,542

Total Investments — 130.3% (identified cost $2,422,252,022)		$2,429,107,015

Less Unfunded Loan Commitments — (1.0)%		$(17,479,783)

Net Investments — 129.3% (identified cost $2,404,772,239)		$2,411,627,232

Other Assets, Less Liabilities — (29.3)%		$(546,752,720)

Net Assets — 100.0%		$1,864,874,512

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

EUR	-	Euro
GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.
(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(2)		This Senior Loan will settle after July 31, 2011, at which time the interest rate will be determined.
(3)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(4)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.
(5)		Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(6)		Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(7)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(8)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $53,913,908 or 2.9% of the Portfolio’s net assets.
(9)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(10)		Amount is less than 0.05%.
(11)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2011.
(12)		Non-income producing security.
(13)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(14)		Restricted security.
(15)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $53,844.

23

A summary of open financial instruments at July 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
8/31/11	British Pound Sterling 16,808,427	United States Dollar 27,489,257	JPMorgan Chase Bank	$(92,779)
8/31/11	Euro 44,660,316	United States Dollar 62,879,045	Citigroup Global Markets	(1,253,221)
9/30/11	British Pound Sterling 10,836,849	United States Dollar 17,341,559	Goldman Sachs, Inc.	(435,483)
9/30/11	Euro 47,571,836	United States Dollar 68,138,805	HSBC Bank USA	(122,045)
10/31/11	British Pound Sterling 10,098,597	United States Dollar 16,491,160	JPMorgan Chase Bank	(69,481)
10/31/11	Euro 41,662,325	United States Dollar 59,676,072	Deutsche Bank	(56,643)

				$(2,029,652)

Interest Rate Swaps

	Notional	Portfolio
	Amount	Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	Depreciation
Citibank NA	$15,000	Receive	3-month USD-LIBOR-BBA	0.98%	6/24/14	$(82,476)
Citibank NA	15,000	Receive	3-month USD-LIBOR-BBA	1.81%	6/24/16	(190,416)

						$(272,892)

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$—	$(2,029,652)

		$—	$(2,029,652)

Interest Rate	Interest Rate Swaps	$—	$(272,892)

		$—	$(272,892)

24

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,405,213,289

Gross unrealized appreciation	$44,239,250
Gross unrealized depreciation	(37,825,307)

Net unrealized appreciation	$6,413,943

Restricted Securities

At July 31, 2011, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	(1)	$28,057
Safelite Realty Corp.	9/29/00-11/10/00	20,048	$0	(1)	0

Total Common Stocks			$0		$28,057

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970		$17,795

Total Restricted Securities			$4,970		$45,852

(1) Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$2,242,274,580	$3,087,449	$2,245,362,029
Corporate Bonds & Notes	—	75,395,028	470,657	75,865,685
Asset-Backed Securities	—	1,490,162	—	1,490,162
Common Stocks	90,814	6,577,722	20,341,321	27,009,857
Preferred Stocks	—	—	17,795	17,795
Warrants	—	19,162	0	19,162
Short-Term Investments	—	61,862,542	—	61,862,542

Total Investments	$90,814	$2,387,619,196	$23,917,222	$2,411,627,232

25

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(2,029,652)	$—	$(2,029,652)
Interest Rate Swaps	—	(272,892)	—	(272,892)

Total	$—	$(2,302,544)	$—	$(2,302,544)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments
	in Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of October 31, 2010	$1,517,576	$74,220	$1,380,581	$65,759	$—	$3,038,136
Realized gains (losses)	332	—	259,002	23,513	—	282,847
Change in net unrealized appreciation (depreciation)	(490,574)	373,493	6,733,989	(42,977)	—	6,573,931
Cost of purchases	2,040,469	5,004	1,040,631	—	0	3,086,104
Proceeds from sales	(7,674)	—	(673,145)	(28,500)	—	(709,319)
Accrued discount (premium)	27,320	17,940	—	—	—	45,260
Transfers to Level 3*	—	—	11,600,263	—	—	11,600,263
Transfers from Level 3*	—	—	—	—	—	—

Balance as of July 31, 2011	$3,087,449	$470,657	$20,341,321	$17,795	$0	$23,917,222

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2011	$(54,400)	$(635)	$6,290,946	$(181,126)	$—	$6,054,785

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

26

Eaton Vance
Parametric Structured Emerging Markets Fund
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Argentina — 0.8%
Banco Macro SA, Class B ADR	50,450	$1,748,597
BBVA Banco Frances SA ADR	81,688	809,528
Cresud SA ADR	278,630	4,232,390
Grupo Financiero Galicia SA, Class B ADR	118,800	1,690,524
IRSA Inversiones y Representaciones SA ADR	39,010	494,647
MercadoLibre, Inc.	59,700	4,741,374
Pampa Energia SA ADR	20,000	288,000
Petrobras Energia SA ADR	67,925	1,331,330
Telecom Argentina SA ADR	175,460	4,437,383

		$19,773,773

Botswana — 0.4%
Barclays Bank of Botswana	851,265	$859,267
Botswana Insurance Holdings Ltd.	375,511	556,934
First National Bank of Botswana	4,730,800	2,041,818
Letshego(1)	12,485,691	3,494,944
Sechaba Breweries Ltd.	877,800	1,598,467
Standard Chartered Bank Botswana	531,120	783,371

		$9,334,801

Brazil — 6.1%
AES Tiete SA, PFC Shares	54,200	$845,755
All America Latina Logistica SA (Units)	248,900	1,797,517
Anhanguera Educacional Participacoes SA	45,500	882,803
B2W Companhia Global do Varejo	44,970	419,587
Banco Bradesco SA, PFC Shares	398,556	7,581,263
Banco do Brasil SA	183,398	3,108,962
Banco do Estado do Rio Grande do Sul, PFC Shares	65,400	662,076
Banco Santander Brasil SA	123,000	1,155,566
BM&F Bovespa SA	452,351	2,645,532
BR Malls Participacoes SA	102,200	1,190,142
Bradespar SA, PFC Shares	45,500	1,171,203
Braskem SA, PFC Shares	46,960	556,852
BRF-Brasil Foods SA	202,140	3,845,072
Brookfield Incorporacoes SA	115,000	505,723
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	177,300	2,692,340
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	35,769	1,532,611
Cia de Bebidas das Americas, PFC Shares	260,190	7,682,303
Cia de Companhia de Concessoes Rodoviarias (CCR)	70,600	2,125,489
Cia de Saneamento Basico do Estado de Sao Paulo	51,020	1,523,181
Cia de Saneamento de Minas Gerais-Copasa MG	17,900	375,117
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	17,390	527,021
Cia Energetica de Minas Gerais, PFC Shares	150,054	2,868,815
Cia Energetica de Sao Paulo, PFC Shares	80,000	1,650,708
Cia Hering	59,300	1,271,001
Cia Paranaense de Energia-Copel, PFC Shares	46,100	1,111,739
Cia Siderurgica Nacional SA (CSN)	134,200	1,400,107
Cielo SA	127,986	3,556,886
Contax Participacoes SA, PFC Shares	24,300	318,077
Cosan SA Industria e Comercio	40,000	613,857
CPFL Energia SA	113,600	1,615,166
Cyrela Brazil Realty SA	84,100	824,270
Diagnosticos da America SA	89,800	1,114,647
Duratex SA	47,024	350,213

Security	Shares	Value
EcoRodovias Infraestrutura e Logistica SA	55,900	$470,384
EDP-Energias do Brasil SA	30,400	760,563
Eletropaulo Metropolitana SA, Class B, PFC Shares	38,280	895,261
Empresa Brasileira de Aeronautica SA	320,100	2,313,777
Estacio Participacoes SA	32,500	402,570
Fibria Celulose SA	47,157	564,662
Gafisa SA	172,300	833,253
Gerdau SA, PFC Shares	187,100	1,691,422
Gol Linhas Aereas Inteligentes SA, PFC Shares	37,400	289,390
Hypermarcas SA	137,500	1,056,840
Itau Unibanco Holding SA, PFC Shares	467,322	9,473,904
Itausa-Investimentos Itau SA, PFC Shares	649,795	4,365,905
JBS SA(1)	284,600	851,497
Light SA	44,500	797,692
LLX Logistica SA(1)	163,000	455,099
Localiza Rent a Car SA	61,100	990,459
Lojas Americanas SA, PFC Shares	124,312	1,134,226
Lojas Renner SA	36,200	1,301,085
Lupatech SA(1)	21,200	153,513
Marcopolo SA, PFC Shares	262,600	1,071,837
Marfrig Frigorificos e Comercio de Alimentos SA	56,355	552,340
Metalurgica Gerdau SA, PFC Shares	59,700	682,902
MMX Mineracao e Metalicos SA(1)	74,400	389,546
MRV Engenharia e Participacoes SA	89,400	662,927
Natura Cosmeticos SA	60,200	1,368,314
OGX Petroleo e Gas Participacoes SA(1)	227,800	1,897,782
PDG Realty SA Empreendimentos e Participacoes	356,400	1,884,438
Petroleo Brasileiro SA	43,200	725,641
Petroleo Brasileiro SA, PFC Shares	1,269,000	19,229,132
Randon Participacoes SA, PFC Shares	70,700	495,540
Redecard SA	188,300	3,241,842
Rossi Residencial SA	65,000	488,281
Souza Cruz SA	109,500	1,306,219
Suzano Papel e Celulose SA	64,725	429,872
TAM SA, PFC Shares	31,400	603,359
Tele Norte Leste Participacoes SA, PFC Shares	135,900	1,883,155
Telemar Norte Leste SA, PFC Shares	25,600	738,692
Telesp-Telecomunicacoes de Sao Paulo SA, PFC Shares	136,426	4,292,864
Tim Participacoes SA, PFC Shares	338,600	1,670,239
Totvs SA	78,590	1,408,270
Tractebel Energia SA	58,300	982,286
Ultrapar Participacoes SA, PFC Shares	75,084	1,341,088
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	128,450	923,505
Vale Fertilizantes SA, PFC Shares	25,300	389,406
Vale SA	34,400	1,113,062
Vale SA ADR	30,700	995,908
Vale SA, PFC Shares	555,440	16,335,312
Weg SA	114,800	1,243,602

		$156,670,464

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$520,130
Central Cooperative Bank AD(1)	227,900	217,950
Chimimport AD(1)	329,922	677,628
Corporate Commercial Bank AD(1)	10,400	604,424
MonBat AD	60,235	300,932
Petrol AD(1)	102,500	315,196
Sopharma AD	354,600	1,037,030
Vivacom(1)	44,690	140,364

		$3,813,654

Security	Shares	Value
Chile — 3.0%
Administradora de Fondos de Pensiones Provida SA	152,900	$748,959
AES Gener SA	2,001,600	1,192,210
Almendral SA	2,512,600	366,867
Antarchile SA, Series A	75,704	1,480,489
Banco de Chile	48,581,909	7,220,918
Banco de Chile ADR	7,009	604,036
Banco de Credito e Inversiones	49,557	3,076,325
Banco Santander Chile SA	39,183,610	3,511,537
Banmedica SA	241,180	442,822
Besalco SA	482,800	796,752
Cap SA	57,512	2,639,895
Cencosud SA	671,931	4,434,010
Cia Cervecerias Unidas SA	110,890	1,250,694
Cia General de Electricidad SA	134,950	752,180
Cia Sud Americana de Vapores SA	805,299	478,761
Colbun SA	5,497,110	1,464,695
Corpbanca SA	78,754,570	1,179,167
Embotelladora Andina SA, Class B, PFC Shares	167,941	734,535
Empresa Nacional de Electricidad SA	2,251,063	4,034,643
Empresas CMPC SA	85,052	4,087,887
Empresas Copec SA	369,176	6,556,404
Empresas La Polar SA	210,000	234,098
Enersis SA	8,607,221	3,800,347
ENTEL SA	68,500	1,384,973
Grupo Security SA	830,289	308,523
Invercap SA	19,700	248,887
Inversiones Aguas Metropolitanas SA	306,600	482,518
Lan Airlines SA	163,995	4,315,847
Madeco SA(1)	5,047,652	242,729
Minera Valparaiso SA	12,324	468,716
Parque Arauco SA	431,100	895,180
Quinenco SA	162,900	544,424
Ripley Corp. SA	748,500	867,115
S.A.C.I. Falabella SA	738,900	7,138,662
Salfacorp SA	451,500	1,598,754
Sigdo Koppers SA	294,200	545,444
Sociedad de Inversiones Oro Blanco SA	13,300,000	258,732
Sociedad de Inversiones Pampa Calichera SA, Class A	244,730	417,245
Sociedad Quimica y Minera de Chile SA, Series B	67,540	4,377,183
Socovesa SA	575,700	339,757
Sonda SA	723,900	1,928,818
Vina Concha y Toro SA	369,122	843,131

		$78,294,869

China — 9.2%
Agile Property Holdings, Ltd.	400,000	$644,480
Agricultural Bank of China, Ltd., Class H	3,769,000	2,039,575
Air China, Ltd., Class H	1,068,000	1,127,014
Alibaba.com, Ltd.	617,500	859,393
Aluminum Corp. of China, Ltd., Class H	1,250,000	1,067,849
American Oriental Bioengineering, Inc.(1)	190,000	228,000
Angang Steel Co., Ltd., Class H	484,000	499,742
Anhui Conch Cement Co., Ltd., Class H	376,000	1,756,668
Anta Sports Products, Ltd.	637,000	960,249
AsiaInfo-Linkage, Inc.(1)	28,700	438,536
Baidu, Inc. ADR(1)	80,000	12,565,600
Bank of China, Ltd., Class H	12,972,000	5,970,674
Bank of Communications, Ltd., Class H	1,120,900	978,507
Beijing Capital International Airport Co., Ltd., Class H(1)	772,000	362,337
Beijing Enterprises Holdings, Ltd.	270,500	1,365,684
BOC Hong Kong Holdings, Ltd.	127,500	380,583

Security	Shares	Value
BYD Co., Ltd., Class H(1)	398,200	$1,319,728
BYD Electronic (International) Co., Ltd.(1)	415,000	147,751
Chaoda Modern Agriculture Holdings, Ltd.	2,391,958	957,565
China Agri-Industries Holdings, Ltd.	1,241,000	1,391,501
China Bluechemical, Ltd., Class H	468,000	364,688
China CITIC Bank Corp., Ltd., Class H(1)	1,786,000	1,091,605
China Coal Energy Co., Class H	1,190,000	1,708,900
China Communications Construction Co., Ltd., Class H	1,769,000	1,507,282
China Communications Services Corp., Ltd., Class H	884,000	442,520
China Construction Bank Corp., Class H	16,301,630	13,138,753
China COSCO Holdings Co., Ltd., Class H	1,542,975	1,079,202
China Dongxiang (Group) Co., Ltd.	2,459,000	559,462
China Eastern Airlines Corp., Ltd., Class H(1)	1,120,000	561,320
China Everbright International, Ltd.	1,134,000	431,054
China Everbright, Ltd.	236,000	423,024
China Green (Holdings), Ltd.	339,000	187,645
China High Speed Transmission Equipment Group Co., Ltd.	651,000	505,413
China International Marine Containers Co., Ltd., Class B	482,672	774,085
China Life Insurance Co., Ltd., Class H	1,598,000	5,329,392
China Longyuan Power Group Corp., Class H	1,363,000	1,181,257
China Medical Technologies, Inc. ADR(1)	34,300	227,066
China Mengniu Dairy Co., Ltd.	658,000	2,278,090
China Merchants Bank Co., Ltd., Class H	924,524	2,193,573
China Merchants Holdings (International) Co., Ltd.	426,035	1,515,089
China Minsheng Banking Corp, Ltd., Class H	986,700	869,071
China Mobile, Ltd.	2,287,500	22,728,643
China National Building Material Co., Ltd., Class H	684,000	1,372,364
China National Materials Co., Ltd., Class H	681,000	501,959
China Oilfield Services, Ltd., Class H	424,000	742,715
China Overseas Land & Investment, Ltd.	830,160	1,850,382
China Pacific Insurance (Group) Co., Ltd., Class H	210,600	797,924
China Petroleum & Chemical Corp., Class H	4,239,000	4,199,020
China Pharmaceutical Group, Ltd.	524,000	237,690
China Railway Construction Corp., Class H	1,032,000	628,600
China Railway Group, Ltd., Class H	1,578,000	590,684
China Resources Enterprise, Ltd.	634,000	2,752,743
China Resources Gas Group, Ltd.	164,000	241,891
China Resources Land, Ltd.	562,000	1,102,298
China Resources Power Holdings Co., Ltd.	787,600	1,533,481
China Shenhua Energy Co., Ltd., Class H	890,000	4,468,251
China Shineway Pharmaceutical Group, Ltd.	176,000	296,303
China Shipping Container Lines Co., Ltd., Class H(1)	2,613,000	743,637
China Shipping Development Co., Ltd., Class H	830,000	647,308
China Southern Airlines Co., Ltd., Class H(1)	1,434,000	930,697
China Taiping Insurance Holdings Co., Ltd.(1)	573,400	1,317,198
China Telecom Corp., Ltd., Class H	6,614,000	4,324,800
China Travel International Investment Hong Kong, Ltd.	4,692,000	974,360
China Unicom, Ltd.	2,162,372	4,319,167
China Vanke Co., Ltd., Class B	445,120	613,959
China Yurun Food Group, Ltd.	689,000	2,162,504
China Zhongwang Holdings, Ltd.	464,000	220,757
Chongqing Changan Automobile Co., Ltd., Class B	1,100,286	406,814
Citic Pacific, Ltd.	486,000	1,049,698
CNOOC, Ltd.	4,070,000	9,039,064
Cosco Pacific, Ltd.	868,000	1,404,011
Country Garden Holdings Co.	1,479,000	757,437
Ctrip.com International, Ltd. ADR(1)	60,600	2,793,660
Datang International Power Generation Co., Ltd., Class H	1,562,000	511,003
Dongfeng Motor Corp., Class H	1,488,000	2,949,107
Fibrechem Technologies, Ltd.(1)(2)	100,200	0
Focus Media Holding, Ltd. ADR(1)	65,800	2,164,162
FU JI Food & Catering Services(1)(2)	83,000	0

Security	Shares	Value
Global Bio-chem Technology Group Co., Ltd.	1,400,000	$517,847
Golden Eagle Retail Group, Ltd.	413,000	1,018,272
Great Wall Motor Co., Ltd., Class H	862,500	1,301,931
Guangdong Investment, Ltd.	872,000	468,878
Guangzhou Automobile Group Co., Ltd., Class H	1,268,013	1,529,605
Guangzhou R&F Properties Co., Ltd., Class H	362,400	466,037
Harbin Power Equipment Co., Ltd., Class H	448,000	593,944
Hengdeli Holdings, Ltd.	1,706,000	840,339
Hidili Industry International Development, Ltd.	594,000	434,196
Home Inns & Hotels Management, Inc. ADR(1)	20,200	778,508
Huaneng Power International, Inc., Class H	2,148,000	1,057,711
Industrial & Commercial Bank of China, Ltd., Class H	12,843,000	9,770,055
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	401,700	653,498
Inner Mongolia Yitai Coal Co., Ltd., Class B	158,000	1,000,977
Jiangsu Expressway Co., Ltd., Class H	594,000	572,411
Jiangxi Copper Co., Ltd., Class H	350,000	1,226,606
Kingboard Chemical Holdings, Ltd.	205,000	974,913
Kunlun Energy Co., Ltd.	584,000	974,948
Lee & Man Paper Manufacturing, Ltd.	633,000	317,088
Lenovo Group, Ltd.	2,156,000	1,365,497
Li Ning Co., Ltd.	511,000	624,039
Lianhua Supermarket Holdings Ltd., Class H	104,400	228,484
Maanshan Iron & Steel Co., Ltd., Class H	608,000	262,594
Metallurgical Corp. of China, Ltd., Class H	1,156,000	430,766
Mindray Medical International, Ltd. ADR	38,600	1,045,288
NetEase.com, Inc. ADR(1)	30,800	1,556,016
New Oriental Education & Technology Group Inc. ADR(1)	15,800	2,018,134
Nine Dragons Paper Holdings, Ltd.	382,000	325,807
NWS Holdings, Ltd.	472,500	687,553
Parkson Retail Group, Ltd.	846,000	1,191,797
PetroChina Co., Ltd., Class H	5,166,000	7,371,262
PICC Property & Casualty Co., Ltd., Class H(1)	570,000	982,740
Ping An Insurance (Group) Co. of China, Ltd., Class H	345,500	3,362,204
Poly (Hong Kong) Investments, Ltd.	675,000	500,167
Ports Design, Ltd.	249,500	527,161
Renhe Commercial Holdings Co., Ltd.	3,020,000	596,352
Semiconductor Manufacturing International Corp.(1)	9,346,000	558,033
Shanda Interactive Entertainment, Ltd. ADR(1)	20,100	703,701
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	984,000	1,344,959
Shanghai Electric Group Co., Ltd., Class H	1,704,000	903,988
Shanghai Industrial Holdings, Ltd.	210,000	762,761
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	784,350	401,103
Shimao Property Holdings, Ltd.	417,000	547,784
SINA Corp.(1)	18,000	1,945,620
Sino Biopharmaceutical, Ltd.	1,508,000	526,721
Sino-Ocean Land Holdings, Ltd.	877,000	491,069
Sinopec Shanghai Petrochemical Co., Ltd., Class H	854,000	354,230
Sinotrans Shipping, Ltd.	1,000,000	281,968
Sinotruk Hong Kong, Ltd.	790,500	537,157
Sohu.com, Inc.(1)	13,200	1,189,320
Sound Global, Ltd.	691,000	386,703
Standard Chartered PLC	42,786	1,093,815
Suntech Power Holdings Co., Ltd. ADR(1)	92,200	676,748
Swire Pacific, Ltd., Class H	345,000	950,159
Tencent Holdings, Ltd.	251,000	6,522,540
Tingyi (Cayman Islands) Holding Corp.	866,000	2,683,183
Tsingtao Brewery Co., Ltd., Class H	206,000	1,306,943
Want Want China Holdings, Ltd.	3,043,000	2,707,986
Weichai Power Co., Ltd., Class H	194,000	1,055,576
Wumart Stores, Inc., Class H	185,000	462,277
WuXi PharmaTech (Cayman), Inc. ADR(1)	47,100	733,818
Yangzijiang Shipbuilding Holdings, Ltd.	744,000	896,874

Security	Shares	Value
Yantai Changyu Pioneer Wine Co., Ltd., Class B	75,600	$907,008
Yanzhou Coal Mining Co., Ltd., Class H	578,000	2,214,264
Zhaojin Mining Industry Co., Ltd., Class H	362,000	719,663
Zhejiang Expressway Co., Ltd., Class H	480,000	336,633
Zhuzhou CSR Times Electric Co., Ltd., Class H	152,000	446,721
Zijin Mining Group Co., Ltd., Class H	1,548,000	836,780
ZTE Corp., Class H	295,953	923,611

		$236,787,559

Colombia — 1.6%
Almacenes Exito SA	197,936	$2,649,611
Banco de Bogota	47,030	1,375,494
Bancolombia SA ADR, PFC Shares	86,900	5,761,470
Bolsa de Valores de Colombia	16,150,000	366,065
Cementos Argos SA	239,340	1,483,465
Cia Colombiana de Inversiones SA	202,370	536,102
Cia de Cemento Argos SA	260,050	2,664,929
Corporacion Financiera Colombiana SA	53,646	994,957
Ecopetrol SA	2,487,190	5,224,925
Empresa de Energia de Bogota SA	490,000	405,129
Empresa de Telecommunicaciones de Bogota SA	2,532,380	776,258
Grupo Aval Acciones y Valores SA	3,145,485	2,273,376
Grupo de Inversiones Suramericana	152,870	3,095,318
Grupo Nutresa SA	346,655	4,328,435
Interconexion Electrica SA	657,460	4,526,174
ISAGEN SA ESP	1,543,100	2,013,550
Tableros y Maderas de Caldas	177,883,873	1,170,585
Textiles Fabricato Tejicondor SA(1)	36,122,860	1,493,310

		$41,139,153

Croatia — 0.6%
Adris Grupa DD, PFC Shares	43,344	$2,057,350
Atlantska Plovidba DD(1)	5,167	638,190
Dalekovod DD(1)	19,495	750,791
Ericsson Nikola Tesla	6,040	1,531,340
Hrvatski Telekom DD	142,830	6,939,511
Institut IGH DD(1)	705	186,896
Koncar-Elektroindustrija DD	8,119	948,086
Petrokemija DD(1)	25,975	1,001,600
Podravka Prehrambena Industrija DD(1)	18,635	1,129,949
Privredna Banka Zagreb DD	3,177	355,266
Zagrebacka Banka DD	83,995	1,052,630

		$16,591,609

Czech Republic — 1.5%
CEZ AS	277,260	$14,348,984
Komercni Banka AS	38,864	8,663,168
New World Resources PLC, Class A	399,400	5,350,829
Pegas Nonwovens SA	41,100	1,135,936
Philip Morris CR AS	2,213	1,319,162
Telefonica 02 Czech Republic AS	174,204	4,431,605
Unipetrol AS(1)	315,407	3,223,226

		$38,472,910

Egypt — 1.5%
Alexandria Mineral Oils Co.	132,820	$1,624,959
Arab Cotton Ginning	1,993,380	1,301,460
Citadel Capital Co.(1)	495,400	406,572
Commercial International Bank	898,204	4,090,009
Eastern Tobacco	66,704	1,188,691
Egypt Kuwaiti Holding Co.	999,596	1,207,301
Egyptian Electrical Cables	1,131,000	159,375
Egyptian Financial & Industrial Co.(1)	87,400	198,916

Security	Shares	Value
Egyptian Financial Group-Hermes Holding SAE(1)	414,271	$1,325,328
Egyptian for Tourism Resorts(1)	4,721,950	892,762
Egyptian International Pharmaceutical Industrial Co.	45,290	282,162
El Ezz Aldekhela Steel Alexa Co.(1)	4,000	420,093
El Sewedy Cables Holding Co.	122,774	669,879
Ezz Steel(1)	380,345	575,286
Juhayna Food Industries(1)	2,143,000	1,970,560
Maridive & Oil Services SAE	524,400	1,628,484
Medinet Nasr for Housing(1)	65,913	209,128
Misr Beni Suef Cement Co.	36,880	399,330
MobiNil-Egyptian Co. for Mobil Services	59,400	1,036,506
National Societe General Bank	134,570	701,335
Olympic Group Financial Investments	152,500	1,000,893
Orascom Construction Industries (OCI)	169,022	7,330,319
Orascom Telecom Holding SAE(1)	6,029,609	3,896,273
Oriental Weavers Co.	79,375	405,364
Palm Hills Developments SAE(1)	507,500	178,192
Pioneers Holding(1)	552,900	455,277
Sidi Kerir Petrochemicals Co.	818,400	1,920,354
Six of October Development & Investment Co.	112,178	422,940
South Valley Cement	1,147,902	842,372
Talaat Moustafa Group(1)	1,396,460	1,001,591
Telecom Egypt	876,084	2,282,767

		$40,024,478

Estonia — 0.3%
AS Merko Ehitus	50,618	$575,973
AS Nordecon International(1)	145,374	277,821
AS Olympic Entertainment Group	503,790	982,038
AS Tallink Group, Ltd.(1)	3,623,652	3,864,556
AS Tallinna Kaubamaja	137,340	1,124,859
AS Tallinna Vesi	58,790	651,389

		$7,476,636

Ghana — 0.2%
Aluworks Ghana, Ltd.(1)	457,409	$48,385
CAL Bank, Ltd.	1,298,010	240,285
Ghana Commercial Bank, Ltd.	1,453,841	2,854,721
HFC Bank Ghana, Ltd.	1,235,326	285,851
Produce Buying Co., Ltd.	582,428	107,818
Standard Chartered Bank of Ghana, Ltd.	24,700	979,802

		$4,516,862

Hungary — 1.6%
EGIS Rt	11,624	$1,132,409
FHB Mortgage Bank Rt.(1)	39,750	180,269
Magyar Telekom Rt	2,020,300	5,830,170
MOL Hungarian Oil & Gas Rt.(1)	95,400	10,237,043
OTP Bank Rt	513,830	14,823,992
PannErgy PLC(1)	66,310	273,462
Richter Gedeon Rt	48,200	9,616,101

		$42,093,446

India — 6.3%
ABB, Ltd.	19,900	$393,664
ACC, Ltd.	20,570	471,358
Adani Enterprises, Ltd.	118,100	1,569,005
Aditya Birla Nuvo, Ltd.(1)	17,702	383,764
Amtek Auto, Ltd.	152,500	548,236
Asian Paints, Ltd.	14,230	1,006,190
Axis Bank, Ltd.	85,200	2,580,693
Bajaj Auto, Ltd.	38,560	1,281,054
Bajaj Hindusthan, Ltd.	289,000	442,311

Security	Shares	Value
Bank of Baroda	27,960	$556,363
Bank of India	64,300	558,482
Bharat Forge, Ltd.(1)	63,650	469,563
Bharat Heavy Electricals, Ltd.	47,740	1,986,890
Bharat Petroleum Corp., Ltd.	49,500	737,042
Bharti Airtel, Ltd.	1,059,260	10,461,980
Biocon, Ltd.	51,500	421,056
Cairn India, Ltd.(1)	161,900	1,126,026
Canara Bank, Ltd.	59,600	620,469
Cipla, Ltd.	180,610	1,252,005
Coal India, Ltd.	218,000	1,911,138
Colgate-Palmolive (India), Ltd.	24,900	548,219
Container Corp. of India, Ltd.	25,560	645,276
Crompton Greaves, Ltd.	83,600	315,486
Dabur India, Ltd.	364,400	856,077
Divi’s Laboratories, Ltd.	46,800	869,254
DLF, Ltd.	227,600	1,195,224
Dr. Reddy’s Laboratories, Ltd.	49,620	1,784,744
Educomp Solutions, Ltd.	55,565	433,195
Essar Oil, Ltd.(1)	198,130	522,035
Financial Technologies India, Ltd.	18,400	337,104
GAIL (India), Ltd.	313,050	3,286,952
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	459,830
Glenmark Pharmaceuticals, Ltd.	84,160	629,629
GMR Infrastructure(1)	976,800	675,229
Grasim Industries, Ltd.	6,730	335,021
Gujarat Ambuja Cements, Ltd.	249,800	730,420
Gujarat State Petronet, Ltd.	383,800	884,183
GVK Power & Infrastructure, Ltd.(1)	1,396,900	568,799
HCL Technologies, Ltd.	91,900	1,011,167
HDFC Bank, Ltd.	423,620	4,684,301
Hero Honda Motors, Ltd.	47,600	1,926,831
Hindalco Industries, Ltd.	316,010	1,204,127
Hindustan Petroleum Corp., Ltd.	40,900	355,411
Hindustan Unilever, Ltd.	520,800	3,831,167
Hindustan Zinc, Ltd.	148,400	475,844
Housing Development & Infrastructure, Ltd.(1)	152,314	492,683
Housing Development Finance Corp., Ltd.	402,800	6,295,584
ICICI Bank, Ltd.	206,670	4,841,046
IDBI Bank, Ltd.(1)	199,900	580,954
Idea Cellular, Ltd.(1)	919,400	1,957,749
IFCI, Ltd.	557,800	566,029
Indiabulls Financial Services, Ltd.	165,200	684,361
Indiabulls Real Estate, Ltd.(1)	152,700	343,103
Indiabulls Wholesale Services, Ltd.	19,087	22,637
Indian Hotels Co., Ltd.	164,280	281,733
Indian Oil Corp., Ltd.	186,600	1,330,143
Infosys, Ltd.	168,800	10,543,558
Infrastructure Development Finance Co., Ltd.	515,700	1,469,405
ITC, Ltd.	933,260	4,395,934
IVRCL, Ltd.	191,600	269,160
Jaiprakash Associates, Ltd.	518,900	781,747
Jindal Steel & Power, Ltd.	137,000	1,816,628
JSW Steel, Ltd.	45,500	793,816
Kotak Mahindra Bank, Ltd.	118,200	1,201,112
Lanco Infratech, Ltd.(1)	332,800	136,801
Larsen & Toubro, Ltd.	60,260	2,344,357
LIC Housing Finance, Ltd.	212,000	1,017,811
Lupin, Ltd.	96,500	993,650
Mahindra & Mahindra, Ltd.	146,460	2,384,274
Maruti Suzuki India, Ltd.	47,150	1,284,733
Mphasis, Ltd.	39,900	402,165

Security	Shares	Value
Mundra Port & Special Economic Zone, Ltd.	525,500	$1,686,588
Nestle India, Ltd.	9,530	936,865
Nicholas Piramal India, Ltd.	76,807	662,545
NTPC, Ltd.	955,100	3,819,899
Oil & Natural Gas Corp., Ltd.	676,080	4,120,605
Power Grid Corporation of India, Ltd.	718,100	1,736,905
Ranbaxy Laboratories, Ltd.	82,560	1,006,817
Reliance Capital, Ltd.	59,835	777,190
Reliance Communications, Ltd.	887,860	2,032,954
Reliance Industries, Ltd.	515,338	9,638,319
Reliance Infrastructure, Ltd.(1)	150,900	1,846,668
Reliance Power, Ltd.(1)	512,050	1,294,030
Satyam Computer Services, Ltd.(1)	445,150	850,571
Sesa Goa, Ltd.	174,300	1,081,133
Shree Renuka Sugars, Ltd.	283,600	449,025
Siemens India, Ltd.	47,180	985,773
State Bank of India	31,300	1,652,973
State Bank of India GDR	9,600	1,063,680
Steel Authority of India, Ltd.	255,400	729,500
Sterlite Industries (India), Ltd.	279,120	1,012,350
Sun Pharmaceuticals Industries, Ltd.	216,400	2,531,787
Sun TV Network, Ltd.	43,800	317,785
Suzlon Energy, Ltd.(1)	695,050	823,909
Tata Communications, Ltd.(1)	65,700	330,220
Tata Consultancy Services, Ltd.	172,100	4,433,489
Tata Motors, Ltd.	71,950	1,548,697
Tata Power Co., Ltd.	82,390	2,385,383
Tata Steel, Ltd.	82,296	1,045,242
Tata Tea, Ltd.	118,000	283,251
Tata Teleservices Maharashtra, Ltd.(1)	791,600	396,227
Titan Industries, Ltd.	178,000	918,747
Torrent Power, Ltd.	44,700	242,274
Unitech, Ltd.	926,100	642,792
United Phosphorus, Ltd.	103,100	388,617
United Spirits, Ltd.	54,500	1,258,056
Voltas, Ltd.	129,000	396,960
Wipro, Ltd.	187,233	1,653,371
Yes Bank, Ltd.	83,900	588,697
Zee Entertainment Enterprises, Ltd.	373,114	1,109,000

		$163,252,881

Indonesia — 3.4%
Adaro Energy PT	9,885,000	$3,064,991
AKR Corporindo Tbk PT	3,936,500	1,411,170
Aneka Tambang Tbk PT	2,434,000	571,360
Astra Argo Lestari Tbk PT	321,000	885,187
Astra International Tbk PT	1,254,200	10,388,879
Bakrie & Brothers Tbk PT(1)	78,245,500	633,017
Bakrieland Development Tbk PT(1)	27,657,500	548,141
Bank Central Asia Tbk PT	7,696,000	7,495,752
Bank Danamon Indonesia Tbk PT	2,004,803	1,283,375
Bank Mandiri Tbk PT	4,223,500	3,890,762
Bank Negara Indonesia Persero Tbk PT	3,174,500	1,657,951
Bank Pan Indonesia Tbk PT(1)	1,456,500	164,133
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,325,500	483,742
Bank Rakyat Indonesia PT	6,448,000	5,219,408
Bank Tabungan Negara Tbk PT	3,180,000	635,138
Berlian Laju Tanker Tbk PT(1)	7,544,500	261,713
Bumi Resources Tbk PT	11,727,000	4,186,414
Charoen Pokphand Indonesia Tbk PT	5,900,000	1,886,913
Delta Dunia Makmur Tbk PT(1)	4,150,000	477,281
Energi Mega Persada Tbk PT(1)	29,545,700	881,919

Security	Shares	Value
Gudang Garam Tbk PT	394,000	$2,355,246
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	1,021,000	153,627
Indo Tambangraya Megah Tbk PT	221,500	1,312,308
Indocement Tunggal Prakarsa Tbk PT	1,177,000	2,136,690
Indofood Sukses Makmur Tbk PT	3,154,000	2,349,543
Indosat Tbk PT	1,134,000	724,641
International Nickel Indonesia Tbk PT	1,665,500	829,753
Jasa Marga Tbk PT	2,684,500	1,252,644
Kalbe Farma Tbk PT	3,195,500	1,305,686
Lippo Karawaci Tbk PT	10,273,500	940,217
Medco Energi Internasional Tbk PT	2,095,000	614,458
Perusahaan Gas Negara PT	10,987,000	5,127,133
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,752,500	483,292
Semen Gresik (Persero) Tbk PT	1,850,500	2,052,843
Tambang Batubara Bukit Asam Tbk PT	550,000	1,376,095
Telekomunikasi Indonesia Tbk PT	10,109,500	8,749,495
Unilever Indonesia Tbk PT	711,800	1,305,320
United Tractors Tbk PT	2,033,583	6,522,934
XL Axiata Tbk PT	2,085,000	1,407,470

		$87,026,641

Jordan — 0.8%
Arab Bank PLC	844,515	$10,373,120
Arab Potash Co. PLC	41,180	2,404,772
Bank of Jordan	29,610	90,846
Capital Bank of Jordan(1)	210,413	401,041
Housing Bank for Trade and Finance (The)	12,617	140,545
Jordan Petroleum Refinery	178,870	1,087,970
Jordan Phosphate Mines	63,363	1,194,262
Jordan Steel	378,281	1,212,336
Jordan Telecom Corp.	192,200	1,538,577
Jordanian Electric Power Co.	228,996	956,979
Royal Jordanian Airlines(1)	150,000	275,307
Taameer Jordan Holdings PSC(1)	1,228,805	626,014
United Arab Investors(1)	1,061,925	232,237

		$20,534,006

Kazakhstan — 0.7%
Eurasian Natural Resources Corp.	306,200	$3,862,025
Halyk Savings Bank of Kazakhstan JSC GDR(1)(3)	668,700	5,476,638
Kazakhmys PLC	260,900	5,731,440
Kazkommertsbank JSC GDR(1)(3)	48,600	243,000
KazMunaiGas Exploration Production GDR(3)	207,000	3,813,167

		$19,126,270

Kenya — 0.8%
Athi River Mining, Ltd.	78,100	$149,461
Bamburi Cement Co., Ltd.	272,700	523,433
Barclays Bank of Kenya, Ltd.	8,931,260	1,525,223
Co-operative Bank of Kenya, Ltd. (The)	7,737,000	1,301,551
East African Breweries, Ltd.	2,300,080	4,653,268
Equity Bank, Ltd.	9,430,500	2,410,766
KenolKobil, Ltd.	4,090,000	528,395
Kenya Airways, Ltd.	1,264,800	458,916
Kenya Commercial Bank, Ltd.	8,637,420	2,136,800
Kenya Electricity Generating Co., Ltd.	2,321,100	302,795
Kenya Power & Lighting, Ltd.	5,750,537	1,239,258
Mumias Sugar Co., Ltd.	3,844,600	297,856
Nation Media Group, Ltd.	339,320	559,626
Safaricom, Ltd.	82,990,072	3,239,305
Standard Chartered Bank Kenya, Ltd.	149,188	369,074

		$19,695,727

Security	Shares	Value
Kuwait — 1.5%
Aerated Concrete Industries Co.	208,372	$189,546
Agility DGS	735,000	807,101
Ahli United Bank	262,500	864,751
Al Ahli Bank of Kuwait KSC	350,000	851,940
Al Safat Energy Holding Co. KSCC(1)	1,880,000	285,709
Al Safat Investment Co. KSC(1)	640,000	159,297
Al Safwa Group Holding Co. KSC(1)	8,080,000	502,782
Boubyan Bank KSC(1)	535,000	1,155,381
Boubyan Petrochemicals Co.	1,090,000	2,314,056
Burgan Bank SAK(1)	436,945	791,683
Burgan Co. for Well Drilling, Trading & Maintenance KSCC(1)	75,250	66,656
Combined Group Contracting Co.	66,550	423,001
Commercial Bank of Kuwait SAK	365,000	1,106,521
Commercial Real Estate Co. KSCC(1)	1,226,862	330,817
Gulf Bank(1)	755,000	1,381,772
Gulf Cable & Electrical Industries	187,500	1,050,055
Kuwait Cement Co.	84,000	156,074
Kuwait Finance House KSC	980,545	3,194,308
Kuwait Foods Co. (Americana)	172,500	973,296
Kuwait International Bank(1)	834,000	900,549
Kuwait Pipes Industries & Oil Services Co.(1)	970,000	629,541
Kuwait Portland Cement Co.	165,000	700,586
Kuwait Projects Co. Holdings KSC	462,525	592,547
Kuwait Real Estate Co.(1)	920,000	158,272
Mabanee Co. SAKC(1)	415,085	1,261,056
Mena Holding Group(1)(2)	198,000	18,843
Mobile Telecommunications Co.	1,895,000	6,866,947
National Bank of Kuwait SAK	1,458,994	5,810,230
National Industries Group Holding(1)	2,165,000	1,691,450
National Investment Co.(1)	270,000	212,796
National Mobile Telecommunication Co. KSC	122,500	905,747
National Ranges Co.(1)	7,920,000	492,826
Qurain Petrochemical Industries Co. KSC(1)	1,780,000	1,368,228
Sultan Center Food Products Co.(1)	820,000	294,143

		$38,508,507

Latvia — 0.0%(4)
Grindeks(1)	42,000	$594,210
Latvian Shipping Co.(1)	405,000	320,849

		$915,059

Lebanon — 0.3%
Solidere	83,555	$1,420,435
Solidere GDR(3)	304,500	5,176,500

		$6,596,935

Lithuania — 0.1%
Apranga PVA	278,536	$663,414
Klaipedos Nafta PVA(1)	1,345,900	977,969
Lesto AB	62,755	66,998
Pieno Zvaigzdes	63,600	148,229
Rokiskio Suris	69,800	141,517
Sanitas(1)	55,400	785,268
Siauliu Bankas(1)	760,297	362,568

		$3,145,963

Malaysia — 3.1%
Aeon Co.(M) Bhd	165,300	$413,250
Airasia Bhd	915,300	1,210,748
Alliance Financial Group Bhd	385,700	482,208
AMMB Holdings Bhd	459,200	1,003,663
Axiata Group Bhd	1,388,450	2,383,807

Security	Shares	Value
Batu Kawan Bhd	175,500	$968,840
Berjaya Corp. Bhd	2,289,600	916,247
Berjaya Sports Toto Bhd	479,914	711,949
Boustead Holdings Bhd	355,100	698,662
British American Tobacco Malaysia Bhd	71,000	1,112,365
Bursa Malaysia Bhd	221,700	575,536
CIMB Group Holdings Bhd	1,110,200	3,089,934
Dialog Group Bhd	1,468,473	1,339,374
Digi.com Bhd	167,200	1,698,477
EON Capital Bhd	118,600	102,296
Gamuda Bhd	1,748,500	2,174,453
Genting Bhd	1,047,300	3,812,665
Genting Plantations Bhd	163,400	433,888
Hong Leong Bank Bhd	178,000	799,537
Hong Leong Financial Group Bhd	145,000	639,798
IJM Corp. Bhd	883,190	1,874,696
IOI Corp. Bhd	1,361,718	2,362,342
Kencana Petroleum Bhd	1,396,334	1,388,014
KNM Group Bhd	1,245,950	763,645
Kuala Lumpur Kepong Bhd	198,300	1,451,698
Kulim (Malaysia) Bhd	860,000	1,065,259
Lafarge Malayan Cement Bhd	438,750	1,090,962
Lion Industries Corp. Bhd	540,300	303,465
Malayan Banking Bhd	1,062,387	3,131,459
Malaysia Airports Holdings Bhd	170,800	373,481
Malaysian Resources Corp. Bhd	1,423,500	1,219,831
Maxis Bhd	1,354,100	2,507,561
Media Prima Bhd	575,000	568,809
MISC Bhd	482,400	1,208,959
MMC Corp. Bhd	540,000	489,857
Mudajaya Group Bhd	240,000	259,131
Multi-Purpose Holdings Bhd	565,440	571,079
Parkson Holdings Bhd	342,278	671,234
Petronas Chemicals Group Bhd(1)	2,832,900	6,534,246
Petronas Dagangan Bhd	366,500	2,202,951
Petronas Gas Bhd	135,200	613,284
PLUS Expressways Bhd	603,900	885,721
PPB Group Bhd	273,800	1,601,472
Public Bank Bhd	556,720	2,517,131
Resorts World Bhd	1,599,100	1,964,123
RHB Capital Bhd	217,100	666,077
SapuraCrest Petroleum Bhd	965,400	1,449,269
Shell Refining Co. Bhd	36,900	128,056
Sime Darby Bhd	1,924,639	5,930,537
SP Setia Bhd	544,500	715,234
Supermax Corp. Bhd	168,000	207,633
TA Enterprise Bhd	1,323,000	300,662
Tan Chong Motor Holdings Bhd	148,700	245,297
Telekom Malaysia Bhd	631,300	861,444
Tenaga Nasional Bhd	1,003,625	2,072,052
Top Glove Corp. Bhd	327,100	594,140
UEM Land Holdings Bhd(1)	765,750	670,062
UMW Holdings Bhd	213,000	530,228
Unisem(M) Bhd	483,600	226,481
Wah Seong Corp. Bhd	435,726	337,250
WCT Bhd	351,800	363,501
YTL Corp. Bhd	1,515,030	713,726
YTL Power International Bhd	1,355,821	894,385

		$79,094,141

Security	Shares	Value
Mauritius — 0.7%
Ireland Blyth, Ltd.	31,600	$89,280
Mauritius Commercial Bank	1,228,500	7,752,032
Naiade Resorts, Ltd.(1)	842,920	934,574
New Mauritius Hotels, Ltd.	1,225,350	4,302,922
Rogers & Co., Ltd.	13,200	134,118
State Bank of Mauritius, Ltd.	937,000	3,170,372
Sun Resorts, Ltd.	376,999	772,814
United Basalt Products, Ltd.	43,200	197,620
United Docks, Ltd.(1)	27,400	104,521

		$17,458,253

Mexico — 6.0%
Alfa SAB de CV, Series A	538,500	$7,891,253
America Movil SAB de CV, Series L	24,715,450	31,880,578
Axtel SA de CV, Series CPO(1)	367,100	214,243
Bolsa Mexicana de Valores SAB de CV	1,212,000	2,385,319
Carso Infraestructura y Construccion SA(1)	358,400	218,326
Cemex SAB de CV, Series CPO(1)	9,339,703	6,604,546
Coca-Cola Femsa SA de CV, Series L	74,200	716,252
Compartamos SAB de CV	2,009,600	3,616,058
Consorcio ARA SA de CV	459,200	240,999
Controladora Comercial Mexicana SA de CV(1)	260,300	443,543
Corporacion GEO SA de CV, Series B(1)	391,700	784,581
Desarrolladora Homex SAB de CV(1)	249,950	1,087,767
Embotelladoras Arca SAB de CV	142,414	788,675
Empresas ICA SAB de CV(1)	1,479,300	3,008,434
Fomento Economico Mexicano SA de CV, Series UBD	1,319,000	9,552,026
Genomma Lab Internacional SA de CV(1)	429,300	983,155
Grupo Aeroportuario del Pacifico SA de CV, Class B	298,700	1,224,086
Grupo Aeroportuario del Sureste SAB de CV, Class B	95,500	569,308
Grupo Bimbo SA de CV, Series A	1,456,400	3,500,383
Grupo Carso SA de CV, Series A1	895,800	2,503,322
Grupo Elektra SA de CV	45,300	3,280,567
Grupo Financiero Banorte SA de CV, Class O	2,465,300	10,796,045
Grupo Financiero Inbursa SA de CV, Class O	2,082,600	9,794,375
Grupo Mexico SAB de CV, Series B	3,440,726	12,693,161
Grupo Modelo SA de CV, Series C	417,700	2,578,663
Grupo Simec SA de CV, Series B(1)	92,000	224,801
Grupo Televisa SA, Series CPO	1,487,900	6,617,227
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	919,900	1,677,205
Industrias CH SA, Series B(1)	100,700	356,907
Industrias Penoles SA de CV	111,100	4,788,622
Inmuebles Carso SAB de CV(1)	714,800	687,559
Kimberly-Clark de Mexico SA de CV	325,700	2,025,687
Mexichem SA de CV	757,991	3,290,334
Minera Frisco SAB de CV(1)	714,800	3,591,874
Organizacion Soriana SAB de CV, Class B(1)	120,000	337,386
Promotora y Operadora de Infraestructura SA de CV(1)	77,700	388,258
Telefonos de Mexico SA de CV, Series L	3,399,300	2,751,344
TV Azteca SAB de CV, Series CPO	625,000	469,657
Urbi Desarrollos Urbanos SA de CV(1)	430,300	951,350
Wal-Mart de Mexico SAB de CV, Series V	3,513,400	9,701,490

		$155,215,366

Morocco — 1.5%
Alliances Developpement Immobilier SA	10,100	$856,008
Attijariwafa Bank	189,800	8,500,628
Banque Centrale Populaire	45,980	2,333,507
Banque Marocaine du Commerce Exterieur (BMCE)	99,292	2,538,455
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	2,860	340,256
Centrale Laitiere	850	136,423

Security	Shares	Value
Ciments du Maroc	7,760	$1,042,948
Compagnie Generale Immobiliere	6,000	951,571
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,230	294,013
Credit Immobilier et Hotelier	6,440	216,527
Delta Holding SA	63,000	671,429
Douja Promotion Groupe Addoha SA	345,934	4,059,897
Holcim Maroc SA	5,574	1,622,335
Lafarge Ciments	13,210	2,765,457
Managem	14,262	1,605,034
Maroc Telecom	515,875	9,042,228
Samir(1)	8,780	668,384
Societe des Brasseries du Maroc	1,590	391,362
SONASID (Societe Nationale de Siderurgie)(1)	4,267	786,085
Wafa Assurance	1,790	659,852

		$39,482,399

Nigeria — 0.8%
Access Bank PLC	16,057,516	$697,925
Ashaka Cement PLC	2,154,293	309,486
Dangote Cement PLC	1,285,000	982,647
Dangote Flour Mills PLC	2,810,000	293,856
Dangote Sugar Refinery PLC	5,767,032	408,215
Diamond Bank PLC	16,654,000	517,036
Ecobank Transnational, Inc.	6,788,518	664,654
Fidelity Bank PLC	22,430,824	310,806
First Bank of Nigeria PLC	19,574,046	1,573,600
First City Monument Bank PLC	10,093,000	408,997
Flour Mills of Nigeria PLC	660,000	370,980
Guaranty Trust Bank PLC	20,854,531	1,962,779
Guiness Nigeria PLC	558,075	820,699
Lafarge Cement WAPCO Nigeria PLC	2,336,900	668,231
Nestle Foods Nigeria PLC	282,360	740,134
Nigerian Breweries PLC	3,894,205	2,296,054
Oando PLC	5,236,498	1,403,245
PZ Cussons Nigeria PLC	1,185,000	325,607
Skye Bank PLC	9,120,700	380,811
UAC of Nigeria PLC	5,505,741	1,404,504
Unilever Nigeria PLC	2,757,800	505,929
United Bank for Africa PLC	21,192,946	720,361
Zenith Bank, Ltd.	22,387,678	2,165,605

		$19,932,161

Oman — 0.8%
Bank Dhofar SAOG	872,676	$1,319,214
Bank Muscat SAOG	2,521,845	4,768,580
Bank Sohar	2,451,900	900,204
Dhofar International Development & Investment Holding Co.	275,832	308,072
Galfar Engineering & Contracting SAOG	742,096	766,431
National Bank of Oman, Ltd.	409,810	340,621
Oman Cables Industry SAOG	93,600	216,374
Oman Cement Co. SAOG	315,500	433,272
Oman Flour Mills Co., Ltd. SAOG	481,100	631,053
Oman International Bank SAOG	1,323,887	880,299
Oman National Investment Corp. Holdings	272,868	149,259
Oman Telecommunications Co.	1,009,800	2,792,837
Omani Qatari Telecommunications Co. SAOG	954,500	1,635,376
Ominvest	618,630	739,142
Raysut Cement Co. SAOG	350,145	936,751
Renaissance Holdings Co.	1,385,623	2,915,207
Shell Oman Marketing Co.	34,398	209,623

		$19,942,315

Security	Shares	Value
Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	221,155	$148,561
Arif Habib Securities, Ltd.(1)	454,200	142,192
Azgard Nine, Ltd.(1)	1,954,200	136,127
Bank Alfalah, Ltd.(1)	4,021,538	473,860
D.G. Khan Cement Co., Ltd.(1)	1,053,232	276,068
Engro Corp., Ltd.	555,144	912,631
Fauji Fertilizer Bin Qasim, Ltd.	1,184,000	640,111
Fauji Fertilizer Co., Ltd.	823,940	1,519,099
Habib Bank, Ltd.	420,750	583,261
Hub Power Co., Ltd.	4,969,800	2,261,280
Jahangir Siddiqui & Co., Ltd.(1)	2,323,700	182,535
Kot Addu Power Co., Ltd.	523,900	257,214
Lucky Cement, Ltd.	878,300	741,682
Millat Tractors, Ltd.	76,900	530,301
Muslim Commercial Bank, Ltd.	1,035,223	2,219,995
National Bank of Pakistan	1,340,783	834,843
Nishat Mills, Ltd.	1,359,810	741,981
Oil & Gas Development Co., Ltd.	1,578,991	2,801,704
Pakistan Oil Fields, Ltd.	289,300	1,196,435
Pakistan Petroleum, Ltd.	821,890	1,974,758
Pakistan State Oil Co., Ltd.	306,200	886,075
Pakistan Telecommunication Co., Ltd.	2,792,700	411,977
SUI Northern Gas Pipelines, Ltd.	611,000	137,213
United Bank, Ltd.	775,745	537,925

		$20,547,828

Peru — 1.8%
Alicorp SA	1,948,900	$4,249,117
Banco Continental SA	264,800	617,951
Casa Grande SAA	69,120	419,031
Cia de Minas Buenaventura SA ADR	275,080	11,261,775
Cia Minera Milpo SA	567,882	1,306,572
Credicorp, Ltd.	9,890	930,155
Credicorp, Ltd. ADR	87,694	8,567,704
Edegel SA	1,592,100	959,377
Edelnor SA	108,248	132,829
Energia del Sur SA	39,900	262,289
Ferreyros SA	486,707	497,692
Grana y Montero SA	904,512	1,998,502
Intergroup Financial Services Corp.	29,600	792,392
Luz del Sur SAA	211,550	513,771
Minsur SA	1,239,459	1,742,720
Sociedad Minera Cerro Verde SAA	27,721	1,230,812
Sociedad Minera el Brocal SA	8,970	163,794
Southern Copper Corp.	225,080	7,688,733
Volcan Cia Minera SA, Class B	2,144,390	2,506,043

		$45,841,259

Philippines — 1.7%
Aboitiz Equity Ventures, Inc.	4,278,000	$4,253,784
Aboitiz Power Corp.	1,765,000	1,360,568
Alliance Global Group, Inc.	4,540,000	1,247,625
Ayala Corp.	231,595	1,791,646
Ayala Land, Inc.	3,951,800	1,579,038
Banco De Oro	928,020	1,408,215
Bank of the Philippine Islands	1,032,451	1,462,825
DMCI Holdings, Inc.	2,045,000	2,184,050
Filinvest Land, Inc.	14,494,000	446,792
First Gen Corp.(1)	1,956,622	695,099
First Philippine Holdings Corp.	228,500	335,005
Globe Telecom, Inc.	18,040	410,400

Security	Shares	Value
Holcim Philippines, Inc.	1,492,000	$387,038
International Container Terminal Services, Inc.	834,700	1,080,299
JG Summit Holding, Inc.	4,019,900	2,483,905
Jollibee Foods Corp.	573,300	1,183,137
Lopez Holdings Corp.(1)	4,600,000	632,815
Manila Electric Co.	345,600	2,287,549
Manila Water Co.	254,600	119,385
Megaworld Corp.	12,596,000	654,673
Metropolitan Bank & Trust Co.	642,455	1,172,553
Philex Mining Corp.	5,579,225	3,399,378
Philippine Long Distance Telephone Co.	60,920	3,455,401
PNOC Energy Development Corp.	6,100,000	983,220
Robinsons Land Corp.	2,417,100	761,729
San Miguel Corp.	716,000	2,166,693
Semirara Mining Corp.	54,100	289,587
SM Investments Corp.	187,238	2,413,138
SM Prime Holdings, Inc.	4,412,799	1,208,239
Universal Robina Corp.	809,600	908,735
Vista Land & Lifescapes, Inc.	3,675,000	300,982

		$43,063,503

Poland — 3.0%
Agora SA	79,030	$454,457
AmRest Holdings SE(1)	7,766	213,241
Asseco Poland SA	206,626	3,542,827
Bank Handlowy w Warszawie SA	31,670	935,273
Bank Millennium SA	419,685	802,296
Bank Pekao SA	87,538	5,003,851
Bioton SA(1)	13,249,600	571,432
Boryszew SA(1)	1,974,700	624,492
BRE Bank SA(1)	11,104	1,267,058
Budimex SA	25,400	746,217
Cersanit SA(1)	130,650	375,647
Cinema City International NV(1)	71,200	828,075
Cyfrowy Polsat SA(1)	458,128	2,650,899
Echo Investment SA(1)	150,000	246,160
Enea SA(1)	169,600	1,146,892
Eurocash SA	217,300	2,124,267
Getin Holding SA(1)	291,050	1,182,818
Globe Trade Centre SA(1)	128,590	760,308
Grupa Kety SA	9,600	400,230
Grupa Lotos SA(1)	51,453	705,047
ING Bank Slaski SA	2,685	820,245
KGHM Polska Miedz SA	118,780	8,129,518
KOPEX SA(1)	82,600	653,105
LPP SA	1,400	1,121,546
Lubelski Wegiel Bogdanka SA	33,600	1,293,329
Mondi Swiecie SA(1)	9,600	274,641
Multimedia Polska SA(1)	89,740	299,950
Netia SA(1)	552,854	1,151,736
NG2 SA	19,400	390,454
Orbis SA(1)	30,000	376,645
PBG SA(1)	35,083	1,762,886
Polimex-Mostostal SA	1,561,072	1,621,441
Polish Oil & Gas	1,382,600	2,106,895
Polnord SA	20,350	158,381
Polska Grupa Energetyczna SA	554,500	4,619,905
Polski Koncern Miesny Duda SA(1)	430,000	183,448
Polski Koncern Naftowy Orlen SA(1)	265,100	4,443,401
Powszechna Kasa Oszczednosci Bank Polski SA	508,610	7,496,268
Powszechny Zaklad Ubezpieczen SA	30,200	4,106,773
Tauron Polska Energia SA	1,405,700	3,253,112

Security	Shares	Value
Telekomunikacja Polska SA	940,050	$5,884,039
TVN SA	550,020	3,333,276
Vistula Group SA(1)	400,000	216,931
Zaklad Przetworstwa Hutniczego Stalprodukt SA	1,900	209,805
Zaklady Azotowe Pulawy SA	8,500	322,596

		$78,811,813

Qatar — 1.5%
Aamal Co. QSC(1)	78,521	$390,308
Barwa Real Estate Co.	114,193	935,267
Commercial Bank of Qatar	78,567	1,591,922
Doha Bank, Ltd.	49,996	720,839
First Finance Co.(1)(2)	53,357	145,068
Gulf International Services QSC	101,750	809,205
Industries Qatar	237,545	8,974,142
Masraf Al Rayan(1)	455,150	2,942,282
Qatar Electricity & Water Co.	70,280	2,682,811
Qatar Fuel	13,226	912,212
Qatar Gas Transport Co., Ltd. (NAKILAT)	448,640	2,156,163
Qatar Insurance Co.	18,635	414,532
Qatar International Islamic Bank	45,943	603,988
Qatar Islamic Bank	61,687	1,305,896
Qatar National Bank	196,068	7,620,145
Qatar National Cement Co.	11,550	358,747
Qatar National Navigation	80,321	1,703,199
Qatar Telecom QSC	61,682	2,654,428
Salam International Investment, Ltd. QSC	55,650	171,711
United Development Co.(1)	80,160	444,520
Vodafone Qatar(1)	1,007,110	2,125,299

		$39,662,684

Romania — 0.7%
Banca Transilvania(1)	8,749,520	$3,501,226
Biofarm Bucuresti	8,351,488	594,240
BRD-Group Societe Generale	1,810,760	8,477,054
OMV Petrom SA	41,816,100	5,355,561
Transelectrica SA	134,000	935,229

		$18,863,310

Russia — 6.6%
Aeroflot-Russian Airlines	229,000	$580,574
AvtoVAZ(1)	263,394	285,044
CTC Media, Inc.	186,167	3,920,677
Evraz Group SA GDR(1)(3)	63,035	2,099,055
Federal Grid Co. Unified Energy System JSC	180,367,282	2,468,507
Federal Hydrogenerating Co.	113,865,487	5,688,040
Federal Hydrogenerating Co. ADR	56,000	278,896
IDGC Holding JSC(1)	14,107,700	1,800,128
Irkutsk Electronetwork Co. JSC(1)	338,903	24,956
Irkutskenergo OJSC ADR	327,400	275,406
KamAZ(1)	127,700	276,208
LSR Group GDR(3)	112,900	852,395
LUKOIL OAO ADR	162,877	10,831,049
Magnitogorsk Iron & Steel Works GDR(3)	53,108	589,499
Mail.ru Group, Ltd. GDR(1)(3)	52,400	1,863,324
Mechel ADR	63,400	1,577,392
MMC Norilsk Nickel	2,680	718,936
MMC Norilsk Nickel ADR	5,700	152,418
MMC Norilsk Nickel GDR	276,045	7,355,542
Mobile TeleSystems OJSC	1,156,028	10,057,812
Mosenergo	8,811,603	818,060
NovaTek OAO GDR(3)	47,416	7,357,376

Security	Shares	Value
Novolipetsk Steel GDR(3)	40,436	$1,512,183
OAO Gazprom	73,400	519,407
OAO Gazprom ADR(1)	2,165,854	31,030,086
OAO Inter Rao Ues	1,218,886,900	1,758,854
OAO Seventh Continent(1)	16,900	124,123
OAO TMK GDR(3)	64,757	1,137,345
PIK Group GDR(1)(3)	166,400	643,340
Quadra Power Generation JGC(1)	16,839,141	6,433
Rosneft Oil Co. GDR(3)	682,850	5,802,274
Rostelecom ADR	30,400	1,326,960
Sberbank of Russia	7,545,888	27,774,859
Severstal OAO GDR(3)	84,845	1,639,439
Sistema JSFC	1,359,200	1,615,507
Sistema JSFC GDR(3)	41,430	1,025,392
SOLLERS(1)	24,262	437,166
Surgutneftegas OJSC ADR	368,903	3,720,807
Surgutneftegas OJSC ADR, PFC Shares	3,489,400	1,796,703
Tatneft ADR	87,066	3,641,971
TGK-2(1)	13,779,634	2,990
Transneft, PFC Shares	847	1,348,883
United Co. RUSAL PLC(1)	744,000	1,019,187
Uralkali GDR(1)(3)	65,025	3,181,939
Vimpel-Communications ADR	364,284	4,517,122
VTB Bank OJSC GDR(3)	1,099,170	6,573,979
X5 Retail Group NV GDR(1)(3)	181,594	7,548,241

		$169,576,484

Slovenia — 0.6%
Gorenje DD(1)	37,265	$465,851
KRKA DD	88,405	7,673,827
Luka Koper(1)	35,250	640,704
Mercator Poslovni Sistem	8,415	1,910,055
Nova Kreditna Banka Maribor(1)	123,892	1,121,350
Petrol	4,194	1,266,138
Reinsurance Co. Sava, Ltd.(1)	19,485	204,077
Sava DD(1)	4,180	252,262
Telekom Slovenije DD(1)	15,242	1,620,470
Zavarovalnica Triglav DD	81,339	1,655,037

		$16,809,771

South Africa — 6.5%
ABSA Group, Ltd.	126,850	$2,492,472
Adcock Ingram Holdings, Ltd.	93,500	853,434
AECI, Ltd.	31,830	381,503
African Bank Investments, Ltd.	380,714	1,917,226
African Rainbow Minerals, Ltd.	38,400	1,083,543
Allied Electronics Corp., Ltd., PFC Shares	186,200	726,170
Anglo Platinum, Ltd.	24,280	2,075,256
AngloGold Ashanti, Ltd.	158,071	6,629,049
Aquarius Platinum, Ltd.	173,100	806,581
Arcelormittal South Africa, Ltd.	50,577	519,805
Aspen Pharmacare Holdings, Ltd.(1)	194,231	2,417,728
Aveng, Ltd.	536,790	2,873,911
AVI, Ltd.	119,300	575,525
Barloworld, Ltd.	282,820	2,730,076
Bidvest Group, Ltd.	321,596	7,547,019
Capital Property Fund	839,464	1,077,750
Clicks Group, Ltd.	147,300	879,886
DataTec, Ltd.	140,700	825,926
Discovery Holdings, Ltd.	250,145	1,464,820
FirstRand, Ltd.	1,525,650	4,394,041

Security	Shares	Value
Foschini, Ltd.	95,500	$1,255,947
Gold Fields, Ltd.	305,577	4,742,196
Grindrod, Ltd.	340,300	705,245
Group Five, Ltd.	81,460	360,416
Growthpoint Properties, Ltd.	605,700	1,667,600
Harmony Gold Mining Co., Ltd.	148,010	2,003,159
Hyprop Investments, Ltd.	67,500	551,562
Illovo Sugar, Ltd.	87,400	338,719
Impala Platinum Holdings, Ltd.	207,080	5,288,486
Imperial Holdings, Ltd.	81,680	1,403,188
Investec, Ltd.	111,500	898,226
JD Group, Ltd.	58,290	372,173
JSE, Ltd.	42,700	422,527
Kumba Iron Ore, Ltd.	35,260	2,684,453
Kumba Resources, Ltd.	69,510	1,865,960
Lewis Group, Ltd.	32,500	411,903
Liberty Holdings, Ltd.	73,900	828,538
Life Healthcare Group Holdings, Ltd.	504,900	1,312,604
Massmart Holdings, Ltd.	41,650	899,254
Medi-Clinic Corp., Ltd.	57,420	270,732
MMI Holdings, Ltd.	512,896	1,302,329
Mondi, Ltd.	72,300	573,481
Mpact, Ltd.(1)	72,300	148,213
Mr. Price Group, Ltd.	118,100	1,301,213
MTN Group, Ltd.	1,238,940	26,802,429
Murray & Roberts Holdings, Ltd.	426,950	1,967,688
Nampak, Ltd.	271,938	902,419
Naspers, Ltd., Class N	166,142	8,891,626
Nedbank Group, Ltd.	89,230	1,873,600
Netcare, Ltd.	582,550	1,266,547
Northam Platinum, Ltd.	106,038	587,877
Pick’n Pay Stores, Ltd.	180,470	1,105,692
Pretoria Portland Cement Co., Ltd.	225,427	869,921
Raubex Group, Ltd.	93,000	214,305
Redefine Properties, Ltd.	1,261,400	1,528,169
Remgro, Ltd.	192,000	3,181,108
Reunert, Ltd.	249,860	2,220,812
RMB Holdings, Ltd.	293,400	1,106,141
RMI Holdings	483,800	898,393
Sanlam, Ltd.	757,390	3,056,615
Sappi, Ltd.(1)	222,236	1,011,090
Sasol, Ltd.	192,550	9,658,362
Shoprite Holdings, Ltd.	212,000	3,294,630
Spar Group, Ltd.	79,600	1,093,695
Standard Bank Group, Ltd.	470,921	6,847,881
Steinhoff International Holdings, Ltd.(1)	548,840	1,914,288
Sun International, Ltd.	30,482	427,606
Telkom South Africa, Ltd.	253,050	1,353,286
Tiger Brands, Ltd.	76,800	2,337,974
Tongaat-Hulett	21,000	295,376
Truworths International, Ltd.	184,600	1,999,304
Vodacom Group (Pty), Ltd.	256,600	3,265,958
Wilson Bayly Holmes-Ovcon, Ltd.	68,900	1,112,150
Woolworths Holdings, Ltd.	371,409	1,751,427

		$166,716,214

South Korea — 6.5%
Amorepacific Corp.	688	$783,079
Asiana Airlines(1)	46,000	462,587
BS Financial Group, Inc.(1)	60,370	930,487
Celltrion, Inc.	20,810	946,681
Cheil Industries, Inc.	14,000	1,599,176

Security	Shares	Value
Cheil Worldwide, Inc.	32,500	$513,226
CJ CheilJedang Corp.	1,796	521,697
CJ Corp.	3,700	298,427
CJ O Shopping Co., Ltd.	3,130	837,993
Daelim Industrial Co., Ltd.	4,950	592,209
Daewoo Engineering & Construction Co., Ltd.(1)	37,741	441,654
Daewoo International Corp.	11,575	438,459
Daewoo Motor Sales Corp.(1)	104,445	188,225
Daewoo Securities Co., Ltd.	36,050	633,984
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	18,880	670,491
DGB Financial Group Co., Ltd.(1)	48,450	767,443
Dong-A Pharmaceutical Co., Ltd.	3,386	362,745
Dongbu Insurance Co., Ltd.	16,840	835,625
Dongkuk Steel Mill Co., Ltd.	12,930	486,500
Doosan Corp.	3,160	442,917
Doosan Heavy Industries & Construction Co., Ltd.	14,200	909,587
Doosan Infracore Co., Ltd.(1)	16,600	413,486
E-Mart Co., Ltd.(1)	5,028	1,311,486
GLOVIS Co., Ltd.	7,470	1,361,336
GS Engineering & Construction Corp.	6,270	707,990
GS Holdings Corp.	16,000	1,371,143
Hana Financial Group, Inc.	70,030	2,746,682
Hanjin Heavy Industries & Construction Co., Ltd.(1)	9,911	288,464
Hanjin Shipping Co., Ltd.	27,991	559,315
Hanjin Shipping Holdings Co., Ltd.	17,298	208,694
Hankook Tire Co., Ltd.	32,340	1,315,124
Hanmi Pharmaceutical Co., Ltd.(1)	6,076	495,172
Hansol Paper Co., Ltd.	30,000	249,521
Hanwha Chemical Corp.	29,490	1,300,360
Hanwha Corp.	17,590	862,437
Hite Brewery Co., Ltd.	1,789	188,462
Honam Petrochemical Corp.	4,170	1,708,390
Hynix Semiconductor, Inc.	83,690	1,929,287
Hyosung Corp.	7,680	679,973
Hyundai Department Store Co., Ltd.	6,215	1,084,056
Hyundai Development Co.	16,000	502,648
Hyundai Engineering & Construction Co., Ltd.	16,470	1,349,771
Hyundai Heavy Industries Co., Ltd.	10,970	4,241,070
Hyundai Marine & Fire Insurance Co., Ltd.	25,800	826,345
Hyundai Merchant Marine Co., Ltd.	32,500	923,000
Hyundai Mipo Dockyard Co., Ltd.	3,775	597,740
Hyundai Mobis	16,900	6,083,991
Hyundai Motor Co.	41,500	9,239,095
Hyundai Securities Co., Ltd.	43,870	530,002
Hyundai Steel Co.	17,530	2,160,619
Industrial Bank of Korea	54,280	933,054
Kangwon Land, Inc.	35,740	1,016,646
KB Financial Group, Inc.	109,511	5,447,437
KCC Corp.	1,445	479,768
Kia Motors Corp.	56,320	4,128,967
Korea Electric Power Corp.(1)	110,520	2,686,084
Korea Exchange Bank	65,860	583,782
Korea Express Co., Ltd.(1)	4,349	418,596
Korea Gas Corp.	5,680	192,072
Korea Investment Holdings Co., Ltd.	16,690	660,053
Korea Zinc Co., Ltd.	4,440	1,838,960
Korean Air Lines Co., Ltd.	23,502	1,499,737
Korean Reinsurance Co.	38,661	483,610
KT Corp.	44,253	1,659,802
KT&G Corp.	35,315	2,197,348
LG Chem, Ltd.	12,618	5,626,731
LG Corp.	19,110	1,428,456

Security	Shares	Value
LG Display Co., Ltd.	34,900	$897,975
LG Electronics, Inc.	22,220	1,693,090
LG Hausys, Ltd.	2,858	227,095
LG Household & Health Care, Ltd.	2,850	1,289,434
LG Life Sciences, Ltd.(1)	5,000	242,070
LG Uplus Corp.	154,920	781,505
LIG Insurance Co., Ltd.	12,400	307,697
Lotte Shopping Co., Ltd.	3,265	1,408,020
LS Corp.	3,530	366,339
LS Industrial Systems Co., Ltd.	3,800	265,694
Macquarie Korea Infrastructure Fund	31,415	146,750
Mirae Asset Securities Co., Ltd.	9,580	444,531
Namhae Chemical Corp.	15,250	205,338
NCsoft Corp.	2,850	876,988
NHN Corp.(1)	8,075	1,607,482
Nong Shim Co., Ltd.	1,400	335,957
OCI Co., Ltd.	4,670	1,800,871
ORION Corp.	800	388,504
POSCO	19,127	8,447,902
S-Oil Corp.	14,285	2,019,841
S1 Corp.	5,750	306,381
Samsung C&T Corp.	25,320	2,013,825
Samsung Card Co., Ltd.	14,060	799,932
Samsung Electro-Mechanics Co., Ltd.	9,390	773,396
Samsung Electronics Co., Ltd.	24,000	19,218,300
Samsung Electronics Co., Ltd., PFC Shares	1,928	1,027,524
Samsung Engineering Co., Ltd.	6,600	1,626,639
Samsung Fine Chemicals Co., Ltd.	8,450	564,112
Samsung Fire & Marine Insurance Co., Ltd.	12,585	2,846,826
Samsung Heavy Industries Co., Ltd.	31,450	1,279,523
Samsung Life Insurance Co., Ltd.	29,600	2,803,008
Samsung SDI Co., Ltd.	6,350	1,023,262
Samsung Securities Co., Ltd.	15,140	1,140,854
Samsung Techwin Co., Ltd.	9,295	681,324
Shinhan Financial Group Co., Ltd.	137,903	6,605,889
Shinsegae Co., Ltd.	1,775	552,215
SK Broadband Co., Ltd.(1)	83,346	350,579
SK C&C Co., Ltd.	3,900	515,761
SK Chemicals Co., Ltd.	5,860	443,918
SK Energy Co., Ltd.	17,679	3,644,780
SK Holdings Co., Ltd.	6,015	1,035,528
SK Networks Co., Ltd.	26,310	321,731
SK Telecom Co., Ltd.	12,668	1,762,791
SK Telecom Co., Ltd. ADR	9,450	150,444
STX Pan Ocean Co., Ltd.	54,780	412,506
Tong Yang Securities, Inc.	32,865	200,005
Woongjin Coway Co., Ltd.	14,650	565,626
Woori Finance Holdings Co., Ltd.	94,360	1,243,414
Woori Investment & Securities Co., Ltd.	34,900	624,775
Yuhan Corp.	1,968	273,364

		$168,741,269

Taiwan — 6.0%
Acer, Inc.	645,990	$896,243
Advanced Semiconductor Engineering, Inc.(1)	1,084,774	1,172,247
Altek Corp.	253,579	319,330
Ambassador Hotel	298,000	416,073
AmTRAN Technology Co., Ltd.	349,073	275,837
Asia Cement Corp.	730,845	1,129,687
Asia Optical Co., Inc.(1)	406,907	599,583
Asustek Computer, Inc.	148,325	1,193,677
AU Optronics Corp.	1,550,837	849,866

Security	Shares	Value
Capital Securities Corp.	701,407	$352,762
Catcher Technology Co., Ltd.	211,647	1,848,455
Cathay Financial Holding Co., Ltd.	2,105,181	3,156,322
Chang Hwa Commercial Bank	1,401,740	1,109,646
Cheng Shin Rubber Industry Co., Ltd.	663,863	1,992,397
Chicony Electronics Co., Ltd.	152,599	292,434
Chimei Innolux Corp.(1)	1,479,884	793,529
China Airlines, Ltd.	1,349,411	787,746
China Development Financial Holding Corp.	3,203,209	1,227,867
China Life Insurance Co., Ltd.	617,398	867,027
China Motor Corp.	582,315	678,517
China Petrochemical Development Corp.(1)	820,800	1,277,753
China Steel Corp.	3,204,873	3,343,196
Chinatrust Financial Holding Co., Ltd.	3,372,671	3,045,649
Chipbond Technology Corp.(1)	259,000	301,010
Chong Hong Construction Co., Ltd.	164,495	520,534
Chunghwa Picture Tubes, Ltd.(1)	2,539,419	303,227
Chunghwa Telecom Co., Ltd.	1,422,746	4,931,142
Chunghwa Telecom Co., Ltd. ADR	20,616	716,612
Clevo Co.	170,426	332,224
Compal Electronics, Inc.	919,345	1,192,628
Coretronic Corp.	232,505	273,762
Delta Electronics, Inc.	446,105	1,579,015
Dynapack International Technology Corp.	111,374	550,012
E Ink Holdings, Inc.	267,000	554,377
E.Sun Financial Holding Co., Ltd.	839,591	581,085
Elan Microelectronics Corp.	345,300	403,637
Epistar Corp.	191,472	449,453
EVA Airways Corp.(1)	923,744	823,628
Evergreen International Storage & Transport Corp.	319,000	274,750
Evergreen Marine Corp.(1)	582,050	399,302
Everlight Electronics Co., Ltd.	104,291	224,545
Far Eastern Department Stores, Ltd.	690,862	1,505,532
Far Eastern New Century Corp.	935,727	1,501,294
Far EasTone Telecommunications Co., Ltd.	626,074	1,035,275
Faraday Technology Corp.	169,434	219,555
Feng Hsin Iron & Steel Co., Ltd.	183,260	338,892
First Financial Holding Co., Ltd.	1,691,374	1,402,625
Formosa Chemicals & Fibre Corp.	941,980	3,412,778
Formosa International Hotels Corp.	29,117	488,700
Formosa Petrochemical Corp.	479,320	1,805,875
Formosa Plastics Corp.	1,251,670	4,713,074
Formosa Taffeta Co., Ltd.	842,000	952,759
Formosan Rubber Group, Inc.	433,000	426,890
Foxconn International Holdings, Ltd.(1)	582,000	264,160
Foxconn Technology Co., Ltd.	255,295	1,177,528
Fubon Financial Holding Co., Ltd.	1,722,139	2,809,527
Giant Manufacturing Co., Ltd.	150,208	602,210
Gintech Energy Corp.	139,649	305,685
Goldsun Development & Construction Co., Ltd.	889,928	492,673
Great Wall Enterprise Co., Ltd.	369,020	488,368
HannStar Display Corp.(1)	2,250,299	282,207
Highwealth Construction Corp.	227,705	520,303
Hon Hai Precision Industry Co., Ltd.	1,701,737	4,853,102
Hotai Motor Co., Ltd.	159,000	777,411
HTC Corp.	177,798	5,289,039
Hua Nan Financial Holdings Co., Ltd.	1,212,422	954,968
Inotera Memories, Inc.(1)	895,786	244,056
Inventec Co., Ltd.	614,460	301,433
KGI Securities Co., Ltd.(1)	1,172,000	661,967
Largan Precision Co., Ltd.	27,795	935,943
Lite-On Technology Corp.	544,328	711,765

Security	Shares	Value
Macronix International Co., Ltd.	1,158,860	$579,160
MediaTek, Inc.	234,462	2,100,145
Mega Financial Holding Co., Ltd.	3,440,000	3,311,701
Motech Industries, Inc.	86,451	269,105
Nan Kang Rubber Tire Co., Ltd.	379,279	775,488
Nan Ya Plastics Corp.	1,724,608	4,770,946
Nanya Technology Corp.(1)	982,621	228,232
Neo Solar Power Corp.	156,631	207,629
Novatek Microelectronics Corp., Ltd.	215,942	604,338
Pegatron Corp.(1)	433,028	497,821
Phison Electronics Corp.	60,363	303,143
Polaris Securities Co., Ltd.(1)	943,300	706,598
Pou Chen Corp.	1,251,819	1,118,430
Powerchip Technology Corp.(1)	1,370,239	178,391
Powertech Technology, Inc.	273,865	787,941
President Chain Store Corp.	261,664	1,674,072
Qisda Corp.	714,000	236,943
Quanta Computer, Inc.(1)	614,508	1,513,755
Radiant Opto-Electronics Corp.	265,119	1,039,685
Radium Life Tech Co., Ltd.	319,000	443,072
Realtek Semiconductor Corp.	116,826	213,259
RichTek Technology Corp.	36,478	231,578
Ritek Corp.(1)	1,292,159	317,701
Ruentex Development Co., Ltd.	269,000	403,086
Ruentex Industries, Ltd.	431,000	1,063,217
Sanyang Industrial Co., Ltd.	742,327	542,665
Shin Kong Financial Holding Co., Ltd.(1)	2,714,368	1,172,717
Shin Kong Synthetic Fibers Corp.	1,252,069	556,246
Siliconware Precision Industries Co.	863,243	860,189
Simplo Technology Co., Ltd.	70,809	610,273
Sino-American Silicon Products, Inc.(1)	105,069	313,062
SinoPac Financial Holdings Co., Ltd.(1)	2,065,000	894,853
Solar Applied Materials Technology Corp.(1)	244,552	606,726
Star Comgisitic Capital Co., Ltd.	222,320	245,137
Synnex Technology International Corp.	409,818	1,052,070
Tainan Spinning Co., Ltd.	865,980	582,603
Taishin Financial Holdings Co., Ltd.	2,703,629	1,444,091
Taiwan Business Bank(1)	1,067,040	408,801
Taiwan Cement Corp.	1,175,850	1,860,413
Taiwan Cooperative Bank	1,196,063	978,058
Taiwan Fertilizer Co., Ltd.	348,000	1,243,543
Taiwan Glass Industrial Corp.	277,200	429,855
Taiwan Kolin Co., Ltd.(1)(2)	177,000	0
Taiwan Mobile Co., Ltd.	956,427	2,632,883
Taiwan Semiconductor Manufacturing Co., Ltd.	5,105,465	12,687,842
Taiwan Tea Corp.	395,711	280,637
Tatung Co., Ltd.(1)	1,355,785	695,374
Teco Electric & Machinery Co., Ltd.	482,000	344,478
Tong Yang Industry Co., Ltd.(1)	324,000	430,215
TPK Holding Co., Ltd.(1)	42,000	1,240,317
Tripod Technology Corp.(1)	119,401	474,113
TSRC Corp.	314,600	852,402
TTY Biopharm Co., Ltd.	171,526	784,873
Tung Ho Steel Enterprise Corp.(1)	532,060	605,579
U-Ming Marine Transport Corp.	186,000	326,662
Uni-President Enterprises Corp.	1,811,727	2,973,288
Unimicron Technology Corp.	359,000	638,708
United Microelectronics Corp.	2,647,090	1,189,460
Walsin Lihwa Corp.(1)	958,000	455,871
Wan Hai Lines, Ltd.(1)	494,250	347,385
Waterland Financial Holdings	941,861	426,256
Wei Chuan Food Corp.(1)	379,000	503,524

Security	Shares	Value
Wintek Corp.(1)	299,000	$406,197
Wistron Corp.(1)	433,653	730,175
WPG Holdings Co., Ltd.	421,550	704,467
Yageo Corp.	788,000	320,247
Yang Ming Marine Transport(1)	637,050	407,079
Yieh Phui Enterprise	1,017,324	405,324
Young Fast Optoelectronics Co., Ltd.	36,302	168,657
Yuanta Financial Holding Co., Ltd.(1)	2,619,225	1,872,632
Yuen Foong Yu Paper Manufacturing Co., Ltd.	885,833	440,697
Yulon Motor Co., Ltd.	768,809	2,011,354
Zinwell Corp.	185,871	265,229

		$154,511,043

Thailand — 3.4%
Advanced Info Service PCL(5)	1,853,000	$7,165,196
Airports of Thailand PCL(5)	742,000	1,166,273
Asian Property Development PCL(5)	2,877,000	581,651
Bangkok Bank PCL	252,500	1,469,910
Bangkok Bank PCL(5)	101,800	601,731
Bangkok Dusit Medical Services PCL(5)	559,400	1,082,734
Bank of Ayudhya PCL(5)	2,076,800	1,948,295
Banpu PCL(5)	77,400	1,889,414
BEC World PCL(5)	1,567,600	2,156,086
Bumrungrad Hospital PCL(5)	899,500	1,139,826
Cal-Comp Electronics (Thailand) PCL(5)	2,747,300	312,665
Central Pattana PCL(5)	426,000	524,205
CH. Karnchang PCL(5)	892,200	235,709
Charoen Pokphand Foods PCL(5)	4,153,900	4,409,430
CP ALL PCL(5)	2,981,100	4,936,307
Delta Electronics (Thailand) PCL(5)	1,087,100	991,626
Electricity Generating PCL(5)	207,400	656,391
Glow Energy PCL(5)	1,063,200	2,011,879
Hana Microelectronics PCL(5)	888,200	740,812
Indorama Ventures PCL(5)	730,000	1,068,721
IRPC PCL(5)	6,955,100	1,335,877
Italian-Thai Development PCL(5)	1,858,000	284,742
Kasikornbank PCL(5)	998,000	4,736,949
Khon Kaen Sugar Industry PCL	1,832,000	957,441
Krung Thai Bank PCL(5)	1,945,000	1,353,736
L.P.N. Development PCL(5)	1,255,000	474,487
Land & Houses PCL	1,242,800	282,660
Land & Houses PCL(5)	1,350,700	311,681
Minor International PCL(5)	2,325,270	1,003,419
Precious Shipping PCL(5)	258,800	151,631
Pruksa Real Estate PCL(5)	1,150,000	792,379
PTT Aromatics & Refining PCL(5)	587,652	834,916
PTT Chemical PCL(5)	308,800	1,676,219
PTT Exploration & Production PCL(5)	949,800	5,839,886
PTT PCL(5)	601,460	6,970,759
Quality House PCL(5)	5,618,700	355,215
Ratchaburi Electricity Generating Holding PCL(5)	676,000	974,071
Sahaviriya Steel Industries PCL(1)(5)	6,249,960	247,153
Samart Corp. PCL(5)	1,341,500	439,943
Siam Cement PCL(5)	215,500	3,165,242
Siam City Cement PCL(5)	47,690	370,499
Siam Commercial Bank PCL(5)	1,211,000	5,119,108
Siam Makro PCL(5)	35,000	273,096
Sino Thai Engineering & Construction PCL(5)	2,479,500	952,377
Thai Airways International PCL(5)	1,268,700	1,203,446
Thai Beverage PCL	7,386,000	1,689,033
Thai Oil PCL(5)	712,500	1,824,395
Thai Tap Water Supply Co., Ltd.(5)	3,598,200	716,671

Security	Shares	Value
Thai Union Frozen Products PCL(5)	643,335	$1,226,229
Thanachart Capital PCL(5)	417,400	425,615
Thoresen Thai Agencies PCL(5)	824,160	523,976
TMB Bank PCL(5)	13,375,900	913,236
Total Access Communication PCL(5)	688,100	1,532,581
Total Access Communication PCL NVDR	510,000	1,149,908
TPI Polene PCL(5)	1,115,200	484,849
True Corp. PCL(1)(5)	14,176,797	1,936,220

		$87,618,506

Turkey — 3.1%
Adana Cimento Sanayii TAS	93,019	$246,678
Akbank TAS	1,255,133	5,456,187
Akcansa Cimento AS	56,400	238,373
Akenerji Elektrik Uretim AS(1)	308,455	652,629
Aksa Akrilik Kimya Sanayii AS	185,209	580,397
Albaraka Turk Katilim Bankasi AS	312,900	413,698
Anadolu Efes Biracilik ve Malt Sanayii AS	212,239	2,801,628
Arcelik AS	267,854	1,218,510
Asya Katilim Bankasi AS(1)	944,900	1,331,546
Aygaz AS	69,913	434,538
Bagfas Bandirma Gubre Fabrikalari AS	2,500	231,491
BIM Birlesik Magazalar AS	94,860	3,228,727
Cimsa Cimento Sanayi ve Ticaret AS	66,200	327,214
Coca-Cola Icecek AS	65,700	945,044
Dogan Sirketler Grubu Holding AS(1)	2,071,509	1,061,690
Dogan Yayin Holding AS(1)	423,304	232,890
Eczacibasi Ilac Sanayi ve Ticaret AS	356,500	475,427
Enka Insaat ve Sanayi AS	1,153,197	3,140,771
Eregli Demir ve Celik Fabrikalari TAS	1,536,521	3,614,066
Ford Otomotiv Sanayi AS	94,600	742,770
Gubre Fabrikalari TAS(1)	25,300	199,932
Haci Omer Sabanci Holding AS	770,618	3,005,191
Hurriyet Gazetecilik ve Matbaacilik AS(1)	783,538	519,461
Ihlas Holding AS(1)	1,865,600	1,186,719
Is Gayrimenkul Yatirim Ortakligi AS	527,286	400,381
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	1,170,360	691,183
KOC Holding AS	1,260,534	5,260,476
Koza Altin Isletmeleri AS	75,000	1,084,730
Koza Davetiyeleri(1)	215,300	631,335
Mondi Tire Kutsan Kagit Ve Ambalas Sanayii AS(1)	225,000	180,247
Petkim Petrokimya Holding AS(1)	582,661	868,825
Petrol Ofisi AS	93,978	305,963
Sekerbank TAS	747,999	439,692
TAV Havalimanlari Holding AS(1)	214,000	1,042,170
Tekfen Holding AS	355,317	1,228,813
Tofas Turk Otomobil Fabrikasi AS	117,700	485,543
Trakya Cam Sanayii AS	445,491	946,703
Tupras-Turkiye Petrol Rafinerileri AS	171,370	4,159,714
Turcas Petrolculuk AS	144,459	291,466
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	923,522	1,722,020
Turk Sise ve Cam Fabrikalari AS	614,899	1,343,107
Turk Telekomunikasyon AS	744,300	3,172,202
Turkcell Iletisim Hizmetleri AS(1)	1,114,500	5,726,480
Turkiye Garanti Bankasi AS	1,814,400	7,961,683
Turkiye Halk Bankasi AS	262,300	1,831,549
Turkiye Is Bankasi	1,196,807	3,415,514
Turkiye Sinai Kalkinma Bankasi AS	293,332	409,172
Turkiye Vakiflar Bankasi TAO	587,200	1,223,254
Ulker Gida Sanayi ve Ticaret AS	226,859	733,372
Yapi ve Kredi Bankasi AS(1)	734,885	1,743,778

Security	Shares	Value
Yazicilar Holding AS	49,200	$321,783
Zorlu Enerji Elektrik Uretim AS(1)	299,054	368,613

		$80,275,345

United Arab Emirates — 1.5%
Aabar Investments (PJSC)(1)(2)	2,497,440	$492,974
Abu Dhabi Commercial Bank (PJSC)(1)	2,487,000	2,051,679
Abu Dhabi National Hotels	718,461	490,985
Agthia Group (PJSC)	1,252,100	700,086
Air Arabia	9,312,600	1,708,471
Ajman Bank (PJSC)(1)	2,266,800	530,765
Aldar Properties (PJSC)(1)	2,506,800	847,698
Amlak Finance (PJSC)(1)(2)	227,500	0
Arabtec Holding Co.(1)	9,222,875	3,366,097
Aramex (PJSC)	982,500	481,967
Dana Gas(1)	17,357,790	2,870,323
DP World, Ltd.	528,216	6,519,746
Dubai Financial Market(1)	3,526,800	1,087,764
Dubai Investments (PJSC)	1,391,777	297,180
Dubai Islamic Bank (PJSC)	1,575,697	854,871
Emaar Properties (PJSC)	6,393,100	4,882,195
Emirates NBD (PJSC)	606,700	705,713
First Gulf Bank (PJSC)	500,420	2,262,237
Gulf Navigation Holding(1)	1,850,000	166,461
Islamic Arabic Insurance Co.(1)	946,000	180,124
National Bank of Abu Dhabi (PJSC)	1,534,366	4,713,559
Ras Al Khaimah Cement Co.(1)	2,052,000	467,344
Ras Al Khaimah Co.	490,450	210,313
Ras Al Khaimah Properties (PJSC)(1)	2,244,000	212,971
Sorouh Real Estate Co.(1)	848,925	280,079
Union National Bank	1,604,284	1,455,816
Waha Capital (PJSC)	2,364,751	435,478

		$38,272,896

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC(1)	419,440	$572,288
Baoviet Holdings	269,000	862,054
Development Investment Construction Corp.	154,500	123,780
FPT Corp.	541,333	1,511,369
Gemadept Corp.(1)	312,000	392,367
Hagl JSC	786,550	1,317,600
HCM City Infrastructure Investment JSC	365,000	306,574
Hoa Phat Group JSC	710,100	1,044,721
Kim Long Securities Corp.(1)	1,377,700	695,707
Kinh Bac City Development Share Holding Corp.(1)	328,860	209,180
Kinhdo Corp.	505,750	752,323
Masan Group Corp.(1)	60,890	273,480
PetroVietnam Construction JSC	682,500	367,844
PetroVietnam Drilling and Well Services JSC	587,083	1,120,290
PetroVietnam Fertilizer and Chemical JSC	737,000	1,173,761
PetroVietnam Technical Services Corp. JSC	333,000	273,256
Pha Lai Thermal Power JSC	483,390	152,563
Refrigeration Electrical Engineering Corp.	1,182,100	648,591
Saigon Securities, Inc.(1)	882,600	745,678
Song Da Urban & Industrial Zone Investment and Development JSC	153,250	213,560
Tan Tao Investment Industry Co.(1)	1,087,300	522,664
Vietnam Construction and Import-Export JSC	621,655	374,291
Vietnam Dairy Products JSC	230,990	1,289,820

Security	Shares	Value
Vietnam Joint Stock Commercial Bank for Industry and Trade	374,500	$485,513
Vincom JSC	523,245	2,921,736

		$18,351,010

Total Common Stocks (identified cost $2,121,174,776)		$2,532,579,773

Corporate Bonds — 0.0%(4)

	Principal
	Amount
Security	(000’s omitted)	Value
India — 0.0%(4)
Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR 1,240	$28,052

Total Corporate Bonds (identified cost $27,437)		$28,052

Equity-Linked Securities(6) — 0.8%

	Maturity
Security	Date	Shares	Value
Saudi Arabia — 0.8%
Al Abdullatif Industrial Investment Co.(7)	7/6/12	24,300	$167,499
Al Rajhi Bank(7)	4/30/12	93,193	1,804,743
Alinma Bank(7)	6/4/12	156,100	408,959
Almarai Co., Ltd.(7)	3/27/12	46,000	1,120,806
Arab National Bank(7)	6/4/12	59,500	473,596
Bank Albilad(7)	9/21/12	38,000	183,151
Banque Saudi Fransi(7)	4/30/12	34,584	398,387
Dar Al Arkan Real Estate Development(7)	8/13/12	185,500	364,795
Etihad Etisalat Co.(7)	4/2/12	95,862	1,396,316
Fawaz Abdulaziz Alhokair Co.(7)	4/4/12	20,000	267,319
Jabal Omar Development Co.(7)	5/3/13	84,579	279,098
Jarir Marketing Co.(7)	6/4/12	11,300	510,356
Mobile Telecommunications Co.(7)	6/4/12	295,500	514,140
National Industrialization Co.(7)	5/14/12	176,253	2,004,481
Rabigh Refining and Petrochemicals Co.(7)	4/2/12	21,500	142,035
Riyad Bank(7)	6/11/12	82,700	549,099
Sahara Petrochemical Co.(7)	11/26/12	46,000	287,638
Samba Financial Group(7)	4/30/12	65,008	849,395
Saudi Arabian Amiantit Co.(7)	6/25/12	53,100	230,441
Saudi Arabian Fertilizer Co.(7)	6/4/12	14,650	682,166
Saudi Arabian Mining Co.(7)	6/25/12	54,900	385,744
Saudi Basic Industries Corp.(7)	3/26/12	89,696	2,490,427
Saudi British Bank(7)	10/2/12	16,800	193,750
Saudi Cable Co.(7)	9/21/12	30,000	109,794
Saudi Cement Co.(7)	8/13/12	15,300	248,357
Saudi Chemical Co.(7)	11/26/12	25,900	304,223
Saudi Electricity Co.(7)	6/25/12	268,400	953,665
Saudi Industrial Investment Group(7)	6/11/12	40,000	232,788
Saudi International Petrochemicals Co.(7)	9/21/12	40,700	229,806
Saudi Kayan Petrochemical Co.(7)	6/4/12	49,000	225,716
Saudi Telecom Co.(7)	5/21/12	78,600	751,377
Savola(7)	4/20/12	115,300	791,684
Yanbu National Petrochemicals Co.(7)	1/7/13	23,900	318,331

Total Equity-Linked Securities (identified cost $18,727,261)			$19,870,082

Investment Funds — 0.1%

Security	Shares	Value
Vietnam Enterprise Investments, Ltd.(1)	1,239,727	$2,231,509

Total Investment Funds (identified cost $5,027,204)		$2,231,509

Rights(1) — 0.0%

Security	Shares	Value
Parque Arauco SA, Exp. 9/2/11	63,657	$0

Total Rights (identified cost $0)		$0

Short-Term Investments — 0.6%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/11	$15,915	$15,914,607

Total Short-Term Investments (identified cost $15,914,607)		$15,914,607

Total Investments — 99.6% (identified cost $2,160,871,285)		$2,570,624,023

Other Assets, Less Liabilities — 0.4%		$11,509,693

Net Assets — 100.0%		$2,582,133,716

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

INR	-	Indian Rupee

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Amount is less than 0.05%.

(5)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)		Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $19,870,082 or 0.8% of the Fund’s net assets.

Currency Concentration of Portfolio

	Percentage of
Currency	Net Assets	Value
United States Dollar	12.5%	$323,618,033
Hong Kong Dollar	8.0	205,667,574
South Korean Won	6.5	168,590,825
South African Rand	6.4	165,909,633
Indian Rupee	6.3	162,217,253
Brazilian Real	6.0	155,674,556
Mexican Peso	6.0	155,215,366
New Taiwan Dollar	6.0	153,530,271
Indonesian Rupiah	3.4	87,026,641
Thai Baht	3.3	84,879,633
New Turkish Lira	3.1	80,275,345
Malaysian Ringgit	3.1	79,094,141
Polish Zloty	3.1	78,811,813
Chilean Peso	3.0	77,690,833
Philippine Peso	1.7	43,063,503
Hungarian Forint	1.6	42,093,446
Qatari Riyal	1.5	39,662,684
Moroccan Dirham	1.5	39,482,399
Kuwaiti Dinar	1.5	38,508,507
Czech Koruna	1.5	38,472,910
Egyptian Pound	1.4	37,188,693
Colombian Peso	1.4	35,377,683
United Arab Emirates Dirham	1.2	31,753,150
Euro	1.1	27,432,370
Other currency, less than 1% each	8.5	219,386,761

Total Investments	99.6%	$2,570,624,023

Sector Classification of Portfolio

	Percentage of
Sector	Net Assets	Value
Financials	26.0%	$669,911,998
Materials	12.7	327,231,004
Telecommunication Services	10.5	271,455,427
Industrials	10.4	268,769,657
Energy	10.2	263,403,590
Consumer Staples	8.0	207,261,798
Consumer Discretionary	7.6	197,074,354
Information Technology	6.3	162,882,653
Utilities	5.1	130,577,513
Health Care	2.1	53,881,861
Other	0.6	15,942,659
Investment Funds	0.1	2,231,509

Total Investments	99.6%	$2,570,624,023

The Fund did not have any open financial instruments at July 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,177,279,236

Gross unrealized appreciation	$541,759,002
Gross unrealized depreciation	(148,414,215)

Net unrealized appreciation	$393,344,787

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$79,047,401	$959,399,152		$0	$1,038,446,553
Emerging Europe	122,028,739	354,817,261		—	476,846,000
Latin America	496,934,884	—		—	496,934,884
Middle East/Africa	218,926,659	300,768,792		656,885	520,352,336

Total Common Stocks	$916,937,683	$1,614,985,205	*	$656,885	$2,532,579,773

Corporate Bonds	$—	$28,052		$—	$28,052
Equity-Linked Securities	—	19,870,082		—	19,870,082
Investment Funds	—	2,231,509		—	2,231,509
Rights	—	0		—	0
Short-Term Investments	—	15,914,607		—	15,914,607

Total Investments	$916,937,683	$1,653,029,455		$656,885	$2,570,624,023

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks
Balance as of October 31, 2010	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(801,997)
Cost of purchases	—
Proceeds from sales	—
Accrued discount (premium)	—
Transfers to Level 3*	1,458,882
Transfers from Level 3*	(0)

Balance as of July 31, 2011	$656,885

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2011*	$(801,997)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 1 and Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments. Transfers from Level 3 to Level 1 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.

All Level 3 investments held at October 31, 2010 were valued at $0.

At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended, was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2.	Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 26, 2011